UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: DECEMBER 31, 2024

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck AA-BB CLO ETF

Ticker: CLOB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck AA-BB CLO ETF (the "Fund") for the period September 24, 2024 (inception of Fund) to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck AA-BB CLO ETF	$12Footnote Reference(a)	0.45%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

How did the Fund perform during the period?

  The Fund launched on September 24, 2024 and therefore does not have a full calendar year of performance.

  Strong collateralized loan obligation total returns were driven by high base rates, even as the Federal Reserve began cutting rates in September, and spread tightening driven by a supportive technical and fundamental backdrop.

  Since inception, the Fund performed approximately in line with its benchmark, the J.P. Morgan CLOIE Balanced Mezzanine Index.

  Security selection within BBB rated tranches contributed positively to returns relative to the benchmark, while the underweight to BB rated tranche detracted from relative performance.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (9/24/2024).

CLOB
JCLOBAME
US00
$15,000
$10,000
$5,000
$0
$10,288 - CLOB
$10,285 - JCLOBAME
$9,665 - US00
Sep-24
Sep-24
Oct-24
Nov-24
Dec-24

	CLOB	US00	JCLOBAME
Sep-24	$10,000	$10,000	$10,000
Sep-24	$10,031	$9,970	$10,025
Oct-24	$10,116	$9,726	$10,123
Nov-24	$10,205	$9,824	$10,205
Dec-24	$10,288	$9,665	$10,285

Average Annual Total Returns

.	Life*
VanEck AA-BB CLO ETF	2.88%
J.P. Morgan CLOIE Balanced Mezzanine Index (JCLOBAME)	2.85%
ICE BofA US Broad Market Index (US00)	(3.35)%

* Inception of Fund: 9/24/24

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$60,731,230
  Number of Portfolio Holdings35
  Portfolio Turnover Rate-%
  Advisory Fees Paid$58,156

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Collateralized Loan Obligations
99.3%
Other assets less liabilities
0.7%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.7%
Collateralized Loan Obligations		99.3%

Top Ten Holdings (% of Total Net Assets)

Sound Point CLO XXIX Ltd., 8.39%, 4/25/2034	5.8%
BlueMountain CLO XXXII Ltd., 11.52%, 10/15/2034	5.4%
LCM 39 Ltd., 11.66%, 10/15/2034	4.2%
KKR CLO 27 LTD, 10.66%, 1/15/2035	4.1%
Trinitas CLO XIX Ltd., 7.31%, 10/20/2033	4.1%
Wind River 2022-1 CLO Ltd., 6.47%, 7/20/2035	4.1%
LCM 39 Ltd., 7.91%, 10/15/2034	4.1%
Sound Point CLO XXXI Ltd., 8.14%, 10/25/2034	4.1%
Signal Peak CLO 4 Ltd., 8.08%, 10/26/2034	3.8%
Fort Washington CLO 2019-1, 6.92%, 10/20/2037	3.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Africa Index ETF

Ticker: AFK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Africa Index ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Africa Index ETF	$93	0.88%

How did the Fund perform last year?

  The Fund posted a positive return over the period, with regional performance shaped by a balance of opportunities and challenges. While robust infrastructure investments and growing sectors, like technology and consumer goods, supported gains, high inflation, currency volatility and political instability in some markets tempered broader growth, resulting in varied outcomes across the continent.

   From a country risk perspective, South Africa contributed the most to the Fund’s performance during the period, followed by Kenya and Morocca. Nigeria detracted the most from the Fund’s performance during the period, followed by the United States and the United Arab Emirates.

  In terms of sectors, the financials sector contributed the most to the Fund’s performance during the period, followed by materials and consumer discretionary. The energy sector detracted the most from the Fund’s performance during the period, followed by communication services and health care.

  The leading individual contributors to performance were CMOC Group Ltd., Equity Group Holdings Ltd. and Safaricom PLC.

  The leading individual detractors to performance were MTN Nigeria Communications PLC, Kosmos Energy Ltd. and Maroc Telecom SA.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

AFK
MVAFKTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$9,764 - MVAFKTR
$7,950 - AFK

	AFK	NDUEACWF	MVAFKTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,630	$9,844	$9,591	$9,700
Feb 15	$9,718	$10,392	$9,663	$10,257
Mar 15	$9,553	$10,231	$9,519	$10,095
Apr 15	$10,191	$10,528	$10,167	$10,192
May 15	$9,702	$10,514	$9,681	$10,323
Jun 15	$9,385	$10,266	$9,386	$10,123
Jul 15	$8,492	$10,355	$8,488	$10,335
Aug 15	$7,832	$9,646	$7,836	$9,712
Sep 15	$7,626	$9,296	$7,622	$9,471
Oct 15	$7,782	$10,026	$7,808	$10,270
Nov 15	$7,210	$9,943	$7,230	$10,301
Dec 15	$7,059	$9,764	$7,093	$10,138
Jan 16	$6,506	$9,175	$6,489	$9,635
Feb 16	$6,708	$9,112	$6,745	$9,622
Mar 16	$7,406	$9,787	$7,445	$10,275
Apr 16	$8,291	$9,931	$8,326	$10,315
May 16	$7,983	$9,944	$8,034	$10,500
Jun 16	$7,882	$9,884	$7,929	$10,527
Jul 16	$8,221	$10,310	$8,308	$10,915
Aug 16	$7,928	$10,344	$8,010	$10,931
Sep 16	$8,112	$10,408	$8,208	$10,933
Oct 16	$8,205	$10,231	$8,312	$10,733
Nov 16	$7,687	$10,309	$7,845	$11,131
Dec 16	$8,043	$10,531	$8,249	$11,351
Jan 17	$8,551	$10,819	$8,732	$11,566
Feb 17	$8,163	$11,123	$8,682	$12,025
Mar 17	$8,295	$11,259	$8,718	$12,039
Apr 17	$8,387	$11,434	$8,904	$12,163
May 17	$8,611	$11,687	$9,120	$12,334
Jun 17	$8,719	$11,740	$9,201	$12,411
Jul 17	$9,280	$12,068	$9,817	$12,666
Aug 17	$9,608	$12,114	$9,991	$12,705
Sep 17	$9,332	$12,348	$9,724	$12,967
Oct 17	$9,372	$12,605	$9,770	$13,270
Nov 17	$9,720	$12,849	$10,145	$13,677
Dec 17	$10,135	$13,056	$10,614	$13,829
Jan 18	$10,654	$13,793	$11,147	$14,621
Feb 18	$10,466	$13,213	$10,999	$14,082
Mar 18	$10,409	$12,931	$10,912	$13,724
Apr 18	$10,368	$13,054	$10,882	$13,777
May 18	$9,898	$13,070	$10,390	$14,108
Jun 18	$9,625	$13,000	$10,124	$14,195
Jul 18	$9,649	$13,392	$10,148	$14,724
Aug 18	$9,028	$13,497	$9,490	$15,203
Sep 18	$8,853	$13,555	$9,325	$15,290
Oct 18	$8,248	$12,540	$8,690	$14,245
Nov 18	$8,395	$12,723	$8,837	$14,535
Dec 18	$8,341	$11,827	$8,807	$13,223
Jan 19	$9,143	$12,761	$9,631	$14,282
Feb 19	$9,077	$13,102	$9,589	$14,741
Mar 19	$8,994	$13,267	$9,498	$15,027
Apr 19	$9,218	$13,715	$9,735	$15,636
May 19	$8,607	$12,901	$9,110	$14,642
Jun 19	$9,276	$13,746	$9,828	$15,674
Jul 19	$8,819	$13,786	$9,370	$15,899
Aug 19	$8,414	$13,459	$8,926	$15,647
Sep 19	$8,416	$13,742	$8,857	$15,940
Oct 19	$8,507	$14,119	$8,958	$16,286
Nov 19	$8,633	$14,463	$9,101	$16,877
Dec 19	$9,052	$14,973	$9,579	$17,386
Jan 20	$8,496	$14,807	$9,020	$17,379
Feb 20	$7,685	$13,611	$8,091	$15,949
Mar 20	$5,673	$11,774	$6,043	$13,979
Apr 20	$6,544	$13,035	$7,059	$15,771
May 20	$6,778	$13,602	$7,216	$16,522
Jun 20	$7,291	$14,036	$7,731	$16,850
Jul 20	$7,651	$14,779	$8,173	$17,801
Aug 20	$7,886	$15,683	$8,460	$19,080
Sep 20	$7,787	$15,178	$8,338	$18,355
Oct 20	$8,004	$14,809	$8,556	$17,867
Nov 20	$8,606	$16,634	$9,297	$19,823
Dec 20	$9,259	$17,406	$9,981	$20,585
Jan 21	$9,517	$17,327	$10,271	$20,377
Feb 21	$9,636	$17,729	$10,339	$20,939
Mar 21	$9,524	$18,202	$10,256	$21,856
Apr 21	$9,847	$18,998	$10,593	$23,022
May 21	$10,287	$19,294	$11,064	$23,183
Jun 21	$9,901	$19,548	$10,676	$23,724
Jul 21	$9,864	$19,682	$10,648	$24,288
Aug 21	$9,989	$20,175	$10,763	$25,026
Sep 21	$9,512	$19,342	$10,296	$23,863
Oct 21	$9,752	$20,329	$10,592	$25,534
Nov 21	$9,234	$19,839	$10,029	$25,357
Dec 21	$9,601	$20,633	$10,444	$26,494
Jan 22	$9,759	$19,620	$10,541	$25,123
Feb 22	$10,079	$19,113	$10,900	$24,371
Mar 22	$10,139	$19,527	$11,018	$25,276
Apr 22	$9,400	$17,964	$10,257	$23,071
May 22	$9,103	$17,985	$9,962	$23,114
Jun 22	$8,010	$16,469	$8,711	$21,206
Jul 22	$8,213	$17,619	$8,907	$23,161
Aug 22	$7,931	$16,970	$8,625	$22,217
Sep 22	$7,155	$15,346	$7,911	$20,170
Oct 22	$7,259	$16,272	$8,022	$21,804
Nov 22	$8,221	$17,534	$9,107	$23,022
Dec 22	$7,840	$16,844	$8,774	$21,696
Jan 23	$8,307	$18,051	$9,319	$23,059
Feb 23	$7,863	$17,534	$8,922	$22,496
Mar 23	$7,821	$18,075	$8,831	$23,322
Apr 23	$7,623	$18,334	$8,728	$23,686
May 23	$7,135	$18,138	$8,274	$23,789
Jun 23	$7,307	$19,191	$8,355	$25,361
Jul 23	$7,917	$19,894	$9,181	$26,176
Aug 23	$7,350	$19,338	$8,524	$25,759
Sep 23	$7,090	$18,538	$8,326	$24,531
Oct 23	$6,652	$17,981	$7,854	$24,015
Nov 23	$7,098	$19,640	$8,446	$26,208
Dec 23	$7,178	$20,584	$8,689	$27,399
Jan 24	$6,839	$20,704	$8,356	$27,859
Feb 24	$6,726	$21,593	$8,145	$29,347
Mar 24	$7,533	$22,271	$9,141	$30,291
Apr 24	$7,561	$21,536	$9,220	$29,054
May 24	$7,856	$22,411	$9,543	$30,494
Jun 24	$7,959	$22,910	$9,703	$31,589
Jul 24	$8,155	$23,279	$9,956	$31,973
Aug 24	$8,316	$23,870	$10,174	$32,749
Sep 24	$8,649	$24,425	$10,607	$33,448
Oct 24	$8,417	$23,877	$10,319	$33,145
Nov 24	$8,251	$24,770	$10,109	$35,090
Dec 24	$7,950	$24,183	$9,764	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Africa Index ETF	10.76%	(2.56)%	(2.27)%
MVIS® GDP Africa Index (MVAFKTR)	12.37%	0.38%	(0.24)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$43,146,093
  Number of Portfolio Holdings71
  Portfolio Turnover Rate44%
  Advisory Fees Paid$222,487

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
37.8%
Materials
27.7%
Communication Services
12.7%
Consumer Discretionary
10.3%
Energy
5.4%
Consumer Staples
4.9%
Other Investments
1.1%
Liabilities in excess of other assets
0.1%
0
10
20
30
40

Value	Value	Value
Liabilities in excess of other assets		0.1%
Other Investments		1.1%
Consumer Staples		4.9%
Energy		5.4%
Consumer Discretionary		10.3%
Communication Services		12.7%
Materials		27.7%
Financials		37.8%

Top Ten Holdings (% of Total Net Assets)

Attijariwafa Bank	8.0%
Naspers Ltd.	5.5%
Airtel Africa Plc	5.0%
Anglo American Plc	4.4%
Ivanhoe Mines Ltd.	4.1%
Barrick Gold Corp.	3.7%
Guaranty Trust Holding Co. Plc	3.5%
Banque Centrale Populaire	3.4%
FirstRand Ltd.	3.1%
Itissalat Al-Maghrib	3.1%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

The Fund's net expense ratio decreased to 0.88% for the year ended December 31, 2024 from 1.31% for the year ended December 31, 2023 primarily as a result of decreased interest expense.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Agribusiness ETF

Ticker: MOO

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Agribusiness ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Agribusiness ETF	$51	0.55%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on agricultural commodities and agribusiness equities, particularly in the final months of the year.

  The Fund’s exposure to the health care industry was the primary detractor from Fund performance, followed by the consumer staples and industrials sectors. No sector contributed positively to performance for the period.

  Exposure to companies in the United States, Germany and Canada detracted most from performance, stemming partially from having dominant weights in the Fund.

  The Fund’s exposure to Malaysia, Thailand and the Faroe Islands were modest positive contributors to performance for the period.

  The primary individual detractors from Fund performance were Bayer, Archer-Daniels-Midland and Zoetis.

  The leading individual contributors to performance were Corteva, Deere & Company and Tyson Foods.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

MOO
MVMOOTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$15,094 - MVMOOTR
$15,049 - MOO

	MOO	NDUEACWF	MVMOOTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,125	$9,844	$10,113	$9,700
Feb 15	$10,595	$10,392	$10,572	$10,257
Mar 15	$10,213	$10,231	$10,188	$10,095
Apr 15	$10,386	$10,528	$10,365	$10,192
May 15	$10,837	$10,514	$10,811	$10,323
Jun 15	$10,492	$10,266	$10,468	$10,123
Jul 15	$10,217	$10,355	$10,198	$10,335
Aug 15	$9,509	$9,646	$9,497	$9,712
Sep 15	$8,732	$9,296	$8,702	$9,471
Oct 15	$9,243	$10,026	$9,214	$10,270
Nov 15	$9,274	$9,943	$9,235	$10,301
Dec 15	$9,104	$9,764	$9,084	$10,138
Jan 16	$8,609	$9,175	$8,540	$9,635
Feb 16	$8,738	$9,112	$8,700	$9,622
Mar 16	$9,129	$9,787	$9,086	$10,275
Apr 16	$9,509	$9,931	$9,506	$10,315
May 16	$9,603	$9,944	$9,562	$10,500
Jun 16	$9,384	$9,884	$9,311	$10,527
Jul 16	$9,593	$10,310	$9,554	$10,915
Aug 16	$9,988	$10,344	$9,937	$10,931
Sep 16	$9,769	$10,408	$9,703	$10,933
Oct 16	$9,659	$10,231	$9,613	$10,733
Nov 16	$9,965	$10,309	$9,904	$11,131
Dec 16	$10,264	$10,531	$10,220	$11,351
Jan 17	$10,674	$10,819	$10,623	$11,566
Feb 17	$10,750	$11,123	$10,699	$12,025
Mar 17	$10,670	$11,259	$10,622	$12,039
Apr 17	$10,902	$11,434	$10,862	$12,163
May 17	$10,960	$11,687	$10,909	$12,334
Jun 17	$11,007	$11,740	$10,938	$12,411
Jul 17	$11,331	$12,068	$11,274	$12,666
Aug 17	$11,259	$12,114	$11,198	$12,705
Sep 17	$11,775	$12,348	$11,709	$12,967
Oct 17	$12,024	$12,605	$11,956	$13,270
Nov 17	$12,244	$12,849	$12,170	$13,677
Dec 17	$12,490	$13,056	$12,441	$13,829
Jan 18	$13,063	$13,793	$12,932	$14,621
Feb 18	$12,652	$13,213	$12,553	$14,082
Mar 18	$12,506	$12,931	$12,368	$13,724
Apr 18	$12,558	$13,054	$12,458	$13,777
May 18	$12,668	$13,070	$12,559	$14,108
Jun 18	$12,601	$13,000	$12,498	$14,195
Jul 18	$12,960	$13,392	$12,843	$14,724
Aug 18	$13,152	$13,497	$13,039	$15,203
Sep 18	$13,333	$13,555	$13,223	$15,290
Oct 18	$12,475	$12,540	$12,374	$14,245
Nov 18	$12,676	$12,723	$12,567	$14,535
Dec 18	$11,770	$11,827	$11,683	$13,223
Jan 19	$12,704	$12,761	$12,598	$14,282
Feb 19	$12,787	$13,102	$12,693	$14,741
Mar 19	$12,875	$13,267	$12,770	$15,027
Apr 19	$13,283	$13,715	$13,176	$15,636
May 19	$12,502	$12,901	$12,416	$14,642
Jun 19	$13,776	$13,746	$13,666	$15,674
Jul 19	$13,789	$13,786	$13,715	$15,899
Aug 19	$13,595	$13,459	$13,500	$15,647
Sep 19	$13,576	$13,742	$13,484	$15,940
Oct 19	$13,759	$14,119	$13,682	$16,286
Nov 19	$13,654	$14,463	$13,574	$16,877
Dec 19	$14,324	$14,973	$14,253	$17,386
Jan 20	$13,570	$14,807	$13,543	$17,379
Feb 20	$12,537	$13,611	$12,433	$15,949
Mar 20	$10,721	$11,774	$10,685	$13,979
Apr 20	$11,630	$13,035	$11,573	$15,771
May 20	$12,285	$13,602	$12,182	$16,522
Jun 20	$12,580	$14,036	$12,482	$16,850
Jul 20	$13,382	$14,779	$13,288	$17,801
Aug 20	$14,189	$15,683	$14,109	$19,080
Sep 20	$14,108	$15,178	$14,031	$18,355
Oct 20	$13,859	$14,809	$13,781	$17,867
Nov 20	$15,679	$16,634	$15,607	$19,823
Dec 20	$16,434	$17,406	$16,348	$20,585
Jan 21	$16,647	$17,327	$16,582	$20,377
Feb 21	$17,888	$17,729	$17,804	$20,939
Mar 21	$18,479	$18,202	$18,391	$21,856
Apr 21	$19,267	$18,998	$19,193	$23,022
May 21	$19,614	$19,294	$19,518	$23,183
Jun 21	$19,239	$19,548	$19,160	$23,724
Jul 21	$19,381	$19,682	$19,309	$24,288
Aug 21	$19,606	$20,175	$19,544	$25,026
Sep 21	$19,252	$19,342	$19,231	$23,863
Oct 21	$20,145	$20,329	$20,094	$25,534
Nov 21	$19,180	$19,839	$19,158	$25,357
Dec 21	$20,377	$20,633	$20,354	$26,494
Jan 22	$19,877	$19,620	$19,826	$25,123
Feb 22	$20,519	$19,113	$20,500	$24,371
Mar 22	$22,312	$19,527	$22,333	$25,276
Apr 22	$21,056	$17,964	$21,095	$23,071
May 22	$21,215	$17,985	$21,206	$23,114
Jun 22	$18,498	$16,469	$18,474	$21,206
Jul 22	$19,617	$17,619	$19,596	$23,161
Aug 22	$19,393	$16,970	$19,409	$22,217
Sep 22	$17,255	$15,346	$17,275	$20,170
Oct 22	$18,986	$16,272	$18,998	$21,804
Nov 22	$19,905	$17,534	$19,875	$23,022
Dec 22	$18,758	$16,844	$18,799	$21,696
Jan 23	$20,082	$18,051	$20,081	$23,059
Feb 23	$19,383	$17,534	$19,417	$22,496
Mar 23	$18,985	$18,075	$18,993	$23,322
Apr 23	$18,657	$18,334	$18,662	$23,686
May 23	$16,845	$18,138	$16,841	$23,789
Jun 23	$17,817	$19,191	$17,805	$25,361
Jul 23	$19,114	$19,894	$19,110	$26,176
Aug 23	$18,249	$19,338	$18,259	$25,759
Sep 23	$17,197	$18,538	$17,218	$24,531
Oct 23	$15,836	$17,981	$15,835	$24,015
Nov 23	$16,061	$19,640	$16,065	$26,208
Dec 23	$17,148	$20,584	$17,172	$27,399
Jan 24	$15,963	$20,704	$16,012	$27,859
Feb 24	$16,330	$21,593	$16,357	$29,347
Mar 24	$16,908	$22,271	$16,939	$30,291
Apr 24	$16,089	$21,536	$16,143	$29,054
May 24	$16,340	$22,411	$16,341	$30,494
Jun 24	$15,786	$22,910	$15,807	$31,589
Jul 24	$16,195	$23,279	$16,227	$31,973
Aug 24	$16,570	$23,870	$16,588	$32,749
Sep 24	$16,972	$24,425	$17,000	$33,448
Oct 24	$16,044	$23,877	$16,091	$33,145
Nov 24	$16,189	$24,770	$16,215	$35,090
Dec 24	$15,049	$24,183	$15,094	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Agribusiness ETF	(12.24)%	0.99%	4.17%
MVIS® Global Agribusiness Index (MVMOOTR)	(12.10)%	1.15%	4.20%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$570,086,922
  Number of Portfolio Holdings51
  Portfolio Turnover Rate12%
  Advisory Fees Paid$3,686,740

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Staples
35.4%
Materials
28.2%
Industrials
20.2%
Health Care
16.1%
Other assets less liabilities
0.1%
0
10
20
30
40

Value	Value	Value
Other assets less liabilities		0.1%
Health Care		16.1%
Industrials		20.2%
Materials		28.2%
Consumer Staples		35.4%

Top Ten Holdings (% of Total Net Assets)

Deere & Co.	8.0%
Zoetis, Inc.	7.8%
Corteva, Inc.	7.1%
Nutrien Ltd.	6.5%
Bayer AG	6.1%
Archer-Daniels-Midland Co.	5.6%
Tyson Foods, Inc.	4.9%
CF Industries Holdings, Inc.	4.2%
Kubota Corp.	3.9%
Bunge Global SA	3.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck BDC Income ETF

Ticker: BIZD

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck BDC Income ETF (the "Fund") for the period May 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck BDC Income ETF	$29Footnote Reference(a)	0.42%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 8.11% on a total return basis.

  Business development companies (BDCs) benefited from high base rates, even as the Federal Reserve began cutting rates in September, providing positive total returns during the period.

  Resilient credit fundamentals in the direct lending market also supported BDC performance, as average non-accrual levels remained low.

  Ares Capital Corp. was the top contributor to Fund performance during the period, while Goldman Sachs BDC, Inc. was the greatest detractor.

  The Fund’s utilization of index-linked swaps to achieve its investment objective was not a significant factor to performance during the period.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

BIZD
MVBDCTRG
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$25,306 - BIZD
$24,659 - MVBDCTRG

	BIZD	SPTR	MVBDCTRG
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,096	$9,700	$9,865
Feb 15	$10,668	$10,257	$10,425
Mar 15	$10,662	$10,095	$10,419
Apr 15	$10,795	$10,192	$10,555
May 15	$10,638	$10,323	$10,402
Jun 15	$10,353	$10,123	$10,123
Jul 15	$10,099	$10,335	$9,878
Aug 15	$10,158	$9,712	$9,938
Sep 15	$9,338	$9,471	$9,131
Oct 15	$9,740	$10,270	$9,525
Nov 15	$10,510	$10,301	$10,280
Dec 15	$9,540	$10,138	$9,564
Jan 16	$9,205	$9,635	$9,002
Feb 16	$9,447	$9,622	$9,240
Mar 16	$10,243	$10,275	$10,012
Apr 16	$10,473	$10,315	$10,229
May 16	$10,333	$10,500	$10,081
Jun 16	$10,633	$10,527	$10,368
Jul 16	$11,248	$10,915	$10,965
Aug 16	$11,770	$10,931	$11,468
Sep 16	$11,594	$10,933	$11,296
Oct 16	$11,436	$10,733	$11,140
Nov 16	$11,902	$11,131	$11,588
Dec 16	$12,015	$11,351	$11,939
Jan 17	$12,361	$11,566	$12,022
Feb 17	$12,966	$12,025	$12,608
Mar 17	$13,075	$12,039	$12,721
Apr 17	$13,267	$12,163	$12,909
May 17	$12,464	$12,334	$12,130
Jun 17	$12,685	$12,411	$12,349
Jul 17	$12,777	$12,666	$12,442
Aug 17	$12,078	$12,705	$11,768
Sep 17	$12,593	$12,967	$12,279
Oct 17	$12,242	$13,270	$11,945
Nov 17	$12,387	$13,677	$12,083
Dec 17	$11,954	$13,829	$11,964
Jan 18	$12,103	$14,621	$11,814
Feb 18	$11,659	$14,082	$11,380
Mar 18	$12,007	$13,724	$11,721
Apr 18	$12,195	$13,777	$11,913
May 18	$12,665	$14,108	$12,369
Jun 18	$12,604	$14,195	$12,313
Jul 18	$13,203	$14,724	$12,896
Aug 18	$13,388	$15,203	$13,084
Sep 18	$13,203	$15,290	$12,901
Oct 18	$12,660	$14,245	$12,377
Nov 18	$12,731	$14,535	$12,444
Dec 18	$11,259	$13,223	$11,318
Jan 19	$13,009	$14,282	$12,721
Feb 19	$13,416	$14,741	$13,119
Mar 19	$13,286	$15,027	$12,996
Apr 19	$13,813	$15,636	$13,512
May 19	$13,363	$14,642	$13,073
Jun 19	$13,864	$15,674	$13,567
Jul 19	$14,019	$15,899	$13,726
Aug 19	$14,047	$15,647	$13,755
Sep 19	$14,379	$15,940	$14,081
Oct 19	$14,273	$16,286	$13,974
Nov 19	$14,747	$16,877	$14,442
Dec 19	$14,583	$17,386	$14,598
Jan 20	$14,989	$17,379	$14,685
Feb 20	$13,471	$15,949	$13,198
Mar 20	$8,345	$13,979	$8,112
Apr 20	$9,978	$15,771	$9,685
May 20	$11,202	$16,522	$10,855
Jun 20	$11,210	$16,850	$10,853
Jul 20	$11,191	$17,801	$10,822
Aug 20	$11,721	$19,080	$11,335
Sep 20	$11,659	$18,355	$11,278
Oct 20	$11,157	$17,867	$10,788
Nov 20	$13,560	$19,823	$13,106
Dec 20	$13,543	$20,585	$13,411
Jan 21	$14,177	$20,377	$13,716
Feb 21	$15,646	$20,939	$15,141
Mar 21	$16,344	$21,856	$15,824
Apr 21	$17,343	$23,022	$16,814
May 21	$17,655	$23,183	$17,119
Jun 21	$17,732	$23,724	$17,214
Jul 21	$17,849	$24,288	$17,334
Aug 21	$18,079	$25,026	$17,564
Sep 21	$18,080	$23,863	$17,569
Oct 21	$18,888	$25,534	$18,367
Nov 21	$18,413	$25,357	$17,910
Dec 21	$18,936	$26,494	$18,424
Jan 22	$19,339	$25,123	$18,822
Feb 22	$19,294	$24,371	$18,784
Mar 22	$19,635	$25,276	$19,134
Apr 22	$18,770	$23,071	$18,299
May 22	$18,128	$23,114	$17,675
Jun 22	$16,922	$21,206	$16,492
Jul 22	$18,295	$23,161	$17,854
Aug 22	$18,268	$22,217	$17,828
Sep 22	$15,591	$20,170	$15,195
Oct 22	$17,440	$21,804	$17,009
Nov 22	$18,265	$23,022	$17,813
Dec 22	$17,274	$21,696	$16,846
Jan 23	$18,696	$23,059	$18,232
Feb 23	$18,948	$22,496	$18,480
Mar 23	$18,092	$23,322	$17,652
Apr 23	$18,282	$23,686	$17,824
May 23	$18,461	$23,789	$17,993
Jun 23	$19,299	$25,361	$18,814
Jul 23	$20,387	$26,176	$19,878
Aug 23	$20,365	$25,759	$19,856
Sep 23	$20,687	$24,531	$20,177
Oct 23	$19,795	$24,015	$19,292
Nov 23	$21,056	$26,208	$20,520
Dec 23	$21,926	$27,399	$21,375
Jan 24	$22,270	$27,859	$21,712
Feb 24	$22,263	$29,347	$21,705
Mar 24	$23,125	$30,291	$22,542
Apr 24	$23,407	$29,054	$22,805
May 24	$24,353	$30,494	$23,727
Jun 24	$24,043	$31,589	$23,417
Jul 24	$24,085	$31,973	$23,463
Aug 24	$23,732	$32,749	$23,117
Sep 24	$23,893	$33,448	$23,276
Oct 24	$24,124	$33,145	$23,503
Nov 24	$25,143	$35,090	$24,498
Dec 24	$25,306	$34,254	$24,659

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck BDC Income ETF	15.41%	11.65%	9.73%
MVIS® US Business Development Companies Index (MVBDCTRG)	15.36%	11.05%	9.45%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

MVBDCTRG replaced the MVIS® US Business Development Companies Index (MVBIZDTG) effective June 19, 2023. Index history prior to June 19, 2023 reflects the performance of the MVIS® US Business Development Companies Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$1,369,247,289
  Number of Portfolio Holdings29
  Portfolio Turnover Rate17%
  Advisory Fees Paid$3,204,490

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
98.3%
Other Investments
0.7%
Other assets less liabilities *
1.0%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		1.0%
Other Investments		0.7%
Financials		98.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.0%

Top Ten Holdings (% of Total Net Assets)

Ares Capital Corp.	22.7%
Blackstone Secured Lending Fund	13.2%
FS KKR Capital Corp.	9.8%
Main Street Capital Corp.	5.0%
Hercules Capital, Inc.	4.9%
Golub Capital BDC, Inc.	4.7%
Blue Owl Capital Corp.	4.6%
Sixth Street Specialty Lending, Inc.	3.5%
Morgan Stanley Direct Lending Fund	2.9%
Prospect Capital Corp.	2.7%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 31, 2024, the Fund’s principal investment strategies changed to include investments or instruments that have investment exposure to securities that comprise the Fund’s benchmark index, the MVIS® US Business Development Companies Index, such as swaps and other derivative instruments that have investment exposure to BDCs.

During the period, the Fund's fiscal year-end changed from April 30 to December 31.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Absolute Return Advisers Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Brazil Small-Cap ETF

Ticker: BRF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Brazil Small-Cap ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Brazil Small-Cap ETF	$49	0.60%

How did the Fund perform last year?

  The Fund posted a negative return due to fiscal uncertainty, currency depreciation and policy tightening, which negatively impacted local equities over the period. Declining commodity prices and political uncertainty around tax reforms further pressured equity markets, while high borrowing costs limited corporate earnings growth.

  There were no positive contributors to the Fund’s performance from a sector-level perspective.

  The leading individual contributors to performance were Ambipar Participacoes e Empreendimentos SA, Marfrig Global Foods SA and Santos Brasil Participacoes SA.

  The consumer discretionary sector detracted the most from the Fund’s performance during the period followed by industrials and materials.

  The leading individual detractors from performance were Azul SA Sponsored ADR Pfd, Azzas 2154 SA and Cogna Educacao SA.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

BRF
MVBRFTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$34,254 - SPTR
$24,183 - NDUEACWF
$7,953 - MVBRFTR
$7,437 - BRF
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	BRF	NDUEACWF	MVBRFTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$8,629	$9,844	$8,625	$9,700
Feb 15	$8,634	$10,392	$8,580	$10,257
Mar 15	$7,621	$10,231	$7,620	$10,095
Apr 15	$8,427	$10,528	$8,476	$10,192
May 15	$7,734	$10,514	$7,744	$10,323
Jun 15	$7,791	$10,266	$7,828	$10,123
Jul 15	$6,703	$10,355	$6,762	$10,335
Aug 15	$5,817	$9,646	$5,825	$9,712
Sep 15	$5,026	$9,296	$5,045	$9,471
Oct 15	$5,506	$10,026	$5,559	$10,270
Nov 15	$5,393	$9,943	$5,367	$10,301
Dec 15	$5,103	$9,764	$5,150	$10,138
Jan 16	$4,648	$9,175	$4,658	$9,635
Feb 16	$4,902	$9,112	$4,978	$9,622
Mar 16	$6,066	$9,787	$6,196	$10,275
Apr 16	$6,647	$9,931	$6,681	$10,315
May 16	$6,124	$9,944	$6,201	$10,500
Jun 16	$7,395	$9,884	$7,478	$10,527
Jul 16	$8,368	$10,310	$8,473	$10,915
Aug 16	$8,495	$10,344	$8,567	$10,931
Sep 16	$8,324	$10,408	$8,418	$10,933
Oct 16	$9,130	$10,231	$9,298	$10,733
Nov 16	$7,948	$10,309	$8,036	$11,131
Dec 16	$8,211	$10,531	$8,325	$11,351
Jan 17	$9,339	$10,819	$9,489	$11,566
Feb 17	$10,206	$11,123	$10,354	$12,025
Mar 17	$10,155	$11,259	$10,174	$12,039
Apr 17	$10,359	$11,434	$10,443	$12,163
May 17	$9,986	$11,687	$10,126	$12,334
Jun 17	$9,956	$11,740	$10,127	$12,411
Jul 17	$11,272	$12,068	$11,444	$12,666
Aug 17	$12,072	$12,114	$12,292	$12,705
Sep 17	$12,618	$12,348	$12,865	$12,967
Oct 17	$12,220	$12,605	$12,456	$13,270
Nov 17	$11,858	$12,849	$12,111	$13,677
Dec 17	$12,458	$13,056	$12,727	$13,829
Jan 18	$13,526	$13,793	$13,895	$14,621
Feb 18	$13,168	$13,213	$13,457	$14,082
Mar 18	$12,826	$12,931	$13,056	$13,724
Apr 18	$12,212	$13,054	$12,571	$13,777
May 18	$10,482	$13,070	$10,757	$14,108
Jun 18	$9,601	$13,000	$9,921	$14,195
Jul 18	$10,333	$13,392	$10,524	$14,724
Aug 18	$9,249	$13,497	$9,322	$15,203
Sep 18	$9,072	$13,555	$9,340	$15,290
Oct 18	$10,947	$12,540	$11,188	$14,245
Nov 18	$10,829	$12,723	$11,040	$14,535
Dec 18	$11,006	$11,827	$11,285	$13,223
Jan 19	$12,750	$12,761	$13,036	$14,282
Feb 19	$12,475	$13,102	$12,776	$14,741
Mar 19	$11,800	$13,267	$12,150	$15,027
Apr 19	$12,146	$13,715	$12,387	$15,636
May 19	$11,992	$12,901	$12,329	$14,642
Jun 19	$13,162	$13,746	$13,530	$15,674
Jul 19	$13,714	$13,786	$14,252	$15,899
Aug 19	$12,791	$13,459	$13,173	$15,647
Sep 19	$12,806	$13,742	$13,160	$15,940
Oct 19	$13,396	$14,119	$13,792	$16,286
Nov 19	$13,242	$14,463	$13,679	$16,877
Dec 19	$15,498	$14,973	$15,960	$17,386
Jan 20	$14,775	$14,807	$15,301	$17,379
Feb 20	$13,063	$13,611	$13,401	$15,949
Mar 20	$7,418	$11,774	$7,709	$13,979
Apr 20	$8,128	$13,035	$8,469	$15,771
May 20	$8,578	$13,602	$8,771	$16,522
Jun 20	$9,416	$14,036	$9,692	$16,850
Jul 20	$10,433	$14,779	$10,834	$17,801
Aug 20	$10,008	$15,683	$10,379	$19,080
Sep 20	$9,392	$15,178	$9,730	$18,355
Oct 20	$8,979	$14,809	$9,300	$17,867
Nov 20	$11,122	$16,634	$11,520	$19,823
Dec 20	$12,281	$17,406	$12,751	$20,585
Jan 21	$11,323	$17,327	$11,814	$20,377
Feb 21	$10,809	$17,729	$11,304	$20,939
Mar 21	$11,252	$18,202	$11,694	$21,856
Apr 21	$12,172	$18,998	$12,695	$23,022
May 21	$13,409	$19,294	$13,939	$23,183
Jun 21	$14,164	$19,548	$14,662	$23,724
Jul 21	$12,870	$19,682	$13,551	$24,288
Aug 21	$12,399	$20,175	$13,043	$25,026
Sep 21	$10,982	$19,342	$11,475	$23,863
Oct 21	$9,405	$20,329	$9,850	$25,534
Nov 21	$9,170	$19,839	$9,556	$25,357
Dec 21	$9,655	$20,633	$10,141	$26,494
Jan 22	$10,450	$19,620	$10,949	$25,123
Feb 22	$10,151	$19,113	$10,683	$24,371
Mar 22	$11,852	$19,527	$12,387	$25,276
Apr 22	$10,468	$17,964	$10,918	$23,071
May 22	$10,679	$17,985	$11,186	$23,114
Jun 22	$8,256	$16,469	$8,636	$21,206
Jul 22	$8,745	$17,619	$9,108	$23,161
Aug 22	$9,476	$16,970	$9,958	$22,217
Sep 22	$9,027	$15,346	$9,434	$20,170
Oct 22	$9,902	$16,272	$10,237	$21,804
Nov 22	$8,786	$17,534	$9,095	$23,022
Dec 22	$8,371	$16,844	$8,814	$21,696
Jan 23	$9,097	$18,051	$9,551	$23,059
Feb 23	$8,101	$17,534	$8,558	$22,496
Mar 23	$8,188	$18,075	$8,626	$23,322
Apr 23	$8,570	$18,334	$9,007	$23,686
May 23	$9,652	$18,138	$10,097	$23,789
Jun 23	$11,161	$19,191	$11,706	$25,361
Jul 23	$11,738	$19,894	$12,332	$26,176
Aug 23	$10,533	$19,338	$11,125	$25,759
Sep 23	$10,104	$18,538	$10,727	$24,531
Oct 23	$9,127	$17,981	$9,654	$24,015
Nov 23	$10,429	$19,640	$11,033	$26,208
Dec 23	$11,396	$20,584	$12,116	$27,399
Jan 24	$10,571	$20,704	$11,266	$27,859
Feb 24	$10,644	$21,593	$11,319	$29,347
Mar 24	$10,845	$22,271	$11,555	$30,291
Apr 24	$9,681	$21,536	$10,325	$29,054
May 24	$9,370	$22,411	$9,967	$30,494
Jun 24	$8,891	$22,910	$9,530	$31,589
Jul 24	$9,013	$23,279	$9,620	$31,973
Aug 24	$9,483	$23,870	$10,091	$32,749
Sep 24	$9,610	$24,425	$10,274	$33,448
Oct 24	$8,901	$23,877	$9,514	$33,145
Nov 24	$8,253	$24,770	$8,829	$35,090
Dec 24	$7,437	$24,183	$7,953	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Brazil Small-Cap ETF	(34.74)%	(13.66)%	(2.92)%
MVIS® Brazil Small-Cap Index (MVBRFTR)	(34.36)%	(13.00)%	(2.26)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$16,069,834
  Number of Portfolio Holdings94
  Portfolio Turnover Rate30%
  Advisory Fees Paid$30,144

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary 20.8%
Industrials 18.1%
Energy 13.5%
Consumer Staples 10.3%
Financials 8.2%
Utilities 7.3%
Materials 7.1%
Health Care 4.0%
Information Technology 3.4%
Real Estate 3.1%
Other Investments 0.9%
Other assets less liabilities 3.3%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		3.3%
Other Investments		0.9%
Real Estate		3.1%
Information Technology		3.4%
Health Care		4.0%
Materials		7.1%
Utilities		7.3%
Financials		8.2%
Consumer Staples		10.3%
Energy		13.5%
Industrials		18.1%
Consumer Discretionary		20.8%

Top Ten Holdings (% of Total Net Assets)

Brava Energia	4.9%
Alupar Investimento SA	3.2%
Ambipar Participacoes e Empreendimentos SA	3.2%
Modec, Inc.	3.2%
Santos Brasil Participacoes SA	3.1%
Inter & Co., Inc.	3.1%
Marfrig Global Foods SA	2.9%
Marcopolo SA	2.8%
ERO Copper Corp.	2.7%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck China Bond ETF

Ticker: CBON

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck China Bond ETF (the "Fund") for the period May 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Bond ETF	$34Footnote Reference(a)	0.50%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 1.78% on a total return basis.

  The Fund had a positive return over the period, benefiting from lower Chinese government bond yields which reflected accommodative monetary policies, tepid inflation and weak economic data domestically.

  Policy bank, sovereign and corporate bonds contributed positively to returns over the period.

  Local interest rates contributed positively to returns during the period, however currency depreciation detracted from performance.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

CBON
CFIICNDS
US00
GBMP
CHQU01TR
$15,000
$10,000
$5,000
$0
$13,483 - CHQU01TR
$13,312 - CFIICNDS
$12,209 - CBON
$11,456 - US00
$10,022 - GBMP
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	CBON	GBMP	CFIICNDS	CHQU01TR	US00
Dec 14	$10,000	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,094	$10,001	$10,017	$10,017	$10,221
Feb 15	$10,162	$9,915	$10,107	$10,108	$10,116
Mar 15	$10,151	$9,827	$10,084	$10,085	$10,167
Apr 15	$10,323	$9,919	$10,257	$10,258	$10,128
May 15	$10,336	$9,751	$10,342	$10,342	$10,103
Jun 15	$10,375	$9,705	$10,367	$10,367	$9,994
Jul 15	$10,460	$9,730	$10,470	$10,470	$10,066
Aug 15	$10,236	$9,737	$10,175	$10,175	$10,051
Sep 15	$10,327	$9,785	$10,352	$10,353	$10,119
Oct 15	$10,491	$9,805	$10,575	$10,575	$10,122
Nov 15	$10,368	$9,654	$10,406	$10,407	$10,094
Dec 15	$10,313	$9,698	$10,368	$10,368	$10,060
Jan 16	$10,216	$9,791	$10,344	$10,344	$10,205
Feb 16	$10,261	$10,002	$10,444	$10,444	$10,280
Mar 16	$10,469	$10,259	$10,653	$10,654	$10,370
Apr 16	$10,343	$10,390	$10,508	$10,508	$10,408
May 16	$10,231	$10,262	$10,409	$10,410	$10,413
Jun 16	$10,179	$10,560	$10,362	$10,363	$10,606
Jul 16	$10,297	$10,640	$10,514	$10,514	$10,675
Aug 16	$10,233	$10,592	$10,475	$10,476	$10,660
Sep 16	$10,310	$10,644	$10,557	$10,557	$10,651
Oct 16	$10,163	$10,362	$10,428	$10,428	$10,565
Nov 16	$9,866	$9,957	$10,125	$10,126	$10,312
Dec 16	$9,650	$9,916	$9,884	$9,884	$10,324
Jan 17	$9,861	$10,024	$10,057	$10,057	$10,348
Feb 17	$9,782	$10,075	$10,024	$10,024	$10,418
Mar 17	$9,736	$10,088	$10,005	$10,005	$10,414
Apr 17	$9,723	$10,200	$9,912	$9,913	$10,492
May 17	$9,916	$10,350	$10,073	$10,074	$10,575
Jun 17	$9,981	$10,342	$10,174	$10,175	$10,566
Jul 17	$10,074	$10,511	$10,265	$10,265	$10,610
Aug 17	$10,256	$10,616	$10,452	$10,452	$10,709
Sep 17	$10,212	$10,523	$10,434	$10,434	$10,653
Oct 17	$10,205	$10,482	$10,406	$10,407	$10,661
Nov 17	$10,175	$10,591	$10,385	$10,385	$10,647
Dec 17	$10,317	$10,630	$10,570	$10,570	$10,697
Jan 18	$10,736	$10,747	$10,974	$10,974	$10,573
Feb 18	$10,761	$10,652	$11,008	$11,008	$10,474
Mar 18	$10,906	$10,765	$11,220	$11,221	$10,541
Apr 18	$10,981	$10,599	$11,283	$11,284	$10,465
May 18	$10,809	$10,517	$11,152	$11,152	$10,538
Jun 18	$10,512	$10,471	$10,859	$10,859	$10,527
Jul 18	$10,354	$10,454	$10,707	$10,708	$10,528
Aug 18	$10,337	$10,458	$10,682	$10,683	$10,597
Sep 18	$10,293	$10,371	$10,641	$10,641	$10,529
Oct 18	$10,217	$10,264	$10,593	$10,593	$10,446
Nov 18	$10,312	$10,300	$10,739	$10,740	$10,507
Dec 18	$10,447	$10,508	$10,949	$10,949	$10,702
Jan 19	$10,793	$10,669	$11,308	$11,309	$10,811
Feb 19	$10,825	$10,609	$11,340	$11,340	$10,810
Mar 19	$10,834	$10,744	$11,344	$11,345	$11,022
Apr 19	$10,764	$10,714	$11,227	$11,227	$11,024
May 19	$10,529	$10,865	$11,005	$11,006	$11,223
Jun 19	$10,674	$11,105	$11,170	$11,170	$11,369
Jul 19	$10,694	$11,079	$11,213	$11,214	$11,399
Aug 19	$10,345	$11,318	$10,868	$10,869	$11,709
Sep 19	$10,387	$11,199	$10,904	$10,904	$11,639
Oct 19	$10,520	$11,273	$11,028	$11,028	$11,670
Nov 19	$10,605	$11,183	$11,144	$11,145	$11,664
Dec 19	$10,727	$11,241	$11,294	$11,295	$11,652
Jan 20	$10,754	$11,391	$11,449	$11,449	$11,888
Feb 20	$10,860	$11,475	$11,514	$11,515	$12,105
Mar 20	$10,781	$11,226	$11,445	$11,446	$12,019
Apr 20	$10,954	$11,436	$11,658	$11,658	$12,229
May 20	$10,716	$11,499	$11,369	$11,370	$12,291
Jun 20	$10,825	$11,602	$11,433	$11,434	$12,374
Jul 20	$10,945	$11,971	$11,528	$11,529	$12,565
Aug 20	$11,146	$11,932	$11,733	$11,734	$12,461
Sep 20	$11,264	$11,893	$11,842	$11,843	$12,459
Oct 20	$11,478	$11,881	$12,064	$12,065	$12,398
Nov 20	$11,677	$12,086	$12,279	$12,279	$12,519
Dec 20	$11,922	$12,236	$12,528	$12,528	$12,533
Jan 21	$12,015	$12,106	$12,653	$12,654	$12,435
Feb 21	$11,923	$11,865	$12,591	$12,592	$12,213
Mar 21	$11,885	$11,642	$12,514	$12,514	$12,084
Apr 21	$12,110	$11,786	$12,766	$12,766	$12,188
May 21	$12,351	$11,879	$13,038	$13,039	$12,225
Jun 21	$12,196	$11,801	$12,878	$12,878	$12,328
Jul 21	$12,306	$11,951	$13,028	$13,028	$12,461
Aug 21	$12,370	$11,901	$13,095	$13,095	$12,444
Sep 21	$12,371	$11,672	$13,095	$13,096	$12,325
Oct 21	$12,478	$11,640	$13,201	$13,202	$12,327
Nov 21	$12,593	$11,604	$13,367	$13,367	$12,376
Dec 21	$12,677	$11,576	$13,466	$13,467	$12,335
Jan 22	$12,714	$11,322	$13,560	$13,560	$12,077
Feb 22	$12,823	$11,181	$13,636	$13,636	$11,924
Mar 22	$12,743	$10,835	$13,561	$13,562	$11,590
Apr 22	$12,234	$10,245	$13,031	$13,031	$11,164
May 22	$12,238	$10,272	$13,036	$13,037	$11,212
Jun 22	$12,191	$9,946	$12,987	$12,988	$11,062
Jul 22	$12,180	$10,169	$12,988	$12,989	$11,317
Aug 22	$11,990	$9,763	$12,810	$12,810	$11,010
Sep 22	$11,585	$9,242	$12,385	$12,385	$10,525
Oct 22	$11,303	$9,176	$12,118	$12,119	$10,381
Nov 22	$11,636	$9,607	$12,416	$12,417	$10,757
Dec 22	$11,916	$9,648	$12,723	$12,723	$10,712
Jan 23	$12,229	$9,955	$13,055	$13,056	$11,034
Feb 23	$11,914	$9,632	$12,740	$12,740	$10,757
Mar 23	$12,107	$9,936	$12,977	$12,977	$11,030
Apr 23	$12,136	$9,986	$12,939	$12,939	$11,100
May 23	$11,814	$9,797	$12,655	$12,655	$10,980
Jun 23	$11,648	$9,798	$12,442	$12,443	$10,940
Jul 23	$11,902	$9,854	$12,719	$12,719	$10,931
Aug 23	$11,715	$9,726	$12,563	$12,564	$10,862
Sep 23	$11,673	$9,436	$12,488	$12,489	$10,592
Oct 23	$11,600	$9,317	$12,439	$12,440	$10,428
Nov 23	$11,934	$9,784	$12,809	$12,810	$10,886
Dec 23	$12,029	$10,191	$12,964	$12,964	$11,290
Jan 24	$12,006	$10,062	$12,980	$12,980	$11,276
Feb 24	$12,011	$9,929	$13,025	$13,025	$11,122
Mar 24	$11,938	$9,984	$12,957	$12,958	$11,215
Apr 24	$11,995	$9,726	$13,022	$13,022	$10,945
May 24	$12,011	$9,858	$13,066	$13,067	$11,130
Jun 24	$12,012	$9,877	$13,072	$13,105	$11,237
Jul 24	$12,183	$10,153	$13,268	$13,338	$11,497
Aug 24	$12,418	$10,388	$13,530	$13,584	$11,660
Sep 24	$12,560	$10,563	$13,711	$13,753	$11,817
Oct 24	$12,382	$10,208	$13,496	$13,530	$11,528
Nov 24	$12,218	$10,252	$13,339	$13,418	$11,644
Dec 24	$12,209	$10,022	$13,312	$13,483	$11,456

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck China Bond ETF	1.50%	2.62%	2.02%
FTSE Chinese Broad Bond 0-10 Years (CFIICNDS)	2.69%	3.34%	2.90%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%
ChinaBond China High Quality Bond Index (CHQU01TR)	4.01%	3.61%	3.03%
ICE BofA US Broad Market Index (US00)	1.47%	(0.34)%	1.37%

CFIICNDS replaced the ChinaBond China High Quality Bond Index (CHQU01TR) effective May 31, 2024. Index history prior to May 31, 2024 reflects the performance of the ChinaBond China High Quality Bond Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Effective May 31, 2024, the index that the Fund seeks to track changed from the ChinaBond China High Quality Bond Index to the FTSE Chinese Broad Bond 0 – 10 Diversified Select Index.

Key Fund Statistics

  Total Net Assets$21,994,090
  Number of Portfolio Holdings35
  Portfolio Turnover Rate72%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
41.6%
Utilities
21.4%
Government
16.2%
Energy
8.0%
Industrials
4.9%
Other assets less liabilities
7.9%
0
10
20
30
40
50

Value	Value	Value
Other assets less liabilities		7.9%
Industrials		4.9%
Energy		8.0%
Government		16.2%
Utilities		21.4%
Financials		41.6%

Top Ten Holdings (% of Total Net Assets)

China Everbright Bank Co. Ltd., 2.72%, 9/25/2026	5.0%
Bank of Communications Co. Ltd., 2.70%, 9/26/2026	5.0%
China Railway Group Ltd., 2.58%, 8/3/2025	4.9%
China Government Bond, 1.99%, 4/9/2025	4.9%
China Three Gorges Corp., 4.15%, 5/11/2026	4.7%
China Huaneng Group Co. Ltd., 3.95%, 4/21/2026	4.7%
China Government Bond, 2.67%, 11/25/2033	4.7%
Guangdong Hengjian Investment Holding Co. Ltd., 3.28%, 1/14/2027	4.6%
State Grid Corp. of China, 2.88%, 8/30/2027	4.2%
China Petroleum & Chemical Corp., 3.20%, 7/27/2026	4.2%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 31, 2024, the Fund’s investment objective changed to reflect a change in the index that the Fund seeks to track from the ChinaBond China High Quality Bond Index to the FTSE Chinese Broad Bond 0 – 10 Diversified Select Index.

Accordingly, the Fund’s principal investment strategies changed to reflect the change in index.

During the period, the Fund's fiscal year-end changed from April 30 to December 31.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck ChiNext ETF

Ticker: CNXT

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck ChiNext ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck ChiNext ETF	$70	0.65%

How did the Fund perform last year?

  The Fund posted a positive return over the period, as local equities benefitted from government stimulus measures, strong export performance and increased investment in key sectors like manufacturing and infrastructure.

  The industrials sector contributed the most to the Fund’s performance during the period followed by financials and information technology.

  The leading individual contributors to performance were Contemporary Amperex Technology Co., Ltd. Class A, East Money Information Co., Ltd Class A and Zhongji Innolight Co., Ltd. Class A.

  The health care sector detracted the most from the Fund’s performance during the period, followed by materials and consumer staples.

  The leading individual detractors to performance were Chongqing Zhifei Biological Products Co., Ltd. Class A, Maxscend Microelectronics Company Limited Class A and Walvax Biotechnology Co., Ltd. Class A.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

CNXT
SPTR
NDUEACWF
SZ988107
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$12,760 - SZ988107
$10,698 - CNXT

	CNXT	NDUEACWF	SPTR	SZ988107
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$11,140	$9,844	$9,700	$11,133
Feb 15	$12,399	$10,392	$10,257	$12,336
Mar 15	$14,951	$10,231	$10,095	$14,849
Apr 15	$16,892	$10,528	$10,192	$17,138
May 15	$20,661	$10,514	$10,323	$20,881
Jun 15	$16,920	$10,266	$10,123	$17,399
Jul 15	$15,350	$10,355	$10,335	$15,795
Aug 15	$11,965	$9,646	$9,712	$12,699
Sep 15	$11,878	$9,296	$9,471	$12,619
Oct 15	$14,077	$10,026	$10,270	$14,638
Nov 15	$14,521	$9,943	$10,301	$15,034
Dec 15	$14,594	$9,764	$10,138	$15,065
Jan 16	$10,472	$9,175	$9,635	$11,336
Feb 16	$9,801	$9,112	$9,622	$10,801
Mar 16	$11,923	$9,787	$10,275	$12,691
Apr 16	$11,465	$9,931	$10,315	$12,346
May 16	$11,430	$9,944	$10,500	$12,265
Jun 16	$11,843	$9,884	$10,527	$12,448
Jul 16	$11,535	$10,310	$10,915	$12,119
Aug 16	$11,780	$10,344	$10,931	$12,444
Sep 16	$11,458	$10,408	$10,933	$12,071
Oct 16	$11,353	$10,231	$10,733	$12,100
Nov 16	$11,259	$10,309	$11,131	$12,065
Dec 16	$10,210	$10,531	$11,351	$10,963
Jan 17	$10,189	$10,819	$11,566	$10,954
Feb 17	$10,521	$11,123	$12,025	$11,291
Mar 17	$10,542	$11,259	$12,039	$11,306
Apr 17	$10,332	$11,434	$12,163	$11,130
May 17	$10,294	$11,687	$12,334	$11,068
Jun 17	$10,962	$11,740	$12,411	$11,796
Jul 17	$10,976	$12,068	$12,666	$11,829
Aug 17	$11,825	$12,114	$12,705	$12,687
Sep 17	$11,969	$12,348	$12,967	$12,845
Oct 17	$12,441	$12,605	$13,270	$13,390
Nov 17	$12,021	$12,849	$13,677	$12,996
Dec 17	$12,187	$13,056	$13,829	$13,195
Jan 18	$12,369	$13,793	$14,621	$13,548
Feb 18	$12,205	$13,213	$14,082	$13,519
Mar 18	$12,366	$12,931	$13,724	$13,817
Apr 18	$11,567	$13,054	$13,777	$12,783
May 18	$11,588	$13,070	$14,108	$12,870
Jun 18	$10,250	$13,000	$14,195	$11,416
Jul 18	$9,858	$13,392	$14,724	$10,903
Aug 18	$9,003	$13,497	$15,203	$9,990
Sep 18	$8,814	$13,555	$15,290	$9,814
Oct 18	$7,637	$12,540	$14,245	$8,496
Nov 18	$7,878	$12,723	$14,535	$8,764
Dec 18	$7,346	$11,827	$13,223	$8,201
Jan 19	$7,700	$12,761	$14,282	$8,568
Feb 19	$9,423	$13,102	$14,741	$10,573
Mar 19	$10,201	$13,267	$15,027	$11,455
Apr 19	$9,703	$13,715	$15,636	$10,876
May 19	$8,614	$12,901	$14,642	$9,712
Jun 19	$9,055	$13,746	$15,674	$10,175
Jul 19	$9,283	$13,786	$15,899	$10,522
Aug 19	$9,146	$13,459	$15,647	$10,308
Sep 19	$9,250	$13,742	$15,940	$10,433
Oct 19	$9,707	$14,119	$16,286	$10,988
Nov 19	$9,633	$14,463	$16,877	$10,866
Dec 19	$10,490	$14,973	$17,386	$11,823
Jan 20	$10,712	$14,807	$17,379	$12,538
Feb 20	$11,302	$13,611	$15,949	$13,008
Mar 20	$9,866	$11,774	$13,979	$11,682
Apr 20	$10,812	$13,035	$15,771	$12,887
May 20	$10,708	$13,602	$16,522	$12,546
Jun 20	$12,673	$14,036	$16,850	$14,864
Jul 20	$14,834	$14,779	$17,801	$17,453
Aug 20	$14,969	$15,683	$19,080	$17,635
Sep 20	$14,426	$15,178	$18,355	$16,852
Oct 20	$15,245	$14,809	$17,867	$17,960
Nov 20	$15,450	$16,634	$19,823	$18,248
Dec 20	$17,227	$17,406	$20,585	$20,302
Jan 21	$18,036	$17,327	$20,377	$21,497
Feb 21	$17,275	$17,729	$20,939	$20,553
Mar 21	$15,747	$18,202	$21,856	$18,692
Apr 21	$17,193	$18,998	$23,022	$20,643
May 21	$18,219	$19,294	$23,183	$22,113
Jun 21	$19,138	$19,548	$23,724	$22,901
Jul 21	$18,523	$19,682	$24,288	$22,067
Aug 21	$17,829	$20,175	$25,026	$21,226
Sep 21	$17,869	$19,342	$23,863	$21,384
Oct 21	$18,825	$20,329	$25,534	$22,470
Nov 21	$19,124	$19,839	$25,357	$22,767
Dec 21	$18,641	$20,633	$26,494	$22,154
Jan 22	$16,561	$19,620	$25,123	$19,415
Feb 22	$16,414	$19,113	$24,371	$19,387
Mar 22	$14,850	$19,527	$25,276	$17,791
Apr 22	$12,304	$17,964	$23,071	$14,873
May 22	$12,800	$17,985	$23,114	$15,357
Jun 22	$15,001	$16,469	$21,206	$17,896
Jul 22	$14,149	$17,619	$23,161	$16,894
Aug 22	$13,209	$16,970	$22,217	$15,891
Sep 22	$11,381	$15,346	$20,170	$13,775
Oct 22	$10,983	$16,272	$21,804	$13,249
Nov 22	$11,916	$17,534	$23,022	$13,995
Dec 22	$12,026	$16,844	$21,696	$14,380
Jan 23	$13,642	$18,051	$23,059	$16,302
Feb 23	$12,373	$17,534	$22,496	$14,905
Mar 23	$12,374	$18,075	$23,322	$14,922
Apr 23	$11,944	$18,334	$23,686	$14,348
May 23	$10,946	$18,138	$23,789	$13,209
Jun 23	$10,899	$19,191	$25,361	$13,104
Jul 23	$11,206	$19,894	$26,176	$13,447
Aug 23	$10,316	$19,338	$25,759	$12,383
Sep 23	$9,847	$18,538	$24,531	$11,788
Oct 23	$9,564	$17,981	$24,015	$11,540
Nov 23	$9,585	$19,640	$26,208	$11,600
Dec 23	$9,464	$20,584	$27,399	$11,472
Jan 24	$7,827	$20,704	$27,859	$9,416
Feb 24	$8,926	$21,593	$29,347	$10,785
Mar 24	$8,863	$22,271	$30,291	$10,784
Apr 24	$9,128	$21,536	$29,054	$11,079
May 24	$8,898	$22,411	$30,494	$10,791
Jun 24	$8,259	$22,910	$31,589	$10,036
Jul 24	$8,396	$23,279	$31,973	$10,165
Aug 24	$7,997	$23,870	$32,749	$9,712
Sep 24	$11,044	$24,425	$33,448	$13,551
Oct 24	$11,134	$23,877	$33,145	$13,235
Nov 24	$11,351	$24,770	$35,090	$13,410
Dec 24	$10,698	$24,183	$34,254	$12,760

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck ChiNext ETF	13.04%	0.39%	0.68%
ChiNext Index (SZ988107)	11.23%	1.54%	2.47%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

SZ988107 replaced the SME-ChiNext Index (CNI6109) effective December 10, 2021. Index history prior to December 10, 2021 reflects the performance of the SME-ChiNext Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$33,330,640
  Number of Portfolio Holdings98
  Portfolio Turnover Rate109%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
35.8%
Information Technology
25.5%
Health Care
15.3%
Financials
12.3%
Materials
4.0%
Consumer Staples
3.9%
Communication Services
1.8%
Consumer Discretionary
1.2%
Other assets less liabilities
0.2%
0
10
20
30
40

Value	Value	Value
Other assets less liabilities		0.2%
Consumer Discretionary		1.2%
Communication Services		1.8%
Consumer Staples		3.9%
Materials		4.0%
Financials		12.3%
Health Care		15.3%
Information Technology		25.5%
Industrials		35.8%

Top Ten Holdings (% of Total Net Assets)

Contemporary Amperex Technology Co. Ltd.	20.8%
East Money Information Co. Ltd.	9.8%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	4.2%
Shenzhen Inovance Technology Co. Ltd.	3.3%
Zhongji Innolight Co. Ltd.	3.3%
Sungrow Power Supply Co. Ltd.	3.3%
Wens Foodstuff Group Co. Ltd.	2.7%
Eoptolink Technology, Inc. Ltd.	2.2%
Eve Energy Co. Ltd.	1.8%
Hithink RoyalFlush Information Network Co. Ltd.	1.8%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck CLO ETF

Ticker: CLOI

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck CLO ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CLO ETF	$42	0.40%

How did the Fund perform last year?

  Strong collateralized loan obligation total returns were driven by high base rates, even as the Federal Reserve began cutting rates in September, and spread tightening driven by a supportive technical and fundamental backdrop.

  The Fund performed approximately in line with its benchmark, the J.P. Morgan Collateralized Loan Obligation Index.

  Security selection within AAA and BBB rated CLOs contributed positively to returns relative to the benchmark, while the underweight to lower rated tranches detracted from relative performance.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (6/21/2022).

CLOI
JCLOAGTR
US00
$15,000
$10,000
$5,000
$0
Jun 22
Dec 22
Dec 23
Dec 24
$12,294 - JCLOAGTR
$12,212 - CLOI
$10,549 - US00

	CLOI	US00	JCLOAGTR
Jun 22	$10,000	$10,000	$10,000
Jun 22	$10,008	$10,186	$9,978
Jul 22	$10,072	$10,422	$10,035
Aug 22	$10,171	$10,139	$10,126
Sep 22	$10,010	$9,692	$9,967
Oct 22	$10,024	$9,559	$10,000
Nov 22	$10,218	$9,906	$10,186
Dec 22	$10,326	$9,864	$10,269
Jan 23	$10,500	$10,161	$10,436
Feb 23	$10,588	$9,906	$10,496
Mar 23	$10,579	$10,157	$10,472
Apr 23	$10,662	$10,222	$10,571
May 23	$10,703	$10,110	$10,621
Jun 23	$10,798	$10,074	$10,726
Jul 23	$10,919	$10,065	$10,901
Aug 23	$10,990	$10,003	$10,988
Sep 23	$11,066	$9,754	$11,054
Oct 23	$11,103	$9,603	$11,090
Nov 23	$11,203	$10,024	$11,229
Dec 23	$11,293	$10,396	$11,352
Jan 24	$11,381	$10,384	$11,459
Feb 24	$11,449	$10,241	$11,531
Mar 24	$11,550	$10,328	$11,614
Apr 24	$11,621	$10,078	$11,697
May 24	$11,728	$10,249	$11,797
Jun 24	$11,786	$10,347	$11,855
Jul 24	$11,857	$10,587	$11,933
Aug 24	$11,930	$10,737	$11,991
Sep 24	$12,001	$10,882	$12,073
Oct 24	$12,068	$10,616	$12,152
Nov 24	$12,146	$10,722	$12,225
Dec 24	$12,212	$10,549	$12,294

Average Annual Total Returns

.	1 Year	Life*
VanEck CLO ETF	8.14%	8.22%
J.P. Morgan Collateralized Loan Obligation Index (JCLOAGTR)	8.31%	8.51%
ICE BofA US Broad Market Index (US00)	1.47%	2.14%

* Inception of Fund: 6/21/22

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$791,666,784
  Number of Portfolio Holdings138
  Portfolio Turnover Rate68%
  Advisory Fees Paid$1,725,428

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Collateralized Loan Obligations
99.2%
Government
1.4%
Liabilities in excess of other assets
(0.6)%
-20
0
20
40
60
80
100
120

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Government		1.4%
Collateralized Loan Obligations		99.2%

Top Ten Holdings (% of Total Net Assets)

AGL CLO 5 Ltd., 6.54%, 7/20/2034	2.9%
Generate CLO 9 LTD, 6.22%, 1/20/2038	2.5%
OZLM XIX Ltd., 6.01%, 1/15/2035	2.1%
BlueMountain CLO XXXV Ltd., 6.48%, 10/22/2037	1.9%
Sagard-Halseypoint CLO 8 Ltd., 5.70%, 1/30/2038	1.8%
LCM 39 Ltd., 6.66%, 10/15/2034	1.8%
Rockford Tower CLO 2021-3 Ltd., 6.09%, 1/15/2038	1.7%
Bain Capital Credit CLO 2021-2 Ltd., 7.75%, 7/16/2034	1.6%
TCW CLO 2021-1 Ltd., 6.45%, 1/20/2038	1.5%
Rockford Tower CLO 2022-3 Ltd., 6.06%, 7/20/2037	1.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck CMCI Commodity Strategy ETF

Ticker: CMCI

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck CMCI Commodity Strategy ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CMCI Commodity Strategy ETF	$67	0.65%

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance in 2024. Persistent inflation and strong demand initially pushed prices higher, but weaker-than-expected recovery efforts in China and anticipation of higher tariffs from the incoming administration pressured prices in the latter part of the year.

  Precious metals, energy and industrial metals were the Fund’s largest contributors. Cocoa led individual gains with unprecedented price increases, driven by the largest global supply deficit in over 60 years. Gold also made significant contributions, reaching all-time highs due to strong central bank purchases, economic uncertainty and elevated geopolitical risks.

  Soybeans and corn were the Fund’s largest detractors, as favorable growing conditions in the U.S. and record yields from major producers like Brazil created a global supply glut.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (8/21/2023).

CMCI
BCOMTR
SPTR
CMCITR
$15,000
$10,000
$5,000
$0
$13,632 - SPTR
$10,384 - CMCITR
$10,248 - CMCI
$10,165 - BCOMTR
Aug 23
Dec 23
Mar 24
Jun 24
Sep 24
Dec 24

	CMCI	SPTR	BCOMTR	CMCITR
Aug 23	$10,000	$10,000	$10,000	$10,000
Aug 23	$10,167	$10,252	$10,185	$10,173
Sep 23	$10,195	$9,763	$10,114	$10,208
Oct 23	$10,107	$9,558	$10,141	$10,129
Nov 23	$9,998	$10,430	$9,913	$10,029
Dec 23	$9,768	$10,904	$9,646	$9,803
Jan 24	$9,920	$11,087	$9,684	$9,966
Feb 24	$9,826	$11,680	$9,542	$9,880
Mar 24	$10,246	$12,055	$9,857	$10,310
Apr 24	$10,520	$11,563	$10,123	$10,600
May 24	$10,553	$12,136	$10,300	$10,634
Jun 24	$10,412	$12,572	$10,142	$10,505
Jul 24	$10,012	$12,725	$9,733	$10,109
Aug 24	$9,969	$13,033	$9,737	$10,071
Sep 24	$10,308	$13,312	$10,211	$10,415
Oct 24	$10,191	$13,191	$10,022	$10,311
Nov 24	$10,158	$13,965	$10,062	$10,285
Dec 24	$10,248	$13,632	$10,165	$10,384

Average Annual Total Returns

.	1 Year	Life*
VanEck CMCI Commodity Strategy ETF	4.91%	1.82%
UBS CM Commodity Index (CMCITR)	5.93%	2.81%
S&P 500 Index (SPTR)	25.02%	25.55%
Bloomberg Commodity Index Total Return (BCOMTR)	5.38%	1.21%

* Inception of Fund: 8/21/23

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$2,424,046
  Number of Portfolio Holdings15
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
97.4%
Money Market Fund
3.6%
Liabilities in excess of other assets *
(1.0)%
-20
0
20
40
60
80
100
120

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(1.0)%
Money Market Fund		3.6%
Government		97.4%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.8%

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.76%, 2/20/2025	14.4%
United States Treasury Bills, 4.99%, 1/23/2025	13.4%
United States Treasury Bills, 4.66%, 3/6/2025	13.3%
United States Treasury Bills, 4.69%, 2/27/2025	11.3%
United States Treasury Bills, 4.98%, 1/30/2025	10.3%
United States Treasury Bills, 4.78%, 2/13/2025	10.3%
United States Treasury Bills, 4.37%, 5/22/2025	8.1%
United States Treasury Bills, 5.06%, 1/16/2025	5.2%
United States Treasury Bills, 4.32%, 3/20/2025	4.1%
Invesco Treasury Portfolio - Institutional Class	3.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Absolute Return Advisers Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Digital India ETF

Ticker: DGIN

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Digital India ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital India ETF	$82	0.74%

How did the Fund perform last year?

  The Fund posted a positive return over the period, driven by continued growth and investment related to India’s ongoing digitization.

  The consumer discretionary sector contributed the most to the Fund’s performance during the period followed by information technology and communication services.

  The leading individual contributors to performance were Zomato Ltd., PB Fintech Ltd. and Bharti Airtel Ltd.

  The energy sector was the sole detractor from the Fund’s performance.

  The leading individual detractors to performance were Jio Financial Services Ltd., Vodafone Idea Ltd. and Tata Elxsi Ltd.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (2/15/2022).

DGIN
MVDINDTR
NDUEACWF
SPTR
$15,000
$10,000
$5,000
$0
$13,760 - SPTR
$13,508 - MVDINDTR
$12,392 - DGIN
$12,313 - NDUEACWF
Feb 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24
Dec 24

	DGIN	NDUEACWF	MVDINDTR	SPTR
Feb 22	$10,000	$10,000	$10,000	$10,000
Feb 22	$9,648	$9,732	$9,626	$9,790
Mar 22	$10,154	$9,942	$10,255	$10,153
Apr 22	$9,197	$9,146	$9,307	$9,268
May 22	$8,547	$9,157	$8,612	$9,285
Jun 22	$7,936	$8,385	$7,951	$8,519
Jul 22	$8,281	$8,971	$8,302	$9,304
Aug 22	$8,187	$8,641	$8,344	$8,925
Sep 22	$7,770	$7,813	$7,894	$8,103
Oct 22	$7,911	$8,285	$7,980	$8,759
Nov 22	$8,427	$8,928	$8,448	$9,248
Dec 22	$7,744	$8,576	$7,833	$8,715
Jan 23	$7,849	$9,191	$7,898	$9,263
Feb 23	$7,763	$8,928	$7,861	$9,037
Mar 23	$7,741	$9,203	$7,813	$9,369
Apr 23	$7,929	$9,335	$8,003	$9,515
May 23	$8,206	$9,235	$8,330	$9,556
Jun 23	$8,668	$9,771	$8,777	$10,188
Jul 23	$8,792	$10,129	$8,923	$10,515
Aug 23	$8,994	$9,846	$9,185	$10,348
Sep 23	$9,105	$9,439	$9,308	$9,854
Oct 23	$8,878	$9,155	$9,038	$9,647
Nov 23	$9,496	$10,000	$9,736	$10,528
Dec 23	$10,072	$10,480	$10,421	$11,006
Jan 24	$10,591	$10,542	$10,997	$11,191
Feb 24	$10,869	$10,994	$11,348	$11,789
Mar 24	$10,640	$11,339	$11,074	$12,168
Apr 24	$10,478	$10,965	$10,983	$11,671
May 24	$10,412	$11,411	$10,850	$12,250
Jun 24	$11,396	$11,665	$12,055	$12,689
Jul 24	$12,112	$11,853	$12,864	$12,844
Aug 24	$12,532	$12,154	$13,542	$13,155
Sep 24	$12,497	$12,436	$13,568	$13,436
Oct 24	$11,961	$12,157	$12,921	$13,314
Nov 24	$12,525	$12,612	$13,581	$14,096
Dec 24	$12,392	$12,313	$13,508	$13,760

Average Annual Total Returns

.	1 Year	Life*
VanEck Digital India ETF	23.03%	7.75%
MVIS® Digital India Index (MVDINDTR)	29.63%	11.03%
MSCI ACWI Index (NDUEACWF)	17.49%	7.51%
S&P 500 Index (SPTR)	25.02%	11.75%

* Inception of Fund: 2/15/22

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$27,762,075
  Number of Portfolio Holdings45
  Portfolio Turnover Rate28%
  Advisory Fees Paid$162,211

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
46.3%
Communication Services
16.0%
Financials
13.7%
Consumer Discretionary
11.6%
Energy
7.9%
Industrials
3.6%
Other assets less liabilities
0.9%
0
10
20
30
40
50

Value	Value	Value
Other assets less liabilities		0.9%
Industrials		3.6%
Energy		7.9%
Consumer Discretionary		11.6%
Financials		13.7%
Communication Services		16.0%
Information Technology		46.3%

Top Ten Holdings (% of Total Net Assets)

Reliance Industries Ltd.	7.9%
Infosys Ltd.	7.8%
Bharti Airtel Ltd.	6.7%
Tata Consultancy Services Ltd.	6.7%
Zomato Ltd.	5.9%
HCL Technologies Ltd.	5.6%
Tech Mahindra Ltd.	4.5%
Jio Financial Services Ltd.	4.4%
Wipro Ltd.	4.3%
PB Fintech Ltd.	3.9%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Gold Miners ETF

Ticker: GDX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Gold Miners ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gold Miners ETF	$54	0.51%

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks. Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  The Fund’s exposure to Canada, South Africa and China were the largest positive contributors to performance for the period.

  The leading individual contributors to performance were Agnico Eagle Mines, Anglogold Ashanti and Kinross Gold Corp.

  The Fund’s exposure to the United States, United Kingdom and Peru were the leading detractors from performance for the period.

  The leading individual detractors from performance were Barrick Gold Corp., Newmont Corp. and SSR Mining.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

GDX
GDMNTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$34,254 - SPTR
$24,183 - NDUEACWF
$20,969 - GDMNTR
$20,246 - GDX
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	GDX	NDUEACWF	GDMNTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$12,056	$9,844	$12,035	$9,700
Feb 15	$11,525	$10,392	$11,529	$10,257
Mar 15	$9,924	$10,231	$9,936	$10,095
Apr 15	$10,966	$10,528	$10,957	$10,192
May 15	$10,629	$10,514	$10,641	$10,323
Jun 15	$9,636	$10,266	$9,643	$10,123
Jul 15	$7,477	$10,355	$7,478	$10,335
Aug 15	$7,629	$9,646	$7,632	$9,712
Sep 15	$7,461	$9,296	$7,457	$9,471
Oct 15	$8,128	$10,026	$8,145	$10,270
Nov 15	$7,461	$9,943	$7,452	$10,301
Dec 15	$7,507	$9,764	$7,518	$10,138
Jan 16	$7,770	$9,175	$7,768	$9,635
Feb 16	$10,549	$9,112	$10,570	$9,622
Mar 16	$10,948	$9,787	$10,991	$10,275
Apr 16	$14,051	$9,931	$14,077	$10,315
May 16	$12,360	$9,944	$12,397	$10,500
Jun 16	$15,167	$9,884	$15,215	$10,527
Jul 16	$16,710	$10,310	$16,746	$10,915
Aug 16	$13,936	$10,344	$14,015	$10,931
Sep 16	$14,445	$10,408	$14,542	$10,933
Oct 16	$13,438	$10,231	$13,479	$10,733
Nov 16	$11,370	$10,309	$11,469	$11,131
Dec 16	$11,479	$10,531	$11,595	$11,351
Jan 17	$13,092	$10,819	$13,182	$11,566
Feb 17	$12,565	$11,123	$12,664	$12,025
Mar 17	$12,483	$11,259	$12,580	$12,039
Apr 17	$12,258	$11,434	$12,334	$12,163
May 17	$12,461	$11,687	$12,566	$12,334
Jun 17	$12,099	$11,740	$12,205	$12,411
Jul 17	$12,538	$12,068	$12,639	$12,666
Aug 17	$13,520	$12,114	$13,628	$12,705
Sep 17	$12,609	$12,348	$12,732	$12,967
Oct 17	$12,340	$12,605	$12,468	$13,270
Nov 17	$12,302	$12,849	$12,436	$13,677
Dec 17	$12,856	$13,056	$13,003	$13,829
Jan 18	$13,110	$13,793	$13,257	$14,621
Feb 18	$11,783	$13,213	$11,941	$14,082
Mar 18	$12,142	$12,931	$12,276	$13,724
Apr 18	$12,314	$13,054	$12,483	$13,777
May 18	$12,336	$13,070	$12,501	$14,108
Jun 18	$12,314	$13,000	$12,468	$14,195
Jul 18	$11,755	$13,392	$11,918	$14,724
Aug 18	$10,295	$13,497	$10,421	$15,203
Sep 18	$10,240	$13,555	$10,390	$15,290
Oct 18	$10,439	$12,540	$10,591	$14,245
Nov 18	$10,561	$12,723	$10,720	$14,535
Dec 18	$11,708	$11,827	$11,875	$13,223
Jan 19	$12,586	$12,761	$12,763	$14,282
Feb 19	$12,364	$13,102	$12,558	$14,741
Mar 19	$12,464	$13,267	$12,652	$15,027
Apr 19	$11,614	$13,715	$11,787	$15,636
May 19	$11,975	$12,901	$12,149	$14,642
Jun 19	$14,242	$13,746	$14,466	$15,674
Jul 19	$14,854	$13,786	$15,127	$15,899
Aug 19	$16,614	$13,459	$16,881	$15,647
Sep 19	$14,917	$13,742	$15,191	$15,940
Oct 19	$15,593	$14,119	$15,848	$16,286
Nov 19	$15,033	$14,463	$15,299	$16,877
Dec 19	$16,409	$14,973	$16,731	$17,386
Jan 20	$16,219	$14,807	$16,491	$17,379
Feb 20	$14,824	$13,611	$15,150	$15,949
Mar 20	$13,101	$11,774	$13,383	$13,979
Apr 20	$18,143	$13,035	$18,554	$15,771
May 20	$19,161	$13,602	$19,597	$16,522
Jun 20	$20,476	$14,036	$20,848	$16,850
Jul 20	$24,077	$14,779	$24,528	$17,801
Aug 20	$23,605	$15,683	$24,125	$19,080
Sep 20	$21,931	$15,178	$22,369	$18,355
Oct 20	$20,986	$14,809	$21,430	$17,867
Nov 20	$19,353	$16,634	$19,790	$19,823
Dec 20	$20,232	$17,406	$20,694	$20,585
Jan 21	$19,406	$17,327	$19,904	$20,377
Feb 21	$17,542	$17,729	$17,990	$20,939
Mar 21	$18,208	$18,202	$18,615	$21,856
Apr 21	$19,289	$18,998	$19,778	$23,022
May 21	$22,056	$19,294	$22,608	$23,183
Jun 21	$19,075	$19,548	$19,536	$23,724
Jul 21	$19,638	$19,682	$20,138	$24,288
Aug 21	$18,335	$20,175	$18,798	$25,026
Sep 21	$16,554	$19,342	$16,960	$23,863
Oct 21	$17,847	$20,329	$18,296	$25,534
Nov 21	$17,886	$19,839	$18,355	$25,357
Dec 21	$18,298	$20,633	$18,754	$26,494
Jan 22	$17,284	$19,620	$17,692	$25,123
Feb 22	$19,689	$19,113	$20,206	$24,371
Mar 22	$21,949	$19,527	$22,503	$25,276
Apr 22	$20,100	$17,964	$20,662	$23,071
May 22	$18,210	$17,985	$18,731	$23,114
Jun 22	$15,714	$16,469	$16,146	$21,206
Jul 22	$15,003	$17,619	$15,398	$23,161
Aug 22	$13,647	$16,970	$14,045	$22,217
Sep 22	$13,743	$15,346	$14,106	$20,170
Oct 22	$13,857	$16,272	$14,236	$21,804
Nov 22	$16,547	$17,534	$16,946	$23,022
Dec 22	$16,674	$16,844	$17,136	$21,696
Jan 23	$18,587	$18,051	$19,087	$23,059
Feb 23	$15,910	$17,534	$16,360	$22,496
Mar 23	$18,849	$18,075	$19,416	$23,322
Apr 23	$19,545	$18,334	$20,122	$23,686
May 23	$17,890	$18,138	$18,400	$23,789
Jun 23	$17,460	$19,191	$17,945	$25,361
Jul 23	$18,234	$19,894	$18,759	$26,176
Aug 23	$17,039	$19,338	$17,590	$25,759
Sep 23	$15,652	$18,538	$16,160	$24,531
Oct 23	$16,329	$17,981	$16,833	$24,015
Nov 23	$18,175	$19,640	$18,734	$26,208
Dec 23	$18,378	$20,584	$18,953	$27,399
Jan 24	$16,559	$20,704	$17,090	$27,859
Feb 24	$15,537	$21,593	$16,047	$29,347
Mar 24	$18,607	$22,271	$19,194	$30,291
Apr 24	$19,664	$21,536	$20,367	$29,054
May 24	$20,912	$22,411	$21,586	$30,494
Jun 24	$20,121	$22,910	$20,786	$31,589
Jul 24	$22,322	$23,279	$23,054	$31,973
Aug 24	$22,813	$23,870	$23,617	$32,749
Sep 24	$23,505	$24,425	$24,342	$33,448
Oct 24	$23,838	$23,877	$24,688	$33,145
Nov 24	$22,198	$24,770	$22,937	$35,090
Dec 24	$20,246	$24,183	$20,969	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Gold Miners ETF	10.17%	4.29%	7.31%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$12,660,494,046
  Number of Portfolio Holdings58
  Portfolio Turnover Rate15%
  Advisory Fees Paid$67,983,659

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
93.9%
Silver
5.7%
Other Investments
0.4%
Other assets less liabilities
0.0%*
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Other Investments		0.4%
Silver		5.7%
Gold		93.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	12.2%
Agnico Eagle Mines Ltd.	11.3%
Barrick Gold Corp.	7.8%
Wheaton Precious Metals Corp.	7.4%
Franco-Nevada Corp.	6.5%
Gold Fields Ltd.	3.9%
Anglogold Ashanti Plc	3.8%
Kinross Gold Corp.	3.8%
Northern Star Resources Ltd.	3.6%
Zijin Mining Group Co. Ltd.	3.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Green Metals ETF

Ticker: GMET

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Green Metals ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Metals ETF	$58	0.61%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on industrial metals broadly.

  The Fund’s exposure to Australia and the United States were by far the leading detractors from performance for the period, followed by the United Kingdom.

  The leading individual detractors from performance were Glencore, Albermarle and Pilbara Minerals.

  The Fund’s exposure to companies in Zambia, Canada and Mexico were modest positive contributors to performance.

  The leading individual contributors to performance were Anglo American, First Quantum Minerals and Ivanho Mines.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (11/9/2021).

GMET
MVGMETTR
NDUEACWF
SPTR
$15,000
$10,000
$5,000
$0
$13,182 - SPTR
$11,711 - NDUEACWF
$6,555 - MVGMETTR
$6,455 - GMET
Nov 21
Dec 21
Mar 22
Jun 22
Sep 22
Dec 22
Mar 23
Jun 23
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24
Dec 24

	GMET	NDUEACWF	MVGMETTR	SPTR
Nov 21	$10,000	$10,000	$10,000	$10,000
Nov 21	$9,936	$9,607	$9,937	$9,758
Dec 21	$10,061	$9,992	$10,035	$10,196
Jan 22	$9,699	$9,501	$9,583	$9,668
Feb 22	$10,958	$9,256	$10,922	$9,379
Mar 22	$10,647	$9,456	$10,684	$9,727
Apr 22	$9,060	$8,699	$9,132	$8,879
May 22	$9,580	$8,709	$9,595	$8,895
Jun 22	$8,412	$7,975	$8,419	$8,161
Jul 22	$8,390	$8,532	$8,382	$8,913
Aug 22	$8,154	$8,218	$8,222	$8,550
Sep 22	$7,555	$7,431	$7,625	$7,762
Oct 22	$7,718	$7,880	$7,746	$8,391
Nov 22	$9,021	$8,491	$8,985	$8,860
Dec 22	$8,352	$8,157	$8,405	$8,349
Jan 23	$9,681	$8,741	$9,681	$8,874
Feb 23	$8,645	$8,491	$8,695	$8,657
Mar 23	$8,387	$8,753	$8,410	$8,975
Apr 23	$8,300	$8,878	$8,324	$9,115
May 23	$7,560	$8,783	$7,602	$9,155
Jun 23	$8,006	$9,293	$8,034	$9,760
Jul 23	$8,522	$9,634	$8,567	$10,073
Aug 23	$7,573	$9,364	$7,636	$9,913
Sep 23	$7,373	$8,977	$7,443	$9,440
Oct 23	$6,528	$8,707	$6,572	$9,242
Nov 23	$6,682	$9,511	$6,738	$10,086
Dec 23	$7,339	$9,968	$7,417	$10,544
Jan 24	$6,536	$10,026	$6,618	$10,721
Feb 24	$6,548	$10,456	$6,614	$11,293
Mar 24	$7,255	$10,785	$7,359	$11,657
Apr 24	$7,847	$10,429	$7,974	$11,181
May 24	$8,099	$10,852	$8,168	$11,735
Jun 24	$7,358	$11,094	$7,455	$12,156
Jul 24	$7,238	$11,273	$7,319	$12,304
Aug 24	$7,014	$11,559	$7,104	$12,603
Sep 24	$7,792	$11,828	$7,907	$12,872
Oct 24	$7,364	$11,562	$7,471	$12,755
Nov 24	$7,170	$11,995	$7,259	$13,504
Dec 24	$6,455	$11,711	$6,555	$13,182

Average Annual Total Returns

.	1 Year	Life*
VanEck Green Metals ETF	(12.05)%	(13.01)%
MVIS® Global Clean-Tech Metals Index (MVGMETTR)	(11.61)%	(12.58)%
MSCI ACWI Index (NDUEACWF)	17.49%	5.15%
S&P 500 Index (SPTR)	25.02%	9.19%

* Inception of Fund: 11/9/21

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$17,851,319
  Number of Portfolio Holdings57
  Portfolio Turnover Rate20%
  Advisory Fees Paid$142,382

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Diversified Metals & Mining
50.2%
Copper
31.8%
Specialty Chemicals
10.5%
Precious Metals & Minerals
4.3%
Electrical Components & Equipment
2.2%
Other Investments
0.9%
Other assets less liabilities
0.1%
0
10
20
30
40
50
60

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.9%
Electrical Components & Equipment		2.2%
Precious Metals & Minerals		4.3%
Specialty Chemicals		10.5%
Copper		31.8%
Diversified Metals & Mining		50.2%

Top Ten Holdings (% of Total Net Assets)

Anglo American Plc	8.1%
Freeport-McMoRan, Inc.	7.9%
Glencore Plc	7.1%
Teck Resources Ltd.	6.4%
Grupo Mexico SAB de CV	6.1%
Amman Mineral Internasional PT	4.2%
Southern Copper Corp.	4.2%
Antofagasta Plc	4.0%
Boliden AB	3.8%
Albemarle Corp.	3.2%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

The Fund's net expense ratio decreased to 0.61% for the year ended December 31, 2024 from 0.66% for the year ended December 31, 2023 primarily as a result of decreased interest expense.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck India Growth Leaders ETF

Ticker: GLIN

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck India Growth Leaders ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Growth Leaders ETF	$82	0.76%

How did the Fund perform last year?

  The Fund posted a positive return over the period, despite Indian equities facing moderate headwinds, including lowing corporate earnings, foreign fund outflows and weaker economic indicators.

  The industrials sector contributed the most to the Fund’s performance during the period, followed by financials and information technology.

  The leading individual contributors to performance were Shriram Finance Ltd., Cummins India Ltd. and HCL Technologies Ltd.

  The communication services sector was the sole detractor from the Fund’s performance.

  The leading individual detractors to performance were IndusInd Bank Ltd., LTIMindtree Ltd. and ABB India Ltd.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

GLIN
MGINGRNR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$34,254 - SPTR
$24,183 - NDUEACWF
$13,710 - MGINGRNR
$12,475 - GLIN
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	GLIN	NDUEACWF	MGINGRNR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,692	$9,844	$10,678	$9,700
Feb 15	$11,055	$10,392	$11,004	$10,257
Mar 15	$10,494	$10,231	$10,464	$10,095
Apr 15	$10,036	$10,528	$10,035	$10,192
May 15	$9,966	$10,514	$9,978	$10,323
Jun 15	$9,614	$10,266	$9,614	$10,123
Jul 15	$10,674	$10,355	$10,666	$10,335
Aug 15	$9,117	$9,646	$9,136	$9,712
Sep 15	$9,371	$9,296	$9,364	$9,471
Oct 15	$9,719	$10,026	$9,773	$10,270
Nov 15	$9,883	$9,943	$9,912	$10,301
Dec 15	$10,107	$9,764	$10,212	$10,138
Jan 16	$8,943	$9,175	$8,934	$9,635
Feb 16	$7,447	$9,112	$7,503	$9,622
Mar 16	$8,783	$9,787	$8,861	$10,275
Apr 16	$9,264	$9,931	$9,377	$10,315
May 16	$9,139	$9,944	$9,241	$10,500
Jun 16	$9,829	$9,884	$9,825	$10,527
Jul 16	$10,399	$10,310	$10,419	$10,915
Aug 16	$10,552	$10,344	$10,599	$10,931
Sep 16	$10,716	$10,408	$10,742	$10,933
Oct 16	$11,283	$10,231	$11,319	$10,733
Nov 16	$9,795	$10,309	$9,869	$11,131
Dec 16	$9,632	$10,531	$9,720	$11,351
Jan 17	$10,550	$10,819	$10,610	$11,566
Feb 17	$11,402	$11,123	$11,496	$12,025
Mar 17	$12,275	$11,259	$12,378	$12,039
Apr 17	$13,299	$11,434	$13,424	$12,163
May 17	$13,024	$11,687	$13,157	$12,334
Jun 17	$13,179	$11,740	$13,114	$12,411
Jul 17	$13,996	$12,068	$13,918	$12,666
Aug 17	$13,634	$12,114	$13,478	$12,705
Sep 17	$13,169	$12,348	$12,937	$12,967
Oct 17	$14,651	$12,605	$14,410	$13,270
Nov 17	$15,165	$12,849	$14,919	$13,677
Dec 17	$16,074	$13,056	$15,875	$13,829
Jan 18	$15,681	$13,793	$15,505	$14,621
Feb 18	$14,617	$13,213	$14,554	$14,082
Mar 18	$13,418	$12,931	$13,158	$13,724
Apr 18	$13,877	$13,054	$13,804	$13,777
May 18	$12,662	$13,070	$12,559	$14,108
Jun 18	$11,388	$13,000	$11,282	$14,195
Jul 18	$11,757	$13,392	$11,632	$14,724
Aug 18	$11,747	$13,497	$11,640	$15,203
Sep 18	$9,341	$13,555	$9,306	$15,290
Oct 18	$9,191	$12,540	$9,158	$14,245
Nov 18	$9,811	$12,723	$9,769	$14,535
Dec 18	$9,966	$11,827	$9,966	$13,223
Jan 19	$9,336	$12,761	$9,308	$14,282
Feb 19	$9,034	$13,102	$9,032	$14,741
Mar 19	$10,317	$13,267	$10,221	$15,027
Apr 19	$9,891	$13,715	$9,782	$15,636
May 19	$9,780	$12,901	$9,659	$14,642
Jun 19	$8,964	$13,746	$8,879	$15,674
Jul 19	$7,860	$13,786	$7,833	$15,899
Aug 19	$7,458	$13,459	$7,408	$15,647
Sep 19	$7,615	$13,742	$7,546	$15,940
Oct 19	$7,840	$14,119	$7,784	$16,286
Nov 19	$7,800	$14,463	$7,749	$16,877
Dec 19	$7,808	$14,973	$7,754	$17,386
Jan 20	$8,277	$14,807	$8,250	$17,379
Feb 20	$7,475	$13,611	$7,391	$15,949
Mar 20	$4,803	$11,774	$4,860	$13,979
Apr 20	$5,483	$13,035	$5,641	$15,771
May 20	$5,474	$13,602	$5,670	$16,522
Jun 20	$5,781	$14,036	$5,986	$16,850
Jul 20	$6,325	$14,779	$6,570	$17,801
Aug 20	$6,547	$15,683	$6,816	$19,080
Sep 20	$6,713	$15,178	$7,016	$18,355
Oct 20	$6,768	$14,809	$7,040	$17,867
Nov 20	$7,210	$16,634	$7,587	$19,823
Dec 20	$7,871	$17,406	$8,213	$20,585
Jan 21	$7,729	$17,327	$8,097	$20,377
Feb 21	$7,826	$17,729	$8,170	$20,939
Mar 21	$8,162	$18,202	$8,549	$21,856
Apr 21	$8,395	$18,998	$8,844	$23,022
May 21	$9,105	$19,294	$9,591	$23,183
Jun 21	$9,314	$19,548	$9,794	$23,724
Jul 21	$9,661	$19,682	$10,171	$24,288
Aug 21	$10,200	$20,175	$10,771	$25,026
Sep 21	$10,110	$19,342	$10,728	$23,863
Oct 21	$9,905	$20,329	$10,460	$25,534
Nov 21	$9,638	$19,839	$10,239	$25,357
Dec 21	$10,165	$20,633	$10,776	$26,494
Jan 22	$9,603	$19,620	$10,138	$25,123
Feb 22	$9,108	$19,113	$9,578	$24,371
Mar 22	$9,575	$19,527	$10,161	$25,276
Apr 22	$9,111	$17,964	$9,708	$23,071
May 22	$8,160	$17,985	$8,672	$23,114
Jun 22	$7,518	$16,469	$7,821	$21,206
Jul 22	$8,177	$17,619	$8,540	$23,161
Aug 22	$8,148	$16,970	$8,638	$22,217
Sep 22	$7,709	$15,346	$8,138	$20,170
Oct 22	$7,877	$16,272	$8,293	$21,804
Nov 22	$8,317	$17,534	$8,726	$23,022
Dec 22	$7,930	$16,844	$8,365	$21,696
Jan 23	$8,072	$18,051	$8,487	$23,059
Feb 23	$7,716	$17,534	$8,147	$22,496
Mar 23	$7,757	$18,075	$8,199	$23,322
Apr 23	$8,119	$18,334	$8,604	$23,686
May 23	$8,374	$18,138	$8,933	$23,789
Jun 23	$8,845	$19,191	$9,385	$25,361
Jul 23	$9,089	$19,894	$9,677	$26,176
Aug 23	$9,141	$19,338	$9,783	$25,759
Sep 23	$9,375	$18,538	$10,054	$24,531
Oct 23	$9,215	$17,981	$9,873	$24,015
Nov 23	$9,994	$19,640	$10,733	$26,208
Dec 23	$10,745	$20,584	$11,647	$27,399
Jan 24	$11,175	$20,704	$12,130	$27,859
Feb 24	$11,634	$21,593	$12,758	$29,347
Mar 24	$11,526	$22,271	$12,520	$30,291
Apr 24	$11,750	$21,536	$12,893	$29,054
May 24	$11,701	$22,411	$12,794	$30,494
Jun 24	$12,405	$22,910	$13,714	$31,589
Jul 24	$13,053	$23,279	$14,429	$31,973
Aug 24	$13,206	$23,870	$14,751	$32,749
Sep 24	$13,350	$24,425	$14,846	$33,448
Oct 24	$12,666	$23,877	$13,962	$33,145
Nov 24	$12,685	$24,770	$13,883	$35,090
Dec 24	$12,475	$24,183	$13,710	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck India Growth Leaders ETF	16.11%	9.82%	2.24%
Market Grader India All-Cap Growth Leaders Index (MGINGRNR)	17.71%	12.07%	3.21%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

MGINGRNR replaced the MVIS® India Small-Cap Index (MVSCIFTR) effective May 1, 2020. Index history prior to May 1, 2020 reflects the performance of the MVIS® India Small-Cap Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$153,357,318
  Number of Portfolio Holdings80
  Portfolio Turnover Rate47%
  Advisory Fees Paid$718,989

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
26.0%
Information Technology
19.3%
Consumer Discretionary
14.4%
Industrials
11.7%
Health Care
9.9%
Energy
6.4%
Materials
5.2%
Consumer Staples
4.8%
Real Estate
1.9%
Other Investments
0.2%
Other assets less liabilities
0.2%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		0.2%
Real Estate		1.9%
Consumer Staples		4.8%
Materials		5.2%
Energy		6.4%
Health Care		9.9%
Industrials		11.7%
Consumer Discretionary		14.4%
Information Technology		19.3%
Financials		26.0%

Top Ten Holdings (% of Total Net Assets)

HCL Technologies Ltd.	5.6%
Dr. Reddy's Laboratories Ltd.	5.4%
ICICI Bank Ltd.	5.4%
State Bank of India	5.3%
Trent Ltd.	5.2%
Varun Beverages Ltd.	4.8%
Tata Consultancy Services Ltd.	4.7%
Infosys Ltd.	4.6%
Bajaj Auto Ltd.	4.2%
Coal India Ltd.	4.1%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

The Fund's net expense ratio decreased to 0.76% for the year ended December 31, 2024 from 0.87% for the year ended December 31, 2023 primarily as a result of decreased interest expense.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Indonesia Index ETF

Ticker: IDX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Indonesia Index ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Indonesia Index ETF	$55	0.57%

How did the Fund perform last year?

  The Fund posted a negative return over the period due to currency weakness, high interest rates that constrained corporate earnings and foreign investment outflows.

  The utilities sector contributed the most to the Fund’s performance during the period, followed by energy.

  The leading individual contributors to performance were PT Barito Renewables Energy Tbk, PT Chandra Asri Pacific Tbk and PT Alamtri Resources Indonesia Tbk.

  The communication services sector detracted the most from the Fund’s performance during the period, followed by financials and materials.

  The leading individual detractors to performance were PT Telkom Indonesia (Persero) Tbk Sponsored ADR Class B, PT Bank Rakyat Indonesia (Persero) Tbk Class B and PT GoTo Gojek Tokopedia Tbk.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

IDX
MVIDXTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$34,254 - SPTR
$24,183 - NDUEACWF
$8,123 - MVIDXTR
$7,823 - IDX
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	IDX	NDUEACWF	MVIDXTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,873	$9,844	$9,900	$9,700
Feb 15	$10,119	$10,392	$10,116	$10,257
Mar 15	$10,140	$10,231	$10,141	$10,095
Apr 15	$9,334	$10,528	$9,363	$10,192
May 15	$9,556	$10,514	$9,565	$10,323
Jun 15	$8,791	$10,266	$8,811	$10,123
Jul 15	$8,294	$10,355	$8,308	$10,335
Aug 15	$7,471	$9,646	$7,486	$9,712
Sep 15	$6,612	$9,296	$6,611	$9,471
Oct 15	$7,636	$10,026	$7,675	$10,270
Nov 15	$7,479	$9,943	$7,503	$10,301
Dec 15	$7,731	$9,764	$7,813	$10,138
Jan 16	$7,997	$9,175	$7,949	$9,635
Feb 16	$8,401	$9,112	$8,441	$9,622
Mar 16	$8,721	$9,787	$8,759	$10,275
Apr 16	$8,620	$9,931	$8,683	$10,315
May 16	$8,249	$9,944	$8,320	$10,500
Jun 16	$9,159	$9,884	$9,157	$10,527
Jul 16	$9,656	$10,310	$9,679	$10,915
Aug 16	$9,702	$10,344	$9,807	$10,931
Sep 16	$9,866	$10,408	$9,933	$10,933
Oct 16	$9,892	$10,231	$9,999	$10,733
Nov 16	$8,793	$10,309	$8,895	$11,131
Dec 16	$9,083	$10,531	$9,217	$11,351
Jan 17	$9,203	$10,819	$9,308	$11,566
Feb 17	$9,326	$11,123	$9,460	$12,025
Mar 17	$9,672	$11,259	$9,791	$12,039
Apr 17	$9,906	$11,434	$10,047	$12,163
May 17	$10,055	$11,687	$10,199	$12,334
Jun 17	$10,217	$11,740	$10,367	$12,411
Jul 17	$10,247	$12,068	$10,399	$12,666
Aug 17	$10,277	$12,114	$10,420	$12,705
Sep 17	$10,072	$12,348	$10,220	$12,967
Oct 17	$10,170	$12,605	$10,331	$13,270
Nov 17	$10,068	$12,849	$10,223	$13,677
Dec 17	$10,750	$13,056	$10,942	$13,829
Jan 18	$11,401	$13,793	$11,609	$14,621
Feb 18	$11,032	$13,213	$11,259	$14,082
Mar 18	$10,276	$12,931	$10,436	$13,724
Apr 18	$9,781	$13,054	$10,014	$13,777
May 18	$9,825	$13,070	$10,039	$14,108
Jun 18	$9,038	$13,000	$9,233	$14,195
Jul 18	$9,299	$13,392	$9,478	$14,724
Aug 18	$9,316	$13,497	$9,514	$15,203
Sep 18	$9,095	$13,555	$9,298	$15,290
Oct 18	$8,635	$12,540	$8,820	$14,245
Nov 18	$9,625	$12,723	$9,822	$14,535
Dec 18	$9,698	$11,827	$9,919	$13,223
Jan 19	$10,603	$12,761	$10,828	$14,282
Feb 19	$10,071	$13,102	$10,328	$14,741
Mar 19	$10,088	$13,267	$10,325	$15,027
Apr 19	$10,204	$13,715	$10,449	$15,636
May 19	$9,742	$12,901	$9,952	$14,642
Jun 19	$10,266	$13,746	$10,515	$15,674
Jul 19	$10,304	$13,786	$10,622	$15,899
Aug 19	$9,957	$13,459	$10,226	$15,647
Sep 19	$9,680	$13,742	$9,930	$15,940
Oct 19	$9,980	$14,119	$10,249	$16,286
Nov 19	$9,665	$14,463	$9,930	$16,877
Dec 19	$10,277	$14,973	$10,553	$17,386
Jan 20	$9,743	$14,807	$10,046	$17,379
Feb 20	$8,612	$13,611	$8,704	$15,949
Mar 20	$5,822	$11,774	$5,998	$13,979
Apr 20	$6,771	$13,035	$6,985	$15,771
May 20	$7,083	$13,602	$7,247	$16,522
Jun 20	$7,555	$14,036	$7,713	$16,850
Jul 20	$7,850	$14,779	$8,040	$17,801
Aug 20	$8,052	$15,683	$8,268	$19,080
Sep 20	$7,235	$15,178	$7,405	$18,355
Oct 20	$7,652	$14,809	$7,946	$17,867
Nov 20	$8,879	$16,634	$9,135	$19,823
Dec 20	$9,435	$17,406	$9,693	$20,585
Jan 21	$9,141	$17,327	$9,435	$20,377
Feb 21	$9,272	$17,729	$9,575	$20,939
Mar 21	$8,809	$18,202	$9,061	$21,856
Apr 21	$8,836	$18,998	$9,126	$23,022
May 21	$8,541	$19,294	$8,973	$23,183
Jun 21	$8,329	$19,548	$8,575	$23,724
Jul 21	$8,174	$19,682	$8,429	$24,288
Aug 21	$8,630	$20,175	$8,856	$25,026
Sep 21	$8,726	$19,342	$8,998	$23,863
Oct 21	$9,420	$20,329	$9,660	$25,534
Nov 21	$9,154	$19,839	$9,408	$25,357
Dec 21	$9,280	$20,633	$9,532	$26,494
Jan 22	$9,228	$19,620	$9,428	$25,123
Feb 22	$9,561	$19,113	$9,767	$24,371
Mar 22	$9,872	$19,527	$10,160	$25,276
Apr 22	$10,313	$17,964	$10,624	$23,071
May 22	$10,017	$17,985	$10,299	$23,114
Jun 22	$9,185	$16,469	$9,421	$21,206
Jul 22	$9,277	$17,619	$9,514	$23,161
Aug 22	$9,568	$16,970	$9,853	$22,217
Sep 22	$9,050	$15,346	$9,359	$20,170
Oct 22	$8,947	$16,272	$9,205	$21,804
Nov 22	$8,920	$17,534	$9,140	$23,022
Dec 22	$8,363	$16,844	$8,622	$21,696
Jan 23	$8,778	$18,051	$9,019	$23,059
Feb 23	$8,487	$17,534	$8,839	$22,496
Mar 23	$8,615	$18,075	$8,870	$23,322
Apr 23	$8,992	$18,334	$9,257	$23,686
May 23	$8,626	$18,138	$8,886	$23,789
Jun 23	$8,731	$19,191	$8,959	$25,361
Jul 23	$8,890	$19,894	$9,153	$26,176
Aug 23	$8,768	$19,338	$9,041	$25,759
Sep 23	$8,546	$18,538	$8,827	$24,531
Oct 23	$7,772	$17,981	$8,014	$24,015
Nov 23	$8,265	$19,640	$8,523	$26,208
Dec 23	$8,523	$20,584	$8,804	$27,399
Jan 24	$8,047	$20,704	$8,311	$27,859
Feb 24	$8,160	$21,593	$8,413	$29,347
Mar 24	$8,144	$22,271	$8,408	$30,291
Apr 24	$8,047	$21,536	$8,330	$29,054
May 24	$7,908	$22,411	$8,141	$30,494
Jun 24	$7,955	$22,910	$8,216	$31,589
Jul 24	$8,198	$23,279	$8,450	$31,973
Aug 24	$9,009	$23,870	$9,298	$32,749
Sep 24	$9,014	$24,425	$9,330	$33,448
Oct 24	$8,627	$23,877	$8,947	$33,145
Nov 24	$8,028	$24,770	$8,305	$35,090
Dec 24	$7,823	$24,183	$8,123	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Indonesia Index ETF	(8.21)%	(5.31)%	(2.43)%
MVIS® Indonesia Index (MVIDXTR)	(7.74)%	(5.10)%	(2.06)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$30,092,306
  Number of Portfolio Holdings57
  Portfolio Turnover Rate23%
  Advisory Fees Paid$79,669

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
26.8%
Materials
22.1%
Consumer Staples
11.2%
Energy
9.2%
Utilities
8.0%
Communication Services
7.9%
Industrials
7.1%
Consumer Discretionary
4.3%
Health Care
2.2%
Real Estate
1.2%
Liabilities in excess of other assets
0.0%*
0
5
10
15
20
25
30

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Real Estate		1.2%
Health Care		2.2%
Consumer Discretionary		4.3%
Industrials		7.1%
Communication Services		7.9%
Utilities		8.0%
Energy		9.2%
Consumer Staples		11.2%
Materials		22.1%
Financials		26.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Bank Central Asia Tbk PT	7.9%
Bank Rakyat Indonesia Persero Tbk PT	7.9%
Barito Renewables Energy Tbk PT	7.1%
Bank Mandiri Persero Tbk PT	6.7%
Amman Mineral Internasional PT	6.3%
Telkom Indonesia Persero Tbk PT	5.5%
Astra International Tbk PT	5.0%
Chandra Asri Pacific Tbk PT	4.5%
GoTo Gojek Tokopedia Tbk PT	3.7%
Bank Negara Indonesia Persero Tbk PT	3.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck International High Yield Bond ETF

Ticker: IHY

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck International High Yield Bond ETF (the "Fund") for the period May 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck International High Yield Bond ETF	$28Footnote Reference(a)	0.41%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 5.23% on a total return basis.

  The Fund had a positive return, benefitting from spread tightening and high yields, despite the strength of the U.S. dollar over the period.

  Issuers in the Energy, Telecom and Basic Industry sectors contributed the most to performance. There were no sectors with negative returns during the period.

  In terms of country of risk, the United Kingdom, Canadian and French issuers had the highest contribution to performance while Luxembourg, Ghana and Swiss issuers detracted.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

IHY
HXUS
GBMI
US00
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$14,406 - HXUS
$13,637 - IHY
$11,456 - US00
$9,962 - GBMI

	IHY	GBMI	HXUS	US00
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,779	$9,997	$9,708	$10,221
Feb 15	$10,023	$9,912	$9,958	$10,116
Mar 15	$9,848	$9,830	$9,791	$10,167
Apr 15	$10,230	$9,915	$10,181	$10,128
May 15	$10,205	$9,751	$10,157	$10,103
Jun 15	$10,139	$9,706	$10,095	$9,994
Jul 15	$10,096	$9,742	$10,071	$10,066
Aug 15	$9,951	$9,763	$9,944	$10,051
Sep 15	$9,712	$9,819	$9,686	$10,119
Oct 15	$10,022	$9,828	$10,008	$10,122
Nov 15	$9,841	$9,676	$9,846	$10,094
Dec 15	$9,643	$9,725	$9,688	$10,060
Jan 16	$9,536	$9,823	$9,524	$10,205
Feb 16	$9,561	$10,039	$9,556	$10,280
Mar 16	$10,143	$10,278	$10,152	$10,370
Apr 16	$10,464	$10,409	$10,476	$10,408
May 16	$10,382	$10,294	$10,406	$10,413
Jun 16	$10,416	$10,585	$10,442	$10,606
Jul 16	$10,667	$10,662	$10,712	$10,675
Aug 16	$10,827	$10,611	$10,886	$10,660
Sep 16	$10,893	$10,660	$10,955	$10,651
Oct 16	$10,818	$10,375	$10,886	$10,565
Nov 16	$10,629	$9,979	$10,690	$10,312
Dec 16	$10,733	$9,936	$10,849	$10,324
Jan 17	$11,021	$10,035	$11,114	$10,348
Feb 17	$11,083	$10,080	$11,198	$10,418
Mar 17	$11,099	$10,089	$11,225	$10,414
Apr 17	$11,306	$10,205	$11,457	$10,492
May 17	$11,459	$10,354	$11,632	$10,575
Jun 17	$11,492	$10,344	$11,691	$10,566
Jul 17	$11,728	$10,509	$11,944	$10,610
Aug 17	$11,811	$10,617	$12,034	$10,709
Sep 17	$11,892	$10,522	$12,132	$10,653
Oct 17	$11,914	$10,486	$12,169	$10,661
Nov 17	$11,966	$10,592	$12,212	$10,647
Dec 17	$11,980	$10,626	$12,260	$10,697
Jan 18	$12,258	$10,735	$12,511	$10,573
Feb 18	$12,037	$10,642	$12,299	$10,474
Mar 18	$12,037	$10,754	$12,300	$10,541
Apr 18	$11,974	$10,589	$12,232	$10,465
May 18	$11,698	$10,520	$11,935	$10,538
Jun 18	$11,629	$10,481	$11,860	$10,527
Jul 18	$11,821	$10,459	$12,059	$10,528
Aug 18	$11,670	$10,473	$11,914	$10,597
Sep 18	$11,796	$10,377	$12,042	$10,529
Oct 18	$11,586	$10,272	$11,816	$10,446
Nov 18	$11,451	$10,300	$11,675	$10,507
Dec 18	$11,427	$10,510	$11,698	$10,702
Jan 19	$11,868	$10,663	$12,106	$10,811
Feb 19	$12,020	$10,605	$12,285	$10,810
Mar 19	$12,096	$10,747	$12,361	$11,022
Apr 19	$12,222	$10,719	$12,501	$11,024
May 19	$12,078	$10,878	$12,360	$11,223
Jun 19	$12,456	$11,108	$12,763	$11,369
Jul 19	$12,460	$11,076	$12,775	$11,399
Aug 19	$12,362	$11,332	$12,668	$11,709
Sep 19	$12,416	$11,205	$12,727	$11,639
Oct 19	$12,633	$11,273	$12,949	$11,670
Nov 19	$12,681	$11,184	$13,004	$11,664
Dec 19	$12,884	$11,231	$13,278	$11,652
Jan 20	$12,972	$11,392	$13,334	$11,888
Feb 20	$12,754	$11,487	$13,120	$12,105
Mar 20	$11,023	$11,262	$11,236	$12,019
Apr 20	$11,651	$11,469	$11,849	$12,229
May 20	$12,162	$11,523	$12,389	$12,291
Jun 20	$12,477	$11,622	$12,759	$12,374
Jul 20	$13,041	$11,994	$13,354	$12,565
Aug 20	$13,278	$11,954	$13,619	$12,461
Sep 20	$13,026	$11,916	$13,393	$12,459
Oct 20	$13,054	$11,898	$13,421	$12,398
Nov 20	$13,693	$12,094	$14,126	$12,519
Dec 20	$13,990	$12,235	$14,510	$12,533
Jan 21	$14,006	$12,109	$14,482	$12,435
Feb 21	$14,063	$11,871	$14,557	$12,213
Mar 21	$13,889	$11,652	$14,373	$12,084
Apr 21	$14,133	$11,791	$14,640	$12,188
May 21	$14,280	$11,881	$14,828	$12,225
Jun 21	$14,171	$11,805	$14,704	$12,328
Jul 21	$14,103	$11,963	$14,626	$12,461
Aug 21	$14,176	$11,908	$14,716	$12,444
Sep 21	$13,909	$11,688	$14,448	$12,325
Oct 21	$13,725	$11,659	$14,253	$12,327
Nov 21	$13,420	$11,628	$13,920	$12,376
Dec 21	$13,600	$11,594	$14,106	$12,335
Jan 22	$13,232	$11,333	$13,730	$12,077
Feb 22	$12,771	$11,188	$13,248	$11,924
Mar 22	$12,629	$10,831	$12,993	$11,590
Apr 22	$12,002	$10,241	$12,346	$11,164
May 22	$11,969	$10,263	$12,288	$11,212
Jun 22	$11,067	$9,947	$11,338	$11,062
Jul 22	$11,372	$10,172	$11,621	$11,317
Aug 22	$11,199	$9,755	$11,469	$11,010
Sep 22	$10,558	$9,240	$10,808	$10,525
Oct 22	$10,678	$9,180	$10,909	$10,381
Nov 22	$11,377	$9,616	$11,679	$10,757
Dec 22	$11,626	$9,638	$11,943	$10,712
Jan 23	$12,135	$9,937	$12,503	$11,034
Feb 23	$11,860	$9,617	$12,236	$10,757
Mar 23	$11,975	$9,925	$12,359	$11,030
Apr 23	$12,097	$9,979	$12,499	$11,100
May 23	$11,877	$9,784	$12,288	$10,980
Jun 23	$12,127	$9,789	$12,554	$10,940
Jul 23	$12,332	$9,828	$12,771	$10,931
Aug 23	$12,228	$9,706	$12,677	$10,862
Sep 23	$12,087	$9,405	$12,530	$10,592
Oct 23	$11,963	$9,282	$12,408	$10,428
Nov 23	$12,573	$9,752	$13,047	$10,886
Dec 23	$13,044	$10,174	$13,537	$11,290
Jan 24	$13,037	$10,042	$13,563	$11,276
Feb 24	$13,064	$9,892	$13,623	$11,122
Mar 24	$13,115	$9,954	$13,709	$11,215
Apr 24	$12,959	$9,684	$13,578	$10,945
May 24	$13,211	$9,818	$13,864	$11,130
Jun 24	$13,234	$9,836	$13,902	$11,237
Jul 24	$13,489	$10,121	$14,171	$11,497
Aug 24	$13,812	$10,351	$14,519	$11,660
Sep 24	$14,037	$10,523	$14,784	$11,817
Oct 24	$13,838	$10,160	$14,597	$11,528
Nov 24	$13,743	$10,210	$14,516	$11,644
Dec 24	$13,637	$9,962	$14,406	$11,456

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck International High Yield Bond ETF	4.54%	1.14%	3.15%
ICE BofA ML Global ex-US Issuers High Yield Constrained Index (HXUS)	6.42%	1.65%	3.72%
ICE BofA Global Broad Market Index (GBMI)	(2.08)%	(2.37)%	(0.04)%
ICE BofA US Broad Market Index (US00)	1.47%	(0.34)%	1.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$22,617,739
  Number of Portfolio Holdings365
  Portfolio Turnover Rate19%
  Advisory Fees Paid$69,979

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
28.5%
Industrials
13.6%
Technology
11.3%
Energy
10.9%
Basic Materials
8.9%
Consumer Cyclicals
8.1%
Utilities
6.8%
Healthcare
4.2%
Consumer Non-Cyclicals
2.9%
Real Estate
1.9%
Other Investments
0.8%
Other assets less liabilities
2.1%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		2.1%
Other Investments		0.8%
Real Estate		1.9%
Consumer Non-Cyclicals		2.9%
Healthcare		4.2%
Utilities		6.8%
Consumer Cyclicals		8.1%
Basic Materials		8.9%
Energy		10.9%
Technology		11.3%
Industrials		13.6%
Financials		28.5%

Top Ten Holdings (% of Total Net Assets)

UniCredit SpA, 2.73%, 1/15/2032	0.9%
SoftBank Group Corp., 5.12%, 9/19/2027	0.9%
Electricite de France SA, 3.38% (Perpetual)	0.9%
CFAMC III Co. Ltd., 4.25%, 11/7/2027	0.9%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 7/15/2028	0.8%
Vodafone Group Plc, 8.00%, 8/30/2086	0.6%
Jerrold Finco Plc, 5.25%, 1/15/2027	0.6%
Mobico Group Plc, 4.25% (Perpetual)	0.5%
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 9/15/2029	0.5%
Bellis Finco Plc, 4.00%, 2/16/2027	0.5%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

During the period, the Fund's fiscal year-end changed from April 30 to December 31.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Israel ETF

Ticker: ISRA

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Israel ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Israel ETF	$67	0.59%

How did the Fund perform last year?

  The Fund posted a positive return over the period, as the Israeli economy continued to rebound from the effects of the Israel-Hamas war. Israel’s economy benefited from participating in global economic growth trends, particularly cybersecurity and AI.

  The financials sector contributed the most to the Fund’s performance, followed by health care and information technology.

  The leading individual contributors to performance were Teva Pharmaceutical Industries Ltd. Sponsored ADR, CyberArk Software Ltd. and Bank Leumi Le-Israel BM.

  The communication services sector detracted the most from the Fund’s performance during the period, followed by materials and utilities.

  The leading individual detractors to performance were SolarEdge Technologies, Inc., NICE Ltd. Sponsored ADR and Perion Network Ltd.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

ISRA
BLSNTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$17,241 - BLSNTR
$16,607 - ISRA

	ISRA	NDUEACWF	BLSNTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,756	$9,844	$9,759	$9,700
Feb 15	$10,250	$10,392	$10,246	$10,257
Mar 15	$10,572	$10,231	$10,590	$10,095
Apr 15	$10,849	$10,528	$10,876	$10,192
May 15	$11,052	$10,514	$11,076	$10,323
Jun 15	$10,940	$10,266	$10,953	$10,123
Jul 15	$11,390	$10,355	$11,432	$10,335
Aug 15	$10,511	$9,646	$10,540	$9,712
Sep 15	$9,740	$9,296	$9,765	$9,471
Oct 15	$10,169	$10,026	$10,234	$10,270
Nov 15	$10,145	$9,943	$10,134	$10,301
Dec 15	$9,869	$9,764	$9,900	$10,138
Jan 16	$9,215	$9,175	$9,188	$9,635
Feb 16	$9,112	$9,112	$9,151	$9,622
Mar 16	$9,574	$9,787	$9,603	$10,275
Apr 16	$9,345	$9,931	$9,396	$10,315
May 16	$9,307	$9,944	$9,340	$10,500
Jun 16	$9,136	$9,884	$9,137	$10,527
Jul 16	$9,561	$10,310	$9,594	$10,915
Aug 16	$9,674	$10,344	$9,709	$10,931
Sep 16	$9,571	$10,408	$9,641	$10,933
Oct 16	$9,184	$10,231	$9,228	$10,733
Nov 16	$9,352	$10,309	$9,398	$11,131
Dec 16	$9,345	$10,531	$9,393	$11,351
Jan 17	$9,592	$10,819	$9,631	$11,566
Feb 17	$9,951	$11,123	$10,009	$12,025
Mar 17	$10,104	$11,259	$10,165	$12,039
Apr 17	$10,320	$11,434	$10,384	$12,163
May 17	$10,574	$11,687	$10,635	$12,334
Jun 17	$10,713	$11,740	$10,798	$12,411
Jul 17	$10,665	$12,068	$10,744	$12,666
Aug 17	$9,968	$12,114	$10,053	$12,705
Sep 17	$10,376	$12,348	$10,424	$12,967
Oct 17	$10,362	$12,605	$10,429	$13,270
Nov 17	$10,449	$12,849	$10,526	$13,677
Dec 17	$10,743	$13,056	$10,828	$13,829
Jan 18	$11,210	$13,793	$11,334	$14,621
Feb 18	$10,768	$13,213	$10,915	$14,082
Mar 18	$10,548	$12,931	$10,621	$13,724
Apr 18	$10,559	$13,054	$10,674	$13,777
May 18	$11,107	$13,070	$11,227	$14,108
Jun 18	$11,051	$13,000	$11,130	$14,195
Jul 18	$11,422	$13,392	$11,536	$14,724
Aug 18	$11,967	$13,497	$12,121	$15,203
Sep 18	$11,737	$13,555	$11,859	$15,290
Oct 18	$10,955	$12,540	$11,088	$14,245
Nov 18	$11,266	$12,723	$11,402	$14,535
Dec 18	$9,998	$11,827	$10,139	$13,223
Jan 19	$11,078	$12,761	$11,220	$14,282
Feb 19	$11,284	$13,102	$11,447	$14,741
Mar 19	$11,245	$13,267	$11,431	$15,027
Apr 19	$11,587	$13,715	$11,765	$15,636
May 19	$11,014	$12,901	$11,266	$14,642
Jun 19	$11,548	$13,746	$11,771	$15,674
Jul 19	$11,961	$13,786	$12,188	$15,899
Aug 19	$11,682	$13,459	$11,888	$15,647
Sep 19	$11,707	$13,742	$11,914	$15,940
Oct 19	$12,033	$14,119	$12,244	$16,286
Nov 19	$12,667	$14,463	$12,901	$16,877
Dec 19	$12,661	$14,973	$12,903	$17,386
Jan 20	$12,928	$14,807	$13,196	$17,379
Feb 20	$12,136	$13,611	$12,458	$15,949
Mar 20	$10,124	$11,774	$10,387	$13,979
Apr 20	$11,366	$13,035	$11,626	$15,771
May 20	$12,200	$13,602	$12,293	$16,522
Jun 20	$11,890	$14,036	$12,071	$16,850
Jul 20	$12,849	$14,779	$13,030	$17,801
Aug 20	$13,515	$15,683	$13,769	$19,080
Sep 20	$12,911	$15,178	$13,179	$18,355
Oct 20	$13,139	$14,809	$13,444	$17,867
Nov 20	$14,683	$16,634	$14,994	$19,823
Dec 20	$16,223	$17,406	$16,537	$20,585
Jan 21	$16,512	$17,327	$16,882	$20,377
Feb 21	$16,437	$17,729	$16,838	$20,939
Mar 21	$16,005	$18,202	$16,335	$21,856
Apr 21	$16,962	$18,998	$17,348	$23,022
May 21	$16,911	$19,294	$17,261	$23,183
Jun 21	$17,282	$19,548	$17,654	$23,724
Jul 21	$17,152	$19,682	$17,549	$24,288
Aug 21	$17,484	$20,175	$17,878	$25,026
Sep 21	$17,110	$19,342	$17,536	$23,863
Oct 21	$18,243	$20,329	$18,667	$25,534
Nov 21	$17,402	$19,839	$17,854	$25,357
Dec 21	$17,878	$20,633	$18,337	$26,494
Jan 22	$16,495	$19,620	$16,871	$25,123
Feb 22	$16,927	$19,113	$17,344	$24,371
Mar 22	$17,024	$19,527	$17,491	$25,276
Apr 22	$15,559	$17,964	$16,012	$23,071
May 22	$14,885	$17,985	$15,266	$23,114
Jun 22	$13,701	$16,469	$14,028	$21,206
Jul 22	$15,018	$17,619	$15,402	$23,161
Aug 22	$15,181	$16,970	$15,607	$22,217
Sep 22	$13,290	$15,346	$13,669	$20,170
Oct 22	$14,029	$16,272	$14,417	$21,804
Nov 22	$14,151	$17,534	$14,455	$23,022
Dec 22	$13,268	$16,844	$13,642	$21,696
Jan 23	$14,109	$18,051	$14,475	$23,059
Feb 23	$13,320	$17,534	$13,700	$22,496
Mar 23	$13,356	$18,075	$13,717	$23,322
Apr 23	$13,008	$18,334	$13,396	$23,686
May 23	$12,962	$18,138	$13,337	$23,789
Jun 23	$13,102	$19,191	$13,465	$25,361
Jul 23	$13,757	$19,894	$14,169	$26,176
Aug 23	$12,843	$19,338	$13,237	$25,759
Sep 23	$12,462	$18,538	$12,830	$24,531
Oct 23	$10,638	$17,981	$10,964	$24,015
Nov 23	$12,251	$19,640	$12,635	$26,208
Dec 23	$13,239	$20,584	$13,725	$27,399
Jan 24	$13,191	$20,704	$13,647	$27,859
Feb 24	$14,155	$21,593	$14,623	$29,347
Mar 24	$14,189	$22,271	$14,719	$30,291
Apr 24	$13,179	$21,536	$13,647	$29,054
May 24	$13,588	$22,411	$14,043	$30,494
Jun 24	$13,573	$22,910	$14,066	$31,589
Jul 24	$13,992	$23,279	$14,491	$31,973
Aug 24	$14,744	$23,870	$15,248	$32,749
Sep 24	$14,808	$24,425	$15,335	$33,448
Oct 24	$14,952	$23,877	$15,517	$33,145
Nov 24	$16,184	$24,770	$16,767	$35,090
Dec 24	$16,607	$24,183	$17,241	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Israel ETF	25.44%	5.58%	5.20%
BlueStar® Israel Global Index (BLSNTR)	25.62%	5.97%	5.60%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$87,781,893
  Number of Portfolio Holdings83
  Portfolio Turnover Rate10%
  Advisory Fees Paid$273,353

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
41.7%
Financials
24.5%
Health Care
12.5%
Industrials
6.1%
Real Estate
3.9%
Consumer Discretionary
3.1%
Utilities
2.4%
Materials
1.6%
Communication Services
1.5%
Energy
1.5%
Consumer Staples
1.1%
Other assets less liabilities
0.1%
0
10
20
30
40
50

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Staples		1.1%
Energy		1.5%
Communication Services		1.5%
Materials		1.6%
Utilities		2.4%
Consumer Discretionary		3.1%
Real Estate		3.9%
Industrials		6.1%
Health Care		12.5%
Financials		24.5%
Information Technology		41.7%

Top Ten Holdings (% of Total Net Assets)

Teva Pharmaceutical Industries Ltd.	10.9%
Check Point Software Technologies Ltd.	6.9%
CyberArk Software Ltd.	6.8%
Bank Leumi Le-Israel BM	5.9%
Bank Hapoalim BM	5.6%
Nice Ltd.	4.3%
Wix.com Ltd.	4.1%
Monday.com Ltd.	3.6%
Amdocs Ltd.	3.4%
Mizrahi Tefahot Bank Ltd.	2.9%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck J.P. Morgan EM Local Currency Bond ETF

Ticker: EMLC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck J.P. Morgan EM Local Currency Bond ETF (the "Fund") for the period May 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck J.P. Morgan EM Local Currency Bond ETF	$20Footnote Reference(a)	0.30%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 1.43% on a total return basis.

  The Fund had a positive return during the period, reflecting relatively high yields and strong fundamentals in emerging markets despite strength in the U.S. dollar.

  Bonds denominated in South African Rand, Thai Baht and Malaysian Ringgit were the largest contributors to performance, while bonds denominated in Brazilian Real, Mexican Peso and Colombian Peso detracted the most.

  Currency depreciation weighed on returns during the period, however this was offset by local interest rates.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

EMLC
GBIEMCOR
GBMP
US00
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$11,456 - US00
$10,118 - GBIEMCOR
$10,022 - GBMP
$9,739 - EMLC

	EMLC	GBMP	GBIEMCOR	US00
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,070	$10,001	$10,029	$10,221
Feb 15	$9,929	$9,915	$9,899	$10,116
Mar 15	$9,655	$9,827	$9,625	$10,167
Apr 15	$9,935	$9,919	$9,907	$10,128
May 15	$9,686	$9,751	$9,664	$10,103
Jun 15	$9,564	$9,705	$9,547	$9,994
Jul 15	$9,315	$9,730	$9,310	$10,066
Aug 15	$8,846	$9,737	$8,832	$10,051
Sep 15	$8,590	$9,785	$8,597	$10,119
Oct 15	$8,953	$9,805	$8,961	$10,122
Nov 15	$8,766	$9,654	$8,766	$10,094
Dec 15	$8,536	$9,698	$8,573	$10,060
Jan 16	$8,579	$9,791	$8,589	$10,205
Feb 16	$8,693	$10,002	$8,716	$10,280
Mar 16	$9,452	$10,259	$9,498	$10,370
Apr 16	$9,689	$10,390	$9,745	$10,408
May 16	$9,186	$10,262	$9,235	$10,413
Jun 16	$9,699	$10,560	$9,765	$10,606
Jul 16	$9,762	$10,640	$9,838	$10,675
Aug 16	$9,760	$10,592	$9,835	$10,660
Sep 16	$9,926	$10,644	$10,014	$10,651
Oct 16	$9,854	$10,362	$9,946	$10,565
Nov 16	$9,171	$9,957	$9,254	$10,312
Dec 16	$9,284	$9,916	$9,426	$10,324
Jan 17	$9,550	$10,024	$9,653	$10,348
Feb 17	$9,721	$10,075	$9,819	$10,418
Mar 17	$9,901	$10,088	$10,029	$10,414
Apr 17	$10,019	$10,200	$10,146	$10,492
May 17	$10,199	$10,350	$10,336	$10,575
Jun 17	$10,247	$10,342	$10,391	$10,566
Jul 17	$10,446	$10,511	$10,591	$10,610
Aug 17	$10,608	$10,616	$10,763	$10,709
Sep 17	$10,577	$10,523	$10,733	$10,653
Oct 17	$10,285	$10,482	$10,438	$10,661
Nov 17	$10,447	$10,591	$10,621	$10,647
Dec 17	$10,584	$10,630	$10,808	$10,697
Jan 18	$11,062	$10,747	$11,254	$10,573
Feb 18	$10,937	$10,652	$11,127	$10,474
Mar 18	$11,025	$10,765	$11,240	$10,541
Apr 18	$10,726	$10,599	$10,925	$10,465
May 18	$10,143	$10,517	$10,335	$10,538
Jun 18	$9,809	$10,471	$10,017	$10,527
Jul 18	$10,044	$10,454	$10,240	$10,528
Aug 18	$9,407	$10,458	$9,590	$10,597
Sep 18	$9,598	$10,371	$9,803	$10,529
Oct 18	$9,488	$10,264	$9,689	$10,446
Nov 18	$9,706	$10,300	$9,934	$10,507
Dec 18	$9,771	$10,508	$10,062	$10,702
Jan 19	$10,331	$10,669	$10,599	$10,811
Feb 19	$10,245	$10,609	$10,488	$10,810
Mar 19	$10,078	$10,744	$10,333	$11,022
Apr 19	$10,078	$10,714	$10,304	$11,024
May 19	$10,042	$10,865	$10,289	$11,223
Jun 19	$10,617	$11,105	$10,879	$11,369
Jul 19	$10,714	$11,079	$10,991	$11,399
Aug 19	$10,245	$11,318	$10,526	$11,709
Sep 19	$10,346	$11,199	$10,611	$11,639
Oct 19	$10,584	$11,273	$10,868	$11,670
Nov 19	$10,392	$11,183	$10,659	$11,664
Dec 19	$10,738	$11,241	$11,082	$11,652
Jan 20	$10,671	$11,391	$10,962	$11,888
Feb 20	$10,324	$11,475	$10,608	$12,105
Mar 20	$9,187	$11,226	$9,429	$12,019
Apr 20	$9,494	$11,436	$9,779	$12,229
May 20	$9,951	$11,499	$10,262	$12,291
Jun 20	$10,033	$11,602	$10,333	$12,374
Jul 20	$10,347	$11,971	$10,673	$12,565
Aug 20	$10,319	$11,932	$10,642	$12,461
Sep 20	$10,131	$11,893	$10,451	$12,459
Oct 20	$10,166	$11,881	$10,496	$12,398
Nov 20	$10,721	$12,086	$11,073	$12,519
Dec 20	$11,057	$12,236	$11,465	$12,533
Jan 21	$10,969	$12,106	$11,345	$12,435
Feb 21	$10,701	$11,865	$11,052	$12,213
Mar 21	$10,352	$11,642	$10,713	$12,084
Apr 21	$10,578	$11,786	$10,947	$12,188
May 21	$10,808	$11,879	$11,214	$12,225
Jun 21	$10,713	$11,801	$11,090	$12,328
Jul 21	$10,651	$11,951	$11,038	$12,461
Aug 21	$10,739	$11,901	$11,124	$12,444
Sep 21	$10,368	$11,672	$10,750	$12,325
Oct 21	$10,229	$11,640	$10,599	$12,327
Nov 21	$9,916	$11,604	$10,282	$12,376
Dec 21	$10,026	$11,576	$10,407	$12,335
Jan 22	$10,058	$11,322	$10,435	$12,077
Feb 22	$9,748	$11,181	$10,032	$11,924
Mar 22	$9,561	$10,835	$9,879	$11,590
Apr 22	$9,041	$10,245	$9,337	$11,164
May 22	$9,151	$10,272	$9,460	$11,212
Jun 22	$8,750	$9,946	$9,058	$11,062
Jul 22	$8,738	$10,169	$9,060	$11,317
Aug 22	$8,769	$9,763	$9,089	$11,010
Sep 22	$8,358	$9,242	$8,668	$10,525
Oct 22	$8,279	$9,176	$8,584	$10,381
Nov 22	$8,822	$9,607	$9,153	$10,757
Dec 22	$9,008	$9,648	$9,347	$10,712
Jan 23	$9,343	$9,955	$9,688	$11,034
Feb 23	$9,104	$9,632	$9,438	$10,757
Mar 23	$9,440	$9,936	$9,798	$11,030
Apr 23	$9,504	$9,986	$9,872	$11,100
May 23	$9,412	$9,797	$9,790	$10,980
Jun 23	$9,679	$9,798	$10,062	$10,940
Jul 23	$9,905	$9,854	$10,289	$10,931
Aug 23	$9,658	$9,726	$10,039	$10,862
Sep 23	$9,331	$9,436	$9,695	$10,592
Oct 23	$9,261	$9,317	$9,628	$10,428
Nov 23	$9,736	$9,784	$10,129	$10,886
Dec 23	$10,079	$10,191	$10,367	$11,290
Jan 24	$9,931	$10,062	$10,173	$11,276
Feb 24	$9,875	$9,929	$10,140	$11,122
Mar 24	$9,784	$9,984	$10,135	$11,215
Apr 24	$9,602	$9,726	$9,940	$10,945
May 24	$9,762	$9,858	$10,112	$11,130
Jun 24	$9,642	$9,877	$9,989	$11,237
Jul 24	$9,854	$10,153	$10,216	$11,497
Aug 24	$10,148	$10,388	$10,520	$11,660
Sep 24	$10,454	$10,563	$10,845	$11,817
Oct 24	$9,979	$10,208	$10,354	$11,528
Nov 24	$9,917	$10,252	$10,301	$11,644
Dec 24	$9,739	$10,022	$10,118	$11,456

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck J.P. Morgan EM Local Currency Bond ETF	(3.37)%	(1.93)%	(0.26)%
JPMorgan GBI-EMG Core Index (GBIEMCOR)	(2.40)%	(1.80)%	0.12%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%
ICE BofA US Broad Market Index (US00)	1.47%	(0.34)%	1.37%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$2,590,553,260
  Number of Portfolio Holdings436
  Portfolio Turnover Rate25%
  Advisory Fees Paid$4,841,441

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
91.6%
Financials
6.8%
Other Investments
0.2%
Other assets less liabilities
1.4%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		1.4%
Other Investments		0.2%
Financials		6.8%
Government		91.6%

Top Ten Holdings (% of Total Net Assets)

Brazil Letras do Tesouro Nacional, 0.00%, 7/1/2026	1.0%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/2026	1.0%
Turkiye Government Bond, 26.20%, 10/5/2033	0.8%
Republic of South Africa Government Bond, 8.75%, 2/28/2048	0.8%
Republic of South Africa Government Bond, 8.00%, 1/31/2030	0.8%
Republic of South Africa Government Bond, 8.88%, 2/28/2035	0.8%
Republic of South Africa Government Bond, 8.25%, 3/31/2032	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2029	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	0.7%
Turkiye Government Bond, 31.08%, 11/8/2028	0.7%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

During the period, the Fund's fiscal year-end changed from April 30 to December 31.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Junior Gold Miners ETF

Ticker: GDXJ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Junior Gold Miners ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Junior Gold Miners ETF	$55	0.51%

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty and elevated geopolitical risks. Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  The Fund’s exposure to Canada was by far the largest positive contributor to performance for the period, followed by South Africa.

  The leading individual contributors to performance were Kinross Gold Corp., Alamos Gold and Harmony Gold Mining.

  The Fund’s exposure in Mexico, Peru and the United Kingdom were the leading detractors from performance for the period.

  The leading individual detractors from performance were B2Gold, SSR Mining and Compania de Minas Buenaventura.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

GDXJ
MVGDXJTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$34,254 - SPTR
$24,183 - NDUEACWF
$21,129 - MVGDXJTR
$20,411 - GDXJ
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	GDXJ	NDUEACWF	MVGDXJTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$11,498	$9,844	$11,467	$9,700
Feb 15	$11,077	$10,392	$11,096	$10,257
Mar 15	$9,547	$10,231	$9,608	$10,095
Apr 15	$10,458	$10,528	$10,482	$10,192
May 15	$10,707	$10,514	$10,763	$10,323
Jun 15	$10,021	$10,266	$10,055	$10,123
Jul 15	$8,041	$10,355	$8,071	$10,335
Aug 15	$8,415	$9,646	$8,447	$9,712
Sep 15	$8,145	$9,296	$8,185	$9,471
Oct 15	$8,548	$10,026	$8,603	$10,270
Nov 15	$7,858	$9,943	$7,865	$10,301
Dec 15	$8,052	$9,764	$8,085	$10,138
Jan 16	$7,989	$9,175	$8,021	$9,635
Feb 16	$10,783	$9,112	$10,829	$9,622
Mar 16	$11,692	$9,787	$11,758	$10,275
Apr 16	$16,011	$9,931	$16,084	$10,315
May 16	$14,172	$9,944	$14,234	$10,500
Jun 16	$17,854	$9,884	$17,946	$10,527
Jul 16	$20,887	$10,310	$20,962	$10,915
Aug 16	$17,540	$10,344	$17,630	$10,931
Sep 16	$18,508	$10,408	$18,654	$10,933
Oct 16	$17,029	$10,231	$17,015	$10,733
Nov 16	$14,340	$10,309	$14,442	$11,131
Dec 16	$13,990	$10,531	$14,156	$11,351
Jan 17	$16,579	$10,819	$16,689	$11,566
Feb 17	$16,270	$11,123	$16,327	$12,025
Mar 17	$15,900	$11,259	$15,987	$12,039
Apr 17	$14,338	$11,434	$14,258	$12,163
May 17	$13,919	$11,687	$13,872	$12,334
Jun 17	$14,744	$11,740	$14,646	$12,411
Jul 17	$14,779	$12,068	$14,679	$12,666
Aug 17	$15,829	$12,114	$15,715	$12,705
Sep 17	$14,815	$12,348	$14,737	$12,967
Oct 17	$14,100	$12,605	$14,037	$13,270
Nov 17	$13,959	$12,849	$13,903	$13,677
Dec 17	$15,093	$13,056	$15,032	$13,829
Jan 18	$14,850	$13,793	$14,785	$14,621
Feb 18	$13,822	$13,213	$13,789	$14,082
Mar 18	$14,153	$12,931	$14,093	$13,724
Apr 18	$14,361	$13,054	$14,345	$13,777
May 18	$14,427	$13,070	$14,396	$14,108
Jun 18	$14,409	$13,000	$14,364	$14,195
Jul 18	$13,986	$13,392	$13,965	$14,724
Aug 18	$12,292	$13,497	$12,221	$15,203
Sep 18	$12,071	$13,555	$12,059	$15,290
Oct 18	$12,084	$12,540	$12,066	$14,245
Nov 18	$11,802	$12,723	$11,792	$14,535
Dec 18	$13,345	$11,827	$13,341	$13,223
Jan 19	$14,608	$12,761	$14,612	$14,282
Feb 19	$14,404	$13,102	$14,432	$14,741
Mar 19	$14,076	$13,267	$14,101	$15,027
Apr 19	$13,013	$13,715	$13,025	$15,636
May 19	$13,053	$12,901	$13,052	$14,642
Jun 19	$15,535	$13,746	$15,566	$15,674
Jul 19	$16,832	$13,786	$16,931	$15,899
Aug 19	$18,297	$13,459	$18,337	$15,647
Sep 19	$16,217	$13,742	$16,281	$15,940
Oct 19	$17,316	$14,119	$17,374	$16,286
Nov 19	$16,825	$14,463	$16,889	$16,877
Dec 19	$18,858	$14,973	$18,968	$17,386
Jan 20	$18,508	$14,807	$18,515	$17,379
Feb 20	$16,485	$13,611	$16,588	$15,949
Mar 20	$12,785	$11,774	$12,872	$13,979
Apr 20	$18,131	$13,035	$18,342	$15,771
May 20	$20,441	$13,602	$20,647	$16,522
Jun 20	$22,027	$14,036	$22,092	$16,850
Jul 20	$27,013	$14,779	$27,105	$17,801
Aug 20	$26,725	$15,683	$26,951	$19,080
Sep 20	$24,771	$15,178	$24,943	$18,355
Oct 20	$23,662	$14,809	$23,860	$17,867
Nov 20	$22,194	$16,634	$22,415	$19,823
Dec 20	$24,529	$17,406	$24,827	$20,585
Jan 21	$22,723	$17,327	$23,081	$20,377
Feb 21	$20,838	$17,729	$21,160	$20,939
Mar 21	$20,243	$18,202	$20,513	$21,856
Apr 21	$21,448	$18,998	$21,787	$23,022
May 21	$24,615	$19,294	$25,120	$23,183
Jun 21	$21,066	$19,548	$21,388	$23,724
Jul 21	$20,694	$19,682	$21,042	$24,288
Aug 21	$19,499	$20,175	$19,816	$25,026
Sep 21	$17,304	$19,342	$17,599	$23,863
Oct 21	$19,577	$20,329	$19,925	$25,534
Nov 21	$19,283	$19,839	$19,634	$25,357
Dec 21	$19,269	$20,633	$19,615	$26,494
Jan 22	$17,637	$19,620	$17,928	$25,123
Feb 22	$19,918	$19,113	$20,310	$24,371
Mar 22	$21,622	$19,527	$22,051	$25,276
Apr 22	$19,908	$17,964	$20,350	$23,071
May 22	$18,164	$17,985	$18,563	$23,114
Jun 22	$14,790	$16,469	$15,097	$21,206
Jul 22	$15,447	$17,619	$15,744	$23,161
Aug 22	$13,606	$16,970	$13,887	$22,217
Sep 22	$13,480	$15,346	$13,753	$20,170
Oct 22	$13,587	$16,272	$13,854	$21,804
Nov 22	$16,281	$17,534	$16,540	$23,022
Dec 22	$16,478	$16,844	$16,815	$21,696
Jan 23	$18,007	$18,051	$18,383	$23,059
Feb 23	$15,542	$17,534	$15,895	$22,496
Mar 23	$18,344	$18,075	$18,785	$23,322
Apr 23	$18,427	$18,334	$18,861	$23,686
May 23	$17,086	$18,138	$17,481	$23,789
Jun 23	$16,429	$19,191	$16,795	$25,361
Jul 23	$17,366	$19,894	$17,779	$26,176
Aug 23	$16,679	$19,338	$17,124	$25,759
Sep 23	$14,925	$18,538	$15,353	$24,531
Oct 23	$15,485	$17,981	$15,934	$24,015
Nov 23	$17,768	$19,640	$18,272	$26,208
Dec 23	$17,760	$20,584	$18,261	$27,399
Jan 24	$15,846	$20,704	$16,317	$27,859
Feb 24	$14,765	$21,593	$15,201	$29,347
Mar 24	$17,949	$22,271	$18,469	$30,291
Apr 24	$18,985	$21,536	$19,623	$29,054
May 24	$21,100	$22,411	$21,708	$30,494
Jun 24	$19,734	$22,910	$20,333	$31,589
Jul 24	$21,401	$23,279	$22,037	$31,973
Aug 24	$21,427	$23,870	$22,130	$32,749
Sep 24	$22,819	$24,425	$23,595	$33,448
Oct 24	$24,069	$23,877	$24,921	$33,145
Nov 24	$22,251	$24,770	$22,980	$35,090
Dec 24	$20,411	$24,183	$21,129	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Junior Gold Miners ETF	14.93%	1.60%	7.40%
MVIS® Global Junior Gold Miners Index (MVGDXJTR)	15.71%	2.18%	7.77%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$4,434,193,232
  Number of Portfolio Holdings85
  Portfolio Turnover Rate28%
  Advisory Fees Paid$24,359,121

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
75.7%
Silver
14.6%
Precious Metals & Minerals
5.1%
Diversified Metals & Mining
4.4%
Other assets less liabilities
0.2%
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		0.2%
Diversified Metals & Mining		4.4%
Precious Metals & Minerals		5.1%
Silver		14.6%
Gold		75.7%

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.3%
Pan American Silver Corp.	6.3%
Harmony Gold Mining Co. Ltd.	5.9%
Evolution Mining Ltd.	5.6%
B2Gold Corp.	5.0%
IAMGOLD Corp.	2.4%
Industrias Penoles SAB de CV	2.4%
Osisko Gold Royalties Ltd.	2.3%
Endeavour Mining Plc	2.2%
Hecla Mining Co.	2.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Low Carbon Energy ETF

Ticker: SMOG

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Low Carbon Energy ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Low Carbon Energy ETF	$59	0.61%

How did the Fund perform last year?

  During the period, the performance of low carbon energy companies was mixed as the various segments navigated regulatory uncertainty associated with the re-election of Donald Trump, persistent inflation, anticipation of higher tariffs and China’s weak recovery efforts.

  The Fund’s exposure to information technology and industrials were the top detractors from a sector perspective while Denmark, China and South Korea were the leading country detractors from performance for the period.

  The Fund’s exposure to consumer discretionary and utilities were the strongest contributors to performance from a sector perspective while the United States was by far the largest positive contributing country for the period.

  The leading individual contributors to performance were Tesla, NextEra Energy and BYD Co.

  The leading individual detractors from performance were Vestas Wind Systems, Samsung SDI and Li Auto, Inc.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

SMOG
MVSMOGTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$20,709 - MVSMOGTR
$20,144 - SMOG

	SMOG	NDUEACWF	MVSMOGTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,752	$9,844	$9,745	$9,700
Feb 15	$10,819	$10,392	$10,789	$10,257
Mar 15	$10,673	$10,231	$10,657	$10,095
Apr 15	$11,326	$10,528	$11,323	$10,192
May 15	$11,701	$10,514	$11,692	$10,323
Jun 15	$11,316	$10,266	$11,303	$10,123
Jul 15	$10,813	$10,355	$10,801	$10,335
Aug 15	$9,682	$9,646	$9,689	$9,712
Sep 15	$9,166	$9,296	$9,152	$9,471
Oct 15	$9,730	$10,026	$9,721	$10,270
Nov 15	$9,730	$9,943	$9,721	$10,301
Dec 15	$10,145	$9,764	$10,154	$10,138
Jan 16	$9,197	$9,175	$9,137	$9,635
Feb 16	$9,188	$9,112	$9,178	$9,622
Mar 16	$9,850	$9,787	$9,818	$10,275
Apr 16	$9,740	$9,931	$9,703	$10,315
May 16	$9,502	$9,944	$9,457	$10,500
Jun 16	$9,314	$9,884	$9,229	$10,527
Jul 16	$9,696	$10,310	$9,626	$10,915
Aug 16	$9,803	$10,344	$9,727	$10,931
Sep 16	$9,961	$10,408	$9,857	$10,933
Oct 16	$9,610	$10,231	$9,525	$10,733
Nov 16	$9,368	$10,309	$9,273	$11,131
Dec 16	$9,611	$10,531	$9,541	$11,351
Jan 17	$10,061	$10,819	$9,973	$11,566
Feb 17	$10,266	$11,123	$10,182	$12,025
Mar 17	$10,456	$11,259	$10,367	$12,039
Apr 17	$10,817	$11,434	$10,749	$12,163
May 17	$11,140	$11,687	$11,068	$12,334
Jun 17	$11,299	$11,740	$11,228	$12,411
Jul 17	$11,465	$12,068	$11,403	$12,666
Aug 17	$11,096	$12,114	$11,031	$12,705
Sep 17	$11,411	$12,348	$11,346	$12,967
Oct 17	$11,869	$12,605	$11,803	$13,270
Nov 17	$11,354	$12,849	$11,294	$13,677
Dec 17	$11,716	$13,056	$11,673	$13,829
Jan 18	$12,118	$13,793	$12,072	$14,621
Feb 18	$11,741	$13,213	$11,728	$14,082
Mar 18	$11,595	$12,931	$11,536	$13,724
Apr 18	$11,655	$13,054	$11,646	$13,777
May 18	$11,682	$13,070	$11,665	$14,108
Jun 18	$11,168	$13,000	$11,159	$14,195
Jul 18	$11,645	$13,392	$11,623	$14,724
Aug 18	$11,745	$13,497	$11,718	$15,203
Sep 18	$11,203	$13,555	$11,194	$15,290
Oct 18	$10,453	$12,540	$10,447	$14,245
Nov 18	$11,418	$12,723	$11,403	$14,535
Dec 18	$10,659	$11,827	$10,663	$13,223
Jan 19	$11,825	$12,761	$11,833	$14,282
Feb 19	$12,295	$13,102	$12,316	$14,741
Mar 19	$12,044	$13,267	$12,067	$15,027
Apr 19	$12,731	$13,715	$12,766	$15,636
May 19	$11,429	$12,901	$11,486	$14,642
Jun 19	$12,582	$13,746	$12,633	$15,674
Jul 19	$12,785	$13,786	$12,861	$15,899
Aug 19	$12,044	$13,459	$12,110	$15,647
Sep 19	$12,370	$13,742	$12,449	$15,940
Oct 19	$12,824	$14,119	$12,912	$16,286
Nov 19	$13,442	$14,463	$13,541	$16,877
Dec 19	$14,643	$14,973	$14,758	$17,386
Jan 20	$15,025	$14,807	$15,165	$17,379
Feb 20	$14,415	$13,611	$14,522	$15,949
Mar 20	$11,652	$11,774	$11,785	$13,979
Apr 20	$13,736	$13,035	$13,885	$15,771
May 20	$14,932	$13,602	$15,072	$16,522
Jun 20	$15,801	$14,036	$15,963	$16,850
Jul 20	$18,038	$14,779	$18,242	$17,801
Aug 20	$21,174	$15,683	$21,437	$19,080
Sep 20	$21,208	$15,178	$21,496	$18,355
Oct 20	$22,302	$14,809	$22,609	$17,867
Nov 20	$28,493	$16,634	$28,937	$19,823
Dec 20	$32,017	$17,406	$32,519	$20,585
Jan 21	$34,026	$17,327	$34,683	$20,377
Feb 21	$31,362	$17,729	$31,891	$20,939
Mar 21	$30,359	$18,202	$30,850	$21,856
Apr 21	$29,341	$18,998	$29,997	$23,022
May 21	$29,042	$19,294	$29,612	$23,183
Jun 21	$31,166	$19,548	$31,705	$23,724
Jul 21	$30,571	$19,682	$31,141	$24,288
Aug 21	$31,404	$20,175	$32,097	$25,026
Sep 21	$28,872	$19,342	$29,577	$23,863
Oct 21	$34,033	$20,329	$34,784	$25,534
Nov 21	$33,262	$19,839	$34,044	$25,357
Dec 21	$31,049	$20,633	$31,810	$26,494
Jan 22	$26,726	$19,620	$27,172	$25,123
Feb 22	$27,815	$19,113	$28,443	$24,371
Mar 22	$28,216	$19,527	$28,951	$25,276
Apr 22	$24,710	$17,964	$25,444	$23,071
May 22	$25,225	$17,985	$25,805	$23,114
Jun 22	$24,321	$16,469	$24,820	$21,206
Jul 22	$26,667	$17,619	$27,218	$23,161
Aug 22	$25,376	$16,970	$26,002	$22,217
Sep 22	$22,048	$15,346	$22,638	$20,170
Oct 22	$21,693	$16,272	$22,197	$21,804
Nov 22	$23,992	$17,534	$24,359	$23,022
Dec 22	$21,883	$16,844	$22,404	$21,696
Jan 23	$24,028	$18,051	$24,500	$23,059
Feb 23	$22,960	$17,534	$23,510	$22,496
Mar 23	$23,965	$18,075	$24,483	$23,322
Apr 23	$22,754	$18,334	$23,248	$23,686
May 23	$22,656	$18,138	$23,162	$23,789
Jun 23	$24,225	$19,191	$24,764	$25,361
Jul 23	$25,578	$19,894	$26,157	$26,176
Aug 23	$22,777	$19,338	$23,327	$25,759
Sep 23	$20,798	$18,538	$21,323	$24,531
Oct 23	$18,656	$17,981	$19,072	$24,015
Nov 23	$20,512	$19,640	$20,990	$26,208
Dec 23	$22,177	$20,584	$22,723	$27,399
Jan 24	$19,058	$20,704	$19,551	$27,859
Feb 24	$19,600	$21,593	$20,059	$29,347
Mar 24	$19,706	$22,271	$20,176	$30,291
Apr 24	$19,227	$21,536	$19,755	$29,054
May 24	$20,963	$22,411	$21,436	$30,494
Jun 24	$19,418	$22,910	$19,911	$31,589
Jul 24	$20,766	$23,279	$21,242	$31,973
Aug 24	$20,783	$23,870	$21,305	$32,749
Sep 24	$22,688	$24,425	$23,311	$33,448
Oct 24	$20,769	$23,877	$21,290	$33,145
Nov 24	$20,679	$24,770	$21,181	$35,090
Dec 24	$20,144	$24,183	$20,709	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Low Carbon Energy ETF	(9.17)%	6.59%	7.25%
MVIS® Global Low Carbon Energy Index (MVSMOGTR)	(8.86)%	7.01%	7.55%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

MVSMOGTR replaced the Ardour Global Index℠ (Extra Liquid) (AGIXLT) effective April 26, 2021. Index history prior to April 26, 2021 reflects the performance of the Ardour Global Index℠.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$122,203,937
  Number of Portfolio Holdings59
  Portfolio Turnover Rate23%
  Advisory Fees Paid$690,106

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Utilities
41.5%
Consumer Discretionary
28.6%
Industrials
16.0%
Information Technology
12.5%
Other Investments
1.5%
Liabilities in excess of other assets
(0.1)%
0
10
20
30
40
50

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		1.5%
Information Technology		12.5%
Industrials		16.0%
Consumer Discretionary		28.6%
Utilities		41.5%

Top Ten Holdings (% of Total Net Assets)

NextEra Energy, Inc.	8.1%
Tesla, Inc.	8.0%
Iberdrola SA	7.3%
Enel SpA	6.7%
BYD Co. Ltd.	6.1%
First Solar, Inc.	4.4%
Vestas Wind Systems A/S	3.7%
Owens Corning	3.5%
Li Auto, Inc.	3.0%
Kingspan Group Plc	2.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Mortgage REIT Income ETF

Ticker: MORT

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Mortgage REIT Income ETF (the "Fund") for the period May 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Mortgage REIT Income ETF	$30Footnote Reference(a)	0.42%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 7.88% on a total return basis.

  The Fund had a positive total return during the period, despite elevated interest rates and low mortgage originations.

  Residential mortgage REITs (mREITs) were top contributors to performance while commercial and hybrid mREITs also contributed positively, but to a lesser extent.

  AGNC Investment Corp. was the top contributor to Fund performance during the period, while Ready Capital Corp. was the greatest detractor.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

MORT
MVMORTTG
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$12,021 - MORT
$11,905 - MVMORTTG

	MORT	SPTR	MVMORTTG
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,362	$9,700	$9,982
Feb 15	$10,524	$10,257	$10,141
Mar 15	$10,616	$10,095	$10,233
Apr 15	$10,549	$10,192	$10,175
May 15	$10,589	$10,323	$10,216
Jun 15	$9,793	$10,123	$9,450
Jul 15	$10,069	$10,335	$9,724
Aug 15	$9,676	$9,712	$9,350
Sep 15	$9,411	$9,471	$9,093
Oct 15	$9,396	$10,270	$9,092
Nov 15	$9,537	$10,301	$9,230
Dec 15	$9,092	$10,138	$9,019
Jan 16	$8,789	$9,635	$8,512
Feb 16	$9,015	$9,622	$8,732
Mar 16	$9,653	$10,275	$9,357
Apr 16	$9,847	$10,315	$9,546
May 16	$10,289	$10,500	$9,977
Jun 16	$10,618	$10,527	$10,305
Jul 16	$11,009	$10,915	$10,689
Aug 16	$11,124	$10,931	$10,807
Sep 16	$11,184	$10,933	$10,867
Oct 16	$11,186	$10,733	$10,862
Nov 16	$11,375	$11,131	$11,048
Dec 16	$11,191	$11,351	$11,109
Jan 17	$11,559	$11,566	$11,235
Feb 17	$12,190	$12,025	$11,851
Mar 17	$12,535	$12,039	$12,195
Apr 17	$13,012	$12,163	$12,664
May 17	$12,853	$12,334	$12,511
Jun 17	$13,171	$12,411	$12,821
Jul 17	$13,202	$12,666	$12,857
Aug 17	$13,402	$12,705	$13,057
Sep 17	$13,602	$12,967	$13,250
Oct 17	$13,170	$13,270	$12,832
Nov 17	$13,253	$13,677	$12,915
Dec 17	$13,220	$13,829	$13,216
Jan 18	$12,616	$14,621	$12,294
Feb 18	$12,187	$14,082	$11,881
Mar 18	$13,017	$13,724	$12,697
Apr 18	$13,053	$13,777	$12,737
May 18	$13,438	$14,108	$13,117
Jun 18	$13,668	$14,195	$13,344
Jul 18	$14,149	$14,724	$13,825
Aug 18	$14,219	$15,203	$13,897
Sep 18	$13,985	$15,290	$13,673
Oct 18	$13,712	$14,245	$13,399
Nov 18	$13,926	$14,535	$13,613
Dec 18	$12,686	$13,223	$12,678
Jan 19	$14,174	$14,282	$13,870
Feb 19	$14,150	$14,741	$13,854
Mar 19	$14,326	$15,027	$14,031
Apr 19	$14,619	$15,636	$14,324
May 19	$13,685	$14,642	$13,412
Jun 19	$14,365	$15,674	$14,088
Jul 19	$14,662	$15,899	$14,387
Aug 19	$13,784	$15,647	$13,532
Sep 19	$14,650	$15,940	$14,381
Oct 19	$15,038	$16,286	$14,768
Nov 19	$15,234	$16,877	$14,964
Dec 19	$15,337	$17,386	$15,469
Jan 20	$16,279	$17,379	$15,997
Feb 20	$14,846	$15,949	$14,597
Mar 20	$6,556	$13,979	$6,428
Apr 20	$7,803	$15,771	$7,630
May 20	$8,032	$16,522	$7,858
Jun 20	$9,183	$16,850	$8,997
Jul 20	$9,663	$17,801	$9,465
Aug 20	$9,864	$19,080	$9,666
Sep 20	$9,733	$18,355	$9,536
Oct 20	$9,720	$17,867	$9,532
Nov 20	$11,502	$19,823	$11,286
Dec 20	$11,980	$20,585	$12,012
Jan 21	$12,035	$20,377	$11,813
Feb 21	$13,134	$20,939	$12,895
Mar 21	$13,866	$21,856	$13,624
Apr 21	$14,491	$23,022	$14,244
May 21	$14,528	$23,183	$14,286
Jun 21	$14,771	$23,724	$14,529
Jul 21	$14,324	$24,288	$14,086
Aug 21	$14,686	$25,026	$14,446
Sep 21	$14,395	$23,863	$14,164
Oct 21	$14,951	$25,534	$14,719
Nov 21	$14,033	$25,357	$13,820
Dec 21	$14,210	$26,494	$13,999
Jan 22	$13,995	$25,123	$13,793
Feb 22	$13,059	$24,371	$12,876
Mar 22	$13,529	$25,276	$13,341
Apr 22	$12,355	$23,071	$12,175
May 22	$12,722	$23,114	$12,541
Jun 22	$11,365	$21,206	$11,203
Jul 22	$12,995	$23,161	$12,827
Aug 22	$12,012	$22,217	$11,860
Sep 22	$9,163	$20,170	$9,026
Oct 22	$10,411	$21,804	$10,257
Nov 22	$11,272	$23,022	$11,110
Dec 22	$10,405	$21,696	$10,263
Jan 23	$12,096	$23,059	$11,931
Feb 23	$11,110	$22,496	$10,964
Mar 23	$10,092	$23,322	$9,976
Apr 23	$10,261	$23,686	$10,140
May 23	$9,927	$23,789	$9,813
Jun 23	$11,177	$25,361	$11,057
Jul 23	$11,667	$26,176	$11,539
Aug 23	$11,416	$25,759	$11,293
Sep 23	$10,845	$24,531	$10,731
Oct 23	$9,701	$24,015	$9,586
Nov 23	$11,085	$26,208	$10,956
Dec 23	$11,993	$27,399	$11,847
Jan 24	$11,431	$27,859	$11,294
Feb 24	$11,340	$29,347	$11,207
Mar 24	$11,858	$30,291	$11,730
Apr 24	$11,143	$29,054	$11,018
May 24	$11,628	$30,494	$11,500
Jun 24	$11,680	$31,589	$11,556
Jul 24	$12,424	$31,973	$12,297
Aug 24	$12,692	$32,749	$12,566
Sep 24	$12,854	$33,448	$12,731
Oct 24	$12,211	$33,145	$12,089
Nov 24	$12,532	$35,090	$12,411
Dec 24	$12,021	$34,254	$11,905

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Mortgage REIT Income ETF	0.24%	(4.76)%	1.86%
MVIS® US Mortgage REITs Index (MVMORTTG)	0.49%	(5.10)%	1.76%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$287,979,104
  Number of Portfolio Holdings26
  Portfolio Turnover Rate26%
  Advisory Fees Paid$773,849

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financial Services
100.2%
Liabilities in excess of other assets
(0.2)%
-20
0
20
40
60
80
100
120

Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Financial Services		100.2%

Top Ten Holdings (% of Total Net Assets)

Annaly Capital Management, Inc.	12.7%
AGNC Investment Corp.	11.6%
Starwood Property Trust, Inc.	8.3%
Rithm Capital Corp.	7.6%
Arbor Realty Trust, Inc.	5.2%
Blackstone Mortgage Trust, Inc.	4.8%
Ladder Capital Corp.	4.1%
Dynex Capital, Inc.	3.6%
Chimera Investment Corp.	3.6%
Ready Capital Corp.	3.5%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

During the period, the Fund's fiscal year-end changed from April 30 to December 31.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Natural Resources ETF

Ticker: HAP

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Natural Resources ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Natural Resources ETF	$43	0.44%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  The Fund’s exposure to materials, health care and consumer staples were the top detractors from a sector perspective while Australia, Germany and Brazil were the leading country detractors from performance for the period.

  The leading individual detractors from performance were Bayer, Vale and Archer-Daniels-Midland.

  The Fund’s exposure to energy, utilities and consumer discretionary were the strongest contributors to performance from a sector perspective while the United States, Canada and Spain were the largest positive contributing countries for the period.

  The leading individual contributors to performance were NextEra Energy, Exxon Mobile and Deere & Company.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

HAP
MVGNRTR
SPTR
NDUEACWF
RVEIT
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$18,021 - RVEIT
$17,655 - MVGNRTR
$17,535 - HAP

	HAP	NDUEACWF	MVGNRTR	RVEIT	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,855	$9,844	$9,839	$9,839	$9,700
Feb 15	$10,341	$10,392	$10,320	$10,320	$10,257
Mar 15	$9,781	$10,231	$9,769	$9,769	$10,095
Apr 15	$10,454	$10,528	$10,437	$10,437	$10,192
May 15	$10,335	$10,514	$10,308	$10,308	$10,323
Jun 15	$9,890	$10,266	$9,863	$9,863	$10,123
Jul 15	$9,259	$10,355	$9,245	$9,245	$10,335
Aug 15	$8,669	$9,646	$8,656	$8,656	$9,712
Sep 15	$7,963	$9,296	$7,938	$7,938	$9,471
Oct 15	$8,701	$10,026	$8,686	$8,686	$10,270
Nov 15	$8,488	$9,943	$8,467	$8,467	$10,301
Dec 15	$8,052	$9,764	$8,051	$8,051	$10,138
Jan 16	$7,738	$9,175	$7,702	$7,702	$9,635
Feb 16	$8,080	$9,112	$8,076	$8,076	$9,622
Mar 16	$8,687	$9,787	$8,685	$8,685	$10,275
Apr 16	$9,460	$9,931	$9,461	$9,461	$10,315
May 16	$9,130	$9,944	$9,125	$9,125	$10,500
Jun 16	$9,356	$9,884	$9,320	$9,320	$10,527
Jul 16	$9,627	$10,310	$9,614	$9,614	$10,915
Aug 16	$9,588	$10,344	$9,578	$9,578	$10,931
Sep 16	$9,692	$10,408	$9,669	$9,669	$10,933
Oct 16	$9,548	$10,231	$9,542	$9,542	$10,733
Nov 16	$9,832	$10,309	$9,805	$9,805	$11,131
Dec 16	$10,060	$10,531	$10,068	$10,068	$11,351
Jan 17	$10,468	$10,819	$10,451	$10,451	$11,566
Feb 17	$10,390	$11,123	$10,383	$10,383	$12,025
Mar 17	$10,359	$11,259	$10,354	$10,354	$12,039
Apr 17	$10,334	$11,434	$10,338	$10,338	$12,163
May 17	$10,238	$11,687	$10,239	$10,239	$12,334
Jun 17	$10,216	$11,740	$10,220	$10,220	$12,411
Jul 17	$10,680	$12,068	$10,683	$10,683	$12,666
Aug 17	$10,645	$12,114	$10,650	$10,650	$12,705
Sep 17	$11,010	$12,348	$11,018	$11,018	$12,967
Oct 17	$11,169	$12,605	$11,178	$11,178	$13,270
Nov 17	$11,334	$12,849	$11,339	$11,339	$13,677
Dec 17	$11,784	$13,056	$11,821	$11,821	$13,829
Jan 18	$12,274	$13,793	$12,297	$12,297	$14,621
Feb 18	$11,587	$13,213	$11,653	$11,653	$14,082
Mar 18	$11,467	$12,931	$11,482	$11,482	$13,724
Apr 18	$11,762	$13,054	$11,811	$11,811	$13,777
May 18	$11,905	$13,070	$11,950	$11,950	$14,108
Jun 18	$11,762	$13,000	$11,817	$11,817	$14,195
Jul 18	$11,905	$13,392	$11,957	$11,957	$14,724
Aug 18	$11,746	$13,497	$11,795	$11,795	$15,203
Sep 18	$12,004	$13,555	$12,068	$12,068	$15,290
Oct 18	$11,127	$12,540	$11,189	$11,189	$14,245
Nov 18	$11,108	$12,723	$11,167	$11,167	$14,535
Dec 18	$10,525	$11,827	$10,588	$10,588	$13,223
Jan 19	$11,521	$12,761	$11,587	$11,587	$14,282
Feb 19	$11,626	$13,102	$11,704	$11,704	$14,741
Mar 19	$11,695	$13,267	$11,763	$11,763	$15,027
Apr 19	$11,812	$13,715	$11,883	$11,883	$15,636
May 19	$10,936	$12,901	$11,018	$11,018	$14,642
Jun 19	$12,008	$13,746	$12,080	$12,080	$15,674
Jul 19	$11,780	$13,786	$11,891	$11,891	$15,899
Aug 19	$11,259	$13,459	$11,335	$11,335	$15,647
Sep 19	$11,522	$13,742	$11,598	$11,598	$15,940
Oct 19	$11,665	$14,119	$11,755	$11,755	$16,286
Nov 19	$11,788	$14,463	$11,871	$11,871	$16,877
Dec 19	$12,455	$14,973	$12,552	$12,552	$17,386
Jan 20	$11,562	$14,807	$11,691	$11,691	$17,379
Feb 20	$10,429	$13,611	$10,471	$10,471	$15,949
Mar 20	$8,449	$11,774	$8,522	$8,522	$13,979
Apr 20	$9,507	$13,035	$9,579	$9,579	$15,771
May 20	$9,987	$13,602	$9,998	$9,998	$16,522
Jun 20	$10,203	$14,036	$10,221	$10,221	$16,850
Jul 20	$10,718	$14,779	$10,746	$10,746	$17,801
Aug 20	$11,313	$15,683	$11,359	$11,359	$19,080
Sep 20	$10,900	$15,178	$10,933	$10,933	$18,355
Oct 20	$10,679	$14,809	$10,712	$10,712	$17,867
Nov 20	$12,481	$16,634	$12,550	$12,550	$19,823
Dec 20	$13,293	$17,406	$13,349	$13,349	$20,585
Jan 21	$13,475	$17,327	$13,553	$13,553	$20,377
Feb 21	$14,804	$17,729	$14,854	$14,854	$20,939
Mar 21	$15,328	$18,202	$15,383	$15,383	$21,856
Apr 21	$15,783	$18,998	$15,863	$15,863	$23,022
May 21	$16,307	$19,294	$16,384	$16,384	$23,183
Jun 21	$15,872	$19,548	$15,928	$15,928	$23,724
Jul 21	$15,733	$19,682	$15,794	$15,794	$24,288
Aug 21	$15,816	$20,175	$15,881	$15,881	$25,026
Sep 21	$15,603	$19,342	$15,700	$15,700	$23,863
Oct 21	$16,406	$20,329	$16,472	$16,472	$25,534
Nov 21	$15,749	$19,839	$15,833	$15,833	$25,357
Dec 21	$16,667	$20,633	$16,745	$16,745	$26,494
Jan 22	$17,012	$19,620	$17,059	$17,059	$25,123
Feb 22	$17,743	$19,113	$17,821	$17,821	$24,371
Mar 22	$19,236	$19,527	$19,361	$19,361	$25,276
Apr 22	$18,195	$17,964	$18,353	$18,353	$23,071
May 22	$18,681	$17,985	$18,798	$18,798	$23,114
Jun 22	$15,947	$16,469	$16,019	$16,019	$21,206
Jul 22	$16,791	$17,619	$16,848	$16,848	$23,161
Aug 22	$16,751	$16,970	$16,870	$16,870	$22,217
Sep 22	$15,220	$15,346	$15,327	$15,327	$20,170
Oct 22	$16,980	$16,272	$17,066	$17,066	$21,804
Nov 22	$18,478	$17,534	$18,534	$18,534	$23,022
Dec 22	$17,850	$16,844	$17,966	$17,966	$21,696
Jan 23	$18,926	$18,051	$19,012	$19,012	$23,059
Feb 23	$17,898	$17,534	$18,020	$18,020	$22,496
Mar 23	$17,921	$18,075	$18,009	$18,009	$23,322
Apr 23	$17,944	$18,334	$18,031	$18,031	$23,686
May 23	$16,385	$18,138	$16,490	$16,490	$23,789
Jun 23	$17,483	$19,191	$17,587	$17,587	$25,361
Jul 23	$18,611	$19,894	$18,728	$18,728	$26,176
Aug 23	$18,090	$19,338	$18,228	$18,228	$25,759
Sep 23	$17,835	$18,538	$17,973	$17,973	$24,531
Oct 23	$17,062	$17,981	$17,162	$17,162	$24,015
Nov 23	$17,616	$19,640	$17,722	$17,722	$26,208
Dec 23	$18,265	$20,584	$18,401	$18,401	$27,399
Jan 24	$17,617	$20,704	$17,768	$17,768	$27,859
Feb 24	$17,720	$21,593	$17,833	$17,833	$29,347
Mar 24	$19,091	$22,271	$19,225	$19,163	$30,291
Apr 24	$18,999	$21,536	$19,159	$19,059	$29,054
May 24	$19,648	$22,411	$19,766	$19,477	$30,494
Jun 24	$18,767	$22,910	$18,895	$18,815	$31,589
Jul 24	$19,202	$23,279	$19,331	$19,159	$31,973
Aug 24	$19,244	$23,870	$19,366	$19,266	$32,749
Sep 24	$19,782	$24,425	$19,909	$19,745	$33,448
Oct 24	$18,976	$23,877	$19,103	$19,006	$33,145
Nov 24	$19,073	$24,770	$19,186	$19,504	$35,090
Dec 24	$17,535	$24,183	$17,655	$18,021	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Natural Resources ETF	(4.00)%	7.08%	5.78%
MarketVector™ Global Natural Resources Index (MVGNRTR)	(4.06)%	7.06%	5.85%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
VanEck® Natural Resources Index (RVEIT)	(2.07)%	7.50%	6.07%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

MVGNRTR replaced the VanEck® Natural Resources Index (RVEIT) effective March 15, 2024. Index history prior to March 15, 2024 reflects the performance of the VanEck® Natural Resources Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Effective March 15, 2024, the index that the Fund seeks to track changed from the VanEck® Natural Resources Index to the MarketVector™ Global Natural Resources Index.

Key Fund Statistics

  Total Net Assets$125,367,006
  Number of Portfolio Holdings126
  Portfolio Turnover Rate54%
  Advisory Fees Paid$526,053

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
39.1%
Energy
31.5%
Utilities
10.1%
Industrials
9.1%
Consumer Staples
6.9%
Health Care
1.9%
Other Investments
1.4%
Other assets less liabilities
0.0%*
0
10
20
30
40

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Other Investments		1.4%
Health Care		1.9%
Consumer Staples		6.9%
Industrials		9.1%
Utilities		10.1%
Energy		31.5%
Materials		39.1%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Shell Plc	5.2%
Exxon Mobil Corp.	5.1%
Deere & Co.	5.1%
Chevron Corp.	5.0%
NextEra Energy, Inc.	4.9%
BHP Group Ltd.	3.6%
Iberdrola SA	3.3%
Corteva, Inc.	3.1%
Rio Tinto Plc	2.1%
Nutrien Ltd.	2.0%

Material Fund Changes

The following material fund changes occurred during the period ended December 31, 2024:

Effective March 15, 2024, the Fund's investment objective changed to reflect a change in the index that the Fund seeks to track from the VanEck® Natural Resources Index to the MarketVector™ Global Natural Resources Index.

Accordingly, the Fund’s principal investment strategies changed to reflect the change in index.

Effective March 15, 2024 the Fund's contractual management fee was reduced from 0.49% to 0.40%.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Office and Commercial REIT ETF

Ticker: DESK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Office and Commercial REIT ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Office and Commercial REIT ETF	$56	0.52%

How did the Fund perform last year?

  The Fund provided positive total return during the period, despite elevated interest rates and continued distress in the office real estate sector.

  Office real estate investment trust (REIT) sector performance was supported by improved sentiment following increasing implementation of return-to-office initiatives.

  Vornado Realty Trust was the top contributor to Fund performance during the period, while Hudson Pacific Properties was the greatest detractor.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (9/19/2023).

DESK
MVORTTRG
SPTR
$15,000
$10,000
$5,000
$0
$13,479 - SPTR
$13,064 - MVORTTRG
$12,984 - DESK
Sep 23
Dec 23
Mar 24
Jun 24
Sep 24
Dec 24

	DESK	SPTR	MVORTTRG
Sep 23	$10,000	$10,000	$10,000
Sep 23	$9,259	$9,653	$9,260
Oct 23	$8,433	$9,450	$8,437
Nov 23	$9,520	$10,313	$9,525
Dec 23	$11,170	$10,781	$11,181
Jan 24	$10,554	$10,963	$10,569
Feb 24	$10,510	$11,548	$10,530
Mar 24	$10,915	$11,920	$10,946
Apr 24	$10,300	$11,433	$10,328
May 24	$10,414	$12,000	$10,445
Jun 24	$10,584	$12,430	$10,623
Jul 24	$12,118	$12,581	$12,165
Aug 24	$12,574	$12,887	$12,630
Sep 24	$13,199	$13,162	$13,267
Oct 24	$13,318	$13,042	$13,391
Nov 24	$13,694	$13,808	$13,776
Dec 24	$12,984	$13,479	$13,064

Average Annual Total Returns

.	1 Year	Life*
VanEck Office and Commercial REIT ETF	16.24%	22.59%
MarketVector™ US Listed Office and Commercial REITs Index (MVORTTRG)	16.84%	23.18%
S&P 500 Index (SPTR)	25.02%	26.22%

* Inception of Fund: 9/19/23

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$2,150,321
  Number of Portfolio Holdings25
  Portfolio Turnover Rate17%
  Advisory Fees Paid$6,344

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Real Estate Investment Trusts
100.1%
Liabilities in excess of other assets
(0.1)%
-20
0
20
40
60
80
100
120

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Real Estate Investment Trusts		100.1%

Top Ten Holdings (% of Total Net Assets)

Vornado Realty Trust	9.8%
BXP, Inc.	9.7%
Kilroy Realty Corp.	9.7%
SL Green Realty Corp.	8.9%
Cousins Properties, Inc.	7.7%
Highwoods Properties, Inc.	4.7%
COPT Defense Properties	4.4%
Douglas Emmett, Inc.	4.4%
Simon Property Group, Inc.	4.1%
Realty Income Corp.	4.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Oil Refiners ETF

Ticker: CRAK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Oil Refiners ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Refiners ETF	$58	0.62%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, Russian sanctions and a more subdued global growth outlook weighed on energy equities, particularly in the final months of the year.

  The Fund’s exposure in the United States, Finland and Taiwan were the top detractors from performance for the period.

  The leading individual detractors from performance were Neste Corp., Formosa Petrochemical Corp. and HF Sinclair.

  The Fund’s exposure to Japan and Portugal were largest positive contributors to performance for the period.

  The leading individual contributors to performance were ENEOS, Idemitsu Kosan and Galp Energia.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (8/18/2015).

CRAK
MVCRAKTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Aug 15
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$33,196 - SPTR
$23,717 - NDUEACWF
$18,168 - CRAK
$18,159 - MVCRAKTR

	CRAK	NDUEACWF	MVCRAKTR	SPTR
Aug 15	$10,000	$10,000	$10,000	$10,000
Aug 15	$9,332	$9,460	$9,323	$9,412
Sep 15	$9,134	$9,117	$9,123	$9,179
Oct 15	$9,909	$9,832	$9,931	$9,953
Nov 15	$10,344	$9,751	$10,352	$9,983
Dec 15	$10,016	$9,575	$10,059	$9,825
Jan 16	$9,563	$8,998	$9,525	$9,338
Feb 16	$9,217	$8,936	$9,226	$9,325
Mar 16	$10,301	$9,598	$10,294	$9,958
Apr 16	$10,128	$9,740	$10,201	$9,996
May 16	$9,584	$9,752	$9,603	$10,176
Jun 16	$9,456	$9,693	$9,418	$10,202
Jul 16	$9,558	$10,111	$9,560	$10,578
Aug 16	$9,813	$10,145	$9,826	$10,593
Sep 16	$10,143	$10,207	$10,123	$10,595
Oct 16	$10,291	$10,034	$10,320	$10,402
Nov 16	$10,398	$10,110	$10,384	$10,787
Dec 16	$10,972	$10,328	$10,987	$11,000
Jan 17	$10,983	$10,611	$10,982	$11,209
Feb 17	$11,446	$10,908	$11,441	$11,654
Mar 17	$11,835	$11,042	$11,820	$11,668
Apr 17	$11,956	$11,214	$11,949	$11,787
May 17	$11,835	$11,462	$11,817	$11,953
Jun 17	$12,193	$11,514	$12,181	$12,028
Jul 17	$12,950	$11,835	$12,944	$12,275
Aug 17	$13,434	$11,881	$13,403	$12,313
Sep 17	$14,044	$12,110	$14,013	$12,567
Oct 17	$14,807	$12,362	$14,777	$12,860
Nov 17	$15,385	$12,601	$15,331	$13,254
Dec 17	$16,229	$12,804	$16,217	$13,402
Jan 18	$16,656	$13,527	$16,609	$14,169
Feb 18	$15,647	$12,959	$15,719	$13,647
Mar 18	$15,946	$12,681	$15,882	$13,300
Apr 18	$17,206	$12,802	$17,216	$13,351
May 18	$17,425	$12,818	$17,416	$13,673
Jun 18	$16,918	$12,749	$16,907	$13,757
Jul 18	$18,381	$13,133	$18,355	$14,269
Aug 18	$18,605	$13,236	$18,580	$14,734
Sep 18	$18,968	$13,294	$18,950	$14,818
Oct 18	$16,918	$12,298	$16,966	$13,805
Nov 18	$16,069	$12,478	$16,058	$14,086
Dec 18	$14,733	$11,599	$14,757	$12,814
Jan 19	$16,089	$12,515	$16,055	$13,841
Feb 19	$15,838	$12,849	$15,833	$14,286
Mar 19	$15,728	$13,011	$15,751	$14,563
Apr 19	$15,794	$13,450	$15,809	$15,153
May 19	$14,274	$12,652	$14,321	$14,190
Jun 19	$15,198	$13,481	$15,206	$15,190
Jul 19	$15,301	$13,520	$15,376	$15,408
Aug 19	$14,266	$13,200	$14,289	$15,164
Sep 19	$15,429	$13,477	$15,465	$15,448
Oct 19	$16,399	$13,846	$16,457	$15,782
Nov 19	$16,017	$14,184	$16,056	$16,355
Dec 19	$16,087	$14,684	$16,153	$16,849
Jan 20	$14,351	$14,522	$14,457	$16,842
Feb 20	$12,732	$13,349	$12,652	$15,456
Mar 20	$9,622	$11,547	$9,652	$13,547
Apr 20	$11,584	$12,783	$11,576	$15,284
May 20	$12,187	$13,339	$12,103	$16,011
Jun 20	$12,131	$13,766	$12,044	$16,330
Jul 20	$11,906	$14,494	$11,859	$17,251
Aug 20	$12,010	$15,381	$12,005	$18,491
Sep 20	$11,001	$14,885	$10,978	$17,788
Oct 20	$10,389	$14,523	$10,339	$17,315
Nov 20	$13,138	$16,313	$13,143	$19,210
Dec 20	$14,237	$17,071	$14,232	$19,949
Jan 21	$14,408	$16,993	$14,435	$19,748
Feb 21	$16,063	$17,387	$16,027	$20,292
Mar 21	$15,500	$17,851	$15,464	$21,181
Apr 21	$15,983	$18,631	$15,992	$22,311
May 21	$17,004	$18,921	$16,974	$22,467
Jun 21	$16,795	$19,171	$16,763	$22,992
Jul 21	$15,586	$19,303	$15,562	$23,538
Aug 21	$15,986	$19,786	$15,989	$24,253
Sep 21	$16,627	$18,969	$16,687	$23,125
Oct 21	$17,076	$19,937	$17,075	$24,746
Nov 21	$15,062	$19,457	$15,099	$24,574
Dec 21	$15,817	$20,235	$15,864	$25,675
Jan 22	$16,480	$19,241	$16,420	$24,347
Feb 22	$16,217	$18,744	$16,192	$23,618
Mar 22	$17,562	$19,150	$17,648	$24,495
Apr 22	$17,577	$17,617	$17,720	$22,359
May 22	$19,185	$17,638	$19,265	$22,400
Jun 22	$17,298	$16,151	$17,330	$20,551
Jul 22	$17,712	$17,279	$17,679	$22,446
Aug 22	$17,990	$16,643	$18,051	$21,530
Sep 22	$15,850	$15,050	$15,924	$19,547
Oct 22	$17,590	$15,958	$17,643	$21,130
Nov 22	$19,420	$17,196	$19,373	$22,311
Dec 22	$18,743	$16,519	$18,817	$21,025
Jan 23	$19,684	$17,703	$19,708	$22,346
Feb 23	$18,913	$17,196	$19,004	$21,801
Mar 23	$19,140	$17,726	$19,156	$22,602
Apr 23	$18,517	$17,981	$18,535	$22,954
May 23	$17,434	$17,788	$17,486	$23,054
Jun 23	$18,192	$18,821	$18,233	$24,578
Jul 23	$20,087	$19,510	$20,154	$25,367
Aug 23	$20,268	$18,965	$20,332	$24,963
Sep 23	$20,828	$18,180	$20,821	$23,773
Oct 23	$19,938	$17,634	$19,858	$23,273
Nov 23	$21,009	$19,261	$20,964	$25,399
Dec 23	$21,366	$20,187	$21,371	$26,552
Jan 24	$21,898	$20,305	$21,955	$26,999
Feb 24	$22,063	$21,176	$22,031	$28,440
Mar 24	$23,871	$21,841	$23,875	$29,355
Apr 24	$22,948	$21,121	$22,994	$28,156
May 24	$22,617	$21,978	$22,546	$29,552
Jun 24	$22,353	$22,468	$22,338	$30,613
Jul 24	$22,372	$22,830	$22,386	$30,985
Aug 24	$22,387	$23,410	$22,326	$31,737
Sep 24	$21,492	$23,954	$21,433	$32,415
Oct 24	$19,497	$23,416	$19,526	$32,121
Nov 24	$19,641	$24,292	$19,611	$34,006
Dec 24	$18,168	$23,717	$18,159	$33,196

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Oil Refiners ETF	(14.97)%	2.46%	6.58%
MVIS® Global Oil Refiners Index (MVCRAKTR)	(15.03)%	2.37%	6.57%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.65%
S&P 500 Index (SPTR)	25.02%	14.53%	13.66%

* Inception of Fund: 8/18/15

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$24,854,244
  Number of Portfolio Holdings26
  Portfolio Turnover Rate23%
  Advisory Fees Paid$95,766

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Energy
99.9%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.1%
Energy		99.9%

Top Ten Holdings (% of Total Net Assets)

Reliance Industries Ltd.	8.0%
Phillips 66	7.7%
Marathon Petroleum Corp.	6.8%
Valero Energy Corp.	6.3%
ENEOS Holdings, Inc.	6.3%
Galp Energia SGPS SA	5.5%
Idemitsu Kosan Co. Ltd.	5.2%
OMV AG	4.7%
ORLEN SA	4.4%
Neste Oyj	4.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Oil Services ETF

Ticker: OIH

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Oil Services ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Services ETF	$33	0.35%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, Russian sanctions and a more subdued global growth outlook weighed on energy equities, particularly in the final months of the year.

  The Fund’s majority exposure to the United States contributed negatively to performance for the period.

  Leading individual detractors to return were Schlumberger Ltd., the Fund’s largest holding during the period, Haliburton Company and Transocean Ltd.

  The leading individual contributors to performance were Baker Hughes, TechnipFMC and Tenaris.

  The Fund’s exposure to the United Kingdom and Netherlands contributed positively to performance for the period.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

OIH
MVOIHTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$4,484 - OIH
$4,440 - MVOIHTR

	OIH	NDUEACWF	MVOIHTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,253	$9,844	$9,246	$9,700
Feb 15	$9,721	$10,392	$9,704	$10,257
Mar 15	$9,390	$10,231	$9,366	$10,095
Apr 15	$10,872	$10,528	$10,842	$10,192
May 15	$10,212	$10,514	$10,179	$10,323
Jun 15	$9,713	$10,266	$9,677	$10,123
Jul 15	$8,718	$10,355	$8,686	$10,335
Aug 15	$8,777	$9,646	$8,738	$9,712
Sep 15	$7,654	$9,296	$7,618	$9,471
Oct 15	$8,523	$10,026	$8,483	$10,270
Nov 15	$8,671	$9,943	$8,627	$10,301
Dec 15	$7,542	$9,764	$7,505	$10,138
Jan 16	$6,929	$9,175	$6,894	$9,635
Feb 16	$6,880	$9,112	$6,843	$9,622
Mar 16	$7,599	$9,787	$7,555	$10,275
Apr 16	$8,558	$9,931	$8,506	$10,315
May 16	$8,010	$9,944	$7,960	$10,500
Jun 16	$8,338	$9,884	$8,286	$10,527
Jul 16	$8,039	$10,310	$7,990	$10,915
Aug 16	$7,907	$10,344	$7,857	$10,931
Sep 16	$8,338	$10,408	$8,283	$10,933
Oct 16	$8,013	$10,231	$7,959	$10,733
Nov 16	$9,311	$10,309	$9,246	$11,131
Dec 16	$9,648	$10,531	$9,579	$11,351
Jan 17	$9,642	$10,819	$9,573	$11,566
Feb 17	$9,281	$11,123	$9,211	$12,025
Mar 17	$8,911	$11,259	$8,845	$12,039
Apr 17	$8,069	$11,434	$8,009	$12,163
May 17	$7,505	$11,687	$7,449	$12,334
Jun 17	$7,169	$11,740	$7,117	$12,411
Jul 17	$7,184	$12,068	$7,102	$12,666
Aug 17	$6,420	$12,114	$6,345	$12,705
Sep 17	$7,551	$12,348	$7,465	$12,967
Oct 17	$7,016	$12,605	$6,936	$13,270
Nov 17	$7,106	$12,849	$7,023	$13,677
Dec 17	$7,723	$13,056	$7,647	$13,829
Jan 18	$8,145	$13,793	$8,067	$14,621
Feb 18	$7,056	$13,213	$6,988	$14,082
Mar 18	$7,088	$12,931	$7,018	$13,724
Apr 18	$8,056	$13,054	$7,978	$13,777
May 18	$8,059	$13,070	$7,980	$14,108
Jun 18	$7,801	$13,000	$7,725	$14,195
Jul 18	$7,715	$13,392	$7,643	$14,724
Aug 18	$7,332	$13,497	$7,266	$15,203
Sep 18	$7,477	$13,555	$7,413	$15,290
Oct 18	$6,103	$12,540	$6,050	$14,245
Nov 18	$5,367	$12,723	$5,320	$14,535
Dec 18	$4,254	$11,827	$4,213	$13,223
Jan 19	$5,118	$12,761	$5,071	$14,282
Feb 19	$5,184	$13,102	$5,135	$14,741
Mar 19	$5,218	$13,267	$5,169	$15,027
Apr 19	$5,057	$13,715	$5,009	$15,636
May 19	$3,969	$12,901	$3,931	$14,642
Jun 19	$4,490	$13,746	$4,448	$15,674
Jul 19	$4,368	$13,786	$4,330	$15,899
Aug 19	$3,478	$13,459	$3,447	$15,647
Sep 19	$3,564	$13,742	$3,533	$15,940
Oct 19	$3,380	$14,119	$3,351	$16,286
Nov 19	$3,541	$14,463	$3,511	$16,877
Dec 19	$4,111	$14,973	$4,078	$17,386
Jan 20	$3,378	$14,807	$3,347	$17,379
Feb 20	$2,775	$13,611	$2,747	$15,949
Mar 20	$1,247	$11,774	$1,222	$13,979
Apr 20	$1,700	$13,035	$1,667	$15,771
May 20	$1,838	$13,602	$1,801	$16,522
Jun 20	$1,886	$14,036	$1,849	$16,850
Jul 20	$1,937	$14,779	$1,899	$17,801
Aug 20	$1,942	$15,683	$1,902	$19,080
Sep 20	$1,514	$15,178	$1,485	$18,355
Oct 20	$1,482	$14,809	$1,454	$17,867
Nov 20	$2,138	$16,634	$2,096	$19,823
Dec 20	$2,413	$17,406	$2,366	$20,585
Jan 21	$2,548	$17,327	$2,499	$20,377
Feb 21	$3,144	$17,729	$3,093	$20,939
Mar 21	$2,997	$18,202	$2,949	$21,856
Apr 21	$2,864	$18,998	$2,819	$23,022
May 21	$3,335	$19,294	$3,283	$23,183
Jun 21	$3,435	$19,548	$3,379	$23,724
Jul 21	$2,995	$19,682	$2,948	$24,288
Aug 21	$2,912	$20,175	$2,866	$25,026
Sep 21	$3,089	$19,342	$3,042	$23,863
Oct 21	$3,297	$20,329	$3,247	$25,534
Nov 21	$2,797	$19,839	$2,755	$25,357
Dec 21	$2,924	$20,633	$2,882	$26,494
Jan 22	$3,571	$19,620	$3,520	$25,123
Feb 22	$3,927	$19,113	$3,871	$24,371
Mar 22	$4,471	$19,527	$4,408	$25,276
Apr 22	$4,179	$17,964	$4,120	$23,071
May 22	$4,647	$17,985	$4,582	$23,114
Jun 22	$3,683	$16,469	$3,631	$21,206
Jul 22	$3,827	$17,619	$3,774	$23,161
Aug 22	$3,792	$16,970	$3,739	$22,217
Sep 22	$3,341	$15,346	$3,296	$20,170
Oct 22	$4,723	$16,272	$4,661	$21,804
Nov 22	$4,826	$17,534	$4,762	$23,022
Dec 22	$4,858	$16,844	$4,798	$21,696
Jan 23	$5,275	$18,051	$5,211	$23,059
Feb 23	$4,963	$17,534	$4,902	$22,496
Mar 23	$4,432	$18,075	$4,379	$23,322
Apr 23	$4,381	$18,334	$4,330	$23,686
May 23	$3,943	$18,138	$3,896	$23,789
Jun 23	$4,596	$19,191	$4,543	$25,361
Jul 23	$5,490	$19,894	$5,428	$26,176
Aug 23	$5,443	$19,338	$5,381	$25,759
Sep 23	$5,508	$18,538	$5,446	$24,531
Oct 23	$5,186	$17,981	$5,129	$24,015
Nov 23	$4,992	$19,640	$4,937	$26,208
Dec 23	$5,014	$20,584	$4,960	$27,399
Jan 24	$4,739	$20,704	$4,690	$27,859
Feb 24	$4,811	$21,593	$4,760	$29,347
Mar 24	$5,452	$22,271	$5,395	$30,291
Apr 24	$5,075	$21,536	$5,023	$29,054
May 24	$5,207	$22,411	$5,153	$30,494
Jun 24	$5,124	$22,910	$5,072	$31,589
Jul 24	$5,467	$23,279	$5,413	$31,973
Aug 24	$4,834	$23,870	$4,786	$32,749
Sep 24	$4,596	$24,425	$4,550	$33,448
Oct 24	$4,448	$23,877	$4,405	$33,145
Nov 24	$4,907	$24,770	$4,860	$35,090
Dec 24	$4,484	$24,183	$4,440	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Oil Services ETF	(10.57)%	1.75%	(7.71)%
MVIS® US Listed Oil Services 25 Index (MVOIHTR)	(10.49)%	1.72%	(7.80)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$1,505,829,019
  Number of Portfolio Holdings26
  Portfolio Turnover Rate17%
  Advisory Fees Paid$6,413,847

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Oil & Gas Equipment & Services
82.3%
Oil & Gas Drilling
17.8%
Liabilities in excess of other assets
(0.1)%
-20
0
20
40
60
80
100

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Oil & Gas Drilling		17.8%
Oil & Gas Equipment & Services		82.3%

Top Ten Holdings (% of Total Net Assets)

Schlumberger NV	19.5%
Baker Hughes Co.	13.2%
Halliburton Co.	7.0%
Tenaris SA	5.1%
TechnipFMC Plc	4.9%
Noble Corp. Plc	4.6%
NOV, Inc.	4.5%
ChampionX Corp.	4.4%
Weatherford International Plc	4.2%
Cactus, Inc.	4.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Preferred Securities ex Financials ETF

Ticker: PFXF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Preferred Securities ex Financials ETF (the "Fund") for the period May 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Preferred Securities ex Financials ETF	$28Footnote Reference(a)	0.40%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

How did the Fund perform during the period?

  The Fund changed its fiscal year-end from April 30 to December 31. For the eight months ended December 31, 2024, the Fund gained 7.57% on a total return basis.

  The Fund had a positive total return during the period amid a benign credit environment that allowed for accumulation of coupon payments.

  Telecommunications and real estate exposures were top contributors to Fund performance during the period, while basic materials was the greatest detractor.

  From an issuer perspective, Lumen Technologies, Inc. was the top contributor performance, while Albemarle Corp. detracted the most.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

PFXF
PFAN
US00
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$15,860 - PFAN
$15,599 - PFXF
$11,456 - US00

	PFXF	US00	PFAN	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,243	$10,221	$10,160	$9,700
Feb 15	$10,364	$10,116	$10,282	$10,257
Mar 15	$10,235	$10,167	$10,158	$10,095
Apr 15	$10,354	$10,128	$10,282	$10,192
May 15	$10,370	$10,103	$10,302	$10,323
Jun 15	$10,088	$9,994	$10,024	$10,123
Jul 15	$10,242	$10,066	$10,176	$10,335
Aug 15	$10,150	$10,051	$10,084	$9,712
Sep 15	$9,903	$10,119	$9,843	$9,471
Oct 15	$10,107	$10,122	$10,045	$10,270
Nov 15	$10,043	$10,094	$9,986	$10,301
Dec 15	$9,969	$10,060	$10,007	$10,138
Jan 16	$10,027	$10,205	$9,962	$9,635
Feb 16	$10,119	$10,280	$10,056	$9,622
Mar 16	$10,554	$10,370	$10,490	$10,275
Apr 16	$10,745	$10,408	$10,676	$10,315
May 16	$10,852	$10,413	$10,778	$10,500
Jun 16	$11,079	$10,606	$11,012	$10,527
Jul 16	$11,235	$10,675	$11,160	$10,915
Aug 16	$11,196	$10,660	$11,116	$10,931
Sep 16	$11,126	$10,651	$11,038	$10,933
Oct 16	$10,989	$10,565	$10,911	$10,733
Nov 16	$10,553	$10,312	$10,470	$11,131
Dec 16	$10,547	$10,324	$10,539	$11,351
Jan 17	$10,920	$10,348	$10,823	$11,566
Feb 17	$11,124	$10,418	$11,008	$12,025
Mar 17	$11,176	$10,414	$11,055	$12,039
Apr 17	$11,268	$10,492	$11,140	$12,163
May 17	$11,268	$10,575	$11,129	$12,334
Jun 17	$11,363	$10,566	$11,217	$12,411
Jul 17	$11,464	$10,610	$11,309	$12,666
Aug 17	$11,528	$10,709	$11,371	$12,705
Sep 17	$11,522	$10,653	$11,361	$12,967
Oct 17	$11,529	$10,661	$11,374	$13,270
Nov 17	$11,516	$10,647	$11,362	$13,677
Dec 17	$11,417	$10,697	$11,319	$13,829
Jan 18	$11,273	$10,573	$11,121	$14,621
Feb 18	$11,266	$10,474	$11,106	$14,082
Mar 18	$11,343	$10,541	$11,188	$13,724
Apr 18	$11,333	$10,465	$11,178	$13,777
May 18	$11,454	$10,538	$11,296	$14,108
Jun 18	$11,694	$10,527	$11,534	$14,195
Jul 18	$11,777	$10,528	$11,622	$14,724
Aug 18	$11,963	$10,597	$11,821	$15,203
Sep 18	$11,767	$10,529	$11,627	$15,290
Oct 18	$11,459	$10,446	$11,325	$14,245
Nov 18	$11,264	$10,507	$11,133	$14,535
Dec 18	$10,929	$10,702	$10,877	$13,223
Jan 19	$11,803	$10,811	$11,662	$14,282
Feb 19	$12,005	$10,810	$11,866	$14,741
Mar 19	$12,178	$11,022	$12,039	$15,027
Apr 19	$12,228	$11,024	$12,100	$15,636
May 19	$12,260	$11,223	$12,131	$14,642
Jun 19	$12,516	$11,369	$12,392	$15,674
Jul 19	$12,765	$11,399	$12,642	$15,899
Aug 19	$12,871	$11,709	$12,753	$15,647
Sep 19	$13,019	$11,639	$12,904	$15,940
Oct 19	$13,031	$11,670	$12,920	$16,286
Nov 19	$12,937	$11,664	$12,830	$16,877
Dec 19	$13,132	$11,652	$13,127	$17,386
Jan 20	$13,471	$11,888	$13,369	$17,379
Feb 20	$12,664	$12,105	$12,572	$15,949
Mar 20	$10,784	$12,019	$10,711	$13,979
Apr 20	$12,162	$12,229	$12,073	$15,771
May 20	$12,443	$12,291	$12,357	$16,522
Jun 20	$12,148	$12,374	$12,053	$16,850
Jul 20	$12,864	$12,565	$12,768	$17,801
Aug 20	$13,104	$12,461	$13,010	$19,080
Sep 20	$13,013	$12,459	$12,920	$18,355
Oct 20	$13,193	$12,398	$13,101	$17,867
Nov 20	$13,811	$12,519	$13,720	$19,823
Dec 20	$14,181	$12,533	$14,179	$20,585
Jan 21	$14,122	$12,435	$14,038	$20,377
Feb 21	$13,939	$12,213	$13,854	$20,939
Mar 21	$14,474	$12,084	$14,391	$21,856
Apr 21	$14,690	$12,188	$14,630	$23,022
May 21	$14,797	$12,225	$14,735	$23,183
Jun 21	$15,015	$12,328	$14,944	$23,724
Jul 21	$15,249	$12,461	$15,189	$24,288
Aug 21	$15,319	$12,444	$15,294	$25,026
Sep 21	$15,128	$12,325	$15,096	$23,863
Oct 21	$15,580	$12,327	$15,531	$25,534
Nov 21	$15,125	$12,376	$15,129	$25,357
Dec 21	$15,912	$12,335	$15,878	$26,494
Jan 22	$15,151	$12,077	$15,143	$25,123
Feb 22	$14,669	$11,924	$14,690	$24,371
Mar 22	$15,039	$11,590	$15,049	$25,276
Apr 22	$14,160	$11,164	$14,144	$23,071
May 22	$14,472	$11,212	$14,463	$23,114
Jun 22	$13,450	$11,062	$13,490	$21,206
Jul 22	$14,367	$11,317	$14,387	$23,161
Aug 22	$13,892	$11,010	$13,923	$22,217
Sep 22	$13,028	$10,525	$13,100	$20,170
Oct 22	$12,788	$10,381	$12,875	$21,804
Nov 22	$13,414	$10,757	$13,515	$23,022
Dec 22	$12,871	$10,712	$12,955	$21,696
Jan 23	$14,205	$11,034	$14,288	$23,059
Feb 23	$13,981	$10,757	$14,077	$22,496
Mar 23	$13,723	$11,030	$13,816	$23,322
Apr 23	$13,806	$11,100	$13,897	$23,686
May 23	$13,620	$10,980	$13,706	$23,789
Jun 23	$14,059	$10,940	$14,180	$25,361
Jul 23	$14,087	$10,931	$14,197	$26,176
Aug 23	$14,080	$10,862	$14,198	$25,759
Sep 23	$13,565	$10,592	$13,685	$24,531
Oct 23	$12,945	$10,428	$13,054	$24,015
Nov 23	$14,072	$10,886	$14,193	$26,208
Dec 23	$14,339	$11,290	$14,468	$27,399
Jan 24	$14,670	$11,276	$14,802	$27,859
Feb 24	$14,919	$11,122	$15,053	$29,347
Mar 24	$14,835	$11,215	$14,997	$30,291
Apr 24	$14,502	$10,945	$14,654	$29,054
May 24	$15,091	$11,130	$15,247	$30,494
Jun 24	$14,814	$11,237	$14,958	$31,589
Jul 24	$14,786	$11,497	$14,961	$31,973
Aug 24	$15,373	$11,660	$15,579	$32,749
Sep 24	$15,868	$11,817	$16,070	$33,448
Oct 24	$15,715	$11,528	$15,905	$33,145
Nov 24	$15,800	$11,644	$16,000	$35,090
Dec 24	$15,599	$11,456	$15,860	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Preferred Securities ex Financials ETF	8.79%	3.50%	4.55%
ICE Exchange-Listed Fixed & Adj Rate Non-Financial Pref Sec Ind (PFAN)	9.62%	3.85%	4.72%
ICE BofA US Broad Market Index (US00)	1.47%	(0.34)%	1.37%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

PFAN replaced the Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) effective June 1, 2021. Index history prior to June 1, 2021 reflects the performance of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$1,901,051,826
  Number of Portfolio Holdings100
  Portfolio Turnover Rate30%
  Advisory Fees Paid$4,898,451

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Electric Utilities & IPPs 24.4%
Residential & Commercial REITs 21.0%
Aerospace & Defense 13.2%
Telecommunications Services 13.1%
Food & Tobacco 4.5%
Automobiles & Auto Parts 3.8%
Computers Phones & Household Electronics 3.6%
Multiline Utilities 3.6%
Chemicals 3.5%
Machinery; Equipment & Components 2.1%
Real Estate Operations 1.9%
Investment Banking & Investment Services 1.4%
Diversified Retail 1.3%
Other Investments 2.4%
Other assets less liabilities 0.2%
0
5
10
15
20
25

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		2.4%
Diversified Retail		1.3%
Investment Banking & Investment Services		1.4%
Real Estate Operations		1.9%
Machinery; Equipment & Components		2.1%
Chemicals		3.5%
Multiline Utilities		3.6%
Computers Phones & Household Electronics		3.6%
Automobiles & Auto Parts		3.8%
Food & Tobacco		4.5%
Telecommunications Services		13.1%
Aerospace & Defense		13.2%
Residential & Commercial REITs		21.0%
Electric Utilities & IPPs		24.4%

Top Ten Holdings (% of Total Net Assets)

Boeing Co., 6.00%, 10/15/2027	13.2%
NextEra Energy, Inc., 7.30%, 6/1/2027	3.7%
Hewlett Packard Enterprise Co., 7.62%, 9/1/2027	3.6%
Albemarle Corp., 7.25%, 3/1/2027	3.5%
NextEra Energy, Inc., 6.93%, 9/1/2025	3.1%
AT&T, Inc., 4.75%	2.6%
NextEra Energy, Inc., 7.23%, 11/1/2027	2.6%
AT&T, Inc., 5.35%, 11/1/2066	2.4%
AT&T, Inc., 5.00%	1.9%
Duke Energy Corp., 5.75%	1.8%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

During the period, the Fund's fiscal year-end changed from April 30 to December 31.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Rare Earth and Strategic Metals ETF

Ticker: REMX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Rare Earth and Strategic Metals ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Rare Earth and Strategic Metals ETF	$47	0.58%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on industrial metals broadly.

  The Fund’s exposure to Australia was by far the leading detractor from performance for the period, followed by Canada and the United Kingdom.

  The leading individual detractors from performance were Liontown Resources, Pilbara Minerals and Albermarle.

  The Fund’s exposure to China was the largest positive contributor to performance for the period, albeit a very small positive contribution.

  The leading individual contributors to performance were China Northern Rare Earth, Xiamen Tungsten, and Jinduicheng Molybdenum Co.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

REMX
MVREMXTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$34,254 - SPTR
$24,183 - NDUEACWF
$7,132 - REMX
$6,886 - MVREMXTR
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	REMX	NDUEACWF	MVREMXTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,388	$9,844	$9,385	$9,700
Feb 15	$10,447	$10,392	$10,417	$10,257
Mar 15	$9,859	$10,231	$9,820	$10,095
Apr 15	$10,820	$10,528	$10,783	$10,192
May 15	$10,239	$10,514	$10,181	$10,323
Jun 15	$8,792	$10,266	$8,734	$10,123
Jul 15	$7,623	$10,355	$7,545	$10,335
Aug 15	$6,846	$9,646	$6,773	$9,712
Sep 15	$5,889	$9,296	$5,802	$9,471
Oct 15	$6,359	$10,026	$6,302	$10,270
Nov 15	$6,120	$9,943	$6,046	$10,301
Dec 15	$5,624	$9,764	$5,589	$10,138
Jan 16	$4,888	$9,175	$4,800	$9,635
Feb 16	$5,398	$9,112	$5,344	$9,622
Mar 16	$6,047	$9,787	$5,979	$10,275
Apr 16	$6,610	$9,931	$6,574	$10,315
May 16	$6,569	$9,944	$6,499	$10,500
Jun 16	$6,799	$9,884	$6,675	$10,527
Jul 16	$7,021	$10,310	$6,931	$10,915
Aug 16	$6,947	$10,344	$6,869	$10,931
Sep 16	$6,610	$10,408	$6,551	$10,933
Oct 16	$6,586	$10,231	$6,557	$10,733
Nov 16	$7,190	$10,309	$7,160	$11,131
Dec 16	$7,105	$10,531	$7,078	$11,351
Jan 17	$7,883	$10,819	$7,810	$11,566
Feb 17	$8,157	$11,123	$8,089	$12,025
Mar 17	$7,564	$11,259	$7,491	$12,039
Apr 17	$7,232	$11,434	$7,166	$12,163
May 17	$7,316	$11,687	$7,223	$12,334
Jun 17	$7,396	$11,740	$7,318	$12,411
Jul 17	$9,061	$12,068	$8,955	$12,666
Aug 17	$9,742	$12,114	$9,595	$12,705
Sep 17	$10,755	$12,348	$10,586	$12,967
Oct 17	$11,453	$12,605	$11,259	$13,270
Nov 17	$12,041	$12,849	$11,818	$13,677
Dec 17	$12,892	$13,056	$12,729	$13,829
Jan 18	$13,295	$13,793	$13,108	$14,621
Feb 18	$13,026	$13,213	$12,926	$14,082
Mar 18	$12,081	$12,931	$11,786	$13,724
Apr 18	$11,834	$13,054	$11,650	$13,777
May 18	$11,145	$13,070	$10,935	$14,108
Jun 18	$10,079	$13,000	$9,867	$14,195
Jul 18	$9,603	$13,392	$9,421	$14,724
Aug 18	$8,805	$13,497	$8,642	$15,203
Sep 18	$8,775	$13,555	$8,604	$15,290
Oct 18	$7,770	$12,540	$7,582	$14,245
Nov 18	$8,060	$12,723	$7,845	$14,535
Dec 18	$6,614	$11,827	$6,477	$13,223
Jan 19	$7,116	$12,761	$6,866	$14,282
Feb 19	$7,765	$13,102	$7,517	$14,741
Mar 19	$7,638	$13,267	$7,378	$15,027
Apr 19	$7,038	$13,715	$6,787	$15,636
May 19	$7,282	$12,901	$7,045	$14,642
Jun 19	$7,365	$13,746	$7,098	$15,674
Jul 19	$6,804	$13,786	$6,609	$15,899
Aug 19	$5,974	$13,459	$5,762	$15,647
Sep 19	$6,188	$13,742	$5,963	$15,940
Oct 19	$6,094	$14,119	$5,872	$16,286
Nov 19	$6,137	$14,463	$5,905	$16,877
Dec 19	$6,674	$14,973	$6,428	$17,386
Jan 20	$6,337	$14,807	$6,190	$17,379
Feb 20	$5,596	$13,611	$5,327	$15,949
Mar 20	$4,641	$11,774	$4,498	$13,979
Apr 20	$5,206	$13,035	$5,045	$15,771
May 20	$5,550	$13,602	$5,324	$16,522
Jun 20	$5,663	$14,036	$5,386	$16,850
Jul 20	$6,539	$14,779	$6,256	$17,801
Aug 20	$6,803	$15,683	$6,539	$19,080
Sep 20	$6,335	$15,178	$6,000	$18,355
Oct 20	$6,685	$14,809	$6,348	$17,867
Nov 20	$9,022	$16,634	$8,574	$19,823
Dec 20	$10,893	$17,406	$10,384	$20,585
Jan 21	$12,506	$17,327	$11,997	$20,377
Feb 21	$13,861	$17,729	$13,236	$20,939
Mar 21	$12,478	$18,202	$11,873	$21,856
Apr 21	$13,350	$18,998	$12,824	$23,022
May 21	$13,853	$19,294	$13,540	$23,183
Jun 21	$14,231	$19,548	$13,657	$23,724
Jul 21	$17,945	$19,682	$17,257	$24,288
Aug 21	$19,562	$20,175	$18,926	$25,026
Sep 21	$17,246	$19,342	$16,827	$23,863
Oct 21	$19,349	$20,329	$18,649	$25,534
Nov 21	$20,513	$19,839	$19,916	$25,357
Dec 21	$19,618	$20,633	$18,979	$26,494
Jan 22	$17,800	$19,620	$17,027	$25,123
Feb 22	$19,298	$19,113	$18,530	$24,371
Mar 22	$20,743	$19,527	$20,304	$25,276
Apr 22	$16,760	$17,964	$16,579	$23,071
May 22	$17,904	$17,985	$17,471	$23,114
Jun 22	$15,278	$16,469	$14,284	$21,206
Jul 22	$16,292	$17,619	$15,039	$23,161
Aug 22	$16,870	$16,970	$15,921	$22,217
Sep 22	$14,632	$15,346	$13,886	$20,170
Oct 22	$15,061	$16,272	$14,185	$21,804
Nov 22	$16,335	$17,534	$15,144	$23,022
Dec 22	$13,599	$16,844	$12,862	$21,696
Jan 23	$16,913	$18,051	$15,837	$23,059
Feb 23	$15,111	$17,534	$14,406	$22,496
Mar 23	$14,565	$18,075	$13,787	$23,322
Apr 23	$14,201	$18,334	$13,402	$23,686
May 23	$14,140	$18,138	$13,437	$23,789
Jun 23	$14,838	$19,191	$14,079	$25,361
Jul 23	$14,557	$19,894	$13,818	$26,176
Aug 23	$12,624	$19,338	$12,028	$25,759
Sep 23	$11,928	$18,538	$11,377	$24,531
Oct 23	$10,206	$17,981	$9,642	$24,015
Nov 23	$10,154	$19,640	$9,618	$26,208
Dec 23	$11,017	$20,584	$10,493	$27,399
Jan 24	$8,584	$20,704	$8,088	$27,859
Feb 24	$9,336	$21,593	$8,805	$29,347
Mar 24	$9,151	$22,271	$8,615	$30,291
Apr 24	$9,006	$21,536	$8,622	$29,054
May 24	$9,263	$22,411	$8,771	$30,494
Jun 24	$7,594	$22,910	$7,200	$31,589
Jul 24	$7,451	$23,279	$7,043	$31,973
Aug 24	$7,195	$23,870	$6,881	$32,749
Sep 24	$8,282	$24,425	$7,956	$33,448
Oct 24	$8,315	$23,877	$7,973	$33,145
Nov 24	$8,187	$24,770	$7,868	$35,090
Dec 24	$7,132	$24,183	$6,886	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Rare Earth and Strategic Metals ETF	(35.27)%	1.34%	(3.32)%
MVIS® Global Rare Earth/Strategic Metals Index (MVREMXTR)	(34.38)%	1.38%	(3.66)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$219,591,299
  Number of Portfolio Holdings25
  Portfolio Turnover Rate34%
  Advisory Fees Paid$1,502,321

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
99.9%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.1%
Materials		99.9%

Top Ten Holdings (% of Total Net Assets)

Arcadium Lithium Plc	8.8%
Albemarle Corp.	7.3%
Sociedad Quimica y Minera de Chile SA	6.9%
China Northern Rare Earth Group High-Tech Co. Ltd.	6.5%
Lynas Rare Earths Ltd.	5.8%
Pilbara Minerals Ltd.	5.1%
MP Materials Corp.	4.8%
Jinduicheng Molybdenum Co. Ltd.	4.5%
Xiamen Tungsten Co. Ltd.	4.5%
Ganfeng Lithium Group Co. Ltd.	4.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 1, 2024, the Fund's name changed from VanEck Rare Earth/Strategic Metals ETF to VanEck Rare Earth and Strategic Metals ETF.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Russia ETF

Ticker: RSX

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Russia ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia ETF	$100	0.32%

How did the Fund perform last year?

  Since December 28, 2022, the Fund has been operating under a Plan of Liquidation and Termination which was approved by the Board of Trustees of the Fund.

  Performance during the period resulted from sales of investments which were previously being fair valued at zero, a corporate action, securities loaned close outs, and interest on money market fund holdings.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

RSX
SPTR
NDUEACWF
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$6,710 - RSX

	RSX	NDUEACWF	SPTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,501	$9,844	$9,700
Feb 15	$11,580	$10,392	$10,257
Mar 15	$11,270	$10,231	$10,095
Apr 15	$12,973	$10,528	$10,192
May 15	$12,505	$10,514	$10,323
Jun 15	$11,897	$10,266	$10,123
Jul 15	$11,290	$10,355	$10,335
Aug 15	$10,742	$9,646	$9,712
Sep 15	$10,346	$9,296	$9,471
Oct 15	$11,026	$10,026	$10,270
Nov 15	$11,026	$9,943	$10,301
Dec 15	$10,039	$9,764	$10,138
Jan 16	$9,827	$9,175	$9,635
Feb 16	$9,855	$9,112	$9,622
Mar 16	$11,256	$9,787	$10,275
Apr 16	$12,137	$9,931	$10,315
May 16	$11,625	$9,944	$10,500
Jun 16	$11,967	$9,884	$10,527
Jul 16	$12,206	$10,310	$10,915
Aug 16	$12,459	$10,344	$10,931
Sep 16	$12,746	$10,408	$10,933
Oct 16	$12,643	$10,231	$10,733
Nov 16	$13,238	$10,309	$11,131
Dec 16	$14,649	$10,531	$11,351
Jan 17	$14,958	$10,819	$11,566
Feb 17	$14,145	$11,123	$12,025
Mar 17	$14,367	$11,259	$12,039
Apr 17	$14,506	$11,434	$12,163
May 17	$13,728	$11,687	$12,334
Jun 17	$13,242	$11,740	$12,411
Jul 17	$13,811	$12,068	$12,666
Aug 17	$14,819	$12,114	$12,705
Sep 17	$15,465	$12,348	$12,967
Oct 17	$15,201	$12,605	$13,270
Nov 17	$15,055	$12,849	$13,677
Dec 17	$15,325	$13,056	$13,829
Jan 18	$16,985	$13,793	$14,621
Feb 18	$16,891	$13,213	$14,082
Mar 18	$16,362	$12,931	$13,724
Apr 18	$15,383	$13,054	$13,777
May 18	$15,253	$13,070	$14,108
Jun 18	$15,180	$13,000	$14,195
Jul 18	$15,753	$13,392	$14,724
Aug 18	$14,506	$13,497	$15,203
Sep 18	$15,731	$13,555	$15,290
Oct 18	$15,086	$12,540	$14,245
Nov 18	$14,897	$12,723	$14,535
Dec 18	$14,333	$11,827	$13,223
Jan 19	$16,103	$12,761	$14,282
Feb 19	$15,683	$13,102	$14,741
Mar 19	$15,783	$13,267	$15,027
Apr 19	$16,400	$13,715	$15,636
May 19	$16,568	$12,901	$14,642
Jun 19	$18,109	$13,746	$15,674
Jul 19	$17,985	$13,786	$15,899
Aug 19	$17,067	$13,459	$15,647
Sep 19	$17,421	$13,742	$15,940
Oct 19	$18,417	$14,119	$16,286
Nov 19	$18,557	$14,463	$16,877
Dec 19	$20,123	$14,973	$17,386
Jan 20	$19,814	$14,807	$17,379
Feb 20	$17,330	$13,611	$15,949
Mar 20	$13,546	$11,774	$13,979
Apr 20	$15,392	$13,035	$15,771
May 20	$16,587	$13,602	$16,522
Jun 20	$16,784	$14,036	$16,850
Jul 20	$17,603	$14,779	$17,801
Aug 20	$18,238	$15,683	$19,080
Sep 20	$16,913	$15,178	$18,355
Oct 20	$15,753	$14,809	$17,867
Nov 20	$18,208	$16,634	$19,823
Dec 20	$19,846	$17,406	$20,585
Jan 21	$19,710	$17,327	$20,377
Feb 21	$20,445	$17,729	$20,939
Mar 21	$21,442	$18,202	$21,856
Apr 21	$21,555	$18,998	$23,022
May 21	$23,380	$19,294	$23,183
Jun 21	$24,172	$19,548	$23,724
Jul 21	$23,887	$19,682	$24,288
Aug 21	$24,435	$20,175	$25,026
Sep 21	$25,295	$19,342	$23,863
Oct 21	$26,581	$20,329	$25,534
Nov 21	$23,470	$19,839	$25,357
Dec 21	$23,566	$20,633	$26,494
Jan 22	$21,153	$19,620	$25,123
Feb 22	$6,896	$19,113	$24,371
Mar 22	$301	$19,527	$25,276
Apr 22	$298	$17,964	$23,071
May 22	$277	$17,985	$23,114
Jun 22	$356	$16,469	$21,206
Jul 22	$333	$17,619	$23,161
Aug 22	$327	$16,970	$22,217
Sep 22	$305	$15,346	$20,170
Oct 22	$304	$16,272	$21,804
Nov 22	$334	$17,534	$23,022
Dec 22	$324	$16,844	$21,696
Jan 23	$325	$18,051	$23,059
Feb 23	$327	$17,534	$22,496
Mar 23	$329	$18,075	$23,322
Apr 23	$330	$18,334	$23,686
May 23	$506	$18,138	$23,789
Jun 23	$661	$19,191	$25,361
Jul 23	$663	$19,894	$26,176
Aug 23	$669	$19,338	$25,759
Sep 23	$1,271	$18,538	$24,531
Oct 23	$1,276	$17,981	$24,015
Nov 23	$1,282	$19,640	$26,208
Dec 23	$1,286	$20,584	$27,399
Jan 24	$3,796	$20,704	$27,859
Feb 24	$3,905	$21,593	$29,347
Mar 24	$3,921	$22,271	$30,291
Apr 24	$3,954	$21,536	$29,054
May 24	$3,952	$22,411	$30,494
Jun 24	$6,075	$22,910	$31,589
Jul 24	$6,119	$23,279	$31,973
Aug 24	$6,488	$23,870	$32,749
Sep 24	$6,514	$24,425	$33,448
Oct 24	$6,661	$23,877	$33,145
Nov 24	$6,693	$24,770	$35,090
Dec 24	$6,710	$24,183	$34,254

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Russia ETF	421.94%	(19.72)%	(3.91)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$32,177,706
  Number of Portfolio Holdings29
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Money Market Fund
100.5%
Liabilities in excess of other assets *
(0.5)%
-20
0
20
40
60
80
100
120

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(0.5)%
Money Market Fund		100.5%
Footnote	Description
Footnote*	Includes securities being fair valued at zero.

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

The Fund's net expense ratio decreased to 0.32% for the year ended December 31, 2024 from 0.47% for the year ended December 31, 2023 primarily as a result of increased average net assets.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Russia Small-Cap ETF

Ticker: RSXJ

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Russia Small-Cap ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia Small-Cap ETF	$282	0.72%

How did the Fund perform last year?

  Since December 28, 2022, the Fund has been operating under a Plan of Liquidation and Termination which was approved by the Board of Trustees of the Fund.

  Performance during the period resulted from sales of investments which were previously being fair valued at zero and interest on money market fund holdings.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

RSXJ
SPTR
NDUEACWF
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$2,125 - RSXJ

	RSXJ	NDUEACWF	SPTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,398	$9,844	$9,700
Feb 15	$11,352	$10,392	$10,257
Mar 15	$10,867	$10,231	$10,095
Apr 15	$12,592	$10,528	$10,192
May 15	$12,561	$10,514	$10,323
Jun 15	$11,413	$10,266	$10,123
Jul 15	$10,934	$10,355	$10,335
Aug 15	$10,133	$9,646	$9,712
Sep 15	$9,520	$9,296	$9,471
Oct 15	$10,898	$10,026	$10,270
Nov 15	$10,770	$9,943	$10,301
Dec 15	$10,048	$9,764	$10,138
Jan 16	$9,137	$9,175	$9,635
Feb 16	$9,465	$9,112	$9,622
Mar 16	$11,609	$9,787	$10,275
Apr 16	$12,676	$9,931	$10,315
May 16	$12,832	$9,944	$10,500
Jun 16	$13,919	$9,884	$10,527
Jul 16	$14,705	$10,310	$10,915
Aug 16	$15,397	$10,344	$10,931
Sep 16	$16,479	$10,408	$10,933
Oct 16	$17,322	$10,231	$10,733
Nov 16	$18,477	$10,309	$11,131
Dec 16	$20,203	$10,531	$11,351
Jan 17	$21,651	$10,819	$11,566
Feb 17	$21,013	$11,123	$12,025
Mar 17	$21,768	$11,259	$12,039
Apr 17	$21,757	$11,434	$12,163
May 17	$21,901	$11,687	$12,334
Jun 17	$20,843	$11,740	$12,411
Jul 17	$21,316	$12,068	$12,666
Aug 17	$22,921	$12,114	$12,705
Sep 17	$22,666	$12,348	$12,967
Oct 17	$22,964	$12,605	$13,270
Nov 17	$21,794	$12,849	$13,677
Dec 17	$22,428	$13,056	$13,829
Jan 18	$23,795	$13,793	$14,621
Feb 18	$23,492	$13,213	$14,082
Mar 18	$23,299	$12,931	$13,724
Apr 18	$21,022	$13,054	$13,777
May 18	$20,735	$13,070	$14,108
Jun 18	$19,903	$13,000	$14,195
Jul 18	$19,611	$13,392	$14,724
Aug 18	$17,962	$13,497	$15,203
Sep 18	$17,846	$13,555	$15,290
Oct 18	$16,760	$12,540	$14,245
Nov 18	$17,036	$12,723	$14,535
Dec 18	$15,905	$11,827	$13,223
Jan 19	$17,880	$12,761	$14,282
Feb 19	$17,777	$13,102	$14,741
Mar 19	$17,685	$13,267	$15,027
Apr 19	$18,019	$13,715	$15,636
May 19	$18,192	$12,901	$14,642
Jun 19	$19,902	$13,746	$15,674
Jul 19	$20,247	$13,786	$15,899
Aug 19	$19,551	$13,459	$15,647
Sep 19	$19,646	$13,742	$15,940
Oct 19	$19,776	$14,119	$16,286
Nov 19	$20,215	$14,463	$16,877
Dec 19	$21,657	$14,973	$17,386
Jan 20	$22,975	$14,807	$17,379
Feb 20	$20,581	$13,611	$15,949
Mar 20	$14,530	$11,774	$13,979
Apr 20	$16,441	$13,035	$15,771
May 20	$17,569	$13,602	$16,522
Jun 20	$18,806	$14,036	$16,850
Jul 20	$19,958	$14,779	$17,801
Aug 20	$20,574	$15,683	$19,080
Sep 20	$19,734	$15,178	$18,355
Oct 20	$18,745	$14,809	$17,867
Nov 20	$21,698	$16,634	$19,823
Dec 20	$22,790	$17,406	$20,585
Jan 21	$22,530	$17,327	$20,377
Feb 21	$23,292	$17,729	$20,939
Mar 21	$22,933	$18,202	$21,856
Apr 21	$23,046	$18,998	$23,022
May 21	$23,595	$19,294	$23,183
Jun 21	$23,111	$19,548	$23,724
Jul 21	$23,086	$19,682	$24,288
Aug 21	$24,101	$20,175	$25,026
Sep 21	$23,688	$19,342	$23,863
Oct 21	$25,007	$20,329	$25,534
Nov 21	$22,408	$19,839	$25,357
Dec 21	$22,043	$20,633	$26,494
Jan 22	$19,859	$19,620	$25,123
Feb 22	$8,564	$19,113	$24,371
Mar 22	$502	$19,527	$25,276
Apr 22	$448	$17,964	$23,071
May 22	$453	$17,985	$23,114
Jun 22	$428	$16,469	$21,206
Jul 22	$428	$17,619	$23,161
Aug 22	$416	$16,970	$22,217
Sep 22	$379	$15,346	$20,170
Oct 22	$350	$16,272	$21,804
Nov 22	$323	$17,534	$23,022
Dec 22	$295	$16,844	$21,696
Jan 23	$292	$18,051	$23,059
Feb 23	$294	$17,534	$22,496
Mar 23	$295	$18,075	$23,322
Apr 23	$295	$18,334	$23,686
May 23	$295	$18,138	$23,789
Jun 23	$296	$19,191	$25,361
Jul 23	$306	$19,894	$26,176
Aug 23	$307	$19,338	$25,759
Sep 23	$309	$18,538	$24,531
Oct 23	$310	$17,981	$24,015
Nov 23	$312	$19,640	$26,208
Dec 23	$312	$20,584	$27,399
Jan 24	$313	$20,704	$27,859
Feb 24	$316	$21,593	$29,347
Mar 24	$317	$22,271	$30,291
Apr 24	$318	$21,536	$29,054
May 24	$320	$22,411	$30,494
Jun 24	$321	$22,910	$31,589
Jul 24	$1,388	$23,279	$31,973
Aug 24	$1,393	$23,870	$32,749
Sep 24	$2,094	$24,425	$33,448
Oct 24	$2,101	$23,877	$33,145
Nov 24	$2,119	$24,770	$35,090
Dec 24	$2,125	$24,183	$34,254

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Russia Small-Cap ETF	580.57%	(37.14)%	(14.35)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$338,805
  Number of Portfolio Holdings23
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Money Market Fund
118.6%
Liabilities in excess of other assets *
(18.6)%
-40
-20
0
20
40
60
80
100
120
140

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(18.6)%
Money Market Fund		118.6%
Footnote	Description
Footnote*	Includes securities being fair valued at zero.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Steel ETF

Ticker: SLX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Steel ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Steel ETF	$51	0.56%

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on industrial metals broadly.

  The Fund’s notable exposure to materials was the leading sector detractor from performance while exposure to Brazil, the United States and South Korea were the leading detractors from performance for the period.

  The leading individual detractors from performance were Vale, Companhia Sinderurgica Nacional and Cleveland-Cliffs.

  The Fund’s exposure to energy was the only contributing sector to performance and Canada was the only positive country contributor to performance for the period.

  The leading individual contributors to performance were Carpenter Technology, ATI and Tenaris.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

SLX
SPTR
NDUEACWF
STEELTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$25,029 - STEELTR
$24,183 - NDUEACWF
$23,928 - SLX

	SLX	NDUEACWF	SPTR	STEELTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$8,925	$9,844	$9,700	$8,927
Feb 15	$9,594	$10,392	$10,257	$9,595
Mar 15	$8,801	$10,231	$10,095	$8,806
Apr 15	$9,952	$10,528	$10,192	$9,966
May 15	$9,312	$10,514	$10,323	$9,324
Jun 15	$8,581	$10,266	$10,123	$8,592
Jul 15	$7,602	$10,355	$10,335	$7,614
Aug 15	$7,173	$9,646	$9,712	$7,185
Sep 15	$6,107	$9,296	$9,471	$6,102
Oct 15	$6,733	$10,026	$10,270	$6,717
Nov 15	$6,336	$9,943	$10,301	$6,316
Dec 15	$5,797	$9,764	$10,138	$5,784
Jan 16	$5,215	$9,175	$9,635	$5,201
Feb 16	$5,779	$9,112	$9,622	$5,762
Mar 16	$7,413	$9,787	$10,275	$7,372
Apr 16	$8,803	$9,931	$10,315	$8,749
May 16	$7,410	$9,944	$10,500	$7,363
Jun 16	$8,209	$9,884	$10,527	$8,155
Jul 16	$9,554	$10,310	$10,915	$9,489
Aug 16	$8,835	$10,344	$10,931	$8,774
Sep 16	$9,186	$10,408	$10,933	$9,121
Oct 16	$9,863	$10,231	$10,733	$9,796
Nov 16	$11,775	$10,309	$11,131	$11,698
Dec 16	$11,349	$10,531	$11,351	$11,270
Jan 17	$12,373	$10,819	$11,566	$12,289
Feb 17	$12,856	$11,123	$12,025	$12,777
Mar 17	$12,112	$11,259	$12,039	$12,048
Apr 17	$11,412	$11,434	$12,163	$11,359
May 17	$10,965	$11,687	$12,334	$10,916
Jun 17	$11,556	$11,740	$12,411	$11,504
Jul 17	$12,352	$12,068	$12,666	$12,301
Aug 17	$12,802	$12,114	$12,705	$12,754
Sep 17	$12,658	$12,348	$12,967	$12,614
Oct 17	$12,712	$12,605	$13,270	$12,673
Nov 17	$12,718	$12,849	$13,677	$12,682
Dec 17	$14,058	$13,056	$13,829	$14,046
Jan 18	$15,204	$13,793	$14,621	$15,189
Feb 18	$15,114	$13,213	$14,082	$15,107
Mar 18	$14,072	$12,931	$13,724	$14,064
Apr 18	$14,881	$13,054	$13,777	$14,875
May 18	$14,705	$13,070	$14,108	$14,708
Jun 18	$13,930	$13,000	$14,195	$13,940
Jul 18	$14,733	$13,392	$14,724	$14,750
Aug 18	$13,568	$13,497	$15,203	$13,590
Sep 18	$14,118	$13,555	$15,290	$14,155
Oct 18	$13,109	$12,540	$14,245	$13,149
Nov 18	$12,347	$12,723	$14,535	$12,383
Dec 18	$11,395	$11,827	$13,223	$11,426
Jan 19	$12,964	$12,761	$14,282	$12,985
Feb 19	$13,082	$13,102	$14,741	$13,109
Mar 19	$13,069	$13,267	$15,027	$13,104
Apr 19	$12,601	$13,715	$15,636	$12,637
May 19	$11,490	$12,901	$14,642	$11,528
Jun 19	$12,801	$13,746	$15,674	$12,848
Jul 19	$12,178	$13,786	$15,899	$12,227
Aug 19	$10,657	$13,459	$15,647	$10,699
Sep 19	$11,083	$13,742	$15,940	$11,132
Oct 19	$11,274	$14,119	$16,286	$11,330
Nov 19	$11,998	$14,463	$16,877	$12,062
Dec 19	$12,651	$14,973	$17,386	$12,751
Jan 20	$11,270	$14,807	$17,379	$11,344
Feb 20	$9,848	$13,611	$15,949	$9,919
Mar 20	$7,350	$11,774	$13,979	$7,390
Apr 20	$7,988	$13,035	$15,771	$8,034
May 20	$8,749	$13,602	$16,522	$8,804
Jun 20	$9,258	$14,036	$16,850	$9,319
Jul 20	$9,601	$14,779	$17,801	$9,668
Aug 20	$10,323	$15,683	$19,080	$10,408
Sep 20	$10,369	$15,178	$18,355	$10,461
Oct 20	$10,749	$14,809	$17,867	$10,861
Nov 20	$13,334	$16,634	$19,823	$13,476
Dec 20	$15,254	$17,406	$20,585	$15,465
Jan 21	$14,817	$17,327	$20,377	$15,029
Feb 21	$16,598	$17,729	$20,939	$16,843
Mar 21	$19,066	$18,202	$21,856	$19,399
Apr 21	$20,270	$18,998	$23,022	$20,627
May 21	$21,624	$19,294	$23,183	$22,018
Jun 21	$21,206	$19,548	$23,724	$21,606
Jul 21	$22,152	$19,682	$24,288	$22,579
Aug 21	$21,389	$20,175	$25,026	$21,812
Sep 21	$18,889	$19,342	$23,863	$19,258
Oct 21	$19,268	$20,329	$25,534	$19,665
Nov 21	$17,777	$19,839	$25,357	$18,151
Dec 21	$19,511	$20,633	$26,494	$19,926
Jan 22	$19,186	$19,620	$25,123	$19,602
Feb 22	$22,002	$19,113	$24,371	$22,488
Mar 22	$24,870	$19,527	$25,276	$25,467
Apr 22	$22,825	$17,964	$23,071	$23,384
May 22	$23,037	$17,985	$23,114	$23,622
Jun 22	$18,145	$16,469	$21,206	$18,595
Jul 22	$19,760	$17,619	$23,161	$20,254
Aug 22	$19,382	$16,970	$22,217	$19,881
Sep 22	$17,474	$15,346	$20,170	$17,912
Oct 22	$19,456	$16,272	$21,804	$19,948
Nov 22	$22,875	$17,534	$23,022	$23,461
Dec 22	$22,218	$16,844	$21,696	$22,848
Jan 23	$26,141	$18,051	$23,059	$26,903
Feb 23	$25,399	$17,534	$22,496	$26,152
Mar 23	$24,534	$18,075	$23,322	$25,289
Apr 23	$23,411	$18,334	$23,686	$24,143
May 23	$21,384	$18,138	$23,789	$22,068
Jun 23	$24,605	$19,191	$25,361	$25,417
Jul 23	$27,165	$19,894	$26,176	$28,071
Aug 23	$25,917	$19,338	$25,759	$26,800
Sep 23	$25,142	$18,538	$24,531	$26,013
Oct 23	$24,066	$17,981	$24,015	$24,908
Nov 23	$26,894	$19,640	$26,208	$27,847
Dec 23	$29,157	$20,584	$27,399	$30,288
Jan 24	$27,438	$20,704	$27,859	$28,513
Feb 24	$27,911	$21,593	$29,347	$29,018
Mar 24	$28,662	$22,271	$30,291	$29,827
Apr 24	$27,187	$21,536	$29,054	$28,307
May 24	$28,214	$22,411	$30,494	$29,404
Jun 24	$26,322	$22,910	$31,589	$27,441
Jul 24	$27,747	$23,279	$31,973	$28,939
Aug 24	$26,372	$23,870	$32,749	$27,529
Sep 24	$27,833	$24,425	$33,448	$29,063
Oct 24	$26,516	$23,877	$33,145	$27,699
Nov 24	$28,136	$24,770	$35,090	$29,401
Dec 24	$23,928	$24,183	$34,254	$25,029

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Steel ETF	(17.93)%	13.59%	9.12%
NYSE Arca Steel Index (STEELTR)	(17.36)%	14.44%	9.61%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$74,583,472
  Number of Portfolio Holdings27
  Portfolio Turnover Rate14%
  Advisory Fees Paid$458,495

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
92.4%
Energy
5.1%
Industrials
2.4%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.1%
Industrials		2.4%
Energy		5.1%
Materials		92.4%

Top Ten Holdings (% of Total Net Assets)

Rio Tinto Plc	10.9%
Vale SA	8.3%
Nucor Corp.	5.7%
Tenaris SA	5.1%
ArcelorMittal SA	5.0%
Steel Dynamics, Inc.	5.0%
Reliance, Inc.	5.0%
United States Steel Corp.	4.9%
POSCO Holdings, Inc.	4.9%
ATI, Inc.	4.6%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Uranium and Nuclear ETF

Ticker: NLR

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Uranium and Nuclear ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Uranium and Nuclear ETF	$60	0.56%

How did the Fund perform last year?

  During the period, nuclear energy companies benefited from increasing demand for electricity driven, in large part, by the notable spending by large tech companies on infrastructure and power sources to support the growth of generative artificial intelligence.

  The Fund’s exposure to utilities and industrials were the top contributing sectors to performance and the United States was by far the leading positive country contributor to performance for the period.

  The leading individual contributors to performance were Constellation Energy, Paladin Energy and PSE&G.

  The Fund’s exposure to energy and materials (e.g., uranium miners) were the leading sector detractors from performance while exposure to the United Kingdom, South Korea and Czech Republic were the leading country detractors from performance for the period.

  The leading individual detractors from performance were Energy Fuels, Boss Energy and Yellow Cake.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

NLR
MVNLRTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$34,254 - SPTR
$24,183 - NDUEACWF
$21,120 - NLR
$20,598 - MVNLRTR

	NLR	NDUEACWF	MVNLRTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$10,064	$9,844	$10,061	$9,700
Feb 15	$9,728	$10,392	$9,697	$10,257
Mar 15	$9,577	$10,231	$9,549	$10,095
Apr 15	$9,683	$10,528	$9,665	$10,192
May 15	$9,829	$10,514	$9,799	$10,323
Jun 15	$9,369	$10,266	$9,332	$10,123
Jul 15	$9,711	$10,355	$9,681	$10,335
Aug 15	$9,188	$9,646	$9,160	$9,712
Sep 15	$9,054	$9,296	$9,000	$9,471
Oct 15	$9,390	$10,026	$9,326	$10,270
Nov 15	$9,004	$9,943	$8,922	$10,301
Dec 15	$9,074	$9,764	$9,019	$10,138
Jan 16	$9,164	$9,175	$9,059	$9,635
Feb 16	$9,164	$9,112	$9,087	$9,622
Mar 16	$9,808	$9,787	$9,718	$10,275
Apr 16	$9,645	$9,931	$9,610	$10,315
May 16	$9,695	$9,944	$9,596	$10,500
Jun 16	$10,118	$9,884	$9,966	$10,527
Jul 16	$10,112	$10,310	$10,015	$10,915
Aug 16	$9,705	$10,344	$9,585	$10,931
Sep 16	$9,765	$10,408	$9,619	$10,933
Oct 16	$9,699	$10,231	$9,577	$10,733
Nov 16	$9,394	$10,309	$9,251	$11,131
Dec 16	$9,878	$10,531	$9,719	$11,351
Jan 17	$9,916	$10,819	$9,743	$11,566
Feb 17	$10,209	$11,123	$10,028	$12,025
Mar 17	$10,344	$11,259	$10,149	$12,039
Apr 17	$10,269	$11,434	$10,102	$12,163
May 17	$10,715	$11,687	$10,533	$12,334
Jun 17	$10,450	$11,740	$10,257	$12,411
Jul 17	$10,707	$12,068	$10,525	$12,666
Aug 17	$10,983	$12,114	$10,787	$12,705
Sep 17	$10,705	$12,348	$10,511	$12,967
Oct 17	$11,131	$12,605	$10,921	$13,270
Nov 17	$11,314	$12,849	$11,096	$13,677
Dec 17	$10,696	$13,056	$10,476	$13,829
Jan 18	$10,661	$13,793	$10,433	$14,621
Feb 18	$10,323	$13,213	$10,128	$14,082
Mar 18	$10,658	$12,931	$10,399	$13,724
Apr 18	$11,140	$13,054	$10,916	$13,777
May 18	$10,998	$13,070	$10,771	$14,108
Jun 18	$11,105	$13,000	$10,873	$14,195
Jul 18	$11,364	$13,392	$11,119	$14,724
Aug 18	$11,347	$13,497	$11,110	$15,203
Sep 18	$11,513	$13,555	$11,267	$15,290
Oct 18	$11,292	$12,540	$11,060	$14,245
Nov 18	$11,456	$12,723	$11,208	$14,535
Dec 18	$11,246	$11,827	$10,982	$13,223
Jan 19	$11,491	$12,761	$11,210	$14,282
Feb 19	$11,724	$13,102	$11,438	$14,741
Mar 19	$11,737	$13,267	$11,444	$15,027
Apr 19	$11,602	$13,715	$11,315	$15,636
May 19	$11,119	$12,901	$10,849	$14,642
Jun 19	$11,561	$13,746	$11,275	$15,674
Jul 19	$11,256	$13,786	$10,991	$15,899
Aug 19	$11,166	$13,459	$10,891	$15,647
Sep 19	$11,291	$13,742	$11,030	$15,940
Oct 19	$11,114	$14,119	$10,870	$16,286
Nov 19	$10,929	$14,463	$10,681	$16,877
Dec 19	$11,296	$14,973	$11,045	$17,386
Jan 20	$11,575	$14,807	$11,338	$17,379
Feb 20	$10,796	$13,611	$10,539	$15,949
Mar 20	$9,164	$11,774	$8,972	$13,979
Apr 20	$9,883	$13,035	$9,645	$15,771
May 20	$10,329	$13,602	$10,052	$16,522
Jun 20	$9,851	$14,036	$9,590	$16,850
Jul 20	$10,327	$14,779	$10,048	$17,801
Aug 20	$10,362	$15,683	$10,095	$19,080
Sep 20	$10,311	$15,178	$10,046	$18,355
Oct 20	$10,505	$14,809	$10,234	$17,867
Nov 20	$11,244	$16,634	$10,957	$19,823
Dec 20	$11,702	$17,406	$11,397	$20,585
Jan 21	$11,476	$17,327	$11,194	$20,377
Feb 21	$11,265	$17,729	$10,984	$20,939
Mar 21	$12,417	$18,202	$12,103	$21,856
Apr 21	$12,707	$18,998	$12,363	$23,022
May 21	$12,891	$19,294	$12,511	$23,183
Jun 21	$12,411	$19,548	$12,076	$23,724
Jul 21	$12,281	$19,682	$11,950	$24,288
Aug 21	$12,750	$20,175	$12,400	$25,026
Sep 21	$12,538	$19,342	$12,219	$23,863
Oct 21	$13,154	$20,329	$12,800	$25,534
Nov 21	$12,756	$19,839	$12,425	$25,357
Dec 21	$13,279	$20,633	$12,899	$26,494
Jan 22	$12,831	$19,620	$12,449	$25,123
Feb 22	$13,034	$19,113	$12,672	$24,371
Mar 22	$13,799	$19,527	$13,409	$25,276
Apr 22	$13,356	$17,964	$13,009	$23,071
May 22	$13,687	$17,985	$13,294	$23,114
Jun 22	$12,616	$16,469	$12,248	$21,206
Jul 22	$13,423	$17,619	$13,030	$23,161
Aug 22	$13,609	$16,970	$13,236	$22,217
Sep 22	$12,471	$15,346	$12,146	$20,170
Oct 22	$13,000	$16,272	$12,640	$21,804
Nov 22	$13,759	$17,534	$13,341	$23,022
Dec 22	$13,558	$16,844	$13,229	$21,696
Jan 23	$14,342	$18,051	$13,964	$23,059
Feb 23	$13,622	$17,534	$13,287	$22,496
Mar 23	$13,691	$18,075	$13,335	$23,322
Apr 23	$13,931	$18,334	$13,563	$23,686
May 23	$13,420	$18,138	$13,078	$23,789
Jun 23	$14,687	$19,191	$14,277	$25,361
Jul 23	$15,096	$19,894	$14,680	$26,176
Aug 23	$15,814	$19,338	$15,408	$25,759
Sep 23	$17,472	$18,538	$17,030	$24,531
Oct 23	$17,174	$17,981	$16,705	$24,015
Nov 23	$18,175	$19,640	$17,707	$26,208
Dec 23	$18,442	$20,584	$17,965	$27,399
Jan 24	$19,476	$20,704	$19,018	$27,859
Feb 24	$19,059	$21,593	$18,571	$29,347
Mar 24	$19,606	$22,271	$19,102	$30,291
Apr 24	$19,889	$21,536	$19,450	$29,054
May 24	$22,364	$22,411	$21,760	$30,494
Jun 24	$20,706	$22,910	$20,200	$31,589
Jul 24	$20,318	$23,279	$19,789	$31,973
Aug 24	$19,487	$23,870	$18,993	$32,749
Sep 24	$21,630	$24,425	$21,076	$33,448
Oct 24	$23,403	$23,877	$22,839	$33,145
Nov 24	$24,533	$24,770	$23,878	$35,090
Dec 24	$21,120	$24,183	$20,598	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Uranium and Nuclear ETF	14.52%	13.33%	7.76%
MVIS® Global Uranium & Nuclear Energy Index (MVNLRTR)	14.66%	13.28%	7.49%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$749,018,081
  Number of Portfolio Holdings26
  Portfolio Turnover Rate36%
  Advisory Fees Paid$1,409,980

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Utilities
49.0%
Energy
36.9%
Industrials
14.1%
Liabilities in excess of other assets
0.0%*
0
10
20
30
40
50

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Industrials		14.1%
Energy		36.9%
Utilities		49.0%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Public Service Enterprise Group, Inc.	8.5%
Constellation Energy Corp.	8.1%
PG&E Corp.	7.7%
Cameco Corp.	6.2%
BWX Technologies, Inc.	5.9%
Endesa SA	5.8%
CEZ AS	5.3%
CGN Power Co. Ltd.	4.9%
Fortum Oyj	4.7%
NAC Kazatomprom JSC	4.7%

Material Fund Changes

The following material fund changes occurred during the period ended December 31, 2024:

Effective May 1, 2024, the Fund's name changed from VanEck Uranium+Nuclear Energy ETF to VanEck Uranium and Nuclear ETF.

The Fund's net expense ratio decreased to 0.56% for the year ended December 31, 2024 from 0.61% for the year ended December 31, 2023 primarily as a result of an increase in average net assets.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

VanEck Vietnam ETF

Ticker: VNM

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck Vietnam ETF (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Vietnam ETF	$65	0.68%

How did the Fund perform last year?

  The Fund posted a negative return over the period with high interest rates, regulatory delays in land and housing laws and a slowing economy driving significant foreign investor net sales.

  The materials sector contributed the most to the Fund’s performance, followed by utilities.

  The leading individual contributors to performance were JSC Bank for Foreign Trade of Vietnam, Duc Giang Chemicals Group JSC and Van Phu - Invest Investment JSC.

  The real estate sector detracted the most from the Fund’s performance during the period, followed by financials and industrials.

  The leading individual detractors to performance were VNDirect Securities Corp., No Va Land Investment Group Corp. and Vingroup JSC.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

VNM
MVVNMLTR
NDUEACWF
SPTR
$40,000
$30,000
$20,000
$10,000
$0
$34,254 - SPTR
$24,183 - NDUEACWF
$7,961 - MVVNMLTR
$7,220 - VNM
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	VNM	NDUEACWF	MVVNMLTR	SPTR
Dec 14	$10,000	$10,000	$10,000	$10,000
Jan 15	$9,766	$9,844	$9,764	$9,700
Feb 15	$10,186	$10,392	$10,159	$10,257
Mar 15	$8,981	$10,231	$8,996	$10,095
Apr 15	$9,299	$10,528	$9,333	$10,192
May 15	$9,326	$10,514	$9,357	$10,323
Jun 15	$9,613	$10,266	$9,657	$10,123
Jul 15	$9,841	$10,355	$9,883	$10,335
Aug 15	$8,652	$9,646	$8,708	$9,712
Sep 15	$8,328	$9,296	$8,393	$9,471
Oct 15	$9,023	$10,026	$9,193	$10,270
Nov 15	$8,365	$9,943	$8,484	$10,301
Dec 15	$8,113	$9,764	$8,297	$10,138
Jan 16	$7,671	$9,175	$7,738	$9,635
Feb 16	$7,622	$9,112	$7,752	$9,622
Mar 16	$7,682	$9,787	$7,817	$10,275
Apr 16	$7,947	$9,931	$8,109	$10,315
May 16	$7,897	$9,944	$8,055	$10,500
Jun 16	$8,079	$9,884	$8,224	$10,527
Jul 16	$8,283	$10,310	$8,451	$10,915
Aug 16	$8,371	$10,344	$8,566	$10,931
Sep 16	$8,398	$10,408	$8,545	$10,933
Oct 16	$7,980	$10,231	$8,151	$10,733
Nov 16	$7,435	$10,309	$7,591	$11,131
Dec 16	$7,319	$10,531	$7,509	$11,351
Jan 17	$7,534	$10,819	$7,724	$11,566
Feb 17	$7,692	$11,123	$7,887	$12,025
Mar 17	$7,906	$11,259	$8,133	$12,039
Apr 17	$7,934	$11,434	$8,173	$12,163
May 17	$8,064	$11,687	$8,310	$12,334
Jun 17	$8,380	$11,740	$8,642	$12,411
Jul 17	$8,380	$12,068	$8,647	$12,666
Aug 17	$8,324	$12,114	$8,595	$12,705
Sep 17	$8,397	$12,348	$8,662	$12,967
Oct 17	$8,990	$12,605	$9,279	$13,270
Nov 17	$9,605	$12,849	$9,914	$13,677
Dec 17	$9,936	$13,056	$10,274	$13,829
Jan 18	$11,011	$13,793	$11,366	$14,621
Feb 18	$10,715	$13,213	$11,109	$14,082
Mar 18	$11,028	$12,931	$11,462	$13,724
Apr 18	$10,304	$13,054	$10,687	$13,777
May 18	$9,483	$13,070	$9,826	$14,108
Jun 18	$9,061	$13,000	$9,416	$14,195
Jul 18	$9,272	$13,392	$9,601	$14,724
Aug 18	$9,466	$13,497	$9,832	$15,203
Sep 18	$9,614	$13,555	$9,999	$15,290
Oct 18	$8,730	$12,540	$9,058	$14,245
Nov 18	$8,907	$12,723	$9,247	$14,535
Dec 18	$8,531	$11,827	$8,877	$13,223
Jan 19	$8,859	$12,761	$9,203	$14,282
Feb 19	$9,439	$13,102	$9,844	$14,741
Mar 19	$9,537	$13,267	$9,933	$15,027
Apr 19	$9,635	$13,715	$10,029	$15,636
May 19	$9,169	$12,901	$9,596	$14,642
Jun 19	$9,267	$13,746	$9,660	$15,674
Jul 19	$9,266	$13,786	$9,726	$15,899
Aug 19	$9,058	$13,459	$9,468	$15,647
Sep 19	$9,460	$13,742	$9,885	$15,940
Oct 19	$9,419	$14,119	$9,873	$16,286
Nov 19	$9,259	$14,463	$9,688	$16,877
Dec 19	$9,287	$14,973	$9,742	$17,386
Jan 20	$8,628	$14,807	$9,135	$17,379
Feb 20	$8,026	$13,611	$8,353	$15,949
Mar 20	$6,107	$11,774	$6,484	$13,979
Apr 20	$7,184	$13,035	$7,566	$15,771
May 20	$7,864	$13,602	$8,245	$16,522
Jun 20	$7,812	$14,036	$8,166	$16,850
Jul 20	$8,004	$14,779	$8,418	$17,801
Aug 20	$8,486	$15,683	$8,958	$19,080
Sep 20	$8,620	$15,178	$9,051	$18,355
Oct 20	$8,618	$14,809	$9,049	$17,867
Nov 20	$9,273	$16,634	$9,787	$19,823
Dec 20	$10,190	$17,406	$10,759	$20,585
Jan 21	$9,801	$17,327	$10,408	$20,377
Feb 21	$10,254	$17,729	$10,861	$20,939
Mar 21	$10,404	$18,202	$10,987	$21,856
Apr 21	$11,022	$18,998	$11,713	$23,022
May 21	$11,389	$19,294	$12,122	$23,183
Jun 21	$12,021	$19,548	$12,758	$23,724
Jul 21	$11,266	$19,682	$11,957	$24,288
Aug 21	$11,423	$20,175	$12,144	$25,026
Sep 21	$11,259	$19,342	$12,040	$23,863
Oct 21	$11,888	$20,329	$12,676	$25,534
Nov 21	$12,094	$19,839	$12,932	$25,357
Dec 21	$12,485	$20,633	$13,354	$26,494
Jan 22	$11,596	$19,620	$12,297	$25,123
Feb 22	$11,472	$19,113	$12,223	$24,371
Mar 22	$11,100	$19,527	$11,933	$25,276
Apr 22	$10,054	$17,964	$10,829	$23,071
May 22	$9,404	$17,985	$10,107	$23,114
Jun 22	$8,506	$16,469	$9,120	$21,206
Jul 22	$8,632	$17,619	$9,247	$23,161
Aug 22	$8,926	$16,970	$9,619	$22,217
Sep 22	$7,625	$15,346	$8,266	$20,170
Oct 22	$6,725	$16,272	$7,250	$21,804
Nov 22	$7,241	$17,534	$7,730	$23,022
Dec 22	$6,933	$16,844	$7,475	$21,696
Jan 23	$7,564	$18,051	$8,120	$23,059
Feb 23	$6,685	$17,534	$7,267	$22,496
Mar 23	$7,196	$18,075	$7,777	$23,322
Apr 23	$7,171	$18,334	$7,750	$23,686
May 23	$7,389	$18,138	$8,028	$23,789
Jun 23	$7,853	$19,191	$8,509	$25,361
Jul 23	$8,791	$19,894	$9,548	$26,176
Aug 23	$8,979	$19,338	$9,781	$25,759
Sep 23	$8,049	$18,538	$8,782	$24,531
Oct 23	$6,854	$17,981	$7,447	$24,015
Nov 23	$7,795	$19,640	$8,491	$26,208
Dec 23	$8,039	$20,584	$8,783	$27,399
Jan 24	$7,902	$20,704	$8,661	$27,859
Feb 24	$8,336	$21,593	$9,093	$29,347
Mar 24	$8,565	$22,271	$9,288	$30,291
Apr 24	$7,628	$21,536	$8,370	$29,054
May 24	$7,927	$22,411	$8,648	$30,494
Jun 24	$7,575	$22,910	$8,317	$31,589
Jul 24	$7,528	$23,279	$8,238	$31,973
Aug 24	$7,840	$23,870	$8,597	$32,749
Sep 24	$7,943	$24,425	$8,737	$33,448
Oct 24	$7,468	$23,877	$8,230	$33,145
Nov 24	$7,338	$24,770	$8,054	$35,090
Dec 24	$7,220	$24,183	$7,961	$34,254

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Vietnam ETF	(10.19)%	(4.91)%	(3.21)%
MarketVector™ Vietnam Local Index (MVVNMLTR)	(9.37)%	(3.96)%	(2.26)%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%
S&P 500 Index (SPTR)	25.02%	14.53%	13.10%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$417,171,094
  Number of Portfolio Holdings46
  Portfolio Turnover Rate21%
  Advisory Fees Paid$2,501,778

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Real Estate
28.5%
Financials
27.9%
Consumer Staples
18.2%
Materials
12.0%
Industrials
10.3%
Energy
1.9%
Utilities
1.1%
Other assets less liabilities
0.1%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		0.1%
Utilities		1.1%
Energy		1.9%
Industrials		10.3%
Materials		12.0%
Consumer Staples		18.2%
Financials		27.9%
Real Estate		28.5%

Top Ten Holdings (% of Total Net Assets)

Vingroup JSC	8.0%
Vinhomes JSC	8.0%
Vietnam Dairy Products JSC	7.1%
Hoa Phat Group JSC	6.4%
Bank for Foreign Trade of Vietnam JSC	6.0%
SSI Securities Corp.	5.6%
Masan Group Corp.	4.9%
Vietcap Securities JSC	3.2%
VNDirect Securities Corp.	2.9%
VIX Securities JSC	2.8%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.826.2333

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that David Chow, Laurie A. Hesslein, R. Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit Committee, are “audit committee financial experts” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is December 31.

(a)	Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2024 and December 31, 2023, were $659,250 and $564,525, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended December 31, 2024 and December 31, 2023, were $261,700 and $243,000 respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended December 31, 2024 and December 31, 2023, were $321,927 and $47,365 respectively.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entities controlled by, or under common control with the investment adviser that provide ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of five Independent Trustees. Ms. Hesslein and Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Ms. Hesslein is the Chairperson of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION December 31, 2024

Agribusiness ETF	MOO
CMCI Commodity Strategy ETF	CMCI
Gold Miners ETF	GDX®
Green Metals ETF	GMET
Junior Gold Miners ETF	GDXJ®
Low Carbon Energy ETF	SMOG
Natural Resources ETF	HAP
Oil Refiners ETF	CRAK
Oil Services ETF	OIH
Rare Earth and Strategic Metals ETF	REMX
Steel ETF	SLX
Uranium and Nuclear ETF	NLR

800.826.2333	vaneck.com

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 2.9%
Incitec Pivot Ltd.	2,900,110	$5,249,553
Treasury Wine Estates Ltd. †	1,581,811	11,083,687
		16,333,240
Brazil: 2.8%
Rumo SA	2,565,100	7,405,280
Yara International ASA (NOK)	323,346	8,579,190
		15,984,470
Canada: 6.5%
Nutrien Ltd. (USD) †	823,735	36,862,141

China: 4.2%
China Mengniu Dairy Co. Ltd. (HKD)	4,534,000	10,141,388
Wilmar International Ltd. (SGD)	6,084,851	13,825,672
		23,967,060
Denmark: 1.3%
Bakkafrost P/F (NOK)	100,822	5,633,685
Schouw & Co. A/S	27,768	2,079,286
		7,712,971
Germany: 6.7%
Bayer AG	1,735,728	34,659,378
K+S AG	345,081	3,732,988
		38,392,366
Indonesia: 0.3%
Golden Agri-Resources Ltd. (SGD) †	10,348,745	2,010,275

Israel: 1.0%
ICL Group Ltd. (USD) †	1,169,842	5,779,019

Japan: 5.7%
Kubota Corp. †	1,893,730	21,964,231
Maruha Nichiro Corp.	96,400	1,856,023
NH Foods Ltd.	175,000	5,670,072
Nissui Corp.	495,800	2,823,936
		32,314,262
Malaysia: 3.5%
IOI Corp. Bhd	6,048,155	5,246,390
Kuala Lumpur Kepong Bhd	919,270	4,480,702
PPB Group Bhd	1,192,780	3,306,440
SD Guthrie Bhd	6,112,000	6,762,864
		19,796,396
Netherlands: 0.6%
OCI NV * †	292,250	3,272,250

Norway: 4.3%
Leroy Seafood Group ASA	567,202	2,455,119
Mowi ASA	890,849	15,302,614
Salmar ASA	146,658	6,986,489
		24,744,222
Russia: 0.0%
PhosAgro PJSC ∞	97,916	0
PhosAgro PJSC (USD) (GDR) ∞	1	0
PhosAgro PJSC (USD) (GDR) ∞	1,892	0
		0
	Number of Shares	Value
Singapore: 0.7%
Charoen Pokphand Indonesia Tbk PT (IDR)	14,124,700	$4,177,296

Switzerland: 0.9%
Bucher Industries AG	14,172	5,106,468

Taiwan: 0.5%
Taiwan Fertilizer Co. Ltd.	1,688,000	2,629,264

Thailand: 1.3%
Charoen Pokphand Foods PCL (NVDR)	10,837,336	7,236,908

United Kingdom: 2.7%
CNH Industrial NV (USD)	1,160,774	13,151,569
Genus Plc	113,762	2,205,913
		15,357,482
United States: 54.0%
AGCO Corp. †	111,674	10,439,286
Archer-Daniels-Midland Co.	630,625	31,859,175
Balchem Corp.	42,739	6,966,243
Bunge Global SA	218,386	16,981,695
CF Industries Holdings, Inc.	284,013	24,231,989
Corteva, Inc.	710,510	40,470,650
Darling Ingredients, Inc. *	281,210	9,473,965
Deere & Co.	108,345	45,905,777
Elanco Animal Health, Inc. *	616,320	7,463,635
FMC Corp.	183,933	8,940,983
Mosaic Co.	561,622	13,804,669
Neogen Corp. * †	250,515	3,041,252
Pilgrim’s Pride Corp. *	96,750	4,391,483
Toro Co.	139,562	11,178,916
Tyson Foods, Inc.	489,967	28,143,704
Zoetis, Inc.	273,986	44,640,539
		307,933,961
Total Common Stocks (Cost: $823,606,818)		569,610,051

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.5%
Money Market Fund: 4.5% (Cost: $25,787,398)
State Street Navigator Securities Lending Government Money Market Portfolio	25,787,398	25,787,398
Total Investments: 104.4% (Cost: $849,394,216)		595,397,449
Liabilities in excess of other assets: (4.4)%		(25,310,527)
NET ASSETS: 100.0%		$570,086,922

See Notes to Financial Statements

3

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $75,227,196.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$16,333,240	$—	$16,333,240
Brazil	—	15,984,470	—	15,984,470
Canada	36,862,141	—	—	36,862,141
China	—	23,967,060	—	23,967,060
Denmark	—	7,712,971	—	7,712,971
Germany	—	38,392,366	—	38,392,366
Indonesia	2,010,275	—	—	2,010,275
Israel	5,779,019	—	—	5,779,019
Japan	—	32,314,262	—	32,314,262
Malaysia	—	19,796,396	—	19,796,396
Netherlands	—	3,272,250	—	3,272,250
Norway	2,455,119	22,289,103	—	24,744,222
Russia	—	—	0	0
Singapore	4,177,296	—	—	4,177,296
Switzerland	—	5,106,468	—	5,106,468
Taiwan	—	2,629,264	—	2,629,264
Thailand	—	7,236,908	—	7,236,908
United Kingdom	15,357,482	—	—	15,357,482
United States	307,933,961	—	—	307,933,961
Money Market Fund	25,787,398	—	—	25,787,398
Total Investments	$400,362,691	$195,034,758	$0	$595,397,449

See Notes to Financial Statements

4

VANECK CMCI COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31,2024

	Par (000’s)	Value
Short-Term Investments: 100.9%
United States Treasury Obligations: 97.3%
United States Treasury Bills
4.26%, 04/03/25	$75	$74,200
4.29%, 06/05/25	75	73,676
4.32%, 03/20/25	100	99,111
4.37%, 05/22/25 †	200	196,798
4.57%, 03/13/25 (a)	25	24,797
4.66%, 03/06/25 (a)	325	322,623
4.69%, 02/27/25 (a)	275	273,200
4.76%, 02/20/25 (a)	350	348,019
4.78%, 02/13/25	250	248,766
	Par (000’s)	Value
United States Treasury Obligations (continued)
4.98%, 01/30/25	$250	$249,178
4.99%, 01/23/25 (a)	325	324,196
5.06%, 01/16/25	125	124,794
		2,359,358

	Number of Shares	Value
Money Market Fund: 3.6%
Invesco Treasury Portfolio - Institutional Class	87,674	87,674
Total Short-Term Investments: 100.9% (Cost: $2,445,388)		2,447,032
Liabilities in excess of other assets: (0.9)%		(22,986)
NET ASSETS: 100.0%		$2,424,046

Total Return Swap Contracts

Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
UBS	UBS Constant Maturity Commodity Index Total Return	$2,398,000	4.89%	Monthly	01/22/25	$19,720	0.8%

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $177,119.
(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $372,823.
(b)	The rate shown reflects the rate in effect at December 31, 2024: Secured Overnight Financing Rate + 0.40%.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$2,359,358	$—	$2,359,358
Money Market Fund	87,674	—	—	87,674
Total Investments	$87,674	$2,359,358	$—	$2,447,032
Other Financial Instruments:
Assets
Total Return Swap Contracts	$19,720	$—	$—	$19,720

See Notes to Financial Statements

5

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 11.6%
Bellevue Gold Ltd. * †	53,647,969	$37,119,247
Capricorn Metals Ltd. *	17,260,562	66,753,738
Emerald Resources NL * †	27,538,491	55,124,348
Evolution Mining Ltd.	83,378,386	246,522,838
Genesis Minerals Ltd. * †	47,305,238	71,919,929
Gold Road Resources Ltd.	45,434,152	57,358,951
Northern Star Resources Ltd.	48,186,261	457,973,891
OceanaGold Corp. (CAD)	29,676,661	82,125,651
Perseus Mining Ltd.	57,672,267	91,375,034
Ramelius Resources Ltd. †	48,410,056	61,763,430
Regis Resources Ltd. *	31,663,978	49,750,014
Resolute Mining Ltd. *	89,233,845	21,668,220
Vault Minerals Ltd. *	285,108,779	57,958,857
West African Resources Ltd. *	47,771,181	42,225,009
Westgold Resources Ltd. †	39,528,090	68,874,164
		1,468,513,321
Brazil: 7.4%
Wheaton Precious Metals Corp. (USD) †	16,579,000	932,402,960

Burkina Faso: 1.0%
IAMGOLD Corp. (USD) *	23,940,592	123,533,455

Canada: 44.2%
Agnico Eagle Mines Ltd. (USD)	18,328,028	1,433,435,070
Alamos Gold, Inc. (USD)	17,609,543	324,719,973
Aya Gold & Silver, Inc. * †	5,475,366	40,888,215
B2Gold Corp. (USD) †	54,964,178	134,112,594
Barrick Gold Corp. (USD)	63,880,679	990,150,524
Calibre Mining Corp. * †	35,097,697	52,468,397
Dundee Precious Metals, Inc.	7,486,179	67,876,355
Endeavour Silver Corp. (USD) * †	10,314,951	37,752,721
Equinox Gold Corp. (USD) * †	19,091,099	95,837,317
First Majestic Silver Corp. (USD) †	12,651,895	69,458,904
Fortuna Mining Corp. (USD) * †	13,132,488	56,338,374
Franco-Nevada Corp. (USD)	7,034,527	827,190,030
K92 Mining, Inc. * †	9,971,355	60,180,337
Kinross Gold Corp. (USD)	51,510,477	477,502,122
MAG Silver Corp. (USD) * †	4,329,873	58,886,273
New Gold, Inc. (USD) * †	33,148,659	82,208,674
Osisko Gold Royalties Ltd. (USD) †	7,821,463	141,568,480
Pan American Silver Corp. (USD)	15,214,459	307,636,361
Sandstorm Gold Ltd. (USD)	12,441,384	69,422,923
Silvercorp Metals, Inc. (USD) †	9,118,737	27,356,211
SilverCrest Metals, Inc. (USD) *	6,230,602	56,698,478
SSR Mining, Inc. (USD) * †	8,481,872	59,033,829
Torex Gold Resources, Inc. * †	3,603,925	70,965,899
	Number of Shares	Value
Canada (continued)
Wesdome Gold Mines Ltd. *	6,281,623	$56,386,979
		5,598,075,040
China: 4.8%
Zhaojin Mining Industry Co. Ltd. (HKD) †	114,900,500	161,379,723
Zijin Mining Group Co. Ltd. (HKD)	251,000,000	452,922,592
		614,302,315
Colombia: 0.2%
Aris Mining Corp. (USD) * †	7,163,064	25,070,724

Kyrgyzstan: 0.4%
Centerra Gold, Inc. (CAD)	8,857,464	50,378,289

Peru: 1.0%
Cia de Minas Buenaventura SAA (ADR)	10,633,837	122,501,802

South Africa: 9.7%
Anglogold Ashanti Plc (USD)	21,082,368	486,581,053
DRDGOLD Ltd. (ADR) †	3,623,692	31,272,462
Gold Fields Ltd. (ADR) †	37,512,718	495,167,878
Harmony Gold Mining Co. Ltd. (ADR) †	26,605,042	218,427,395
		1,231,448,788
Turkey: 1.0%
Eldorado Gold Corp. (USD) * †	8,588,299	127,708,006

United Kingdom: 1.7%
Endeavour Mining Plc (CAD) †	10,231,361	185,319,812
Pan African Resources Plc (ZAR) †	85,022,759	37,076,610
		222,396,422
United States: 16.9%
Coeur Mining, Inc. *	16,733,187	95,713,830
Hecla Mining Co.	26,700,097	131,097,476
Newmont Corp.	41,602,792	1,548,455,918
Royal Gold, Inc.	2,756,051	363,385,324
		2,138,652,548
Total Common Stocks (Cost: $11,825,300,943)		12,654,983,670

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $108,494,073)
State Street Navigator Securities Lending Government Money Market Portfolio	108,494,073	108,494,073
Total Investments: 100.8% (Cost: $11,933,795,016)		12,763,477,743
Liabilities in excess of other assets: (0.8)%		(102,983,697)
NET ASSETS: 100.0%		$12,660,494,046

See Notes to Financial Statements

6

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $337,826,118.
*	Non-income producing

Transactions in securities of affiliates for the year ended December 31, 2024 were as follows:

	Value 12/31/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Dividend Income
Alamos Gold, Inc.	$284,088,752	$88,726,227	$(145,208,378)	$52,857,754	$44,255,618	$–(a)	$1,964,396
Anglogold Ashanti Plc	417,374,016	198,641,818	(228,245,389)	42,649,681	56,160,927	–(a)	8,431,580
Aya Gold & Silver, Inc.	47,946,082	12,664,714	(23,464,641)	6,065,366	(2,323,306)	–(a)	–
B2Gold Corp.	218,670,230	39,121,529	(77,986,151)	(21,678,512)	(24,014,502)	–(a)	10,204,018
Capricorn Metals Ltd.	64,357,270	16,349,462	(25,512,309)	6,854,255	4,705,060	–(a)	–
Centamin Plc	78,287,286	17,312,911	(132,925,375)	17,734,958	19,590,220	–	2,363,830
Centerra Gold, Inc.	68,886,604	13,253,124	(31,220,967)	(380,493)	(159,979)	–(a)	2,135,965
Cia de Minas Buenaventura SAA	205,742,835	41,559,777	(86,592,012)	20,798,792	(59,007,590)	–(a)	1,017,260
Coeur Mining, Inc.	66,343,103	20,054,943	(43,602,468)	3,279,912	49,638,340	–(a)	–
DRDGOLD Ltd.	36,573,291	7,835,671	(17,106,737)	(1,889,292)	5,859,529	–(a)	898,764
Dundee Precious Metals, Inc.	62,084,591	15,098,776	(33,496,515)	10,079,448	14,110,055	–(a)	1,382,181
Eldorado Gold Corp.	140,005,664	32,030,306	(67,543,505)	16,241,464	6,974,077	–(a)	–
Emerald Resources NL	68,071,396	15,447,923	(29,592,808)	7,457,961	(6,260,124)	–(a)	–
Endeavour Mining Plc	295,156,410	51,479,146	(113,290,027)	(2,508,687)	(45,517,030)	–(a)	9,825,467
Equinox Gold Corp.	81,436,451	39,507,847	(26,021,647)	3,325,846	(2,411,180)	–(a)	–
Evolution Mining Ltd.	283,073,281	54,511,384	(117,610,867)	757,923	25,791,117	–(a)	4,357,850
First Majestic Silver Corp.	93,898,600	20,915,176	(39,763,883)	(13,416,562)	7,825,573	–(a)	252,878
Fortuna Mining Corp.	62,927,515	14,920,696	(32,268,999)	6,156,220	4,602,942	–(a)	–
Genesis Minerals Ltd.	71,007,737	17,915,818	(32,664,267)	4,203,785	11,456,856	–(a)	–
Gold Road Resources Ltd.	77,002,407	12,517,168	(27,369,326)	1,378,980	(6,170,278)	–(a)	539,341
Harmony Gold Mining Co. Ltd.	202,861,280	55,024,755	(117,897,662)	46,395,266	32,043,756	–(a)	4,251,044
Hecla Mining Co.	158,228,894	36,027,698	(71,570,325)	3,082,318	5,328,891	–(a)	1,178,838
IAMGOLD Corp.	64,792,910	41,633,583	(46,191,826)	6,706,467	56,592,321	–(a)	–
K92 Mining, Inc.	61,432,909	13,570,117	(28,467,907)	800,291	12,844,928	–(a)	–
Kinross Gold Corp.	395,220,582	95,166,754	(213,097,979)	64,598,188	135,614,577	–(a)	7,185,944
MAG Silver Corp.	57,024,772	12,712,461	(28,983,779)	2,939,523	15,193,296	–(a)	–
New Gold, Inc.	53,176,256	16,863,117	(24,961,013)	8,699,675	28,430,639	–(a)	–
Northern Star Resources Ltd.	568,109,598	87,501,455	(213,114,360)	31,814,109	(16,336,911)	–(a)	14,728,923

See Notes to Financial Statements

7

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Transactions in securities of affiliates for the year ended December 31, 2024 were as follows: (continued)

	Value 12/31/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Dividend Income
OceanaGold Corp.	72,504,186	17,670,133	(38,219,706)	992,450	29,178,588	–(a)	700,094
Osisko Gold Royalties Ltd.	140,695,856	33,781,382	(68,817,517)	13,296,490	22,612,269	–(a)	1,637,332
Pan American Silver Corp.	316,666,984	67,977,044	(162,819,378)	9,777,519	76,034,192	–(a)	7,044,121
Perseus Mining Ltd.	92,052,113	21,739,025	(48,266,560)	14,180,133	11,670,323	–(a)	2,142,023
Ramelius Resources Ltd.	69,387,841	15,286,032	(32,683,793)	6,613,177	3,160,173	–(a)	1,725,522
Red 5 Ltd.	38,696,331	66,670,916	(104,555,672)	(3,485,323)	2,673,748	–	–
Regis Resources Ltd.	59,680,236	10,815,224	(23,105,307)	(11,042,489)	13,402,350	–(a)	–
Royal Gold, Inc.	422,808,060	87,583,236	(185,839,170)	18,132,753	20,700,445	–(a)	5,289,932
Sandstorm Gold Ltd.	79,271,879	17,028,900	(36,081,744)	(4,151,772)	13,355,660	–(a)	867,062
Silver Lake Resources Ltd.	40,301,500	4,637,972	(62,175,523)	1,126,745	16,109,306	–	–
SilverCrest Metals, Inc.	50,820,330	12,584,019	(26,746,098)	5,620,854	14,419,373	–(a)	–
SSR Mining, Inc.	116,735,681	10,892,567	(24,668,791)	(27,493,470)	(16,432,158)	–(a)	(192)
Torex Gold Resources, Inc.	50,669,498	14,091,992	(30,848,729)	4,833,334	32,219,804	–(a)	–
Wesdome Gold Mines Ltd.	46,342,438	12,920,751	(26,649,781)	1,550,189	22,223,382	–(a)	–
West African Resources Ltd.	35,162,971	14,994,804	(21,991,216)	3,782,864	10,275,586	–(a)	–
Zhaojin Mining Industry Co. Ltd.	172,509,427	39,307,193	(84,719,792)	19,949,104	14,333,791	–(a)	764,559
Zijin Mining Group Co. Ltd.	497,648,143	110,640,416	(229,121,577)	124,057,490	(50,301,880)	–(a)	11,429,696
Total	$6,585,734,196	$1,646,985,962	$(3,283,081,476)	$502,744,684	$610,452,774	$–	$102,318,428

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$82,125,651	$1,386,387,670	$—	$1,468,513,321
Brazil	932,402,960	—	—	932,402,960
Burkina Faso	123,533,455	—	—	123,533,455
Canada	5,598,075,040	—	—	5,598,075,040
China	—	614,302,315	—	614,302,315
Colombia	25,070,724	—	—	25,070,724
Kyrgyzstan	50,378,289	—	—	50,378,289
Peru	122,501,802	—	—	122,501,802
South Africa	1,231,448,788	—	—	1,231,448,788
Turkey	127,708,006	—	—	127,708,006
United Kingdom	185,319,812	37,076,610	—	222,396,422
United States	2,138,652,548	—	—	2,138,652,548
Money Market Fund	108,494,073	—	—	108,494,073
Total Investments	$10,725,711,148	$2,037,766,595	$—	$12,763,477,743

See Notes to Financial Statements

8

VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 10.1%
Glencore Plc (GBP)	285,689	$1,258,727
IGO Ltd.	39,053	114,853
Iluka Resources Ltd.	18,471	57,526
Liontown Resources Ltd. * †	122,850	39,756
Lynas Rare Earths Ltd. *	45,575	179,778
Pilbara Minerals Ltd. *	115,809	156,365
		1,807,005
Canada: 13.4%
Capstone Copper Corp. * †	53,578	331,184
Hudbay Minerals, Inc. (USD)	31,006	251,149
Ivanhoe Mines Ltd. * †	41,801	495,846
Lithium Americas Argentina Corp. (USD) * †	15,183	39,779
Lithium Americas Corp. (USD) * †	19,043	56,558
Sigma Lithium Corp. (USD) * †	5,944	66,692
Teck Resources Ltd. (USD)	28,250	1,144,973
		2,386,181
Chile: 3.6%
Lundin Mining Corp. (CAD) †	40,066	344,609
Sociedad Quimica y Minera de Chile SA (ADR) †	8,303	301,897
		646,506
China: 13.0%
Beijing Easpring Material Technology Co. Ltd.	14,200	77,885
Chengxin Lithium Group Co. Ltd.	24,400	45,772
China Northern Rare Earth Group High-Tech Co. Ltd.	101,668	293,834
China Rare Earth Resources And Technology Co. Ltd.	29,900	114,230
Ganfeng Lithium Group Co. Ltd.	34,020	162,205
GEM Co. Ltd.	143,000	127,187
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd.	49,900	75,550
Jiangxi Copper Co. Ltd.	58,403	164,188
MMG Ltd. (HKD) *	374,400	121,863
Shenghe Resources Holding Co. Ltd.	49,300	69,040
Tianqi Lithium Corp.	41,500	186,414
Tongling Nonferrous Metals Group Co. Ltd.	296,100	130,218
Western Mining Co. Ltd.	67,000	146,553
Yunnan Chihong Zinc&Germanium Co. Ltd.	143,200	108,603
Yunnan Copper Co. Ltd.	56,400	93,611
Yunnan Tin Co. Ltd.	46,285	88,425
Zangge Mining Co. Ltd.	44,500	167,987
Zhejiang Huayou Cobalt Co. Ltd.	47,430	188,890
		2,362,455
Germany: 1.1%
Aurubis AG	2,445	194,621
	Number of Shares	Value
Indonesia: 5.0%
Amman Mineral Internasional PT *	1,427,900	$748,930
Merdeka Copper Gold Tbk PT *	1,468,600	147,105
		896,035
Japan: 3.3%
Mitsubishi Materials Corp. †	8,000	121,077
Sumitomo Metal Mining Co. Ltd.	20,700	472,494
		593,571
Liechtenstein: 4.0%
Antofagasta Plc (GBP)	36,051	714,437

Mexico: 10.3%
Grupo Mexico SAB de CV	228,200	1,085,755
Southern Copper Corp. (USD)	8,152	742,892
		1,828,647
Poland: 1.7%
KGHM Polska Miedz SA	10,689	297,801

Russia: 0.0%
GMK Norilskiy Nickel PAO *∞	440,500	0
GMK Norilskiy Nickel PAO (ADR) *∞	2	0
		0
South Africa: 12.5%
Anglo American Platinum Ltd. †	6,716	202,593
Anglo American Plc (GBP)	49,071	1,451,468
Impala Platinum Holdings Ltd. *	60,207	281,513
Northam Platinum Holdings Ltd.	26,379	136,173
Sibanye Stillwater Ltd. (ADR) * †	43,793	144,517
		2,216,264
Sweden: 3.8%
Boliden AB	24,107	679,144

United Kingdom: 1.1%
Johnson Matthey Plc	11,351	190,509

United States: 14.2%
Albemarle Corp. †	6,613	569,247
Arcadium Lithium Plc *	78,669	403,572
Freeport-McMoRan, Inc.	37,081	1,412,044
MP Materials Corp. *	8,876	138,466
		2,523,329
Zambia: 2.8%
First Quantum Minerals Ltd. (CAD) *	39,110	503,900

Total Common Stocks (Cost: $23,302,694)		17,840,405

See Notes to Financial Statements

9

VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.5%
Money Market Fund: 3.5%
(Cost: $622,067)
State Street Navigator Securities Lending Government Money Market Portfolio	622,067	$622,067
Total Investments: 103.4% (Cost: $23,924,761)		18,462,472
Liabilities in excess of other assets: (3.4)%		(611,153)
NET ASSETS: 100.0%		$17,851,319

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,269,078.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,807,005	$—	$1,807,005
Canada	2,386,181	—	—	2,386,181
Chile	646,506	—	—	646,506
China	—	2,362,455	—	2,362,455
Germany	—	194,621	—	194,621
Indonesia	—	896,035	—	896,035
Japan	—	593,571	—	593,571
Liechtenstein	714,437	—	—	714,437
Mexico	1,828,647	—	—	1,828,647
Poland	—	297,801	—	297,801
Russia	—	—	0	0
South Africa	280,690	1,935,574	—	2,216,264
Sweden	—	679,144	—	679,144
United Kingdom	—	190,509	—	190,509
United States	2,523,329	—	—	2,523,329
Zambia	503,900	—	—	503,900
Money Market Fund	622,067	—	—	622,067
Total Investments	$9,505,757	$8,956,715	$0	$18,462,472

See Notes to Financial Statements

10

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 20.9%
Alkane Resources Ltd. * †	18,957,021	$5,963,447
Aurelia Metals Ltd. * †	58,759,291	6,184,740
Australian Strategic Materials Ltd. *	1	0
Bellevue Gold Ltd. * †	33,484,394	23,167,988
Capricorn Metals Ltd. *	13,745,697	53,160,300
De Grey Mining Ltd. *	68,865,523	74,904,272
Emerald Resources NL * †	20,287,615	40,610,125
Evolution Mining Ltd.	84,725,451	250,505,672
Firefinch Ltd. †∞	54,133,739	3,016,522
Genesis Minerals Ltd. * †	23,233,218	35,322,333
Gold Road Resources Ltd.	41,374,295	52,233,531
Kingsgate Consolidated Ltd. * †	10,500,938	8,325,412
OceanaGold Corp. (CAD)	27,329,029	75,628,936
Perseus Mining Ltd.	47,208,091	74,795,758
Ramelius Resources Ltd. †	34,672,306	44,236,275
Regis Resources Ltd. *	22,030,956	34,614,740
Resolute Mining Ltd. *	59,347,453	14,411,053
Vault Minerals Ltd. *	233,377,912	47,442,654
West African Resources Ltd. *	30,305,004	26,786,632
Westgold Resources Ltd. †	31,951,570	55,672,755
		926,983,145
Burkina Faso: 2.4%
IAMGOLD Corp. (USD) *	20,821,968	107,441,355

Canada: 50.7%
Alamos Gold, Inc. (USD)	17,546,127	323,550,582
Aris Mining Corp. * †	6,135,141	21,499,868
Arizona Metals Corp. * †	4,976,427	5,536,284
Artemis Gold, Inc. *	6,757,236	64,602,972
Aya Gold & Silver, Inc. * †	5,042,114	37,652,833
B2Gold Corp. (USD) ‡	90,574,983	221,002,959
Calibre Mining Corp. *	31,954,532	47,769,604
Centerra Gold, Inc. (USD) †	6,797,378	38,677,081
Dakota Gold Corp. (USD) *	3,199,210	7,038,262
Discovery Silver Corp. * †	11,847,197	5,848,637
Dundee Precious Metals, Inc.	4,825,794	43,754,939
Endeavour Silver Corp. (USD) * †	9,098,618	33,300,942
Equinox Gold Corp. (USD) * †	16,600,106	83,332,532
Filo Corp. * †	3,547,552	78,513,823
First Majestic Silver Corp. (USD) †	10,999,915	60,389,533
Fortuna Mining Corp. (USD) * †	11,421,546	48,998,432
GoGold Resources, Inc. * †	12,859,847	9,925,205
Gold Royalty Corp. (USD) * †	5,674,594	6,866,259
GoldMining, Inc. (USD) * †	8,348,759	6,720,751
K92 Mining, Inc. * †	7,611,516	45,937,949
Lundin Gold, Inc.	3,605,243	76,857,704
MAG Silver Corp. (USD) *	2,879,698	39,163,893
McEwen Mining, Inc. (USD) * †	1,906,517	14,832,702
Metalla Royalty & Streaming Ltd. (USD) * †	3,742,294	9,393,158
	Number of Shares	Value
Canada (continued)
New Found Gold Corp. * †	4,606,270	$8,295,258
New Gold, Inc. (USD) *	28,151,607	69,815,985
NorthX Nickel Corp. * †	179,304	7,480
Novagold Resources, Inc. (USD) * †	6,313,052	21,022,463
Orla Mining Ltd. (USD) * †	6,333,032	35,084,997
Osisko Gold Royalties Ltd. (USD) †	5,682,001	102,844,218
Pan American Silver Corp. (USD)	13,870,008	280,451,562
Prime Mining Corp. * †	4,820,870	4,826,904
Sandstorm Gold Ltd. (USD)	8,529,148	47,592,646
Seabridge Gold, Inc. (USD) * †	3,239,428	36,961,874
Silvercorp Metals, Inc. (USD) †	8,397,081	25,191,243
SilverCrest Metals, Inc. (USD) *	5,482,590	49,891,569
Skeena Resources Ltd. * †	3,176,963	27,612,319
SSR Mining, Inc. (USD) *	6,335,361	44,094,113
Sulliden Mining Capital, Inc. *	1,689,990	17,626
Torex Gold Resources, Inc. *	2,802,528	55,185,366
Triple Flag Precious Metals Corp. (USD) †	2,937,052	44,173,262
Victoria Gold Corp. * †∞	1,722,275	1
Vizsla Silver Corp. * †	10,280,612	17,370,246
Wesdome Gold Mines Ltd. *	4,949,010	44,424,780
		2,246,030,816
China: 1.8%
Zhaojin Mining Industry Co. Ltd. (HKD)	57,609,200	80,913,109

Indonesia: 1.5%
Bumi Resources Minerals Tbk PT *	3,161,794,500	67,970,233

Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. Plc (USD)	576,211	5,422,146

Mexico: 3.8%
Fresnillo Plc (GBP)	7,900,367	61,301,021
Industrias Penoles SAB de CV * †	8,182,563	104,757,585
		166,058,606
Peru: 2.3%
Cia de Minas Buenaventura SAA (ADR)	5,658,523	65,186,185
Hochschild Mining Plc (GBP) *	13,678,699	36,551,148
		101,737,333
South Africa: 6.3%
DRDGOLD Ltd. (ADR) †	1,853,880	15,998,985
Harmony Gold Mining Co. Ltd. (ADR) ‡	32,061,272	263,223,043
		279,222,028
Turkey: 2.9%
Eldorado Gold Corp. (USD) * †	5,711,877	84,935,611

See Notes to Financial Statements

11

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Turkey (continued)
Koza Altin Isletmeleri AS *	41,201,528	$26,272,283
Koza Anadolu Metal Madencilik Isletmeleri AS *	7,988,504	16,774,265
		127,982,159
United Kingdom: 2.7%
Endeavour Mining Plc †	5,356,943	95,726,308
Greatland Gold Plc * †	268,716,059	21,403,942
		117,130,250
United States: 4.5%
Aura Minerals, Inc. (BRL) (BDR)	4,189,680	16,985,037
Coeur Mining, Inc. *	11,642,507	66,595,140
Gatos Silver, Inc. *	1,221,479	17,076,277
Hecla Mining Co.	18,849,593	92,551,502
i-80 Gold Corp. * †	13,426,031	6,511,625
		199,719,581
Total Common Stocks (Cost: $4,267,156,661)		4,426,610,761

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5%
(Cost: $23,683,945)
State Street Navigator Securities Lending Government Money Market Portfolio	23,683,945	23,683,945
Total Investments: 100.4% (Cost: $4,290,840,606)		4,450,294,706
Liabilities in excess of other assets: (0.4)%		(16,101,474)
NET ASSETS: 100.0%		$4,434,193,232

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $142,078,174.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the year ended December 31, 2024 were as follows:

	Value 12/31/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2024	Dividend Income
B2Gold Corp.	$233,544,410	$196,779,573	$(118,998,124)	$(54,124,389)	$(36,198,511)	$221,002,959	$9,842,558
Harmony Gold Mining Co. Ltd.	–(a)	145,288,084	(47,927,876)	34,508,473	10,607,328	263,223,043	4,309,574
Metalla Royalty & Streaming Ltd.	10,607,277	3,421,153	(2,437,109)	(1,105,226)	(1,092,937)	–(b)	–
Pan American Silver Corp.	319,425,235	82,997,673	(192,143,670)	(10,267,381)	80,439,705	–(b)	6,787,334
Total	$563,576,922	$428,486,483	$(361,506,779)	$(30,988,523)	$53,755,585	$484,226,002	$20,939,466

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

See Notes to Financial Statements

12

(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$81,813,676	$842,152,947	$3,016,522	$926,983,145
Burkina Faso	107,441,355	—	—	107,441,355
Canada	2,246,030,815	—	1	2,246,030,816
China	—	80,913,109	—	80,913,109
Indonesia	67,970,233	—	—	67,970,233
Jersey, Channel Islands	5,422,146	—	—	5,422,146
Mexico	104,757,585	61,301,021	—	166,058,606
Peru	65,186,185	36,551,148	—	101,737,333
South Africa	279,222,028	—	—	279,222,028
Turkey	101,709,876	26,272,283	—	127,982,159
United Kingdom	21,403,942	95,726,308	—	117,130,250
United States	199,719,581	—	—	199,719,581
Money Market Fund	23,683,945	—	—	23,683,945
Total Investments	$3,304,361,367	$1,142,916,816	$3,016,523	$4,450,294,706

See Notes to Financial Statements

13

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.1%
Austria: 0.7%
Verbund AG	12,036	$872,429

Brazil: 3.4%
Centrais Eletricas Brasileiras SA (ADR) †	460,136	2,631,978
Cia Energetica de Minas Gerais (ADR) †	545,917	966,273
Cia Paranaense de Energia - Copel (ADR) †	85,929	509,559
		4,107,810
Canada: 3.8%
Boralex, Inc. †	32,506	648,900
Brookfield Renewable Corp. (USD) †	50,138	1,386,817
Innergex Renewable Energy, Inc. †	55,943	313,128
Northland Power, Inc. †	90,749	1,129,472
TransAlta Corp. (USD) †	79,957	1,131,392
		4,609,709
Chile: 0.5%
Enel Americas SA	7,186,064	631,198

China: 16.9%
BYD Co. Ltd. (HKD)	218,500	7,430,625
China Everbright Environment Group Ltd. (HKD)	1,166,000	578,314
China Longyuan Power Group Corp. Ltd. (HKD)	803,000	662,322
Daqo New Energy Corp. (ADR) * †	20,067	390,103
GCL Technology Holdings Ltd. (HKD) *	7,614,000	1,051,358
Li Auto, Inc. (ADR) * †	151,172	3,626,616
NIO, Inc. (ADR) *	519,404	2,264,601
Xinyi Solar Holdings Ltd. (HKD) †	2,094,000	835,128
XPeng, Inc. (ADR) *	253,875	3,000,803
Zhejiang Leapmotor Technology Co. Ltd. (HKD) 144A * †	195,300	807,758
		20,647,628
Denmark: 7.2%
Orsted AS 144A *	70,397	3,177,628
ROCKWOOL International A/S	3,099	1,102,369
Vestas Wind Systems A/S *	326,952	4,483,272
		8,763,269
France: 1.0%
Neoen SA 144A	29,009	1,191,351

Germany: 0.4%
Nordex SE *	46,635	545,906

Ireland: 2.6%
Kingspan Group Plc	43,986	3,196,593

Italy: 7.0%
Enel SpA	1,148,026	8,189,744
	Number of Shares	Value
Italy (continued)
ERG SpA †	20,698	$421,345
		8,611,089
Japan: 0.7%
Horiba Ltd. †	13,784	792,230

New Zealand: 3.2%
Contact Energy Ltd.	279,127	1,485,619
Mercury NZ Ltd.	249,981	819,057
Meridian Energy Ltd.	475,243	1,573,567
		3,878,243
Portugal: 1.0%
EDP Renovaveis SA * †	112,220	1,165,170

South Korea: 2.6%
Hanwha Solutions Corp. *	36,461	392,805
Samsung SDI Co. Ltd. *	17,145	2,833,876
		3,226,681
Spain: 8.1%
Acciona SA †	9,186	1,033,363
Iberdrola SA	647,707	8,922,530
		9,955,893
Sweden: 1.8%
Nibe Industrier AB †	570,604	2,232,845

Switzerland: 0.5%
Landis+Gyr Group AG	9,144	580,328

Taiwan: 0.5%
Simplo Technology Co. Ltd.	54,000	653,722

United Kingdom: 1.4%
Drax Group Plc	115,279	934,113
Johnson Matthey Plc	45,048	756,062
		1,690,175
United States: 36.8%
Bloom Energy Corp. * †	49,335	1,095,730
EnerSys	11,262	1,040,947
Enphase Energy, Inc. *	38,714	2,658,878
First Solar, Inc. *	30,677	5,406,514
HA Sustainable Infrastructure Capital, Inc. †	27,408	735,357
Installed Building Products, Inc.	6,493	1,137,898
Lucid Group, Inc. * †	459,509	1,387,717
NextEra Energy, Inc.	138,596	9,935,947
Ormat Technologies, Inc.	14,629	990,676
Owens Corning	25,219	4,295,300
Plug Power, Inc. * †	267,880	570,584
QuantumScape Corp. * †	132,885	689,673
Rivian Automotive, Inc. * †	237,456	3,158,165
Sunrun, Inc. * †	46,751	432,447
Tesla, Inc. *	24,138	9,747,890
TopBuild Corp. *	5,599	1,743,193
		45,026,916
Total Common Stocks (Cost: $168,828,963)		122,379,185

See Notes to Financial Statements

14

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.6%
Money Market Fund: 3.6%
(Cost: $4,344,473)
State Street Navigator Securities Lending Government Money Market Portfolio	4,344,473	$4,344,473
Total Investments: 103.7% (Cost: $173,173,436)		126,723,658
Liabilities in excess of other assets: (3.7)%		(4,519,721)
NET ASSETS: 100.0%		$122,203,937

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $20,806,287.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,176,737, or 4.2% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
	$1,386,817	$—	$—	$1,386,817
Austria	872,429	—	—	872,429
Brazil	4,107,810	—	—	4,107,810
Canada	3,222,892	—	—	3,222,892
Chile	—	631,198	—	631,198
China	9,282,123	11,365,505	—	20,647,628
Denmark	—	8,763,269	—	8,763,269
France	—	1,191,351	—	1,191,351
Germany	—	545,906	—	545,906
Ireland	—	3,196,593	—	3,196,593
Italy	—	8,611,089	—	8,611,089
Japan	—	792,230	—	792,230
New Zealand	3,059,186	819,057	—	3,878,243
Portugal	—	1,165,170	—	1,165,170
South Korea	—	3,226,681	—	3,226,681
Spain	—	9,955,893	—	9,955,893
Sweden	—	2,232,845	—	2,232,845
Switzerland	—	580,328	—	580,328
Taiwan	—	653,722	—	653,722
United Kingdom	—	1,690,175	—	1,690,175
United States	45,026,916	—	—	45,026,916
Money Market Fund	4,344,473	—	—	4,344,473
Total Investments	$71,302,646	$55,421,012	$—	$126,723,658

See Notes to Financial Statements

15

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 9.8%
BHP Group Ltd. (ADR) †	91,764	$4,480,836
Evolution Mining Ltd.	94,715	280,042
Fortescue Ltd. †	89,062	1,003,212
Glencore Plc (GBP)	361,109	1,591,023
Northern Star Resources Ltd.	50,485	479,822
Rio Tinto Ltd. †	13,590	985,769
Rio Tinto Plc (ADR)	44,426	2,612,693
South32 Ltd.	203,327	426,633
Woodside Energy Group Ltd. (ADR)	24,827	387,301
		12,247,331
Brazil: 3.7%
Centrais Eletricas Brasileiras SA (ADR) †	89,162	510,007
Petroleo Brasileiro SA (ADR) †	35,215	416,946
Suzano SA (ADR) †	50,477	510,827
Vale SA (ADR)	167,245	1,483,463
Wheaton Precious Metals Corp. (USD)	18,721	1,052,869
Yara International ASA (NOK)	26,060	691,438
		4,665,550
Canada: 11.0%
Agnico Eagle Mines Ltd. (USD)	23,172	1,812,282
Alamos Gold, Inc. (USD)	24,025	443,021
Barrick Gold Corp. (USD)	88,649	1,374,059
Cameco Corp. (USD)	19,283	990,953
Canadian Natural Resources Ltd. (USD) †	23,696	731,495
Cenovus Energy, Inc. (USD)	19,227	291,289
Enbridge, Inc. (USD) †	31,623	1,341,764
Franco-Nevada Corp. (USD)	8,493	998,692
Kinross Gold Corp. (USD)	59,040	547,301
Northland Power, Inc. †	24,101	299,964
Nutrien Ltd. (USD) †	55,224	2,471,274
Pan American Silver Corp. (USD)	20,841	421,405
Pembina Pipeline Corp. (USD) †	8,988	332,107
South Bow Corp. (USD) †	5,672	133,689
Suncor Energy, Inc. (USD)	19,259	687,161
TC Energy Corp. (USD) †	12,194	567,387
West Fraser Timber Co. Ltd. (USD)	4,558	394,495
		13,838,338
China: 0.8%
Wilmar International Ltd. (SGD)	431,564	980,577

Denmark: 1.1%
Orsted AS 144A *	12,933	583,778
Vestas Wind Systems A/S *	56,867	779,779
		1,363,557
Finland: 1.0%
Stora Enso Oyj †	39,884	401,258
	Number of Shares	Value
Finland (continued)
UPM-Kymmene Oyj	33,255	$914,190
		1,315,448
France: 1.5%
TotalEnergies SE (ADR) †	34,277	1,868,096

Germany: 1.9%
Bayer AG	117,197	2,340,214

India: 1.0%
Reliance Industries Ltd. (USD) 144A (GDR) †	22,462	1,275,842

Indonesia: 0.4%
Amman Mineral Internasional PT *	941,000	493,552

Israel: 0.0%
Enlight Renewable Energy Ltd. *	1	14

Italy: 0.4%
Eni SpA (ADR) †	19,672	538,226

Japan: 2.4%
JFE Holdings, Inc.	37,464	422,344
Kubota Corp. †	118,200	1,370,930
Nippon Steel Corp.	44,100	887,261
Oji Holdings Corp.	88,676	339,310
		3,019,845
Liechtenstein: 0.4%
Antofagasta Plc (GBP)	23,890	473,438

Luxembourg: 0.5%
ArcelorMittal SA (USD) †	26,610	615,489

Mexico: 0.6%
Grupo Mexico SAB de CV	170,264	810,101

New Zealand: 0.6%
Contact Energy Ltd.	69,366	369,192
Meridian Energy Ltd.	112,770	373,390
		742,582
Norway: 1.1%
Equinor ASA (ADR)	16,243	384,797
Mowi ASA	60,362	1,036,872
		1,421,669
Portugal: 0.2%
EDP Renovaveis SA * †	30,161	313,159

Russia: 0.0%
Evraz Plc (GBP) *∞	10,824	0
Gazprom PJSC *∞	125,520	0
GMK Norilskiy Nickel PAO *∞	128,400	0
GMK Norilskiy Nickel PAO (ADR) *∞	17	0
LUKOIL PJSC ∞	3,739	0
Novatek PJSC ∞	19,580	0
Novolipetsk Steel PJSC ∞	26,910	0
PhosAgro PJSC ∞	4,623	0
PhosAgro PJSC (USD) (GDR) ∞	1	0

See Notes to Financial Statements

16

	Number of Shares	Value
Russia (continued)
PhosAgro PJSC (USD) (GDR)∞	89	$0
Polyus PJSC (USD) (GDR) *∞	1,669	0
Rosneft Oil Co. PJSC ∞	13,000	0
Severstal PAO (USD) (GDR) *∞	4,118	0
Surgutneftegas PJSC ∞	371,430	0
Tatneft PJSC (ADR) *∞	2,680	0
		0
South Africa: 2.4%
Anglo American Plc (GBP)	57,438	1,698,956
Anglogold Ashanti Plc (USD)	21,351	492,781
Gold Fields Ltd. (ADR)	42,747	564,260
Impala Platinum Holdings Ltd. * †	53,316	249,293
		3,005,290
South Korea: 0.6%
POSCO Holdings, Inc. (ADR) †	17,096	741,283

Spain: 3.5%
Iberdrola SA	297,166	4,093,630
Repsol SA †	20,799	252,996
		4,346,626
Sweden: 1.0%
Boliden AB	16,435	463,008
Holmen AB †	8,265	303,565
Svenska Cellulosa AB SCA	35,204	447,103
		1,213,676
Taiwan: 0.4%
China Steel Corp.	795,672	476,519

United Kingdom: 6.8%
BP Plc (ADR)	35,479	1,048,759
CNH Industrial NV (USD)	82,318	932,663
Shell Plc (ADR)	103,740	6,499,311
		8,480,733
United States: 46.9%
AGCO Corp. †	8,548	799,067
Archer-Daniels-Midland Co.	39,064	1,973,513
Bunge Global SA	14,352	1,116,012
CF Industries Holdings, Inc.	17,426	1,486,786
Cheniere Energy, Inc.	3,036	652,345
Chevron Corp.	42,855	6,207,118
ConocoPhillips	15,085	1,495,979
Corteva, Inc.	68,235	3,886,666
Darling Ingredients, Inc. *	21,907	738,047
Deere & Co.	14,941	6,330,502
Devon Energy Corp.	8,898	291,232
Diamondback Energy, Inc.	2,666	436,771
EOG Resources, Inc.	5,300	649,674
Exxon Mobil Corp.	59,814	6,434,192
First Solar, Inc. *	5,062	892,127
FMC Corp.	14,378	698,915
Freeport-McMoRan, Inc.	53,714	2,045,429
Halliburton Co.	9,043	245,879
Hess Corp.	3,849	511,955
Ingredion, Inc.	7,852	1,080,121
Kinder Morgan, Inc.	24,270	664,998
Louisiana-Pacific Corp.	3,711	384,274
	Number of Shares	Value
United States (continued)
Marathon Petroleum Corp.	3,919	$546,701
Mosaic Co.	38,975	958,005
Newmont Corp.	44,325	1,649,777
NextEra Energy, Inc.	85,935	6,160,680
Nucor Corp.	8,377	977,680
Occidental Petroleum Corp.	9,189	454,028
ONEOK, Inc.	6,886	691,354
Phillips 66	5,127	584,119
Reliance, Inc.	2,200	592,372
Royal Gold, Inc.	2,413	318,154
Schlumberger NV	15,666	600,634
Steel Dynamics, Inc.	6,591	751,835
The Williams Companies, Inc.	14,424	780,627
Toro Co.	10,282	823,588
Tyson Foods, Inc.	30,254	1,737,790
UFP Industries, Inc.	3,364	378,955
United States Steel Corp. †	11,426	388,370
Valero Energy Corp.	3,973	487,050
Weyerhaeuser Co.	31,106	875,634
		58,778,955
Total Common Stocks (Cost: $134,853,382)		125,366,110

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Money Market Fund: 3.2% (Cost: $3,988,090)
State Street Navigator Securities Lending Government Money Market Portfolio	3,988,090	3,988,090
Total Investments: 103.2% (Cost: $138,841,472)		129,354,200
Liabilities in excess of other assets: (3.2)%		(3,987,194)
NET ASSETS: 100.0%		$125,367,006

See Notes to Financial Statements

17

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $15,807,496.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$7,480,830	$4,766,501	$—	$12,247,331
Brazil	3,974,112	691,438	—	4,665,550
Canada	13,838,338	—	—	13,838,338
China	—	980,577	—	980,577
Denmark	—	1,363,557	—	1,363,557
Finland	—	1,315,448	—	1,315,448
France	1,868,096	—	—	1,868,096
Germany	—	2,340,214	—	2,340,214
India	1,275,842	—	—	1,275,842
Indonesia	—	493,552	—	493,552
Israel	—	14	—	14
Italy	538,226	—	—	538,226
Japan	—	3,019,845	—	3,019,845
Liechtenstein	—	473,438	—	473,438
Luxembourg	615,489	—	—	615,489
Mexico	810,101	—	—	810,101
New Zealand	742,582	—	—	742,582
Norway	384,797	1,036,872	—	1,421,669
Portugal	—	313,159	—	313,159
Russia	—	—	0	0
South Africa	1,057,041	1,948,249	—	3,005,290
South Korea	741,283	—	—	741,283
Spain	—	4,346,626	—	4,346,626
Sweden	—	1,213,676	—	1,213,676
Taiwan	—	476,519	—	476,519
United Kingdom	8,480,733	—	—	8,480,733
United States	58,778,955	—	—	58,778,955
Money Market Fund	3,988,090	—	—	3,988,090
Total Investments	$104,574,515	$24,779,685	$0	$129,354,200

See Notes to Financial Statements

18

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 3.7%
Ampol Ltd. †	52,408	$914,683

Austria: 4.7%
OMV AG	29,936	1,160,576

Finland: 4.4%
Neste Oyj †	85,958	1,087,450

Greece: 1.9%
Motor Oil Hellas Corinth Refineries SA	22,115	471,824

Hungary: 4.3%
MOL Hungarian Oil & Gas Plc	155,257	1,068,422

India: 8.0%
Reliance Industries Ltd. (USD) 144A (GDR) †	35,171	1,997,713

Japan: 15.3%
Cosmo Energy Holdings Co. Ltd.	21,000	928,147
ENEOS Holdings, Inc.	299,000	1,570,447
Idemitsu Kosan Co. Ltd. †	197,540	1,302,732
		3,801,326
Poland: 4.4%
ORLEN SA	96,393	1,104,812

Portugal: 5.5%
Galp Energia SGPS SA	82,010	1,358,830

Saudi Arabia: 1.6%
S-Oil Corp. (KRW)	11,046	412,470

South Korea: 7.5%
HD Hyundai Co. Ltd.	14,432	773,841
SK Innovation Co. Ltd. *	14,330	1,083,300
		1,857,141
	Number of Shares	Value
Taiwan: 2.5%
Formosa Petrochemical Corp.	580,000	$611,734

Thailand: 2.8%
Bangchak Corp. PCL (NVDR)	335,400	354,225
Thai Oil PCL (NVDR)	415,800	346,173
		700,398
Turkey: 4.3%
Turkiye Petrol Rafinerileri AS	268,548	1,077,670

United States: 29.0%
Delek US Holdings, Inc.	14,111	261,054
HF Sinclair Corp.	30,482	1,068,394
Marathon Petroleum Corp.	12,151	1,695,065
Par Pacific Holdings, Inc. *	12,116	198,581
PBF Energy, Inc.	18,307	486,051
Phillips 66	16,837	1,918,239
Valero Energy Corp.	12,865	1,577,120
		7,204,504
Total Common Stocks (Cost: $30,495,509)		24,829,553

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Money Market Fund: 1.0% (Cost: $245,667)
State Street Navigator Securities Lending Government Money Market Portfolio	245,667	245,667
Total Investments: 100.9% (Cost: $30,741,176)		25,075,220
Liabilities in excess of other assets: (0.9)%		(220,976)
NET ASSETS: 100.0%		$24,854,244

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,074,289.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,997,713, or 8.0% of net assets.

See Notes to Financial Statements

19

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$914,683	$—	$914,683
Austria	—	1,160,576	—	1,160,576
Finland	—	1,087,450	—	1,087,450
Greece	—	471,824	—	471,824
Hungary	—	1,068,422	—	1,068,422
India	1,997,713	—	—	1,997,713
Japan	—	3,801,326	—	3,801,326
Poland	—	1,104,812	—	1,104,812
Portugal	—	1,358,830	—	1,358,830
Saudi Arabia	—	412,470	—	412,470
South Korea	—	1,857,141	—	1,857,141
Taiwan	—	611,734	—	611,734
Thailand	—	700,398	—	700,398
Turkey	1,077,670	—	—	1,077,670
United States	7,204,504	—	—	7,204,504
Money Market Fund	245,667	—	—	245,667
Total Investments	$10,525,554	$14,549,666	$—	$25,075,220

See Notes to Financial Statements

20

VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.1%
Bermuda: 2.7%
Valaris Ltd. (USD) * †	902,744	$39,937,395

Netherlands: 5.6%
Core Laboratories, Inc. (USD) †	385,623	6,675,134
Tenaris SA (ADR)	2,035,140	76,907,941
		83,583,075
United Kingdom: 4.9%
TechnipFMC Plc (USD)	2,571,395	74,416,171

United States: 86.9%
Baker Hughes Co.	4,838,708	198,483,802
Cactus, Inc. †	1,045,191	60,997,347
ChampionX Corp.	2,423,973	65,907,826
Expro Group Holdings NV * †	1,608,411	20,056,885
Halliburton Co.	3,858,950	104,924,850
Helix Energy Solutions Group, Inc. *	2,498,607	23,287,017
Helmerich & Payne, Inc. †	1,401,038	44,861,237
Innovex International, Inc. * †	451,890	6,312,903
Liberty Energy, Inc. †	2,115,003	42,067,410
Nabors Industries Ltd. * †	168,722	9,645,837
Noble Corp. Plc	2,192,339	68,839,445
NOV, Inc. †	4,654,088	67,949,685
Oceaneering International, Inc. *	1,534,348	40,015,796
	Number of Shares	Value
United States (continued)
Patterson-UTI Energy, Inc.	6,502,875	$53,713,747
ProPetro Holding Corp. *	1,075,979	10,038,884
RPC, Inc. †	2,621,761	15,573,260
Schlumberger NV	7,654,787	293,484,534
Select Water Solutions, Inc.	1,770,413	23,440,268
Tidewater, Inc. *	833,464	45,598,815
Transocean Ltd. * †	13,296,912	49,863,420
Weatherford International Plc	888,973	63,677,136
		1,308,740,104
Total Common Stocks (Cost: $1,942,139,744)		1,506,676,745

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $308,382)
State Street Navigator Securities Lending Government Money Market Portfolio	308,382	308,382
Total Investments: 100.1% (Cost: $1,942,448,126)		1,506,985,127
Liabilities in excess of other assets: (0.1)%		(1,156,108)
NET ASSETS: 100.0%		$1,505,829,019

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $166,066,061.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,506,676,745	$—	$—	$1,506,676,745
Money Market Fund	308,382	—	—	308,382
Total Investments	$1,506,985,127	$—	$—	$1,506,985,127

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

21

VANECK RARE EARTH AND STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 17.9%
AVZ Minerals Ltd. ∞	52,906,510	$1,578,891
Iluka Resources Ltd.	2,586,640	8,055,812
Liontown Resources Ltd. * †	17,203,341	5,567,269
Lynas Rare Earths Ltd. * †	3,250,380	12,821,645
Pilbara Minerals Ltd. * †	8,316,869	11,229,437
		39,253,054
Canada: 13.7%
Lithium Americas Argentina Corp. (USD) * †	2,126,213	5,570,678
Lithium Americas Corp. (USD) * †	2,666,700	7,920,099
Patriot Battery Metals, Inc. * †	1,765,180	4,295,738
Sigma Lithium Corp. (USD) * †	832,322	9,338,653
Standard Lithium Ltd. (USD) *	2,086,858	3,046,812
		30,171,980
Chile: 6.9%
Sociedad Quimica y Minera de Chile SA (ADR) †	418,908	15,231,495

China: 27.6%
Baoji Titanium Industry Co. Ltd.	1,882,080	7,288,825
China Northern Rare Earth Group High-Tech Co. Ltd.	4,937,812	14,270,925
Ganfeng Lithium Group Co. Ltd. (HKD) 144A †	3,771,240	9,643,359
Jinduicheng Molybdenum Co. Ltd.	7,273,065	9,961,529
Shenghe Resources Holding Co. Ltd.	6,848,931	9,591,244
	Number of Shares	Value
China (continued)
Xiamen Tungsten Co. Ltd.	3,729,624	$9,786,968
		60,542,850
France: 3.5%
Eramet SA †	135,925	7,608,827

Germany: 2.6%
Vulcan Energy Resources Ltd. (AUD) * †	1,754,418	5,814,461

Netherlands: 2.8%
AMG Critical Materials NV †	426,796	6,135,486

United States: 24.9%
Albemarle Corp. †	185,157	15,938,314
Arcadium Lithium Plc *	3,755,209	19,264,222
MP Materials Corp. * †	679,606	10,601,854
Tronox Holdings Plc †	870,926	8,770,225
		54,574,615
Total Common Stocks (Cost: $365,871,401)		219,332,768

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.4%
Money Market Fund: 9.4% (Cost: $20,621,989)
State Street Navigator Securities Lending Government Money Market Portfolio	20,621,989	20,621,989
Total Investments: 109.3% (Cost: $386,493,390)		239,954,757
Liabilities in excess of other assets: (9.3)%		(20,363,458)
NET ASSETS: 100.0%		$219,591,299

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $61,505,524.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $9,643,359, or 4.4% of net assets.

See Notes to Financial Statements

22

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$37,674,163	$1,578,891	$39,253,054
Canada	30,171,980	—	—	30,171,980
Chile	15,231,495	—	—	15,231,495
China	—	60,542,850	—	60,542,850
France	—	7,608,827	—	7,608,827
Germany	—	5,814,461	—	5,814,461
Netherlands	—	6,135,486	—	6,135,486
United States	54,574,615	—	—	54,574,615
Money Market Fund	20,621,989	—	—	20,621,989
Total Investments	$120,600,079	$117,775,787	$1,578,891	$239,954,757

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2024. Transfers in/out are assessed at the beginning of the year.

Common Stock
Balance as of December 31, 2023	$8,050,466
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(6,471,575)
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of December 31, 2024	$1,578,891

See Notes to Financial Statements

23

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 10.9%
Rio Tinto Plc (ADR)	138,124	$8,123,072

Brazil: 14.9%
Cia Siderurgica Nacional SA (ADR) †	1,315,071	1,893,703
Gerdau SA (ADR)	1,049,390	3,022,243
Vale SA (ADR)	699,615	6,205,585
		11,121,531
Canada: 1.4%
Algoma Steel Group, Inc. (USD) †	103,555	1,012,768

Luxembourg: 5.0%
ArcelorMittal SA (USD) †	161,011	3,724,184

Netherlands: 9.6%
Tenaris SA (ADR)	101,218	3,825,028
Ternium SA (ADR)	114,599	3,332,539
		7,157,567
South Korea: 4.9%
POSCO Holdings, Inc. (ADR)	84,396	3,659,411

United States: 53.3%
ATI, Inc. *	62,868	3,460,255
Carpenter Technology Corp.	20,129	3,416,093
Cleveland-Cliffs, Inc. * †	351,212	3,301,393
Commercial Metals Co.	64,134	3,181,046
Gibraltar Industries, Inc. *	30,089	1,772,242
Metallus, Inc. *	42,141	595,452
	Number of Shares	Value
United States (continued)
Nucor Corp.	36,193	$4,224,085
Olympic Steel, Inc.	22,080	724,445
Radius Recycling, Inc.	27,723	421,944
Reliance, Inc.	13,780	3,710,403
Ryerson Holding Corp.	31,582	584,583
Steel Dynamics, Inc.	32,547	3,712,636
SunCoke Energy, Inc.	83,393	892,305
United States Steel Corp. †	108,750	3,696,413
Universal Stainless & Alloy Products, Inc. *	28,010	1,233,280
Warrior Met Coal, Inc.	59,163	3,209,001
Worthington Steel, Inc.	50,354	1,602,264
		39,737,840
Total Common Stocks (Cost: $95,302,427)		74,536,373

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.4%
Money Market Fund: 3.4% (Cost: $2,562,802)
State Street Navigator Securities Lending Government Money Market Portfolio	2,562,802	2,562,802
Total Investments: 103.4% (Cost: $97,865,229)		77,099,175
Liabilities in excess of other assets: (3.4)%		(2,515,703)
NET ASSETS: 100.0%		$74,583,472

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $8,111,068.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$74,536,373	$—	$—	$74,536,373
Money Market Fund	2,562,802	—	—	2,562,802
Total Investments	$77,099,175	$—	$—	$77,099,175

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

24

VANECK URANIUM AND NUCLEAR ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 7.2%
Boss Energy Ltd. * †	5,935,517	$8,894,016
Deep Yellow Ltd. * †	16,528,845	11,440,172
Paladin Energy Ltd. * †	4,206,061	19,587,040
Silex Systems Ltd. * †	4,398,946	13,699,423
		53,620,651
Canada: 13.8%
Cameco Corp. (USD) †	904,905	46,503,068
Denison Mines Corp. (USD) * †	15,404,472	27,728,050
NexGen Energy Ltd. (USD) * †	4,476,685	29,546,121
		103,777,239
China: 5.0%
CGN Power Co. Ltd. (HKD) 144A	101,667,000	37,136,663

Czech Republic: 5.3%
CEZ AS	1,015,071	39,956,603

Finland: 4.7%
Fortum Oyj	2,516,495	35,217,802

Italy: 5.8%
Endesa SA	2,014,264	43,300,614

Jersey, Channel Islands: 3.0%
Yellow Cake Plc 144A *	3,557,619	22,299,650

Kazakhstan: 4.7%
NAC Kazatomprom JSC (USD) (GDR)	931,012	35,145,703

South Korea: 1.6%
KEPCO Engineering & Construction Co., Inc. *	342,008	12,157,183
	Number of Shares	Value
United States: 48.9%
BWX Technologies, Inc.	393,101	$43,787,520
Centrus Energy Corp. * †	250,511	16,686,538
Constellation Energy Corp.	272,125	60,877,084
Encore Energy Corp. * †	3,449,335	11,762,232
Energy Fuels, Inc. * †	3,602,710	18,481,902
NANO Nuclear Energy, Inc. * †	454,353	11,311,118
NuScale Power Corp. * †	1,356,987	24,330,777
Oklo, Inc. * †	1,404,729	29,822,397
PG&E Corp.	2,843,846	57,388,812
Public Service Enterprise Group, Inc.	752,509	63,579,486
Uranium Energy Corp. * †	4,280,896	28,639,194
		366,667,060
Total Common Stocks (Cost: $759,894,001)		749,279,168

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.5%
Money Market Fund: 3.5% (Cost: $25,972,752)
State Street Navigator Securities Lending Government Money Market Portfolio	25,972,752	25,972,752
Total Investments: 103.5% (Cost: $785,866,753)		775,251,920
Liabilities in excess of other assets: (3.5)%		(26,233,839)
NET ASSETS: 100.0%		$749,018,081

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $105,938,996.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $59,436,313, or 7.9% of net assets.

See Notes to Financial Statements

25

VANECK URANIUM AND NUCLEAR ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$53,620,651	$—	$53,620,651
Canada	103,777,239	—	—	103,777,239
China	—	37,136,663	—	37,136,663
Czech Republic	39,956,603	—	—	39,956,603
Finland	35,217,802	—	—	35,217,802
Italy	—	43,300,614	—	43,300,614
Jersey, Channel Islands	—	22,299,650	—	22,299,650
Kazakhstan	35,145,703	—	—	35,145,703
South Korea	—	12,157,183	—	12,157,183
United States	366,667,060	—	—	366,667,060
Money Market Fund	25,972,752	—	—	25,972,752
Total Investments	$606,737,159	$168,514,761	$—	$775,251,920

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	Agribusiness ETF	CMCI Commodity Strategy ETF (a)	Gold Miners ETF	Green Metals ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$569,610,051	$2,447,032	$12,654,983,670	$17,840,405
Short-term investments held as collateral for securities loaned (3)	25,787,398	—	108,494,073	622,067
Total return swap contracts, at value	—	19,720	—	—
Cash	2,526	7,273	10,130,665	—
Cash denominated in foreign currency, at value (4)	353,931	—	698,532	80,277
Receivables:
Due from Adviser	—	5,491	—	—
Dividends and interest	1,686,461	432	1,626,136	13,687
Prepaid expenses	7,831	536	70,068	—
Other assets	202,013	7	743,368	—
Total assets	597,650,211	2,480,491	12,776,746,512	18,556,436
Liabilities:
Payables:
Collateral for securities loaned	25,787,398	—	108,494,073	622,067
Line of credit	599,574	—	—	—
Due to Adviser	257,321	—	5,700,368	9,635
Due to custodian	—	—	—	72,642
Deferred Trustee fees	686,134	7	1,679,059	—
Accrued expenses	232,862	56,438	378,966	773
Total liabilities	27,563,289	56,445	116,252,466	705,117
NET ASSETS	$570,086,922	$2,424,046	$12,660,494,046	$17,851,319
Shares outstanding	8,800,000	100,000	373,552,500	850,000
Net asset value, redemption and offering price per share	$64.78	$24.24	$33.89	$21.00
Net Assets consist of:
Aggregate paid in capital	$1,710,511,809	$2,401,779	$24,376,619,857	$31,803,809
Total distributable earnings (loss)	(1,140,424,887)	22,267	(11,716,125,811)	(13,952,490)
NET ASSETS	$570,086,922	$2,424,046	$12,660,494,046	$17,851,319
(1) Includes Investment in securities on loan, at market value	$75,227,196	$177,119	$337,826,118	$2,269,078
(2) Cost of investments - Unaffiliated issuers	$823,606,818	$2,445,388	$11,825,300,943	$23,302,694
(3) Cost of short-term investments held as collateral for securities loaned	$25,787,398	$—	$108,494,073	$622,067
(4) Cost of cash denominated in foreign currency	$356,009	$—	$698,562	$81,796

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$3,942,384,759	$122,379,185	$125,366,110	$24,829,553
Affiliated issuers (3)	484,226,002	—	—	—
Short-term investments held as collateral for securities loaned (4)	23,683,945	4,344,473	3,988,090	245,667
Cash	6,202,365	—	—	169,575
Cash denominated in foreign currency, at value (5)	3,356,595	18,955	394,389	51,486
Receivables:
Shares of beneficial interest sold	—	—	42	—
Dividends and interest	731,866	357,182	230,247	132,437
Prepaid expenses	31,250	3,495	—	744
Other assets	152,506	7,943	—	135
Total assets	4,460,769,288	127,111,233	129,978,878	25,429,597
Liabilities:
Payables:
Investment securities purchased	138,603	—	16,970	281,399
Collateral for securities loaned	23,683,945	4,344,473	3,988,090	245,667
Line of credit	—	424,533	438,033	—
Due to Adviser	2,042,739	53,727	43,203	3,849
Due to custodian	—	1,357	45,357	—
Deferred Trustee fees	442,387	22,227	14,855	1,213
Accrued expenses	268,382	60,979	65,364	43,225
Total liabilities	26,576,056	4,907,296	4,611,872	575,353
NET ASSETS	$4,434,193,232	$122,203,937	$125,367,006	$24,854,244
Shares outstanding	103,787,446	1,233,298	2,750,000	900,000
Net asset value, redemption and offering price per share	$42.72	$99.09	$45.59	$27.62
Net Assets consist of:
Aggregate paid in capital	$9,421,285,481	$255,348,505	$192,754,145	$43,623,415
Total distributable loss	(4,987,092,249)	(133,144,568)	(67,387,139)	(18,769,171)
NET ASSETS	$4,434,193,232	$122,203,937	$125,367,006	$24,854,244
(1) Includes Investment in securities on loan, at market value	$142,078,174	$20,806,287	$15,807,496	$1,074,289
(2) Cost of investments - Unaffiliated issuers	$3,766,821,197	$168,828,963	$134,853,382	$30,495,509
(3) Cost of investments - Affiliated issuers	$500,335,464	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$23,683,945	$4,344,473	$3,988,090	$245,667
(5) Cost of cash denominated in foreign currency	$2,903,112	$19,072	$397,558	$51,489

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	Oil Services ETF	Rare Earth and Strategic Metals ETF	Steel ETF	Uranium and Nuclear ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,506,676,745	$219,332,768	$74,536,373	$749,279,168
Short-term investments held as collateral for securities loaned (3)	308,382	20,621,989	2,562,802	25,972,752
Cash	4,911	1,316	105,664	8,017
Cash denominated in foreign currency, at value (4)	—	950,712	—	2,184
Receivables:
Shares of beneficial interest sold	54,258,594	—	—	—
Dividends and interest	2,169,502	360,952	86,266	411,877
Prepaid expenses	—	3,835	1,862	2,825
Other assets	—	11,664	6,618	4,426
Total assets	1,563,418,134	241,283,236	77,299,585	775,681,249
Liabilities:
Payables:
Investment securities purchased	54,258,438	—	53,156	—
Collateral for securities loaned	308,382	20,621,989	2,562,802	25,972,752
Line of credit	2,369,104	830,007	—	298,361
Due to Adviser	444,550	101,475	31,547	325,426
Deferred Trustee fees	206,442	31,051	23,633	15,752
Accrued expenses	2,199	107,415	44,975	50,877
Total liabilities	57,589,115	21,691,937	2,716,113	26,663,168
NET ASSETS	$1,505,829,019	$219,591,299	$74,583,472	$749,018,081
Shares outstanding	5,550,543	5,624,987	1,275,000	9,216,632
Net asset value, redemption and offering price per share	$271.29	$39.04	$58.50	$81.27
Net Assets consist of:
Aggregate paid in capital	$4,120,007,935	$826,576,376	$273,301,571	$870,921,916
Total distributable loss	(2,614,178,916)	(606,985,077)	(198,718,099)	(121,903,835)
NET ASSETS	$1,505,829,019	$219,591,299	$74,583,472	$749,018,081
(1) Includes Investment in securities on loan, at market value	$166,066,061	$61,505,524	$8,111,068	$105,938,996
(2) Cost of investments - Unaffiliated issuers	$1,942,139,744	$365,871,401	$95,302,427	$759,894,001
(3) Cost of short-term investments held as collateral for securities loaned	$308,382	$20,621,989	$2,562,802	$25,972,752
(4) Cost of cash denominated in foreign currency	$—	$956,919	$—	$2,192

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Agribusiness ETF	CMCI Commodity Strategy ETF (a)	Gold Miners ETF	Green Metals ETF
Income:
Dividends - unaffiliated issuers	$22,919,257	$7,942	$131,998,227	$421,542
Dividends - affiliated issuers	—	—	102,318,428	—
Interest	10,559	123,857	454,389	214
Securities lending income	251,437	316	1,217,956	26,280
Net foreign taxes reclaimed/(withheld)	(614,265)	—	(23,001,663)	(24,821)
Total income	22,566,988	132,115	212,987,337	423,215

Expenses:
Management fees	3,686,740	16,250	67,983,659	142,382
Professional fees	48,590	50,073	46,823	—
Custody and accounting fees	75,584	24,631	228,823	—
Reports to shareholders	91,372	10,385	578,524	—
Trustees’ fees and expenses	17,328	554	248,108	—
Registration fees	6,775	7,068	21,498	—
Insurance	17,396	453	88,600	—
Interest	87,755	—	215,776	5,466
Taxes	607	81	879	243
Other	11,240	395	93,713	—
Total expenses	4,043,387	109,890	69,506,403	148,091
Expenses assumed by the Adviser	—	(93,558)	—	—
Net expenses	4,043,387	16,332	69,506,403	148,091
Net investment income	18,523,601	115,783	143,480,934	275,124

Net realized gain (loss) on:
Investments - unaffiliated issuers	(41,981,285)	49	(137,364,574)	(2,941,010)
Investments - affiliated issuers	—	—	(138,842,034)	—
In-kind redemptions - unaffiliated issuers	(5,959,161)	—	489,073,551	1,129,598
In-kind redemptions - affiliated issuers	—	—	641,586,718	—
Swap contracts	—	(98,949)	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(207,309)	—	(349,202)	(1,591)
Net realized gain (loss)	(48,147,755)	(98,900)	854,104,459	(1,813,003)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(66,439,664)	1,100	(148,914,024)	(1,423,470)
Investments - affiliated issuers	—	—	610,452,774	—
Swap contracts	—	99,224	—	—
Foreign currency translations and foreign denominated assets and liabilities	(52,765)	—	(11,607)	(2,062)
Net change in unrealized appreciation (depreciation)	(66,492,429)	100,324	461,527,143	(1,425,532)
Net increase (decrease) in net assets resulting from operations	$(96,116,583)	$117,207	$1,459,112,536	$(2,963,411)

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Income:
Dividends - unaffiliated issuers	$31,918,418	$2,810,320	$3,963,556	$1,639,663
Dividends - affiliated issuers	20,939,466	—	—	—
Interest	252,163	2,376	1,849	556
Securities lending income	2,330,433	202,772	40,217	2,696
Net foreign taxes reclaimed/(withheld)	(5,480,891)	(210,556)	(171,896)	(156,771)
Total income	49,959,589	2,804,912	3,833,726	1,486,144

Expenses:
Management fees	24,359,121	690,106	526,053	174,543
Professional fees	47,696	43,072	—	44,154
Custody and accounting fees	239,198	52,642	—	40,944
Reports to shareholders	153,553	22,452	—	12,170
Trustees’ fees and expenses	89,092	8,942	—	872
Registration fees	15,964	6,775	—	6,783
Insurance	40,201	3,223	—	1,282
Interest	47,938	14,101	29,785	10,845
Taxes	931	286	243	262
Other	8,008	6,346	—	3,990
Total expenses	25,001,702	847,945	556,081	295,845
Expenses assumed by the Adviser	—	—	—	(78,777)
Net expenses	25,001,702	847,945	556,081	217,068
Net investment income	24,957,887	1,956,967	3,277,645	1,269,076

Net realized gain (loss) on:
Investments - unaffiliated issuers	110,441,346	(9,384,510)	(549,732)	(1,541,619)
Investments - affiliated issuers	(81,982,144)	—	—	—
In-kind redemptions - unaffiliated issuers	240,901,626	4,057,007	3,207,579	3,965,910
In-kind redemptions - affiliated issuers	50,993,621	—	—	—
Foreign currency transactions and
foreign denominated assets and liabilities	(1,343,025)	(20,746)	(44,407)	(19,173)
Net realized gain (loss)	319,011,424	(5,348,249)	2,613,440	2,405,118

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	323,253,698	(11,513,877)	(13,572,538)	(8,481,641)
Investments - affiliated issuers	53,755,585	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	103,605	(7,492)	(8,384)	(6,091)
Net change in unrealized appreciation (depreciation)	377,112,888	(11,521,369)	(13,580,922)	(8,487,732)
Net increase (decrease) in net assets resulting from operations	$721,082,199	$(14,912,651)	$(7,689,837)	$(4,813,538)

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Oil Services ETF	Rare Earth and Strategic Metals ETF	Steel ETF	Uranium and Nuclear ETF
Income:
Dividends	$33,275,884	$3,092,670	$3,207,616	$4,033,614
Interest	28,713	19,191	2,894	11,721
Securities lending income	212,596	2,757,691	22,795	813,673
Net foreign taxes reclaimed/(withheld)	—	(123,112)	(80,674)	(343,502)
Total income	33,517,193	5,746,440	3,152,631	4,515,506

Expenses:
Management fees	6,413,847	1,502,321	504,912	1,409,980
Professional fees	—	43,600	43,052	42,752
Custody and accounting fees	—	52,418	20,741	42,717
Reports to shareholders	—	52,952	18,006	41,393
Trustees’ fees and expenses	—	13,657	4,821	3,649
Registration fees	—	6,983	6,775	6,775
Insurance	—	9,527	3,315	3,841
Interest	49,944	40,149	6,578	18,135
Taxes	358	791	261	447
Other	—	9,005	199	2,088
Total expenses	6,464,149	1,731,403	608,660	1,571,777
Expenses assumed by the Adviser	—	—	(46,417)	—
Net expenses	6,464,149	1,731,403	562,243	1,571,777
Net investment income	27,053,044	4,015,037	2,590,388	2,943,729

Net realized gain (loss) on:
Investments	(69,274,432)	(66,282,887)	(6,627,047)	(21,469,421)
In-kind redemptions	87,580,207	(5,735,821)	13,093,372	11,208,026
Foreign currency transactions and foreign denominated assets and liabilities	—	(55,039)	—	(86,620)
Net realized gain (loss)	18,305,775	(72,073,747)	6,466,325	(10,348,015)

Net change in unrealized appreciation (depreciation) on:
Investments	(227,757,802)	(82,666,115)	(28,794,550)	(36,866,897)
Foreign currency translations and foreign denominated assets and liabilities	—	(30,924)	—	204
Net change in unrealized appreciation (depreciation)	(227,757,802)	(82,697,039)	(28,794,550)	(36,866,693)
Net decrease in net assets resulting from operations	$(182,398,983)	$(150,755,749)	$(19,737,837)	$(44,270,979)

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		CMCI Commodity Strategy ETF(a)
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Period Ended December 31, 2023(b)
Operations:
Net investment income	$18,523,601	$26,463,494	$115,783	$43,828
Net realized loss	(48,147,755)	(21,231,788)	(98,900)	(22,530)
Net change in unrealized appreciation (depreciation)	(66,492,429)	(106,355,665)	100,324	(78,959)
Net increase (decrease) in net assets resulting from operations	(96,116,583)	(101,123,959)	117,207	(57,661)
Distributions to shareholders from:
Distributable earnings	(19,475,310)	(27,500,340)	(96,000)	(39,500)

Share transactions*:
Proceeds from sale of shares	—	—	—	2,500,000
Cost of shares redeemed	(226,378,504)	(300,341,391)	—	—
Net increase (decrease) in net assets resulting from share transactions	(226,378,504)	(300,341,391)	—	2,500,000
Total increase (decrease) in net assets	(341,970,397)	(428,965,690)	21,207	2,402,839
Net Assets, beginning of period	912,057,319	1,341,023,009	2,402,839	—
Net Assets, end of period	$570,086,922	$912,057,319	$2,424,046	$2,402,839
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	—	100,000
Shares redeemed	(3,150,000)	(3,650,000)	—	—
Net increase (decrease)	(3,150,000)	(3,650,000)	—	100,000

(a)	Consolidated Statement of Changes in Net Assets
(b)	For the period August 22, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Gold Miners ETF		Green Metals ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$143,480,934	$212,721,816	$275,124	$598,189
Net realized gain (loss)	854,104,459	629,082,410	(1,813,003)	(4,442,304)
Net change in unrealized appreciation (depreciation)	461,527,143	452,037,253	(1,425,532)	265,010
Net increase (decrease) in net assets resulting from operations	1,459,112,536	1,293,841,479	(2,963,411)	(3,579,105)
Distributions to shareholders from:
Distributable earnings	(150,012,756)	(210,018,245)	(334,985)	(539,990)

Share transactions*:
Proceeds from sale of shares	2,047,295,890	3,260,557,849	2,686,419	8,277,006
Cost of shares redeemed	(3,665,481,534)	(3,308,844,771)	(8,285,041)	—
Net increase (decrease) in net assets resulting from share transactions	(1,618,185,644)	(48,286,922)	(5,598,622)	8,277,006
Total increase (decrease) in net assets	(309,085,864)	1,035,536,312	(8,897,018)	4,157,911
Net Assets, beginning of year	12,969,579,910	11,934,043,598	26,748,337	22,590,426
Net Assets, end of year	$12,660,494,046	$12,969,579,910	$17,851,319	$26,748,337
*Shares of Common Stock Issued (no par value)
Shares sold	60,150,000	109,650,000	100,000	300,000
Shares redeemed	(103,300,000)	(108,950,000)	(350,000)	—
Net increase (decrease)	(43,150,000)	700,000	(250,000)	300,000

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Junior Gold Miners ETF		Low Carbon Energy ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$24,957,887	$24,939,450	$1,956,967	$2,688,850
Net realized gain (loss)	319,011,424	(184,012,672)	(5,348,249)	(8,468,940)
Net change in unrealized appreciation (depreciation)	377,112,888	470,416,381	(11,521,369)	7,975,589
Net increase (decrease) in net assets resulting from operations	721,082,199	311,343,159	(14,912,651)	2,195,499
Distributions to shareholders from:
Distributable earnings	(116,496,530)	(31,501,605)	(2,000,039)	(2,600,073)

Share transactions*:
Proceeds from sale of shares	271,658,366	679,836,394	—	5,969,931
Cost of shares redeemed	(853,366,579)	(285,373,244)	(25,256,706)	(39,342,017)
Net increase (decrease) in net assets resulting from share transactions	(581,708,213)	394,463,150	(25,256,706)	(33,372,086)
Total increase (decrease) in net assets	22,877,456	674,304,704	(42,169,396)	(33,776,660)
Net Assets, beginning of year	4,411,315,776	3,737,011,072	164,373,333	198,149,993
Net Assets, end of year	$4,434,193,232	$4,411,315,776	$122,203,937	$164,373,333
*Shares of Common Stock Issued (no par value)
Shares sold	7,450,000	18,500,000	—	50,000
Shares redeemed	(19,350,000)	(7,700,000)	(250,000)	(350,000)
Net increase (decrease)	(11,900,000)	10,800,000	(250,000)	(300,000)

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Natural Resources ETF		Oil Refiners ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$3,277,645	$4,233,766	$1,269,076	$1,269,032
Net realized gain	2,613,440	9,862,580	2,405,118	219,146
Net change in unrealized appreciation (depreciation)	(13,580,922)	(9,892,790)	(8,487,732)	2,795,064
Net increase (decrease) in net assets resulting from operations	(7,689,837)	4,203,556	(4,813,538)	4,283,242
Distributions to shareholders from:
Distributable earnings	(3,199,875)	(4,474,960)	(1,270,005)	(1,250,000)

Share transactions*:
Proceeds from sale of shares	33,373,516	33,575,832	20,503,727	3,381,127
Cost of shares redeemed	(21,412,676)	(51,692,043)	(23,875,116)	(11,096,908)
Net increase (decrease) in net assets resulting from share transactions	11,960,840	(18,116,211)	(3,371,389)	(7,715,781)
Total increase (decrease) in net assets	1,071,128	(18,387,615)	(9,454,932)	(4,682,539)
Net Assets, beginning of year	124,295,878	142,683,493	34,309,176	38,991,715
Net Assets, end of year	$125,367,006	$124,295,878	$24,854,244	$34,309,176
*Shares of Common Stock Issued (no par value)
Shares sold	650,000	700,000	575,000	100,000
Shares redeemed	(450,000)	(1,050,000)	(675,000)	(350,000)
Net increase (decrease)	200,000	(350,000)	(100,000)	(250,000)

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oil Services ETF		Rare Earth and Strategic Metals ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$27,053,044	$28,388,375	$4,015,037	$7,569,604
Net realized gain (loss)	18,305,775	287,162,976	(72,073,747)	(13,002,540)
Net change in unrealized appreciation (depreciation)	(227,757,802)	(292,942,293)	(82,697,039)	(90,298,567)
Net increase (decrease) in net assets resulting from operations	(182,398,983)	22,609,058	(150,755,749)	(95,731,503)
Distributions to shareholders from:
Distributable earnings	(27,199,954)	(28,299,743)	(5,608,675)	—

Share transactions*:
Proceeds from sale of shares	4,119,562,741	4,514,195,234	74,875,577	76,570,075
Cost of shares redeemed	(4,571,565,235)	(4,925,461,569)	(108,334,764)	(202,630,630)
Net decrease in net assets resulting from share transactions	(452,002,494)	(411,266,335)	(33,459,187)	(126,060,555)
Total decrease in net assets	(661,601,431)	(416,957,020)	(189,823,611)	(221,792,058)
Net Assets, beginning of year	2,167,430,450	2,584,387,470	409,414,910	631,206,968
Net Assets, end of year	$1,505,829,019	$2,167,430,450	$219,591,299	$409,414,910
*Shares of Common Stock Issued (no par value)
Shares sold	13,900,000	14,800,000	1,500,000	1,100,000
Shares redeemed	(15,350,000)	(16,300,000)	(2,500,000)	(2,750,000)
Net decrease	(1,450,000)	(1,500,000)	(1,000,000)	(1,650,000)

See Notes to Financial Statements

37

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Steel ETF		Uranium and Nuclear ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$2,590,388	$3,932,292	$2,943,729	$1,513,041
Net realized gain (loss)	6,466,325	(1,122,007)	(10,348,015)	3,197,203
Net change in unrealized appreciation (depreciation)	(28,794,550)	24,570,179	(36,866,693)	22,574,028
Net increase (decrease) in net assets resulting from operations	(19,737,837)	27,380,464	(44,270,979)	27,284,272
Distributions to shareholders from:
Distributable earnings	(2,649,960)	(3,875,063)	(5,660,855)	(6,000,037)

Share transactions*:
Proceeds from sale of shares	23,823,749	86,953,299	698,705,421	67,315,401
Cost of shares redeemed	(67,051,708)	(69,956,651)	(31,405,515)	(11,431,512)
Net increase (decrease) in net assets resulting from share transactions	(43,227,959)	16,996,648	667,299,906	55,883,889
Total increase (decrease) in net assets	(65,615,756)	40,502,049	617,368,072	77,168,124
Net Assets, beginning of year	140,199,228	99,697,179	131,650,009	54,481,885
Net Assets, end of year	$74,583,472	$140,199,228	$749,018,081	$131,650,009
*Shares of Common Stock Issued (no par value)
Shares sold	350,000	1,300,000	7,800,000	1,025,000
Shares redeemed	(975,000)	(1,125,000)	(425,000)	(175,000)
Net increase (decrease)	(625,000)	175,000	7,375,000	850,000

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Agribusiness ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$76.32	$85.96	$95.38	$77.82	$68.59
Net investment income (a)	1.81	1.94	1.71	1.14	0.90
Net realized and unrealized gain (loss) on investments	(11.15)	(9.34)	(9.28)	17.54	9.19
Total from investment operations	(9.34)	(7.40)	(7.57)	18.68	10.09
Distributions from:
Net investment income	(2.20)	(2.24)	(1.85)	(1.12)	(0.86)
Net asset value, end of year	$64.78	$76.32	$85.96	$95.38	$77.82
Total return (b)	(12.24)%	(8.58)%	(7.95)%	23.99%	14.73%

Ratios to average net assets
Expenses	0.55%	0.53%	0.53%	0.52%	0.55%
Expenses excluding interest and taxes	0.54%	0.53%	0.53%	N/A	N/A
Net investment income	2.51%	2.34%	1.84%	1.25%	1.41%
Supplemental data
Net assets, end of year (in millions)	$570	$912	$1,341	$1,183	$794
Portfolio turnover rate (c)	12%	12%	24%	17%	13%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CMCI Commodity Strategy ETF(a)

	Year Ended December 31, 2024	Period Ended December 31, 2023 (b)

Net asset value, beginning of period	$24.03	$25.00
Net investment income (c)	1.16	0.44
Net realized and unrealized gain (loss) on investments	0.01	(1.01)
Total from investment operations	1.17	(0.57)
Distributions from:
Net investment income	(0.96)	(0.40)
Net asset value, end of period	$24.24	$24.03
Total return (d)	4.91%	(2.32)%

Ratios to average net assets
Gross expenses	4.40%	6.32	%(e)
Net expenses	0.65%	0.65	%(e)
Net investment income	4.63%	4.82	%(e)
Supplemental data
Net assets, end of period (in millions)	$2	$2
Portfolio turnover rate (f)	—%	—%

(a)	Consolidated Financial Highlights
(b)	For the period August 22, 2023 (commencement of operations) through December 31, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Gold Miners ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$31.12	$28.69	$32.00	$35.98	$29.34
Net investment income (a)	0.37	0.52	0.48	0.52	0.21
Net realized and unrealized gain (loss) on investments	2.80	2.41	(3.31)	(3.97)	6.62
Total from investment operations	3.17	2.93	(2.83)	(3.45)	6.83
Distributions from:
Net investment income	(0.40)	(0.50)	(0.48)	(0.53)	(0.19)
Net asset value, end of year	$33.89	$31.12	$28.69	$32.00	$35.98
Total return (b)	10.17%	10.22%	(8.87)%	(9.56)%	23.30%

Ratios to average net assets
Expenses	0.51%	0.51%	0.51%	0.51%	0.51%
Expenses excluding interest and taxes	0.51%	0.51%	0.51%	N/A	N/A
Net investment income	1.06%	1.70%	1.61%	1.53%	0.61%
Supplemental data
Net assets, end of year (in millions)	$12,660	$12,970	$11,934	$13,273	$16,504
Portfolio turnover rate (c)	15%	13%	17%	15%	13%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Metals ETF

	Year Ended December 31,			Period Ended December 31,
	2024	2023	2022	2021 (a)

Net asset value, beginning of period	$24.32	$28.24	$34.88	$34.67
Net investment income (loss) (b)	0.27	0.63	0.73	(0.01)
Net realized and unrealized gain (loss) on investments	(3.20)	(4.06)	(6.64)	0.22
Total from investment operations	(2.93)	(3.43)	(5.91)	0.21
Distributions from:
Net investment income	(0.39)	(0.49)	(0.73)	—
Net asset value, end of period	$21.00	$24.32	$28.24	$34.88
Total return (c)	(12.05)%	(12.13)%	(16.99)%	0.61%

Ratios to average net assets
Expenses	0.61%	0.66%	0.63%	0.60	%(d)
Expenses excluding interest and taxes	0.59%	0.59%	0.59%	0.59	%(d)
Net investment income (loss)	1.14%	2.37%	2.33%	(0.30	)%(d)
Supplemental data
Net assets, end of period (in millions)	$18	$27	$23	$16
Portfolio turnover rate (e)	20%	28%	32%	10%

(a)	For the period November 10, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Junior Gold Miners ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$38.13	$35.63	$41.88	$54.26	$42.39
Net investment income (a)	0.22	0.23	0.24	0.39	0.22
Net realized and unrealized gain (loss) on investments	5.48	2.54	(6.31)	(12.02)	12.51
Total from investment operations	5.70	2.77	(6.07)	(11.63)	12.73
Distributions from:
Net investment income	(1.11)	(0.27)	(0.18)	(0.75)	(0.86)
Net asset value, end of year	$42.72	$38.13	$35.63	$41.88	$54.26
Total return (b)	14.93%	7.78%	(14.48)%	(21.44)%	30.07%

Ratios to average net assets
Expenses	0.51%	0.52%	0.52%	0.52%	0.52%
Net investment income	0.51%	0.63%	0.64%	0.84%	0.46%
Supplemental data
Net assets, end of year (in millions)	$4,434	$4,411	$3,737	$4,495	$6,315
Portfolio turnover rate (c)	28%	20%	27%	24%	34%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Low Carbon Energy ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$110.82	$111.11	$159.69	$165.41	$75.70
Net investment income (a)	1.44	1.64	1.45	0.78	0.16
Net realized and unrealized gain (loss) on investments	(11.55)	(0.18)	(48.57)	(5.79)	89.64
Total from investment operations	(10.11)	1.46	(47.12)	(5.01)	89.80
Distributions from:
Net investment income	(1.62)	(1.75)	(1.46)	(0.71)	(0.09)
Net asset value, end of year	$99.09	$110.82	$111.11	$159.69	$165.41
Total return (b)	(9.17)%	1.34%	(29.52)%	(3.02)%	118.65%

Ratios to average net assets
Gross expenses	0.61%	0.61%	0.61%	0.55%	0.64%
Net expenses	0.61%	0.61%	0.61%	0.55%	0.62%
Net expenses excluding interest and taxes	0.60%	0.57%	0.61%	0.55%	0.62%
Net investment income	1.42%	1.43%	1.13%	0.49%	0.16%
Supplemental data
Net assets, end of year (in millions)	$122	$164	$198	$301	$270
Portfolio turnover rate (c)	23%	16%	16%	77%	84%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Natural Resources ETF
	Year Ended December 31,
	2024		2023	2022	2021	2020

Net asset value, beginning of year	$48.74		$49.20	$47.44	$38.65	$37.10
Net investment income (a)	1.30		1.52	1.66	1.21	0.84
Net realized and unrealized gain (loss) on investments	(3.24)		(0.38)	1.71	8.60	1.65 (b)
Total from investment operations	(1.94)		1.14	3.37	9.81	2.49
Distributions from:
Net investment income	(1.21)		(1.60)	(1.61)	(1.02)	(0.94)
Net asset value, end of year	$45.59		$48.74	$49.20	$47.44	$38.65
Total return (c)	(4.00)%		2.32%	7.10%	25.38%	6.73%

Ratios to average net assets
Gross expenses (d)	0.44	%(e)	0.52%	0.50%	0.78%	0.90%
Net expenses (d)	0.44	%(e)	0.52%	0.50%	0.49%	0.49%
Net expenses excluding interest and taxes (d)	0.42	%(e)	0.49%	0.49%	0.49%	0.49%
Net investment income	2.59%		3.11%	3.36%	2.63%	2.59%
Supplemental data
Net assets, end of year (in millions)	$125		$124	$143	$97	$52
Portfolio turnover rate (f)	54%		26%	37%	26%	26%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after December 31, 2021 reflect a unitary management fee structure.
(e)	Effective March 15, 2024, the unitary management fee rate changed from 0.49% to 0.40%
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Oil Refiners ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$34.31	$31.19	$27.14	$25.01	$29.01
Net investment income (a)	1.28	1.19	1.07	0.66	0.58
Net realized and unrealized gain (loss) on investments	(6.43)	3.18	3.94	2.12	(3.92)
Total from investment operations	(5.15)	4.37	5.01	2.78	(3.34)
Distributions from:
Net investment income	(1.54)	(1.25)	(0.96)	(0.65)	(0.64)
Return of capital	—	—	—	—	(0.02)
Total distributions	(1.54)	(1.25)	(0.96)	(0.65)	(0.66)
Net asset value, end of year	$27.62	$34.31	$31.19	$27.14	$25.01
Total return (b)	(14.97)%	14.00%	18.50%	11.10%	(11.50)%

Ratios to average net assets
Gross expenses	0.85%	0.85%	0.78%	1.02%	1.29%
Net expenses	0.62%	0.62%	0.61%	0.59%	0.59%
Net expenses excluding interest and taxes	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	3.64%	3.68%	3.54%	2.32%	2.56%
Supplemental data
Net assets, end of year (in millions)	$25	$34	$39	$20	$18
Portfolio turnover rate (c)	23%	19%	40%	18%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Oil Services ETF(a)
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$309.61	$304.03	$184.74	$153.90	$265.47
Net investment income (b)	4.47	3.65	2.14	2.41	2.26
Net realized and unrealized gain (loss) on investments	(37.35)	6.15	120.04	30.24 (c)	(111.94)
Total from investment operations	(32.88)	9.80	122.18	32.65	(109.68)
Distributions from:
Net investment income	(5.44)	(4.22)	(2.89)	(1.81)	(1.89)
Net asset value, end of year	$271.29	$309.61	$304.03	$184.74	$153.90
Total return (d)	(10.57)%	3.21%	66.14%	21.18%	(41.31)%

Ratios to average net assets
Gross expenses (e)	0.35%	0.35%	0.35%	0.36%	0.40%
Net expenses (e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.48%	1.18%	0.83%	1.21%	1.68%
Supplemental data
Net assets, end of year (in millions)	$1,506	$2,167	$2,584	$2,143	$723
Portfolio turnover rate (f)	17%	17%	17%	28%	33%

(a)	On April 15, 2020, the Fund effected a 1 for 20 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Periods after December 31, 2021 reflect a unitary management fee structure.
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Rare Earth and Strategic Metals ETF(a)
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$61.80	$76.28	$111.72	$65.41	$40.41
Net investment income (b)	0.63	1.02	0.68	0.08	0.58
Net realized and unrealized gain (loss) on investments	(22.39)	(15.50)	(34.93)	52.12	24.95
Total from investment operations	(21.76)	(14.48)	(34.25)	52.20	25.53
Distributions from:
Net investment income	(1.00)	—	(1.19)	(5.89)	(0.53)
Net asset value, end of year	$39.04	$61.80	$76.28	$111.72	$65.41
Total return (c)	(35.27)%	(18.98)%	(30.68)%	80.09%	63.22%

Ratios to average net assets
Gross expenses	0.58%	0.56%	0.54%	0.53%	0.63%
Net expenses	0.58%	0.56%	0.54%	0.53%	0.59%
Net expenses excluding interest and taxes	0.56%	0.55%	0.54%	0.53%	0.57%
Net investment income	1.34%	1.34%	0.70%	0.08%	1.44%
Supplemental data
Net assets, end of year (in millions)	$220	$409	$631	$1,014	$322
Portfolio turnover rate (d)	34%	41%	40%	74%	70%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Steel ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$73.79	$57.80	$53.25	$44.57	$37.74
Net investment income (a)	1.76	2.09	2.71	3.19	0.71
Net realized and unrealized gain (loss) on investments	(14.97)	15.97	4.72	9.25	6.95
Total from investment operations	(13.21)	18.06	7.43	12.44	7.66
Distributions from:
Net investment income	(2.08)	(2.07)	(2.87)	(3.76)	(0.77)
Return of capital	—	—	(0.01)	—	(0.06)
Total distributions	(2.08)	(2.07)	(2.88)	(3.76)	(0.83)
Net asset value, end of year	$58.50	$73.79	$57.80	$53.25	$44.57
Total return (b)	(17.94)%	31.23%	13.88%	27.91%	20.57%

Ratios to average net assets
Gross expenses	0.60%	0.57%	0.58%	0.56%	0.95%
Net expenses	0.56%	0.56%	0.56%	0.55%	0.56%
Net expenses excluding interest and taxes	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.57%	3.22%	4.72%	5.48%	2.31%
Supplemental data
Net assets, end of year (in millions)	$75	$140	$100	$112	$77
Portfolio turnover rate (c)	14%	22%	20%	25%	34%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

49

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Uranium and Nuclear ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$71.49	$54.94	$54.90	$49.35	$48.71
Net investment income (a)	0.87	1.19	0.86	1.44	0.89
Net realized and unrealized gain on investments	9.52	18.62	0.29	5.20	0.85
Total from investment operations	10.39	19.81	1.15	6.64	1.74
Distributions from:
Net investment income	(0.61)	(3.26)	(1.11)	(1.09)	(1.10)
Net asset value, end of year	$81.27	$71.49	$54.94	$54.90	$49.35
Total return (b)	14.52%	36.02%	2.10%	13.48%	3.59%

Ratios to average net assets
Gross expenses	0.56%	0.64%	0.67%	0.89%	1.25%
Net expenses	0.56%	0.61%	0.61%	0.60%	0.60%
Net expenses excluding interest and taxes	0.55%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.04%	1.88%	1.56%	2.70%	1.97%
Supplemental data
Net assets, end of year (in millions)	$749	$132	$54	$35	$18
Portfolio turnover rate (c)	36%	41%	53%	25%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

50

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Agribusiness ETF	Non-Diversified
CMCI Commodity Strategy ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
Green Metals ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth and Strategic Metals ETF*	Non-Diversified
Steel ETF	Non-Diversified
Uranium and Nuclear ETF^	Non-Diversified

*	Formerly known as Rare Earth/Strategic Metals ETF
^	Formerly known as Uranium+Nuclear Energy ETF

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Agribusiness ETF	MVIS® Global Agribusiness Index
CMCI Commodity Strategy ETF	UBS Constant Maturity Commodity Total Return Index
Gold Miners ETF	NYSE® Arca® Gold Miners Index®
Green Metals ETF	MVIS® Global Clean-Tech Metals Index
Junior Gold Miners ETF	MVIS® Global Junior Gold Miners Index
Low Carbon Energy ETF	MVIS Global Low Carbon Energy Index
Natural Resources ETF	MarketVectorTM Global Natural Resources Index
Oil Refiners ETF	MVIS® Global Oil Refiners Index
Oil Services ETF	MVIS® US Listed Oil Services 25 Index
Rare Earth and Strategic Metals ETF	MVIS® Global Rare Earth/Strategic Metals Index
Steel ETF	NYSE® Arca® Steel Index
Uranium and Nuclear ETF	MVIS® Global Uranium & Nuclear Energy Index

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for CMCI Commodity Strategy ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”), a wholly owned subsidiary of VEAC, serves as the investment adviser to Commodity Strategy ETF and its Subsidiary. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

52

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments. Any Russian securities held in the Funds at December 31, 2024 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation— The CMCI Commodity Strategy ETF invests in certain commodity-linked derivative instruments through the Commodity Index Subsidiary (the “Subsidiary”), Cayman Islands exempted company. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.	Federal Income Taxes— It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions of net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.

Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. Any currency denominated in Rubles, held by the Funds, cannot be repatriated and such currency was valued at $0 as of December 31, 2024.

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

F.	Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments— Certain Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps— The CMCI Commodity Strategy ETF invests in total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s total return swap transactions may contain provisions for early termination of a total return swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the total return swap and require the Fund to pay or receive a settlement amount in connection with the terminated total return swap transaction. The total return swap position held by the CMCI Commodity Strategy ETF at December 31, 2024 is reflected in the Fund’s Consolidated Schedule of Investments.

During the year ended December 31, 2024, the CMCI Commodity Strategy ETF held total return swap contracts for 12 months with an average monthly notional amount of $2,508,667.

At December 31, 2024, the CMCI Commodity Strategy ETF held the following derivatives:

Commodities Futures Risk
CMCI Commodity Strategy ETF
Asset Derivatives
Swap contracts[1]	$19,720

1	Consolidated Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the year ended December 31, 2024, was as follows:

54

Commodities Futures Risk
CMCI Commodity Strategy ETF
Realized gain (loss):
Swap contracts[1]	$(98,949)
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(99,224)

1 Consolidated Statement of Operations location: Net realized gain (loss) on swap contracts

2 Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

H.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge and receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present derivatives and securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at December 31, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of December 31, 2024. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Pledged	Net Amount
CMCI Commodity Strategy ETF
Total return swap contracts	$19,710	$—	$19,710	$—	$19,710

I.	Segment Reporting— During the year, the Funds adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Funds’ financial position or results of operations. The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess each Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

J.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.
55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Interest income, including amortization of premiums and discounts, is accrued as earned. The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2025, to waive fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the year ended December 31, 2024, are as follows:

Fund	Management Fees	Expense Limitations
Agribusiness ETF	0.50%	0.56%
CMCI Commodity Strategy ETF	0.65	0.65
Gold Miners ETF	0.50	0.53
Junior Gold Miners ETF	0.50	0.56
Low Carbon Energy ETF	0.50	0.62
Oil Refiners ETF	0.50	0.59
Rare Earth and Strategic Metals ETF	0.50	0.57
Steel ETF	0.50	0.55
Uranium and Nuclear ETF	0.50	0.60

Refer to the Statements of Operations for amounts assumed by the Adviser for the year ended December 31, 2024.

Green Metals ETF, and effective January 1, 2022, Natural Resources ETF and Oil Services ETF utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Fund, (excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) until at least May 1, 2025.

The unitary management fee rates for the year ended December 31, 2024, are as follows:

Fund	Management Fee Rate
Green Metals ETF	0.59%
Natural Resources ETF*	0.40
Oil Services ETF	0.35

*	Prior to March 15, 2024, the unitary management fee rate for Natural Resources ETF was 0.49%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2024, the Adviser owned approximately 80% of CMCI Commodity Strategy ETF.

Note 4—Capital Share Transactions—As of December 31, 2024 there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

56

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the year ended December 31, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Agribusiness ETF	$92,581,968	$105,308,055	$—	$214,789,343
Gold Miners ETF	1,964,339,726	1,959,442,680	2,045,702,702	3,666,298,170
Green Metals ETF	4,718,899	5,470,539	2,386,088	7,297,591
Junior Gold Miners ETF	1,337,065,410	1,433,035,462	270,887,291	851,479,930
Low Carbon Energy ETF	31,832,639	33,017,430	—	24,104,519
Natural Resources ETF	68,322,292	68,242,402	33,133,901	20,796,498
Oil Refiners ETF	7,902,618	8,409,901	17,871,126	20,796,096
Oil Services ETF	313,781,434	314,647,524	4,120,273,917	4,570,507,037
Rare Earth and Strategic Metals ETF	102,159,132	112,505,089	59,631,475	84,606,544
Steel ETF	16,480,494	14,738,852	23,823,703	68,807,965
Uranium and Nuclear ETF	120,915,480	107,012,625	681,433,056	30,891,107

Note 6—Income Taxes—As of December 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$853,996,829	$19,246,599	$(277,845,979)	$(258,599,380)
CMCI Commodity Strategy ETF	2,548,917	20,223	(93,932)	(73,709)
Gold Miners ETF	11,961,028,869	1,843,138,877	(1,040,690,003)	802,448,874
Green Metals ETF	24,066,771	856,211	(6,460,510)	(5,604,299)
Junior Gold Miners ETF	4,432,934,285	659,620,221	(642,259,800)	17,360,421
Low Carbon Energy ETF	174,012,579	16,970,244	(64,259,165)	(47,288,921)
Natural Resources ETF	138,899,827	8,497,180	(18,042,807)	(9,545,627)
Oil Refiners ETF	31,417,940	1,258,227	(7,600,947)	(6,342,720)
Oil Services ETF	1,942,730,693	23,020,705	(458,766,271)	(435,745,566)
Rare Earth and Strategic Metals ETF	400,098,683	20,733,473	(180,877,399)	(160,143,926)
Steel ETF	99,207,656	3,704,048	(25,812,529)	(22,108,481)
Uranium and Nuclear ETF	788,424,366	48,070,642	(61,243,088)	(13,172,446)
57

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

At December 31, 2024, the components of total distributable earnings (losses) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Agribusiness ETF	$–	$(880,856,725)	$(164,406)	$(738,345)	$(258,665,411)	$(1,140,424,887)
CMCI Commodity Strategy ETF	909	–	–	(7)	21,365	22,267
Gold Miners ETF	1,431,825	(12,518,325,671)	–	(1,679,059)	802,447,094	(11,716,125,811)
Green Metals ETF	–	(8,326,152)	(19,889)	–	(5,606,449)	(13,952,490)
Junior Gold Miners ETF	1,344,193	(4,979,175,660)	(26,627,050)	(442,385)	17,808,653	(4,987,092,249)
Low Carbon Energy ETF	155,979	(85,980,572)	–	(22,227)	(47,297,748)	(133,144,568)
Natural Resources ETF	20,395	(57,841,713)	–	(14,853)	(9,550,968)	(67,387,139)
Oil Refiners ETF	–	(12,412,525)	(7,524)	(1,212)	(6,347,910)	(18,769,171)
Oil Services ETF	188,177	(2,178,411,296)	–	(210,231)	(435,745,566)	(2,614,178,916)
Rare Earth and Strategic Metals ETF	635,752	(447,438,273)	–	(31,051)	(160,151,505)	(606,985,077)
Steel ETF	3,703	(176,589,689)	–	(23,632)	(22,108,481)	(198,718,099)
Uranium and Nuclear ETF	83,079	(108,797,100)	–	(15,752)	(13,174,062)	(121,903,835)

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

* Post-October losses represent certain ordinary, specified and/or capital losses incurred after October 31, 2024. These losses are deemed to arise on the first day of the funds’ next taxable year.

During the year ended December 31, 2024, Junior Gold Miners ETF utilized $32,591,965 of its capital loss carryover available from prior years.

The tax character of dividends paid to shareholders was follows:

	December 31, 2024	December 31, 2023
Fund	Ordinary Income*	Ordinary Income*
Agribusiness ETF	$19,475,310	$27,500,340
CMCI Commodity Strategy ETF	96,000	39,500
Gold Miners ETF	150,012,756	210,018,245
Green Metals ETF	334,985	539,990
Junior Gold Miners ETF	116,496,530	31,501,605
Low Carbon Energy ETF	2,000,039	2,600,073
Natural Resources ETF	3,199,875	4,474,960
Oil Refiners ETF	1,270,005	1,250,000
Oil Services ETF	27,199,954	28,299,743
Rare Earth and Strategic Metals ETF	5,608,675	–
Steel ETF	2,649,960	3,875,063
Uranium and Nuclear ETF	5,660,855	6,000,037

*	Includes short-term capital gains (if any).

During the year ended December 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment of gains/losses from securities redeemed in-kind and differences in the treatment of income and realized gains from controlled foreign corporation subsidiaries, the Funds incurred differences

58

that affected distributable earnings and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Agribusiness ETF	$7,112,520	$(7,112,520)
CMCI Commodity Strategy ETF	80,020	(80,020)
Gold Miners ETF	(1,125,048,431)	1,125,048,431
Green Metals ETF	(1,082,807)	1,082,807
Junior Gold Miners ETF	(266,890,758)	266,890,758
Low Carbon Energy ETF	(2,821,461)	2,821,461
Natural Resources ETF	(3,067,361)	3,067,361
Oil Refiners ETF	(3,929,899)	3,929,899
Oil Services ETF	(87,157,497)	87,157,497
Rare Earth and Strategic Metals ETF	8,751,144	(8,751,144)
Steel ETF	(12,901,912)	12,901,912
Uranium and Nuclear ETF	(7,801,673)	7,801,673

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

The CMCI Commodity Strategy ETF may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject

59

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

the Fund to greater volatility than investments in traditional securities. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

As a result of the current conditions related to Russian securities and Russian markets, the Agribusiness ETF, Green Metals ETF and Natural Resources ETF have been unable to dispose of the Russian securities in its portfolios, with limited exceptions, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Funds, and the Funds may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia recently took actions that impact the custody of equity securities of Russian issuers and may be detrimental to the Funds ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Funds. Additionally, while certain Russian securities held by the Agribusiness ETF, Green Metals ETF and Natural Resources ETF have declared dividends, there is no assurance these dividends can be realized by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of December 31, 2024.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan— The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. Effective January 1, 2022, Natural Resources ETF and Oil Services ETF converted to a unitary management fee structure. For these Funds, the liability of the Plan shown as “Deferred Trustee fees” in the Statements of Asset and Liabilities represents amounts accrued through December 31, 2021. Green Metals ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending— To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2024 is presented on a gross basis in the Schedules of Investments and Statements of

60

Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Agribusiness ETF	$75,227,196	$25,787,398	$51,518,314	$77,305,712
CMCI Commodity Strategy ETF	177,119	–	180,705	180,705
Gold Miners ETF	337,826,118	108,494,073	237,213,196	345,707,269
Green Metals ETF	2,269,078	622,067	1,769,909	2,391,976
Junior Gold Miners ETF	142,078,174	23,683,945	123,882,627	147,566,572
Low Carbon Energy ETF	20,806,287	4,344,473	17,402,380	21,746,853
Natural Resources ETF	15,807,496	3,988,090	12,183,846	16,171,936
Oil Refiners ETF	1,074,289	245,667	886,132	1,131,799
Oil Services ETF	166,066,061	308,382	165,687,885	165,996,267
Rare Earth and Strategic Metals ETF	61,505,524	20,621,989	44,238,535	64,860,524
Steel ETF	8,111,068	2,562,802	5,474,863	8,037,665
Uranium and Nuclear ETF	105,938,996	25,972,752	83,891,596	109,864,348

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Agribusiness ETF	$25,787,398
Gold Miners ETF	108,494,073
Green Metals ETF	622,067
Junior Gold Miners ETF	23,683,945
Low Carbon Energy ETF	4,344,473
Natural Resources ETF	3,988,090
Oil Refiners ETF	245,667
Oil Services ETF	308,382
Rare Earth and Strategic Metals ETF	20,621,989
Steel ETF	2,562,802
Uranium and Nuclear ETF	25,972,752
*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Agribusiness ETF	313	$1,459,991	6.50%
Gold Miners ETF	194	5,848,860	6.44
Green Metals ETF	103	109,463	6.47
Junior Gold Miners ETF	69	4,032,262	6.27
Low Carbon Energy ETF	270	270,779	6.47
Natural Resources ETF	350	462,542	6.50
Oil Refiners ETF	332	144,641	6.50
Oil Services ETF	134	1,990,990	6.57
Rare Earth and Strategic Metals ETF	237	852,480	6.45
61

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Steel ETF	126	271,794	6.66
Uranium and Nuclear ETF	247	392,799	6.51

Outstanding loan balances as of December 31, 2024, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— In 2020, the Board of Trustees approved a 1 for 20 reverse share split for Oil Services ETF, and 1 for 3 reverse share split for Rare Earth/Strategic Metals ETF. On April 15, 2020, shares began trading on a split-adjusted basis. The Financial Highlights prior to April 15, 2020 have been adjusted to reflect these reverse share splits.

62

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the twelve funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments (the consolidated statement of assets and liabilities, including the consolidated schedule of investments, for VanEck CMCI Commodity Strategy ETF), of each of the funds listed in the table below (twelve of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights (the consolidated financial highlights for VanEck CMCI Commodity Strategy ETF) for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations, and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck Agribusiness ETF (1)	VanEck Natural Resources ETF (1)
VanEck CMCI Commodity Strategy ETF (2)	VanEck Oil Refiners ETF (1)
VanEck Gold Miners ETF (1)	VanEck Oil Services ETF (1)
VanEck Green Metals ETF (1)	VanEck Rare Earth and Strategic Metals ETF (1)
VanEck Junior Gold Miners ETF (1)	VanEck Steel ETF (1)
VanEck Low Carbon Energy ETF (1)	VanEck Uranium and Nuclear ETF (1)

(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023.

(2) Consolidated statement of operations for the year ended December 31, 2024 and consolidated statement of changes in net assets for the year ended December 31, 2024 and the period August 22, 2023 (commencement of operations) through December 31, 2023.

The financial statements of the Funds (other than VanEck CMCI Commodity Strategy ETF) as of and for the year or period ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the

63

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
February 26, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

64

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024. Please consult your tax advisor for proper treatment of this information:

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Income Dividends	Foreign Taxes Paid (a)	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income (a)
Agribusiness ETF	MOO	Annual	$2.2006	$2.2006	$-	$2.2006	-%
CMCI Commodity Strategy ETF	CMCI	Annual	0.9600	0.9600		0.9600	-
Gold Miners ETF	GDX	Annual	0.4025	0.4025	0.0561	0.4586	78.57
Green Metals ETF	GMET	Annual	0.3941	0.3941	0.0207	0.4148	80.09
Junior Gold Miners ETF	GDXJ	Annual	1.1144	1.1144	0.0462	1.1606	42.82
Low Carbon Energy ETF	SMOG	Annual	1.6217	1.6217	0.0880	1.7097	74.02
Natural Resources ETF	HAP	Annual	1.2075	1.2075	0.0375	1.2450	60.34
Oil Refiners ETF	CRAK	Annual	1.5394	1.5394	0.1794	1.7188	81.51
Oil Services ETF	OIH	Annual	5.4394	5.4394	-	5.4394	-
Rare Earth and Strategic Metal ETF	REMX	Annual	0.9971	0.9971	0.1044	1.1015	84.62
Steel ETF	SLX	Annual	2.0784	2.0784	-	2.0784	-
Uranium and Nuclear ETF	NLR	Annual	0.6142	0.6142	-	0.6142	13.26

Fund Name	Ticker Symbol	Payable Date	Percent of Total Ordinary Income Dividends that are QDI Eligible (b)	Percent of Total Ordinary Income Dividends that are DRD Eligible (c)	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (d)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (e)	Federal Obligation Interest as a Percentage of the Total Distribution (f)
Agribusiness ETF	MOO	Annual	96.79%	40.24%	-%	-%	-%
CMCI Commodity Strategy ETF	CMCI	Annual	-	-	99.65	99.65	94.53
Gold Miners ETF	GDX	Annual	100.00	30.78	-	-	-
Green Metals ETF	GMET	Annual	100.00	18.70	-	-	-
Junior Gold Miners ETF	GDXJ	Annual	46.51	0.83	-	-	-
Low Carbon Energy ETF	SMOG	Annual	82.79	21.51	-	-	-
Natural Resources ETF	HAP	Annual	94.25	44.25	-	-	-
Oil Refiners ETF	CRAK	Annual	95.87	21.08	-	-	-
Oil Services ETF	OIH	Annual	100.00	94.27	-	-	-
Rare Earth and Strategic Metals ETF	REMX	Annual	100.00	-	-	-	-
Steel ETF	SLX	Annual	99.74	19.73	-	-	-
Uranium and Nuclear ETF	NLR	Annual	12.11	3.92	-	-	-

(a) Funds with an amount in these columns have qualified to pass-through foreign taxes and foreign source income to their shareholders. Accordingly, shareholders may include their share of foreign source income on Form 1116 (Form 1118 for corporations) and may either deduct their portion of the taxes in computing your taxable income or take a credit for such taxes against their tax liability. To determine your portion of foreign source income, multiply the dollar amount of your total ordinary dividends by the percentage indicated.

(b) All or a portion of a shareholder’s total ordinary income dividend may be taxed at a reduced capital gains rate rather than the higher marginal tax rates applicable to ordinary income. The amount of a dividend subject to this lower rate is known as Qualified Dividend Income or QDI and is reported in Box 1b of the Form 1099-DIV. Shareholders who received Form 1099-DIV should use the amounts reported to them on Form 1099-DIV when preparing their tax return. To treat a dividend as qualifying for lower rates, shareholders must have held shares on which the dividend was paid for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of the distribution.

(c) QDI information does not apply to shareholders that are corporations for U.S. tax purposes. Corporate shareholders should use the information regarding the Dividends Received Deduction or DRD. This data is

65

VANECK ETF TRUST

TAX INFORMATION

(unaudited) (continued)

being provided to corporate shareholders in order for them to compute their share of dividends qualifying for the DRD for corporations. To determine your share of income eligible for the DRD, multiply the dollar amount of your total ordinary dividends by the percentage indicated.

(d) These amounts represent distributions paid during the taxable year ended December 31, 2024 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

(e) These amounts represent distributions paid during the taxable year ended December 31, 2024 that were considered to be Qualified Interest Income (“QII”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

(f) Certain states may exempt the portion of dividends derived from assets backed by the full faith and credit of the U.S. Government.

66

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

67

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited)

VanEck Nuclear Innovators ETF

At a meeting held on December 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Nuclear Innovators ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment programs, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

68

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION December 31, 2024

AA-BB CLO ETF	CLOB
Africa Index ETF	AFK
Brazil Small-Cap ETF	BRF
ChiNext ETF	CNXT
CLO ETF	CLOI
Digital India ETF	DGIN
India Growth Leaders ETF	GLIN
Indonesia Index ETF	IDX
Israel ETF	ISRA
Office and Commercial REIT ETF	DESK
Vietnam ETF	VNM

800.826.2333	vaneck.com

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 99.3%
Bain Capital Credit CLO 2021-2 Ltd. 144A 6.65% (Term SOFR USD 3 Month+2.00%), 07/16/34	$2,250		$2,255,605
7.75% (Term SOFR USD 3 Month+3.10%), 07/16/34	1,250		1,260,064
BlueMountain CLO XXVIII Ltd. 144A 7.82% (Term SOFR USD 3 Month+3.16%), 04/15/34	1,500		1,502,969
BlueMountain CLO XXXII Ltd. 144A 11.52% (Term SOFR USD 3 Month+6.86%), 10/15/34	3,250		3,272,798
BlueMountain CLO XXXV Ltd. 144A 6.48% (Term SOFR USD 3 Month+1.85%), 10/22/37	1,250		1,251,271
6.93% (Term SOFR USD 3 Month+2.30%), 10/22/37	1,250		1,258,843
Canyon CLO 2020-1 Ltd. 144A 6.38% (Term SOFR USD 3 Month+1.95%), 07/15/34	1,500		1,503,750
10.68% (Term SOFR USD 3 Month+6.25%), 07/15/34	2,000		2,010,000
Carlyle Global Market Strategies CLO 2012-4 Ltd. 144A 6.73% (Term SOFR USD 3 Month+2.10%), 04/22/32	1,650		1,652,270
Carlyle US CLO 2022-5 Ltd. 144A 7.20% (Term SOFR USD 3 Month+2.10%), 10/15/37	1,125		1,136,916
Dryden 72 CLO Ltd. 144A 6.52% (Term SOFR USD 3 Month+2.00%), 05/15/32	1,000		1,001,199
Fort Washington CLO 2019-1 144A 6.52% (Term SOFR USD 3 Month+1.90%), 10/20/37	1,250		1,263,516
6.92% (Term SOFR USD 3 Month+2.30%), 10/20/37	2,250		2,271,404
Goldentree Loan Management US CLO 8 Ltd. 144A 6.45% (Term SOFR USD 3 Month+1.85%), 10/20/34	1,000		1,001,763
KKR CLO 27 LTD 144A 10.66% (Term SOFR USD 3 Month+6.25%), 01/15/35	2,500		2,513,009
LCM 39 Ltd. 144A 7.91% (Term SOFR USD 3 Month+3.25%), 10/15/34	2,500		2,506,160
11.66% (Term SOFR USD 3 Month+7.00%), 10/15/34	2,500		2,520,772
	Par (000’s	)	Value
Madison Park Funding LVII Ltd. 144A 7.57% (Term SOFR USD 3 Month+2.95%), 07/27/34	$1,500		$1,507,568
Ocean Trails CLO XIV Ltd. 144A 1.00% (Term SOFR USD 3 Month+2.00%), 01/20/38	1,700		1,704,250
OZLM XXIII Ltd. 144A 6.86% (Term SOFR USD 3 Month+2.20%), 10/15/37	1,000		1,000,901
POLUS US CLO I Ltd. 144A 6.53% (Term SOFR USD 3 Month+1.90%), 10/20/37	1,250		1,254,143
7.03% (Term SOFR USD 3 Month+2.40%), 10/20/37	1,250		1,254,381
Post CLO 2018-1 Ltd. 144A 6.80% (Term SOFR USD 3 Month+2.15%), 10/16/37	1,000		1,015,639
Post CLO VI Ltd. 144A 6.56% (Term SOFR USD 3 Month+2.10%), 01/20/38	1,250		1,263,564
7.66% (Term SOFR USD 3 Month+3.20%), 01/20/38	1,250		1,258,564
Rockford Tower CLO 2019-2 Ltd. 144A 6.52% (Term SOFR USD 3 Month+2.00%), 08/20/32	1,000		1,001,186
Signal Peak CLO 4 Ltd. 144A 8.08% (Term SOFR USD 3 Month+3.46%), 10/26/34	2,300		2,307,339
Signal Peak CLO 7 Ltd. 144A 6.71% (Term SOFR USD 3 Month+2.15%), 10/20/37	1,000		1,002,038
Sound Point CLO XXIX Ltd. 144A 8.39% (Term SOFR USD 3 Month+3.76%), 04/25/34	3,500		3,499,835
Sound Point CLO XXVI Ltd. 144A 8.23% (Term SOFR USD 3 Month+3.61%), 07/20/34	1,000		998,906
Sound Point CLO XXXI Ltd. 144A 8.14% (Term SOFR USD 3 Month+3.51%), 10/25/34	2,500		2,504,780
Trinitas CLO XIX Ltd. 144A 7.31% (Term SOFR USD 3 Month+2.95%), 10/20/33	2,500		2,509,863
Whitebox CLO III Ltd. 144A 6.36% (Term SOFR USD 3 Month+1.70%), 10/15/35	1,250		1,253,443
6.56% (Term SOFR USD 3 Month+1.90%), 10/15/35	2,250		2,256,179
Wind River 2022-1 CLO Ltd. 144A

See Notes to Financial Statements

3

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
6.47% (Term SOFR USD 3 Month+1.85%), 07/20/35	$2,500		$2,508,845

Total Collateralized Loan Obligations (Cost: $59,857,821)			60,283,733

Total Investments: 99.3% (Cost: $59,857,821)			60,283,733
Other assets less liabilities: 0.7%			447,497
NET ASSETS: 100.0%			$60,731,230

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $60,283,733, or 99.3% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$60,283,733	$—	$60,283,733

See Notes to Financial Statements

4

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 5.1%
AVZ Minerals Ltd. * †∞	1,399,901	$41,777
Paladin Energy Ltd. * †	240,524	1,120,087
Perseus Mining Ltd.	652,356	1,033,583
		2,195,447
Burkina Faso: 2.1%
IAMGOLD Corp. (USD) *	176,678	911,658

Canada: 8.1%
B2Gold Corp. (USD)	62,052	151,407
Barrick Gold Corp. (USD)	103,258	1,600,499
Ivanhoe Mines Ltd. * †	147,920	1,754,634
		3,506,540
Egypt: 2.6%
Commercial International Bank - Egypt (USD) (GDR)	746,652	1,106,538

India: 2.6%
MakeMyTrip Ltd. (USD) * †	10,009	1,123,811

Indonesia: 0.4%
Golden Agri-Resources Ltd. (SGD)	892,800	173,429

Kenya: 5.4%
Equity Group Holdings Plc	2,980,261	1,112,846
Safaricom Plc	9,092,557	1,198,516
		2,311,362
Morocco: 15.1%
Attijariwafa Bank	61,331	3,444,201
Bank of Africa	45,111	913,801
Banque Centrale Populaire	54,095	1,468,203
Co. Sucrerie Marocaine et de Raffinage	35,915	673,482
		6,499,687
Nigeria: 6.2%
Guaranty Trust Holding Co. Plc	40,492,913	1,494,881
Zenith Bank Plc	39,440,641	1,162,273
		2,657,154
Norway: 0.1%
Scatec ASA 144A *	8,316	58,302

South Africa: 35.6%
Absa Group Ltd.	51,865	521,536
African Rainbow Minerals Ltd.	6,673	53,182
Anglo American Platinum Ltd. †	5,066	152,820
Anglo American Plc (GBP)	63,945	1,891,427
Anglogold Ashanti Plc (USD)	42,517	981,292
Aspen Pharmacare Holdings Ltd.	19,566	170,930
AVI Ltd.	15,628	90,869
Bid Corp. Ltd.	15,892	362,619
Bidvest Group Ltd.	13,476	188,109
Capitec Bank Holdings Ltd.	5,008	832,010
Clicks Group Ltd.	11,280	223,030
Discovery Ltd.	34,439	355,468
Exxaro Resources Ltd.	9,634	80,641
	Number of Shares	Value
South Africa (continued)
FirstRand Ltd.	337,193	$1,352,636
Gold Fields Ltd. (ADR)	51,269	676,751
Growthpoint Properties Ltd.	140,721	94,933
Harmony Gold Mining Co. Ltd. (ADR)	27,291	224,059
Impala Platinum Holdings Ltd. *	45,409	212,321
Investec Plc (GBP)	29,656	201,676
Kumba Iron Ore Ltd.	3,872	66,944
Life Healthcare Group Holdings Ltd.	67,450	58,550
Momentum Group Ltd.	62,604	100,392
Mr Price Group Ltd.	15,065	234,812
MTN Group Ltd.	73,290	356,229
Naspers Ltd.	10,744	2,379,497
Nedbank Group Ltd.	26,229	391,572
Northam Platinum Holdings Ltd.	19,895	102,701
Old Mutual Ltd.	199,897	132,936
OUTsurance Group Ltd.	43,744	154,159
Pepkor Holdings Ltd. 144A	114,622	175,572
Remgro Ltd.	26,572	218,406
Sanlam Ltd.	92,828	427,392
Sasol Ltd. (ADR) †	30,426	138,743
Shoprite Holdings Ltd.	27,182	422,763
Sibanye Stillwater Ltd. (ADR) * †	33,029	108,996
Standard Bank Group Ltd.	77,674	912,824
Thungela Resources Ltd.	7,849	55,639
Tiger Brands Ltd. †	7,652	117,201
Woolworths Holdings Ltd.	38,456	126,819
		15,348,456
Tanzania: 0.7%
Helios Towers Plc (GBP) *	254,982	292,196

United Arab Emirates: 3.1%
Itissalat Al-Maghrib (MAD)	167,072	1,352,280

United Kingdom: 7.2%
Airtel Africa Plc 144A	1,523,920	2,159,550
Endeavour Mining Plc †	45,455	812,261
Vodacom Group Ltd. (ZAR)	24,980	134,180
		3,105,991
United States: 3.4%
Kosmos Energy Ltd. *	311,139	1,064,096
Royal Caribbean Cruises Ltd.	1,725	397,940
		1,462,036
Zambia: 2.4%
First Quantum Minerals Ltd. (CAD) *	80,566	1,038,025

Zimbabwe: 0.0%
Delta Corp. Ltd.	15,980	8,502
Ecocash Holdings Zimbabwe Ltd. *	32,900	375

See Notes to Financial Statements

5

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Zimbabwe (continued)
Econet Wireless Zimbabwe Ltd.	2,231	$288
		9,165
Total Common Stocks (Cost: $39,252,505)		43,152,077

RIGHTS: 0.0% (Cost: $0)
Morocco: 0.0%
Bank of Africa, MAD 190.00, exp. 10/13/25*	21	7

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $39,252,505)		43,152,084

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Money Market Fund: 3.0% (Cost: $1,310,855)
State Street Navigator Securities Lending Government Money Market Portfolio	1,310,855	1,310,855
Total Investments: 103.1% (Cost: $40,563,360)		44,462,939
Liabilities in excess of other assets: (3.1)%		(1,316,846)
NET ASSETS: 100.0%		$43,146,093

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,136,342.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,393,424, or 5.5% of net assets.

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,153,670	$41,777	$2,195,447
Burkina Faso	911,658	—	—	911,658
Canada	3,506,540	—	—	3,506,540
Egypt	1,106,538	—	—	1,106,538
India	1,123,811	—	—	1,123,811
Indonesia	173,429	—	—	173,429
Kenya	2,311,362	—	—	2,311,362
Morocco	5,585,886	913,801	—	6,499,687
Nigeria	2,657,154	—	—	2,657,154
Norway	—	58,302	—	58,302
South Africa	6,633,190	8,715,266	—	15,348,456
Tanzania	292,196	—	—	292,196
United Arab Emirates	1,352,280	—	—	1,352,280
United Kingdom	134,180	2,971,811	—	3,105,991
United States	1,462,036	—	—	1,462,036
Zambia	1,038,025	—	—	1,038,025
Zimbabwe	9,165	—	—	9,165
Rights *	7	—	—	7
Money Market Fund	1,310,855	—	—	1,310,855
Total Investments	$29,608,312	$14,812,850	$41,777	$44,462,939

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

7

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 85.9%
Automobiles & Components: 1.4%
Iochpe Maxion SA	61,552	$112,194
Mahle Metal Leve SA	26,000	115,415
		227,609
Banks: 3.1%
Inter & Co., Inc. †	116,510	491,672

Capital Goods: 2.1%
Armac Locacao Logistica E Servicos SA	49,350	40,096
Kepler Weber SA	68,950	103,825
Mills Locacao Servicos e Logistica SA	56,450	78,244
Tupy SA	29,200	112,825
		334,990
Commercial & Professional Services: 4.3%
Ambipar Participacoes e Empreendimentos SA *	24,700	516,649
Orizon Valorizacao de Residuos SA *	28,700	175,721
		692,370
Consumer Discretionary Distribution & Retail: 1.7%
Automob Participacoes SA *	282,775	15,563
C&A Modas SA *	59,200	77,035
Grupo SBF SA	56,200	97,334
Pet Center Comercio e Participacoes SA	136,950	90,065
		279,997
Consumer Durables & Apparel: 12.3%
Azzas 2154 SA	71,325	341,941
Cury Construtora e Incorporadora SA	76,800	216,560
Cyrela Brazil Realty SA Empreendimentos e Participacoes	146,550	402,522
Direcional Engenharia SA	58,000	249,606
Ez Tec Empreendimentos e Participacoes SA	73,902	129,684
Grendene SA	108,800	85,975
Guararapes Confeccoes SA	46,500	46,579
MRV Engenharia e Participacoes SA *	175,900	150,938
Plano & Plano Desenvolvimento Imobiliario SA	33,500	49,817
Vivara Participacoes SA	75,100	234,185
Vulcabras SA	30,100	75,671
		1,983,478
Consumer Services: 5.4%
Afya Ltd. * †	8,212	130,407
Anima Holding SA	146,200	37,316
Arcos Dorados Holdings, Inc.	53,733	391,176
Cogna Educacao SA *	854,050	150,503
Cruzeiro do Sul Educacional SA	33,950	17,557
YDUQS Participacoes SA	95,100	131,271
Zamp SA *	46,865	17,139
		875,369
	Number of Shares	Value
Consumer Staples Distribution & Retail: 0.6%
Dimed SA Distribuidora da Medicamentos *	45,300	$64,472
Empreendimentos Pague Menos SA *	47,807	24,406
		88,878
Energy: 12.2%
Brava Energia	206,109	788,828
Excelerate Energy, Inc.	6,519	197,200
Karoon Energy Ltd. †	324,048	279,889
Modec, Inc.	24,000	506,603
Petroreconcavo SA	72,450	191,149
		1,963,669
Financial Services: 0.9%
Vinci Partners Investments Ltd. †	14,646	147,485

Food, Beverage & Tobacco: 9.2%
Adecoagro SA †	21,697	204,603
BrasilAgro - Co. Brasileira de Propriedades Agricolas	28,200	101,713
Camil Alimentos SA	55,700	52,792
Jalles Machado SA	89,867	67,359
Marfrig Global Foods SA	165,163	455,292
Minerva SA *	156,550	128,795
SLC Agricola SA	109,400	309,928
Tres Tentos Agroindustrial SA	68,300	151,641
		1,472,123
Health Care Equipment & Services: 3.8%
Fleury SA	164,987	322,455
Hospital Mater Dei SA	34,600	20,391
Odontoprev SA	127,190	223,674
Oncoclinicas do Brasil Servicos Medicos SA *	125,100	47,208
		613,728
Insurance: 1.3%
IRB-Brasil Resseguros SA *	30,623	210,423

Materials: 5.7%
Cia Brasileira de Aluminio *	110,650	83,836
Dexco SA	193,450	186,177
ERO Copper Corp. * †	31,718	427,559
Irani Papel e Embalagem SA	65,800	72,622
Latin Resources Ltd. *	1,413,163	139,210
		909,404
Media & Entertainment: 0.9%
VTEX *	23,262	137,013

Pharmaceuticals, Biotechnology & Life Sciences: 0.2%
Blau Farmaceutica SA	17,750	37,713

Real Estate Management & Development: 3.1%
Iguatemi SA	120,350	336,934
JHSF Participacoes SA	178,800	106,212
LOG Commercial Properties e Participacoes SA	17,300	50,429
		493,575

See Notes to Financial Statements

8

	Number of Shares	Value
Software & Services: 1.0%
LWSA SA 144A	145,100	$77,793
Sonda SA	229,253	84,450
		162,243
Technology Hardware & Equipment: 1.5%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	50,300	103,901
Ituran Location and Control Ltd.	3,709	115,535
Multilaser Industrial SA *	112,500	19,311
		238,747
Transportation: 7.9%
Azul SA (ADR) * †	57,683	96,331
EcoRodovias Infraestrutura e Logistica SA	137,440	94,185
Hidrovias do Brasil SA *	197,600	87,883
Log-in Logistica Intermodal SA *	7,050	23,599
Movida Participacoes SA *	85,450	48,933
Santos Brasil Participacoes SA	232,200	493,763
SIMPAR SA *	167,550	95,231
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	237,100	182,446
Wilson Sons SA	53,100	140,100
		1,262,471
Utilities: 7.3%
Alupar Investimento SA	122,186	522,133
Cia de Saneamento de Minas Gerais Copasa MG	104,288	351,328
Cia De Sanena Do Parana *	32,600	146,737
Light SA *	71,500	46,901
Serena Energia SA *	119,502	106,215
		1,173,314
Total Common Stocks (Cost: $17,095,006)		13,796,271

PREFERRED SECURITIES: 14.0%
Banks: 2.9%
Banco ABC Brasil SA*	44,698	139,525
Banco do Estado do Rio Grande do Sul SA	99,900	164,916
Banco Pan SA*	160,950	164,922
		469,363
Basic Materials: 1.4%
Usinas Siderurgicas de Minas Gerais SA Usiminas	255,300	222,552

Capital Goods: 3.8%
Marcopolo SA	374,391	447,836
Randon SA Implementos e Participacoes*	98,050	157,014
		604,850
Consumer Cyclicals: 0.5%
Alpargatas SA*	77,200	79,377

Energy: 1.3%
Raizen SA	588,600	205,645
	Number of Shares	Value
Financials: 1.8%
Bradespar SA	110,500	$296,112

Information Technology: 0.9%
Cia de Ferro Ligas da Bahia FERBASA*	73,550	97,425
Taurus Armas SA	33,400	44,527
		141,952
Materials: 1.4%
Unipar Carbocloro SA	30,300	233,966

Total Preferred Securities (Cost: $2,595,381)		2,253,817
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $19,690,387)		16,050,088

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Money Market Fund: 3.0% (Cost: $482,956)
State Street Navigator Securities Lending Government Money Market Portfolio	482,956	482,956
Total Investments: 102.9% (Cost: $20,173,343)		16,533,044
Liabilities in excess of other assets: (2.9)%		(463,210)
NET ASSETS: 100.0%		$16,069,834

See Notes to Financial Statements

9

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,321,884.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $77,793, or 0.5% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$227,609	$—	$227,609
Banks	491,672	—	—	491,672
Capital Goods	—	334,990	—	334,990
Commercial & Professional Services	—	692,370	—	692,370
Consumer Discretionary Distribution & Retail	15,563	264,434	—	279,997
Consumer Durables & Apparel	—	1,983,478	—	1,983,478
Consumer Services	521,583	353,786	—	875,369
Consumer Staples Distribution & Retail	—	88,878	—	88,878
Energy	197,200	1,766,469	—	1,963,669
Financial Services	147,485	—	—	147,485
Food, Beverage & Tobacco	659,895	812,228	—	1,472,123
Health Care Equipment & Services	—	613,728	—	613,728
Insurance	—	210,423	—	210,423
Materials	427,559	481,845	—	909,404
Media & Entertainment	137,013	—	—	137,013
Pharmaceuticals, Biotechnology & Life Sciences	—	37,713	—	37,713
Real Estate Management & Development	—	493,575	—	493,575
Software & Services	—	162,243	—	162,243
Technology Hardware & Equipment	115,535	123,212	—	238,747
Transportation	96,331	1,166,140	—	1,262,471
Utilities	—	1,173,313	—	1,173,314
Preferred Securities *	—	2,253,817	—	2,253,817
Money Market Fund	482,956	—	—	482,956
Total Investments	$3,292,792	$13,240,251	$—	$16,533,044

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

10

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.8%
Capital Goods: 34.9%
Beijing Easpring Material Technology Co. Ltd.	30,000	$164,545
CNGR Advanced Material Co. Ltd.	31,300	153,897
Contemporary Amperex Technology Co. Ltd.	191,700	6,947,372
Dongguan Yiheda Automation Co. Ltd.	18,900	63,595
Eve Energy Co. Ltd.	94,100	598,987
Gaona Aero Material Co. Ltd.	35,100	74,566
Ginlong Technologies Co. Ltd.	16,500	137,273
Hunan Yuneng New Energy Battery Material Co. Ltd.	29,700	183,342
JL Mag Rare-Earth Co. Ltd.	44,700	108,898
Qingdao TGOOD Electric Co. Ltd.	53,500	159,906
Shenzhen Inovance Technology Co. Ltd.	139,400	1,112,212
Siasun Robot & Automation Co. Ltd. *	88,100	215,239
Sungrow Power Supply Co. Ltd.	107,580	1,082,199
Sunwoda Electronic Co. Ltd.	101,600	308,788
Wuxi Lead Intelligent Equipment Co. Ltd.	82,000	223,469
Xi’an Triangle Defense Co. Ltd.	25,800	87,550
		11,621,838
Commercial & Professional Services: 0.9%
Beijing Originwater Technology Co. Ltd.	155,800	107,386
Centre Testing International Group Co. Ltd.	105,000	177,760
		285,146
Consumer Durables & Apparel: 0.7%
DBG Technology Co. Ltd.	28,000	106,639
Huali Industrial Group Co. Ltd.	11,300	121,058
		227,697
Consumer Services: 0.5%
Songcheng Performance Development Co. Ltd.	119,500	151,234

Financial Services: 12.3%
Beijing Compass Technology Development Co. Ltd. *	18,500	241,828
East Money Information Co. Ltd.	931,500	3,276,688
Hithink RoyalFlush Information Network Co. Ltd.	14,900	583,566
		4,102,082
Food, Beverage & Tobacco: 3.4%
Jiangsu Lihua Animal Husbandry Stock Co. Ltd.	20,500	54,344
Wens Foodstuff Group Co. Ltd.	403,300	906,837
Yihai Kerry Arawana Holdings Co. Ltd.	41,900	186,133
		1,147,314
	Number of Shares	Value
Health Care Equipment & Services: 9.0%
Aier Eye Hospital Group Co. Ltd.	322,500	$581,966
Huaxia Eye Hospital Group Co. Ltd.	13,100	33,974
Intco Medical Technology Co. Ltd.	31,800	109,528
Jafron Biomedical Co. Ltd.	32,200	128,755
Lepu Medical Technology Beijing Co. Ltd.	91,400	141,176
Ovctek China, Inc.	36,500	94,218
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	39,900	1,385,603
Shenzhen New Industries Biomedical Engineering Co. Ltd.	24,200	233,613
Sonoscape Medical Corp.	17,100	68,461
Winner Medical Co. Ltd.	13,500	77,401
Winning Health Technology Group Co. Ltd.	133,700	130,368
		2,985,063
Household & Personal Products: 0.5%
By-health Co. Ltd.	73,700	120,967
Yunnan Botanee Bio-Technology Group Co. Ltd.	10,800	62,822
		183,789
Materials: 4.0%
Canmax Technologies Co. Ltd.	43,000	134,987
Hubei Dinglong Co. Ltd. *	51,000	180,600
Hubei Feilihua Quartz Glass Co. Ltd.	31,700	162,354
Jiangsu Nata Opto-electronic Material Co. Ltd.	36,500	191,746
Shandong Sinocera Functional Material Co. Ltd.	58,300	135,321
Shandong Weifang Rainbow Chemical Co. Ltd.	7,000	46,451
Shenzhen Capchem Technology Co. Ltd.	36,200	184,585
Sunresin New Materials Co. Ltd.	18,500	120,587
Weihai Guangwei Composites Co. Ltd.	39,100	184,536
		1,341,167
Media & Entertainment: 1.8%
Beijing Enlight Media Co. Ltd.	94,600	121,651
Kunlun Tech Co. Ltd.	61,900	324,265
Mango Excellent Media Co. Ltd.	46,200	169,203
		615,119
Pharmaceuticals, Biotechnology & Life Sciences: 6.3%
Anhui Anke Biotechnology Group Co. Ltd.	83,500	98,301
Betta Pharmaceuticals Co. Ltd.	18,900	138,848
BGI Genomics Co. Ltd.	17,500	100,062
China Resources Boya Bio-pharmaceutical Group Co. Ltd.	23,200	95,681
Chongqing Zhifei Biological Products Co. Ltd.	84,500	302,616

See Notes to Financial Statements

11

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
CSPC Innovation Pharmaceutical Co. Ltd.	27,800	$100,707
Hangzhou Tigermed Consulting Co. Ltd.	39,700	295,328
Imeik Technology Development Co. Ltd.	10,280	255,627
Pharmaron Beijing Co. Ltd.	69,100	241,910
Shenyang Xingqi Pharmaceutical Co. Ltd.	9,400	89,328
Shenzhen Kangtai Biological Products Co. Ltd.	45,900	107,277
Walvax Biotechnology Co. Ltd.	120,700	198,563
Yili Chuanning Biotechnology Co. Ltd.	47,700	77,035
		2,101,283
Semiconductors & Semiconductor Equipment: 4.9%
Hangzhou Chang Chuan Technology Co. Ltd.	30,100	180,775
Ingenic Semiconductor Co. Ltd.	22,800	211,609
Konfoong Materials International Co. Ltd.	15,300	144,607
Risen Energy Co. Ltd.	66,200	108,240
SG Micro Corp.	22,800	253,760
Shenzhen SC New Energy Technology Corp.	19,600	168,765
Suzhou Maxwell Technologies Co. Ltd.	10,813	154,883
Wuhan DR Laser Technology Corp. Ltd.	10,000	86,605
Yangzhou Yangjie Electronic Technology Co. Ltd.	21,600	127,966
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	45,900	199,397
		1,636,607
Software & Services: 7.0%
Beijing E-Hualu Information Technology Co. Ltd. *	35,000	111,482
Beijing Sinnet Technology Co. Ltd.	102,100	202,605
Beijing Ultrapower Software Co. Ltd.	137,500	217,046
	Number of Shares	Value
Software & Services (continued)
Empyrean Technology Co. Ltd.	13,100	$215,967
Isoftstone Information Technology Group Co. Ltd.	42,100	336,440
Jiangsu Hoperun Software Co. Ltd. *	56,900	387,577
Range Intelligent Computing Technology Group Co. Ltd.	41,400	292,696
Sangfor Technologies, Inc.	17,700	138,436
Thunder Software Technology Co. Ltd.	26,000	210,732
Wangsu Science & Technology Co. Ltd.	152,500	219,380
		2,332,361
Technology Hardware & Equipment: 13.6%
Anker Innovations Technology Co. Ltd.	15,680	208,523
Chaozhou Three-Circle Group Co. Ltd.	93,700	491,481
Eoptolink Technology, Inc. Ltd.	46,700	729,474
Lens Technology Co. Ltd.	144,900	431,818
Maxscend Microelectronics Co. Ltd.	25,200	307,647
Shanghai Huace Navigation Technology Ltd.	25,700	146,296
Shenzhen Longsys Electronics Co. Ltd.	7,100	83,040
Shenzhen Sunway Communication Co. Ltd.	60,200	208,263
Suzhou TFC Optical Communication Co. Ltd.	22,740	281,008
Victory Giant Technology Huizhou Co. Ltd.	43,600	249,156
Wuhan Jingce Electronic Group Co. Ltd.	13,800	120,773
Yealink Network Technology Corp. Ltd.	34,200	179,775
Zhongji Innolight Co. Ltd.	65,200	1,087,550
		4,524,804
Total Common Stocks (Cost: $34,288,123)		33,255,504

Total Investments: 99.8% (Cost: $34,288,123)		33,255,504
Other assets less liabilities: 0.2%		75,136
NET ASSETS: 100.0%		$33,330,640

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$33,255,504	$—	$33,255,504

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

12

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 99.2%
610 Funding CLO 2 Ltd. 144A 5.97% (Term SOFR USD 3 Month+1.35%), 01/20/34	$10,600		$10,618,009
6.47% (Term SOFR USD 3 Month+1.85%), 01/20/34	2,500		2,504,250
AGL CLO 5 Ltd. 144A 6.54% (Term SOFR USD 3 Month+1.66%), 07/20/34	23,150		23,187,618
Allegro CLO XII Ltd. 144A 6.72% (Term SOFR USD 3 Month+1.44%), 07/21/37	8,625		8,636,290
Anchorage Capital CLO 30 Ltd. 144A 5.92% (Term SOFR USD 3 Month+1.60%), 01/20/37	3,075		3,077,826
Ares LIV CLO Ltd. 144A 6.46% (Term SOFR USD 3 Month+1.80%), 10/15/32	1,750		1,753,785
Ares LX CLO Ltd. 144A 6.54% (Term SOFR USD 3 Month+1.91%), 07/18/34	2,000		2,001,914
Bain Capital Credit CLO 2017-2 Ltd. 144A 6.03% (Term SOFR USD 3 Month+1.40%), 07/25/37	10,600		10,663,727
Bain Capital Credit CLO 2020-1 Ltd. 144A 6.43% (Term SOFR USD 3 Month+1.80%), 04/18/33	2,250		2,259,000
Bain Capital Credit CLO 2020-3 Ltd. 144A 7.73% (Term SOFR USD 3 Month+3.10%), 10/23/34	10,000		10,055,000
Bain Capital Credit CLO 2020-5 Ltd. 144A 8.22% (Term SOFR USD 3 Month+3.60%), 04/20/34	5,000		5,037,580
Bain Capital Credit CLO 2021-2 Ltd. 144A 7.75% (Term SOFR USD 3 Month+3.10%), 07/16/34	12,850		12,953,454
Bain Capital Credit CLO 2021-4 Ltd. 144A 7.98% (Term SOFR USD 3 Month+3.36%), 10/20/34	6,780		6,790,536
BlueMountain CLO 2018-3 Ltd. 144A 5.82% (Term SOFR USD 3 Month+1.19%), 10/25/30	3,000		3,005,302
BlueMountain CLO XXVIII Ltd. 144A 7.82% (Term SOFR USD 3 Month+3.16%), 04/15/34	4,250		4,258,411
BlueMountain CLO XXX Ltd. 144A 6.56% (Term SOFR USD 3 Month+1.90%), 04/15/35	3,135		3,142,104
	Par (000’s	)	Value
BlueMountain CLO XXXII Ltd. 144A 6.62% (Term SOFR USD 3 Month+1.96%), 10/15/34	$4,000		$4,008,200
BlueMountain CLO XXXV Ltd. 144A 6.33% (Term SOFR USD 3 Month+1.70%), 10/22/37	11,000		11,006,336
6.48% (Term SOFR USD 3 Month+1.85%), 10/22/37	14,750		14,765,000
Canyon CLO 2016-1 Ltd. 144A 6.62% (Term SOFR USD 3 Month+1.96%), 07/15/31	10,000		10,021,360
Canyon CLO 2016-2 Ltd. 144A 6.67% (Term SOFR USD 3 Month+2.01%), 10/15/31	6,000		6,013,854
Canyon CLO 2019-1 Ltd. 144A 6.09% (Term SOFR USD 3 Month+1.43%), 07/15/37	2,150		2,154,158
Canyon CLO 2020-1 Ltd. 144A 6.38% (Term SOFR USD 3 Month+1.95%), 07/15/34	11,500		11,528,750
Canyon CLO 2024-2 Ltd. 144A 6.13% (Term SOFR USD 3 Month+1.80%), 01/15/38	1,550		1,558,378
Carlyle Global Market Strategies CLO 2012-4 Ltd. 144A 6.38% (Term SOFR USD 3 Month+1.75%), 04/22/32	1,750		1,753,483
6.73% (Term SOFR USD 3 Month+2.10%), 04/22/32	1,425		1,426,961
Carlyle Global Market Strategies CLO 2015-4 Ltd. 144A 6.47% (Term SOFR USD 3 Month+1.85%), 07/20/32	8,520		8,566,093
Carlyle US CLO 2018-4 Ltd. 144A 6.62% (Term SOFR USD 3 Month+1.75%), 10/17/37	10,250		10,313,478
CBAM 2017-1 Ltd. 144A 6.18% (Term SOFR USD 3 Month+1.80%), 01/20/38	5,200		5,207,353
CBAM 2017-2 Ltd. 144A 6.76% (Term SOFR USD 3 Month+2.11%), 07/17/34	1,500		1,502,054
CBAM 2021-14 Ltd. 144A 7.98% (Term SOFR USD 3 Month+3.36%), 04/20/34	5,000		5,005,710
Cedar Funding VIII CLO Ltd. 144A 6.56% (Term SOFR USD 3 Month+1.91%), 10/17/34	1,750		1,755,128

See Notes to Financial Statements

13

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
CIFC Funding 2014-III Ltd. 144A 6.34% (Term SOFR USD 3 Month+1.71%), 10/22/31	$1,250		$1,252,026
Columbia Cent CLO 31 Ltd. 144A 6.08% (Term SOFR USD 3 Month+1.46%), 04/20/34	6,000		6,011,064
6.43% (Term SOFR USD 3 Month+1.81%), 04/20/34	8,380		8,393,442
Columbia Cent CLO 32 Ltd. 144A 6.68% (Term SOFR USD 3 Month+2.05%), 07/24/34	4,000		4,014,484
7.80% (Term SOFR USD 3 Month+3.17%), 07/24/34	10,000		10,041,160
Columbia Cent CLO 34 Ltd. 144A 6.09% (Term SOFR USD 3 Month+1.65%), 01/25/38	12,000		12,057,072
6.29% (Term SOFR USD 3 Month+1.85%), 01/25/38	2,300		2,307,093
Creeksource 2024-1 Dunes Creek CLO Ltd. 144A 6.08% (Term SOFR USD 3 Month+1.75%), 01/15/38	9,000		9,012,816
Crestline Denali CLO XIV Ltd. 144A 6.03% (Term SOFR USD 3 Month+1.40%), 10/23/31	1,857		1,860,523
Denali Capital CLO XII Ltd. 144A 5.97% (Term SOFR USD 3 Month+1.31%), 04/15/31	715		715,369
Dryden 104 CLO Ltd. 144A 6.12% (Term SOFR USD 3 Month+1.60%), 08/20/34	1,075		1,075,799
6.27% (Term SOFR USD 3 Month+1.75%), 08/20/34	1,000		1,001,267
Dryden 109 CLO Ltd. 144A 6.62% (Term SOFR USD 3 Month+2.00%), 04/20/35	1,250		1,252,260
Dryden 113 CLO Ltd. 144A 7.72% (Term SOFR USD 3 Month+3.10%), 10/15/37	3,900		3,915,526
Dryden 61 CLO Ltd. 144A 6.24% (Term SOFR USD 3 Month+1.58%), 01/17/32	10,375		10,385,074
Dryden 64 CLO Ltd. 144A 5.86% (Term SOFR USD 3 Month+1.23%), 04/18/31	800		801,577
Dryden 80 CLO Ltd. 144A 6.40% (Term SOFR USD 3 Month+1.75%), 01/17/33	1,250		1,253,958
6.80% (Term SOFR USD 3 Month+2.15%), 01/17/33	1,250		1,251,430
Fort Washington CLO 2019-1 144A 6.32% (Term SOFR USD 3 Month+1.70%), 10/20/37	5,500		5,554,989
	Par (000’s	)	Value
6.52% (Term SOFR USD 3 Month+1.90%), 10/20/37	$4,650		$4,700,280
Generate CLO 20 Ltd. 144A 1.00% (Term SOFR USD 3 Month+1.70%), 01/25/38	6,700		6,708,375
Generate CLO 9 LTD 144A 6.22% (Term SOFR USD 3 Month+1.75%), 01/20/38	20,000		20,022,759
ICG US CLO 2021-3 Ltd. 144A 6.48% (Term SOFR USD 3 Month+2.10%), 10/20/34	11,000		11,029,513
KKR CLO 24 Ltd. 144A 5.96% (Term SOFR USD 3 Month+1.34%), 04/20/32	3,195		3,202,597
KKR CLO 27 LTD 144A 10.66% (Term SOFR USD 3 Month+6.25%), 01/15/35	1,000		1,005,204
KKR CLO 28 Ltd. 144A 6.75% (Term SOFR USD 3 Month+2.10%), 02/09/35	8,000		8,030,296
7.35% (Term SOFR USD 3 Month+2.70%), 02/09/35	1,500		1,508,849
KKR CLO 30 Ltd. 144A 6.50% (Term SOFR USD 3 Month+1.85%), 04/17/37	2,500		2,520,143
KKR CLO 36 Ltd. 144A 6.62% (Term SOFR USD 3 Month+1.96%), 10/15/34	5,000		5,002,760
KKR CLO 40 Ltd. 144A 6.32% (Term SOFR USD 3 Month+1.70%), 10/20/34	6,350		6,361,487
LCM 29 Ltd. 144A 5.99% (Term SOFR USD 3 Month+1.33%), 04/15/31	4,490		4,494,857
LCM 39 Ltd. 144A 6.66% (Term SOFR USD 3 Month+2.00%), 10/15/34	14,250		14,296,426
7.91% (Term SOFR USD 3 Month+3.25%), 10/15/34	2,675		2,681,591
11.66% (Term SOFR USD 3 Month+7.00%), 10/15/34	1,250		1,260,386
LCM 40 Ltd. 144A 6.53% (Term SOFR USD 3 Month+2.15%), 01/15/38	12,000		12,032,196
LCM 42 Ltd. 144A 6.21% (Term SOFR USD 3 Month+1.80%), 01/15/38	2,750		2,753,900
Madison Park Funding XXXII Ltd. 144A 6.38% (Term SOFR USD 3 Month+1.75%), 07/22/37	2,325		2,339,752
MidOcean Credit CLO X 144A 6.23% (Term SOFR USD 3 Month+1.60%), 10/23/34	1,400		1,403,583
6.58% (Term SOFR USD 3 Month+1.95%), 10/23/34	2,650		2,656,445
MidOcean Credit CLO XI Ltd. 144A 6.02% (Term SOFR USD 3 Month+1.70%), 01/18/36	6,725		6,734,543

See Notes to Financial Statements

14

	Par (000’s	)	Value
Neuberger Berman Loan Advisers CLO 57 Ltd. 144A 6.30% (Term SOFR USD 3 Month+1.70%), 10/24/38	$2,000		$2,007,268
6.60% (Term SOFR USD 3 Month+2.00%), 10/24/38	1,000		1,007,395
Ocean Trails CLO 8 144A 6.41% (Term SOFR USD 3 Month+1.75%), 07/15/34	3,000		3,009,006
OCP CLO 2019-17 Ltd. 144A 6.02% (Term SOFR USD 3 Month+1.40%), 07/20/37	5,950		5,961,519
OCP CLO 2020-19 Ltd. 144A 6.58% (Term SOFR USD 3 Month+1.96%), 10/20/34	1,750		1,755,236
Octagon Investment Partners 28 Ltd. 144A 6.35% (Term SOFR USD 3 Month+1.72%), 04/24/37	2,500		2,508,443
Octagon Investment Partners 43 Ltd. 144A 6.48% (Term SOFR USD 3 Month+1.85%), 10/25/32	5,000		5,008,585
OZLM Funding II Ltd. 144A 5.79% (Term SOFR USD 3 Month+1.20%), 07/30/31	5,913		5,922,083
OZLM XIV Ltd. 144A 1.00% (Term SOFR USD 3 Month+1.84%), 01/15/38	8,000		8,006,000
OZLM XIX Ltd. 144A 6.01% (Term SOFR USD 3 Month+1.35%), 01/15/35	16,625		16,689,554
6.71% (Term SOFR USD 3 Month+2.05%), 01/15/35	3,125		3,130,334
8.16% (Term SOFR USD 3 Month+3.50%), 01/15/35	10,000		10,076,560
OZLM XV Ltd. 144A 5.84% (Term SOFR USD 3 Month+1.22%), 04/20/33	10,600		10,611,416
OZLM XXII Ltd. 144A 5.98% (Term SOFR USD 3 Month+1.33%), 01/17/31	431		431,779
OZLM XXIII Ltd. 144A 6.51% (Term SOFR USD 3 Month+1.85%), 10/15/37	5,500		5,503,608
6.86% (Term SOFR USD 3 Month+2.20%), 10/15/37	6,000		6,005,406
Park Blue CLO 2024-V Ltd. 144A 6.80% (Term SOFR USD 3 Month+1.48%), 07/25/37	5,000		5,033,935
POLUS US CLO I Ltd. 144A 6.53% (Term SOFR USD 3 Month+1.90%), 10/20/37	3,000		3,009,942
7.03% (Term SOFR USD 3 Month+2.40%), 10/20/37	1,550		1,555,433
Post CLO VI Ltd. 144A 5.88% (Term SOFR USD 3 Month+1.42%), 01/20/38	6,350		6,380,112
	Par (000’s	)	Value
6.56% (Term SOFR USD 3 Month+2.10%), 01/20/38	$1,250		$1,263,564
7.66% (Term SOFR USD 3 Month+3.20%), 01/20/38	1,250		1,258,564
Riserva CLO Ltd. 144A 6.24% (Term SOFR USD 3 Month+1.61%), 01/18/34	2,540		2,544,186
Rockford Tower CLO 2019-2 Ltd. 144A 6.52% (Term SOFR USD 3 Month+2.00%), 08/20/32	3,000		3,003,558
Rockford Tower CLO 2020-1 Ltd. 144A 6.72% (Term SOFR USD 3 Month+2.10%), 01/20/36	2,000		2,007,060
9.22% (Term SOFR USD 3 Month+4.60%), 01/20/36	4,650		4,668,447
Rockford Tower CLO 2021-3 Ltd. 144A 6.09% (Term SOFR USD 3 Month+1.65%), 01/15/38	13,500		13,512,406
Rockford Tower CLO 2022-3 Ltd. 144A 6.06% (Term SOFR USD 3 Month+1.44%), 07/20/37	12,000		12,058,548
RR 16 Ltd. 144A 6.57% (Term SOFR USD 3 Month+1.91%), 07/15/36	5,000		5,010,140
RR15 Ltd. 144A 6.37% (Term SOFR USD 3 Month+1.71%), 04/15/36	5,065		5,069,999
Sagard-Halseypoint CLO 8 Ltd. 144A 5.70% (Term SOFR USD 3 Month+1.39%), 01/30/38	14,500		14,513,368
Sculptor CLO XXVI Ltd. 144A 6.20% (Term SOFR USD 3 Month+1.85%), 01/20/38	11,725		11,741,685
Signal Peak CLO 10 Ltd. 144A 6.65% (Term SOFR USD 3 Month+2.01%), 01/24/35	1,220		1,220,625
Signal Peak CLO 4 Ltd. 144A 6.63% (Term SOFR USD 3 Month+2.01%), 10/26/34	1,450		1,452,741
8.08% (Term SOFR USD 3 Month+3.46%), 10/26/34	7,400		7,423,613
Signal Peak CLO 7 Ltd. 144A 6.71% (Term SOFR USD 3 Month+2.15%), 10/20/37	4,550		4,559,273
Signal Peak CLO 8 Ltd. 144A 5.94% (Term SOFR USD 3 Month+1.39%), 10/20/37	6,975		7,016,250
Signal Peak CLO 9 Ltd. 144A 5.80% (Term SOFR USD 3 Month+1.36%), 01/21/38	5,275		5,279,864
6.19% (Term SOFR USD 3 Month+1.75%), 01/21/38	6,950		6,959,883
Sound Point CLO 39 Ltd. 144A

See Notes to Financial Statements

15

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
7.06% (Term SOFR USD 3 Month+1.75%), 07/20/37	$5,500		$5,519,630
Sound Point CLO XVIII Ltd. 144A 6.00% (Term SOFR USD 3 Month+1.38%), 01/21/31	3,529		3,534,377
Sound Point CLO XXVI Ltd. 144A 6.53% (Term SOFR USD 3 Month+1.91%), 07/20/34	10,510		10,520,121
Sound Point CLO XXXI Ltd. 144A 8.14% (Term SOFR USD 3 Month+3.51%), 10/25/34	2,250		2,254,302
Sound Point CLO XXXIII Ltd. 144A 6.53% (Term SOFR USD 3 Month+1.90%), 04/25/35	9,900		9,911,603
Sycamore Tree CLO 2021-1 Ltd. 144A 5.90% (Term SOFR USD 3 Month+1.39%), 01/20/38	11,000		11,063,140
6.31% (Term SOFR USD 3 Month+1.80%), 01/20/38	5,000		5,004,080
Symphony CLO 42 Ltd. 144A 6.18% (Term SOFR USD 3 Month+1.53%), 04/17/37	10,600		10,648,845
Symphony Loan Funding CLO 1 Ltd. 144A 6.67% (Term SOFR USD 3 Month+2.30%), 01/22/38	12,000		12,032,124
TCI-Symphony CLO 2017-1 Ltd. 144A 5.85% (Term SOFR USD 3 Month+1.19%), 07/15/30	1,646		1,649,448
TCW CLO 2017-1A Ltd. 144A 8.54% (Term SOFR USD 3 Month+3.93%), 10/29/34	12,000		12,031,500
TCW CLO 2019-1 AMR Ltd. 144A 6.44% (Term SOFR USD 3 Month+1.95%), 08/16/34	9,150		9,182,492
8.42% (Term SOFR USD 3 Month+3.93%), 08/16/34	3,200		3,215,494
TCW CLO 2020-1 Ltd. 144A 1.00% (Term SOFR USD 3 Month+2.00%), 04/20/34	4,200		4,210,500
TCW CLO 2021-1 Ltd. 144A 6.45% (Term SOFR USD 3 Month+2.10%), 01/20/38	12,000		12,081,335
TIAA CLO I Ltd. 144A 5.87% (Term SOFR USD 3 Month+1.25%), 07/20/31	5,892		5,902,169
TICP CLO VII Ltd. 144A 6.55% (Term SOFR USD 3 Month+1.90%), 04/15/33	3,700		3,711,725
Trinitas CLO XIV Ltd. 144A 6.17% (Term SOFR USD 3 Month+1.54%), 01/25/34	6,750		6,764,020
	Par (000’s	)	Value
7.03% (Term SOFR USD 3 Month+2.40%), 01/25/34	$11,500		$11,514,778
Trinitas CLO XIX Ltd. 144A 7.31% (Term SOFR USD 3 Month+2.95%), 10/20/33	7,000		7,027,615
Trinitas CLO XVII Ltd. 144A 6.58% (Term SOFR USD 3 Month+1.96%), 10/20/34	1,500		1,502,177
Voya CLO 2016-3 Ltd. 144A 6.33% (Term SOFR USD 3 Month+1.70%), 10/18/31	5,500		5,509,009
Voya CLO 2018-1 Ltd. 144A 5.83% (Term SOFR USD 3 Month+1.21%), 04/19/31	2,846		2,851,756
Whitebox CLO II Ltd. 144A 6.31% (Term SOFR USD 3 Month+1.75%), 10/24/37	1,000		1,006,575
Whitebox CLO III Ltd. 144A 6.36% (Term SOFR USD 3 Month+1.70%), 10/15/35	1,000		1,002,754
6.56% (Term SOFR USD 3 Month+1.90%), 10/15/35	2,100		2,105,767
Total Collateralized Loan Obligations (Cost: $781,456,466)			785,368,697

SHORT-TERM INVESTMENT: 1.4% (Cost: $10,955,639)
United States Treasury Obligations: 1.4%
United States Treasury Bill 4.33%, 02/04/25	11,000,000		10,957,759

Total Investments: 100.6% (Cost: $792,412,105)			796,326,456
Liabilities in excess of other assets: (0.6)%			(4,659,672)
NET ASSETS: 100.0%			$791,666,784

See Notes to Financial Statements

16

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $785,368,697, or 99.2% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$785,368,697	$—	$785,368,697
United States Treasury Obligations	—	10,957,759	—	10,957,759
Total Investments	$—	$796,326,456	$—	$796,326,456

See Notes to Financial Statements

17

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.1%
Capital Goods: 0.3%
IndiaMart InterMesh Ltd. 144A	3,506	$91,911

Commercial & Professional Services: 2.5%
Computer Age Management Services Ltd.	5,879	347,357
L&T Technology Services Ltd. 144A	2,525	139,239
WNS Holdings Ltd. *	3,933	186,385
		672,981
Consumer Durables & Apparel: 3.2%
Dixon Technologies India Ltd.	4,300	898,513

Consumer Services: 8.4%
MakeMyTrip Ltd. *	6,106	685,582
Zomato Ltd. *	504,305	1,633,625
		2,319,207
Energy: 7.9%
Reliance Industries Ltd. 144A (GDR)	38,544	2,189,299

Financial Services: 9.8%
Angel One Ltd.	6,352	216,638
ICICI Securities Ltd. 144A	9,694	96,770
IIFL Finance Ltd.	27,343	131,649
Indian Energy Exchange Ltd. 144A	52,123	110,344
Jio Financial Services Ltd. *	348,629	1,212,945
Motilal Oswal Financial Services Ltd.	18,587	206,531
Multi Commodity Exchange of India Ltd.	2,981	216,476
One 97 Communications Ltd. *	45,604	539,842
		2,731,195
Insurance: 3.9%
PB Fintech Ltd. *	44,342	1,088,587

Media & Entertainment: 4.1%
Affle India Ltd. *	7,535	156,494
Info Edge India Ltd.	9,584	969,101
		1,125,595
	Number of Shares	Value
Software & Services: 44.4%
Birlasoft Ltd.	19,468	$126,986
Coforge Ltd.	6,540	734,801
Cyient Ltd.	9,268	198,273
HCL Technologies Ltd.	69,860	1,559,932
Infosys Ltd. (ADR)	99,000	2,170,080
KPIT Technologies Ltd.	19,949	340,093
LTIMindtree Ltd. 144A	8,833	574,264
Mphasis Ltd.	10,627	351,966
Oracle Financial Services Software Ltd.	2,796	416,155
Persistent Systems Ltd.	12,828	964,304
Tanla Platforms Ltd.	8,027	62,827
Tata Consultancy Services Ltd.	38,777	1,850,496
Tata Elxsi Ltd.	4,161	329,633
Tata Technologies Ltd.	17,422	181,021
Tech Mahindra Ltd.	62,609	1,243,425
Wipro Ltd. (ADR)	337,043	1,193,132
		12,297,388
Technology Hardware & Equipment: 1.9%
Kaynes Technology India Ltd. *	3,207	277,066
Redington Ltd.	62,485	145,744
Tejas Networks Ltd. 144A *	8,989	124,122
		546,932
Telecommunication Services: 11.8%
Bharti Airtel Ltd.	100,517	1,861,139
Bharti Hexacom Ltd.	8,947	151,816
HFCL Ltd.	94,656	124,060
Indus Towers Ltd. *	147,916	588,714
Tata Communications Ltd.	13,939	276,702
Vodafone Idea Ltd. *	3,325,892	307,625
		3,310,056
Transportation: 0.9%
Delhivery Ltd. *	60,193	242,789

Total Common Stocks (Cost: $21,824,059)		27,514,453
Total Investments: 99.1% (Cost: $21,824,059)		27,514,453
Other assets less liabilities: 0.9%		247,622
NET ASSETS: 100.0%		$27,762,075

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,325,949, or 12.0% of net assets.

See Notes to Financial Statements

18

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$91,911	$—	$91,911
Commercial & Professional Services	186,385	486,596	—	672,981
Consumer Durables & Apparel	—	898,513	—	898,513
Consumer Services	685,582	1,633,625	—	2,319,207
Energy	2,189,299	—	—	2,189,299
Financial Services	—	2,731,195	—	2,731,195
Insurance	—	1,088,587	—	1,088,587
Media & Entertainment	—	1,125,595	—	1,125,595
Software & Services	3,363,212	8,934,176	—	12,297,388
Technology Hardware & Equipment	—	546,932	—	546,932
Telecommunication Services	—	3,310,056	—	3,310,056
Transportation	—	242,789	—	242,789
Total Investments	$6,424,478	$21,089,975	$—	$27,514,453

See Notes to Financial Statements

19

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.8%
Automobiles & Components: 8.9%
Bajaj Auto Ltd.	62,362	$6,397,852
Eicher Motors Ltd.	102,334	5,757,697
FIEM Industries Ltd.	10,412	179,749
Pricol Ltd. *	64,149	405,230
Shriram Pistons & Rings Ltd.	20,709	526,849
SJS Enterprises Ltd.	26,499	356,465
		13,623,842
Banks: 21.4%
Bank of Baroda	1,755,333	4,918,132
Canara Bank	2,340,480	2,726,630
ICICI Bank Ltd.	553,798	8,274,749
IndusInd Bank Ltd.	477,318	5,340,972
Jammu & Kashmir Bank Ltd.	379,964	445,990
Karnataka Bank Ltd.	330,712	826,179
Karur Vysya Bank Ltd.	624,357	1,580,401
State Bank of India	875,505	8,111,367
Ujjivan Small Finance Bank Ltd. 144A	739,035	291,081
		32,515,501
Capital Goods: 11.2%
ABB India Ltd.	46,034	3,709,197
Action Construction Equipment Ltd.	29,149	511,671
Capacit’e Infraprojects Ltd. *	43,163	218,586
Cummins India Ltd.	123,392	4,705,995
Electrosteel Castings Ltd.	243,115	394,756
Force Motors Ltd.	4,936	374,866
HBL Engineering Ltd.	96,411	697,835
Ingersoll Rand India Ltd.	6,596	321,437
Jupiter Wagons Ltd.	103,043	599,958
Paramount Communications Ltd. *	130,951	126,324
Polycab India Ltd.	40,627	3,442,467
Shakti Pumps India Ltd.	49,005	611,090
Triveni Turbine Ltd.	89,748	773,948
Voltamp Transformers Ltd.	6,749	797,084
		17,285,214
Commercial & Professional Services: 0.4%
BLS International Services Ltd.	86,137	484,189
EMS Ltd.	15,035	148,882
		633,071
Consumer Discretionary Distribution & Retail: 5.3%
RattanIndia Enterprises Ltd. *	285,981	211,793
Trent Ltd.	95,996	7,964,800
		8,176,593
Consumer Durables & Apparel: 0.2%
Symphony Ltd.	16,868	264,667

Energy: 6.4%
Coal India Ltd.	1,395,263	6,244,930
Great Eastern Shipping Co. Ltd.	69,214	775,796
Oil India Ltd.	543,670	2,732,502
		9,753,228
	Number of Shares	Value
Financial Services: 4.6%
Aditya Birla Sun Life Asset Management Co. Ltd.	65,083	$635,458
Angel One Ltd.	32,015	1,091,889
CreditAccess Grameen Ltd.	44,668	461,343
Dolat Algotech Ltd.	114,403	167,805
ICICI Securities Ltd. 144A	67,134	670,166
IIFL Capital Services Ltd.	96,794	368,884
Kfin Technologies Ltd.	72,258	1,294,236
Motilal Oswal Financial Services Ltd.	117,096	1,301,123
Nippon Life India Asset Management Ltd. 144A	123,668	1,047,617
Share India Securities Ltd.	65,784	235,528
		7,274,049
Food, Beverage & Tobacco: 4.8%
Kaveri Seed Co. Ltd.	6,727	68,561
Varun Beverages Ltd.	979,292	7,303,476
		7,372,037
Health Care Equipment & Services: 0.7%
Indraprastha Medical Corp. Ltd.	30,616	186,402
Narayana Hrudayalaya Ltd.	54,970	815,556
Yatharth Hospital & Trauma Care Services Ltd. *	22,639	149,564
		1,151,522
Materials: 5.2%
Garware Hi-Tech Films Ltd.	8,019	467,956
Jindal Saw Ltd.	187,610	637,264
Kingfa Science & Technology India Ltd.	882	36,381
Lloyds Metals & Energy Ltd.	81,559	1,171,188
Maharashtra Seamless Ltd.	41,732	340,909
MOIL Ltd.	67,793	261,800
NMDC Ltd.	2,775,354	2,129,152
PI Industries Ltd.	55,324	2,377,097
Platinum Industries Ltd. *	10,959	54,035
Styrenix Performance Materials Ltd.	10,700	363,492
Venus Pipes & Tubes Ltd. 144A	8,378	147,163
		7,986,437
Media & Entertainment: 0.2%
Tips Music Ltd.	38,665	343,430

Pharmaceuticals, Biotechnology & Life Sciences: 9.2%
Caplin Point Laboratories Ltd.	17,791	518,513
Dr. Reddy’s Laboratories Ltd.	515,167	8,341,298
Marksans Pharma Ltd.	163,303	564,535
Natco Pharma Ltd.	80,618	1,303,722
Neuland Laboratories Ltd.	5,959	953,065
Zydus Lifesciences Ltd.	204,358	2,314,886
		13,996,019
Real Estate Management & Development: 1.9%
Oberoi Realty Ltd.	97,279	2,620,690
Valor Estate Ltd. *	148,523	299,142
		2,919,832

See Notes to Financial Statements

20

	Number of Shares	Value
Software & Services: 18.5%
HCL Technologies Ltd.	385,146	$8,600,079
Infosys Ltd. (ADR)	318,851	6,989,214
KPIT Technologies Ltd.	125,553	2,140,444
Oracle Financial Services Software Ltd.	19,059	2,836,728
Tanla Platforms Ltd.	56,882	445,213
Tata Consultancy Services Ltd.	152,005	7,253,904
		28,265,582
Technology Hardware & Equipment: 0.9%
Netweb Technologies India Ltd.	14,073	445,836
Zen Technologies Ltd.	34,481	980,753
		1,426,589
Total Common Stocks (Cost: $128,036,719)		152,987,613
Total Investments: 99.8% (Cost: $128,036,719)		152,987,613
Other assets less liabilities: 0.2%		369,705
NET ASSETS: 100.0%		$153,357,318

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,156,027, or 1.4% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$13,623,842	$—	$13,623,842
Banks	—	32,515,501	—	32,515,501
Capital Goods	611,090	16,674,124	—	17,285,214
Commercial & Professional Services	—	633,071	—	633,071
Consumer Discretionary Distribution & Retail	—	8,176,593	—	8,176,593
Consumer Durables & Apparel	—	264,667	—	264,667
Energy	—	9,753,228	—	9,753,228
Financial Services	—	7,274,049	—	7,274,049
Food, Beverage & Tobacco	7,303,476	68,561	—	7,372,037
Health Care Equipment & Services	—	1,151,522	—	1,151,522
Materials	—	7,986,437	—	7,986,437
Media & Entertainment	—	343,430	—	343,430
Pharmaceuticals, Biotechnology & Life Sciences	—	13,996,019	—	13,996,019
Real Estate Management & Development	—	2,919,832	—	2,919,832
Software & Services	6,989,214	21,276,368	—	28,265,582
Technology Hardware & Equipment	—	1,426,589	—	1,426,589
Total Investments	$14,903,780	$138,083,833	$—	$152,987,613

See Notes to Financial Statements

21

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(continued)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2024:

Common Stock
Balance as of December 31, 2023	$1,595,195
Realized gain (loss)	1,548,903
Net change in unrealized appreciation (depreciation)	(1,560,087)
Purchases	—
Sales	(1,584,011)
Transfers in/out of level 3	—
Balance as of December 31, 2024	$—

See Notes to Financial Statements

22

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 26.4%
Bank Central Asia Tbk PT	3,954,600	$2,377,183
Bank Jago Tbk PT *	992,600	149,265
Bank Mandiri Persero Tbk PT	5,725,804	2,015,502
Bank Negara Indonesia Persero Tbk PT	3,859,164	1,038,606
Bank Rakyat Indonesia Persero Tbk PT	9,412,133	2,376,078
		7,956,634
Capital Goods: 6.2%
Astra International Tbk PT	4,907,800	1,491,894
Jardine Cycle & Carriage Ltd. †	17,988	373,619
		1,865,513
Consumer Discretionary Distribution & Retail: 4.3%
GoTo Gojek Tokopedia Tbk PT *	257,220,600	1,110,293
Mitra Adiperkasa Tbk PT	2,158,200	188,367
		1,298,660
Consumer Staples Distribution & Retail: 3.0%
Sumber Alfaria Trijaya Tbk PT	5,178,000	916,887

Energy: 9.2%
AKR Corporindo Tbk PT	1,970,400	137,216
Alamtri Resources Indonesia Tbk PT	4,080,400	614,453
Banpu PCL (NVDR)	2,445,529	428,020
Bukit Asam Tbk PT	1,039,300	177,453
Bumi Resources Tbk PT *	34,481,200	252,798
Indo Tambangraya Megah Tbk PT	105,000	174,185
Petrindo Jaya Kreasi Tbk PT *	447,300	309,178
United Tractors Tbk PT	405,869	675,187
		2,768,490
Financial Services: 0.4%
BFI Finance Indonesia Tbk PT	2,202,800	129,261

Food, Beverage & Tobacco: 7.6%
Charoen Pokphand Indonesia Tbk PT	1,653,400	488,983
First Pacific Co. Ltd.	541,250	312,992
Golden Agri-Resources Ltd.	1,211,300	235,299
Gudang Garam Tbk PT *	122,400	100,770
Indofood CBP Sukses Makmur Tbk PT	587,800	415,422
Indofood Sukses Makmur Tbk PT	1,164,700	557,203
Japfa Comfeed Indonesia Tbk PT	1,368,800	164,595
		2,275,264
Health Care Equipment & Services: 0.7%
Mitra Keluarga Karyasehat Tbk PT	1,402,097	221,269

Household & Personal Products: 0.6%
Unilever Indonesia Tbk PT	1,518,200	177,930
	Number of Shares	Value
Materials: 22.1%
Amman Mineral Internasional PT *	3,630,900	$1,904,398
Aneka Tambang Tbk	2,231,400	210,816
Avia Avian Tbk PT	4,109,400	101,899
Barito Pacific Tbk PT	7,213,148	410,191
Bumi Resources Minerals Tbk PT *	19,561,100	420,512
Chandra Asri Pacific Tbk PT	2,916,736	1,359,150
Indah Kiat Pulp & Paper Tbk PT	624,100	263,004
Indocement Tunggal Prakarsa Tbk PT	410,300	188,789
Merdeka Battery Materials Tbk PT *	8,882,400	252,207
Merdeka Copper Gold Tbk PT *	4,155,495	416,242
Nickel Industries Ltd.	489,407	249,110
Pabrik Kertas Tjiwi Kimia Tbk PT	330,500	122,693
Pantai Indah Kapuk Dua Tbk PT	447,900	444,288
Semen Indonesia Persero Tbk PT	877,762	179,151
Vale Indonesia Tbk PT *	587,400	131,676
		6,654,126
Media & Entertainment: 0.4%
Elang Mahkota Teknologi Tbk PT	4,229,800	128,660

Pharmaceuticals, Biotechnology & Life Sciences: 1.5%
Kalbe Farma Tbk PT	5,223,400	441,368

Real Estate Management & Development: 1.2%
Bumi Serpong Damai Tbk PT *	1,853,800	108,844
Ciputra Development Tbk PT	2,311,295	140,912
Pakuwon Jati Tbk PT	3,961,100	97,951
		347,707
Telecommunication Services: 7.5%
Indosat Tbk PT	1,368,900	210,417
Sarana Menara Nusantara Tbk PT	5,549,500	225,842
Telkom Indonesia Persero Tbk PT (ADR) †	101,071	1,662,618
XL Axiata Tbk PT	1,124,575	156,872
		2,255,749
Transportation: 0.9%
Jasa Marga Persero Tbk PT	577,750	155,430
Transcoal Pacific Tbk PT	265,400	109,656
		265,086
Utilities: 8.0%
Barito Renewables Energy Tbk PT	3,680,900	2,121,177
Perusahaan Gas Negara Tbk PT	2,765,600	272,667
		2,393,844
Total Common Stocks (Cost: $41,568,093)		30,096,448

See Notes to Financial Statements

23

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $36,874)
State Street Navigator Securities Lending Government Money Market Portfolio	36,874	$36,874
Total Investments: 100.1% (Cost: $41,604,967)		30,133,322
Liabilities in excess of other assets: (0.1)%		(41,016)
NET ASSETS: 100.0%		$30,092,306

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,127,045.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$2,377,183	$5,579,451	$—	$7,956,634
Capital Goods	—	1,865,513	—	1,865,513
Consumer Discretionary Distribution & Retail	—	1,298,660	—	1,298,660
Consumer Staples Distribution & Retail	916,887	—	—	916,887
Energy	1,411,348	1,357,142	—	2,768,490
Financial Services	—	129,261	—	129,261
Food, Beverage & Tobacco	1,696,907	578,357	—	2,275,264
Health Care Equipment & Services	221,269	—	—	221,269
Household & Personal Products	—	177,930	—	177,930
Materials	1,902,355	4,751,771	—	6,654,126
Media & Entertainment	—	128,660	—	128,660
Pharmaceuticals, Biotechnology & Life Sciences	441,368	—	—	441,368
Real Estate Management & Development	206,795	140,912	—	347,707
Telecommunication Services	1,888,460	367,289	—	2,255,749
Transportation	265,086	—	—	265,086
Utilities	2,121,177	272,667	—	2,393,844
Money Market Fund	36,874	—	—	36,874
Total Investments	$13,485,709	$16,647,613	$—	$30,133,322

See Notes to Financial Statements

24

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 0.5%
Mobileye Global, Inc. * †	21,274	$423,778

Banks: 18.5%
Bank Hapoalim BM	411,126	4,952,072
Bank Leumi Le-Israel BM	437,376	5,191,965
FIBI Holdings Ltd.	5,686	290,169
First International Bank Of Israel Ltd.	17,625	866,280
Israel Discount Bank Ltd.	349,302	2,384,168
Mizrahi Tefahot Bank Ltd.	58,217	2,514,519
		16,199,173
Capital Goods: 4.5%
Ashtrom Group Ltd. *	8,131	141,600
Elbit Systems Ltd.	9,505	2,452,955
Electra Ltd.	307	172,398
Kornit Digital Ltd. *	12,569	389,011
Nano Dimension Ltd. (ADR) * †	70,279	174,292
Shapir Engineering and Industry Ltd. *	34,114	255,478
Shikun & Binui Ltd. *	52,273	191,654
Stratasys Ltd. *	17,810	158,331
		3,935,719
Commercial & Professional Services: 0.7%
Fiverr International Ltd. * †	11,312	358,930
Hilan Ltd.	3,765	223,504
		582,434
Consumer Discretionary Distribution & Retail: 2.2%
Global-e Online Ltd. *	35,103	1,914,167

Consumer Durables & Apparel: 0.2%
Delta Galil Ltd.	3,772	207,770

Consumer Services: 0.2%
Fattal Holdings 1998 Ltd. *	1,507	215,720

Consumer Staples Distribution & Retail: 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,156	213,975
Shufersal Ltd.	36,605	380,920
		594,895
Energy: 1.5%
Delek Group Ltd.	3,529	458,743
Energean Plc	32,209	418,074
Oil Refineries Ltd.	889,724	229,534
Paz Retail And Energy Ltd.	1,713	212,030
		1,318,381
Financial Services: 2.5%
Isracard Ltd.	71,239	316,020
Payoneer Global, Inc. *	89,821	901,803
Plus500 Ltd.	21,016	712,757
Tel Aviv Stock Exchange Ltd.	23,795	275,748
		2,206,328
Food, Beverage & Tobacco: 0.4%
Strauss Group Ltd.	18,696	353,232

Health Care Equipment & Services: 1.6%
Inmode Ltd. * †	29,709	496,140
Nano-X Imaging Ltd. * †	20,955	150,876
	Number of Shares	Value
Health Care Equipment & Services (continued)
Novocure Ltd. *	21,059	$627,558
OPKO Health, Inc. * †	106,784	156,973
		1,431,547
Insurance: 3.6%
Clal Insurance Enterprises Holdings Ltd.	22,348	524,413
Harel Insurance Investments & Financial Services Ltd.	39,958	550,312
Lemonade, Inc. *	17,439	639,663
Menora Mivtachim Holdings Ltd.	7,342	300,035
Migdal Insurance & Financial Holdings Ltd.	136,836	256,932
Phoenix Financial Ltd.	59,301	863,579
		3,134,934
Materials: 1.6%
ICL Group Ltd. †	196,949	972,928
Israel Corp. Ltd.	1,590	415,428
		1,388,356
Media & Entertainment: 0.6%
Perion Network Ltd. *	15,976	135,317
Playtika Holding Corp.	19,913	138,196
Taboola.com Ltd. *	66,860	244,039
		517,552
Pharmaceuticals, Biotechnology & Life Sciences: 10.9%
Teva Pharmaceutical Industries Ltd. (ADR) *	432,375	9,529,545

Real Estate Management & Development: 3.9%
Airport City Ltd. *	15,135	242,580
Alony Hetz Properties & Investments Ltd.	36,952	307,195
Amot Investments Ltd.	52,216	294,556
Azrieli Group Ltd.	13,894	1,144,146
Big Shopping Centers Ltd. *	4,030	596,782
Melisron Ltd.	6,171	548,438
Mivne Real Estate KD Ltd.	88,235	263,483
		3,397,180
Semiconductors & Semiconductor Equipment: 5.0%
Camtek Ltd. †	10,566	853,416
CEVA, Inc. *	5,770	182,043
Nova Ltd. * †	7,328	1,443,250
SolarEdge Technologies, Inc. * †	16,144	219,558
Tower Semiconductor Ltd. *	32,278	1,662,640
		4,360,907
Software & Services: 36.4%
Amdocs Ltd.	34,947	2,975,388
Cellebrite DI Ltd. *	28,988	638,606
Check Point Software Technologies Ltd. *	32,318	6,033,771
CyberArk Software Ltd. *	17,870	5,953,390
Formula Systems 1985 Ltd.	1,757	147,353
JFrog Ltd. *	37,041	1,089,376
Matrix IT Ltd.	8,975	210,139

See Notes to Financial Statements

25

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Software & Services (continued)
Monday.com Ltd. *	13,443	$3,165,020
Nice Ltd. (ADR) * †	22,073	3,748,878
One Software Technologies Ltd.	9,833	184,212
Radware Ltd. *	9,727	219,149
Sapiens International Corp. NV	11,913	320,102
SentinelOne, Inc. * †	94,592	2,099,942
Varonis Systems, Inc. *	33,908	1,506,532
Wix.com Ltd. *	16,946	3,635,764
		31,927,622
Technology Hardware & Equipment: 0.3%
Next Vision Stabilized Systems Ltd.	18,654	308,840

Telecommunication Services: 0.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	560,235	796,279

Transportation: 0.9%
ZIM Integrated Shipping Services Ltd.	38,537	827,389
	Number of Shares	Value
Utilities: 2.4%
Energix-Renewable Energies Ltd.	73,441	$250,956
Enlight Renewable Energy Ltd. *	23,977	413,769
Kenon Holdings Ltd.	7,659	255,196
OPC Energy Ltd. *	26,366	214,697
Ormat Technologies, Inc. †	15,001	1,015,868
		2,150,486
Total Common Stocks (Cost: $60,630,564)		87,722,234

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3%
Money Market Fund: 4.3% (Cost: $3,803,759)
State Street Navigator Securities Lending Government Money Market Portfolio	3,803,759	3,803,759
Total Investments: 104.3% (Cost: $64,434,323)		91,525,993
Liabilities in excess of other assets: (4.3)%		(3,744,100)
NET ASSETS: 100.0%		$87,781,893

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $8,429,943.
*	Non-income producing

See Notes to Financial Statements

26

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$423,778	$—	$—	$423,778
Banks	—	16,199,173	—	16,199,173
Capital Goods	3,174,589	761,130	—	3,935,719
Commercial & Professional Services	582,434	—	—	582,434
Consumer Discretionary Distribution & Retail	1,914,167	—	—	1,914,167
Consumer Durables & Apparel	—	207,770	—	207,770
Consumer Services	—	215,720	—	215,720
Consumer Staples Distribution & Retail	—	594,895	—	594,895
Energy	441,564	876,817	—	1,318,381
Financial Services	1,614,560	591,768	—	2,206,328
Food, Beverage & Tobacco	—	353,232	—	353,232
Health Care Equipment & Services	1,431,547	—	—	1,431,547
Insurance	939,698	2,195,236	—	3,134,934
Materials	972,928	415,428	—	1,388,356
Media & Entertainment	517,552	—	—	517,552
Pharmaceuticals, Biotechnology & Life Sciences	9,529,545	—	—	9,529,545
Real Estate Management & Development	—	3,397,180	—	3,397,180
Semiconductors & Semiconductor Equipment	4,360,907	—	—	4,360,907
Software & Services	31,385,918	541,704	—	31,927,622
Technology Hardware & Equipment	—	308,840	—	308,840
Telecommunication Services	—	796,279	—	796,279
Transportation	827,389	—	—	827,389
Utilities	1,230,565	919,921	—	2,150,486
Money Market Fund	3,803,759	—	—	3,803,759
Total Investments	$63,150,900	$28,375,093	$—	$91,525,993

See Notes to Financial Statements

27

VANECK OFFICE AND COMMERCIAL REIT ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.1%
Real Estate Investment Trusts: 100.1%
American Assets Trust, Inc.	2,547	$66,884
Brandywine Realty Trust	7,904	44,262
BXP, Inc.	2,801	208,282
COPT Defense Properties	3,089	95,605
Cousins Properties, Inc.	5,377	164,751
Douglas Emmett, Inc.	5,129	95,194
Easterly Government Properties, Inc.	4,920	55,891
Empire State Realty Trust, Inc.	7,065	72,911
Highwoods Properties, Inc.	3,290	100,608
Hudson Pacific Properties, Inc.	6,688	20,265
JBG SMITH Properties	2,934	45,096
Kilroy Realty Corp.	5,135	207,711
Kimco Realty Corp.	2,571	60,239
Net Lease Office Properties * †	747	23,314
Paramount Group, Inc.	10,644	52,581
Piedmont Office Realty Trust, Inc.	6,948	63,574
Prologis, Inc.	801	84,666
Realty Income Corp.	1,620	86,524
	Number of Shares	Value
Real Estate Investment Trusts (continued)
Regency Centers Corp.	522	$38,591
Rexford Industrial Realty, Inc.	640	24,742
Simon Property Group, Inc.	507	87,310
SL Green Realty Corp.	2,828	192,078
Vornado Realty Trust	5,010	210,622
WP Carey, Inc.	930	50,666
Total Common Stocks (Cost: $1,991,841)		2,152,367

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Money Market Fund: 1.0% (Cost: $21,399)
State Street Navigator Securities Lending Government Money Market Portfolio	21,399	21,399
Total Investments: 101.1% (Cost: $2,013,240)		2,173,766
Liabilities in excess of other assets: (1.1)%		(23,445)
NET ASSETS: 100.0%		$2,150,321

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $20,973.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$2,152,367	$—	$—	$2,152,367
Money Market Fund	21,399	—	—	21,399
Total Investments	$2,173,766	$—	$—	$2,173,766

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

28

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 10.0%
Bank for Foreign Trade of Vietnam JSC *	6,996,005	$25,022,840
Saigon - Hanoi Commercial Joint Stock Bank	21,478,656	8,632,456
Vietnam Export Import Commercial JSB	10,924,129	8,265,280
		41,920,576
Capital Goods: 8.4%
Development Investment Construction JSC *	5,828,486	4,315,585
Gelex Group JSC *	8,213,664	6,147,734
Ha Do Group JSC	2,337,760	2,611,191
Hoang Huy Investment Financial Services JSC *	6,676,520	3,963,611
IDICO Corp. JSC	1,863,610	4,073,105
Tasco JSC *	9,305,300	5,778,348
Vietnam Construction and Import-Export JSC *	5,720,833	4,069,215
Viettel Construction JSC	844,700	4,122,544
		35,081,333
Energy: 1.9%
PetroVietnam Drilling & Well Services JSC *	4,588,188	4,213,974
PetroVietnam Technical Services Corp.	2,906,900	3,866,741
		8,080,715
Financial Services: 16.9%
FPT Securities JSC	3,521,740	5,822,916
Sai Gon-Ha Noi Securities JSC *	7,948,050	3,991,958
SSI Securities Corp.	22,880,939	23,354,972
Vietcap Securities JSC	10,294,435	13,390,053
VIX Securities JSC *	30,412,830	11,733,422
VNDirect Securities Corp.	24,468,525	12,078,816
		70,372,137
Food, Beverage & Tobacco: 18.2%
HAGL JSC *	10,565,100	4,991,015
KIDO Group Corp.	1,951,436	4,471,801
Masan Group Corp. *	7,481,976	20,532,762
Saigon Beer Alcohol Beverage Corp.	2,785,800	6,063,371
Thanh Thanh Cong - Bien Hoa JSC *	6,755,399	3,469,772
Vietnam Dairy Products JSC	11,861,641	29,499,713
Vinh Hoan Corp.	2,486,360	6,870,548
		75,898,982
	Number of Shares	Value
Insurance: 1.0%
Bao Viet Holdings	2,096,096	$4,168,496

Materials: 12.0%
Duc Giang Chemicals JSC	2,557,232	11,686,999
Hoa Phat Group JSC *	25,481,916	26,620,102
Hoa Sen Group	5,260,401	3,806,101
PetroVietNam Ca Mau Fertilizer JSC	2,759,800	3,851,013
Petrovietnam Fertilizer & Chemicals JSC	2,890,000	3,965,394
		49,929,609
Real Estate Management & Development: 28.5%
CEO Group JSC *	5,164,705	2,675,068
Dat Xanh Group JSC *	5,009,366	3,061,374
Khang Dien House Trading and Investment JSC *	2,855,166	4,041,256
Kinh Bac City Development Holding Corp. *	5,001,900	5,331,352
Novaland Investment Group Corp. *	18,637,458	7,486,184
Phat Dat Real Estate Development Corp. *	8,155,036	6,615,097
Sai Gon VRG Investment Corp.	2,103,600	6,858,302
Van Phu - Invest Investment JSC *	2,641,652	6,198,579
Vincom Retail JSC *	14,313,422	9,625,257
Vingroup JSC *	21,072,749	33,500,892
Vinhomes JSC 144A *	21,304,967	33,395,889
		118,789,250
Transportation: 1.9%
Vietjet Aviation JSC *	1,999,940	7,843,265

Utilities: 1.1%
PetroVietnam Power Corp. *	10,173,410	4,788,034

Total Common Stocks (Cost: $370,036,047)		416,872,397

EXCHANGE TRADED FUND: 0.0% (Cost: $42,157)
DCVFMVN Diamond ETF	62,610	82,307

Total Investments: 99.9% (Cost: $370,078,204)		416,954,704
Other assets less liabilities: 0.1%		216,390
NET ASSETS: 100.0%		$417,171,094

See Notes to Financial Statements

29

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

(continued)

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $33,395,889, or 8.0% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$41,920,576	$—	$41,920,576
Capital Goods	4,073,105	31,008,228	—	35,081,333
Energy	3,866,741	4,213,974	—	8,080,715
Financial Services	3,991,958	66,380,179	—	70,372,137
Food, Beverage & Tobacco	4,471,801	71,427,181	—	75,898,982
Insurance	—	4,168,496	—	4,168,496
Materials	—	49,929,609	—	49,929,609
Real Estate Management & Development	8,873,647	109,915,603	—	118,789,250
Transportation	—	7,843,265	—	7,843,265
Utilities	—	4,788,034	—	4,788,034
Exchange Traded Fund	—	82,307	—	82,307
Total Investments	$25,277,252	$391,677,452	$—	$416,954,704

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	AA-BB CLO ETF	Africa Index ETF	Brazil Small-Cap ETF	ChiNext ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$60,283,733	$43,152,084	$16,050,088	$33,255,504
Short-term investments held as collateral for securities loaned (3)	—	1,310,855	482,956	—
Cash	1,391,443	122,049	34,810	135,630
Cash denominated in foreign currency, at value (4)	—	9,846	902	10,389
Receivables:
Shares of beneficial interest sold	7,533	—	—	—
Dividends and interest	770,393	7,001	82,216	301
Prepaid expenses	—	775	683	619
Other assets	—	5,725	8,713	545
Total assets	62,453,102	44,608,335	16,660,368	33,402,988
Liabilities:
Payables:
Investment securities purchased	1,700,000	2,362	—	—
Collateral for securities loaned	—	1,310,855	482,956	—
Due to Adviser	21,872	24,123	5,854	10,401
Deferred Trustee fees	—	17,148	44,078	1,680
Accrued expenses	—	71,490	57,646	60,267
Accrued foreign taxes	—	36,264	—	—
Total liabilities	1,721,872	1,462,242	590,534	72,348
NET ASSETS	$60,731,230	$43,146,093	$16,069,834	$33,330,640
Shares outstanding	1,200,000	2,750,000	1,450,000	1,200,000
Net asset value, redemption and offering price per share	$50.61	$15.69	$11.08	$27.78
Net Assets consist of:
Aggregate paid in capital	$60,300,171	$115,418,684	$189,247,257	$44,481,235
Total distributable earnings (loss)	431,059	(72,272,591)	(173,177,423)	(11,150,595)
NET ASSETS	$60,731,230	$43,146,093	$16,069,834	$33,330,640
(1) Includes Investment in securities on loan, at market value	$—	$4,136,342	$1,321,884	$—
(2) Cost of investments - Unaffiliated issuers	$59,857,821	$39,252,505	$19,690,387	$34,288,123
(3) Cost of short-term investments held as collateral for securities loaned	$—	$1,310,855	$482,956	$—
(4) Cost of cash denominated in foreign currency	$—	$10,104	$906	$10,433

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	CLO ETF	Digital India ETF	India Growth Leaders ETF (a)	Indonesia Index ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$796,326,456	$27,514,453	$152,987,613	$30,096,448
Short-term investments held as collateral for securities loaned (3)	—	—	—	36,874
Cash	5,981,080	1,075,120	400,107	45,615
Cash denominated in foreign currency, at value (4)	—	38,033	127,447	—
Receivables:
Shares of beneficial interest sold	—	—	1,209	—
Dividends and interest	8,524,384	242	3,712	67,491
Prepaid expenses	—	—	1,841	696
Other assets	—	—	6,328	7,464
Total assets	810,831,920	28,627,848	153,528,257	30,254,588
Liabilities:
Payables:
Investment securities purchased	18,900,000	—	—	—
Collateral for securities loaned	—	—	—	36,874
Due to Adviser	265,136	16,871	68,241	10,058
Deferred Trustee fees	—	—	19,506	37,657
Accrued expenses	—	—	83,192	77,693
Accrued foreign taxes	—	848,902	—	—
Total liabilities	19,165,136	865,773	170,939	162,282
NET ASSETS	$791,666,784	$27,762,075	$153,357,318	$30,092,306
Shares outstanding	15,000,000	625,000	3,124,967	2,000,000
Net asset value, redemption and offering price per share	$52.78	$44.42	$49.07	$15.05
Net Assets consist of:
Aggregate paid in capital	$787,058,834	$23,053,679	$200,133,882	$170,032,627
Total distributable earnings (loss)	4,607,950	4,708,396	(46,776,564)	(139,940,321)
NET ASSETS	$791,666,784	$27,762,075	$153,357,318	$30,092,306
(1) Includes Investment in securities on loan, at market value	$—	$—	$—	$1,127,045
(2) Cost of investments - Unaffiliated issuers	$792,412,105	$21,824,059	$128,036,719	$41,568,093
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$—	$36,874
(4) Cost of cash denominated in foreign currency	$—	$38,254	$128,195	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	Israel ETF	Office and Commercial REIT ETF	Vietnam ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$87,722,234	$2,152,367	$416,954,704
Short-term investments held as collateral for securities loaned (3)	3,803,759	21,399	—
Cash	8,994	—	—
Cash denominated in foreign currency, at value (4)	21	—	443,324
Receivables:
Investment securities sold	144,996	—	—
Shares of beneficial interest sold	—	—	44,098
Dividends and interest	62,635	10,623	451,694
Federal and State income taxes	—	104	—
Prepaid expenses	1,677	—	5,052
Other assets	—	—	28,223
Total assets	91,744,316	2,184,493	417,927,095
Liabilities:
Payables:
Collateral for securities loaned	3,803,759	21,399	—
Line of credit	65,156	—	242,205
Due to Adviser	29,117	830	182,840
Due to custodian	—	11,943	—
Deferred Trustee fees	6,208	—	70,094
Accrued expenses	58,183	—	260,862
Total liabilities	3,962,423	34,172	756,001
NET ASSETS	$87,781,893	$2,150,321	$417,171,094
Shares outstanding	2,025,000	50,000	35,900,000
Net asset value, redemption and offering price per share	$43.35	$43.01	$11.62
Net Assets consist of:
Aggregate paid in capital	$75,810,303	$1,988,508	$782,008,511
Total distributable earnings (loss)	11,971,590	161,813	(364,837,417)
NET ASSETS	$87,781,893	$2,150,321	$417,171,094
(1) Includes Investment in securities on loan, at market value	$8,429,943	$20,973	$—
(2) Cost of investments - Unaffiliated issuers	$60,630,564	$1,991,841	$370,078,204
(3) Cost of short-term investments held as collateral for securities loaned	$3,803,759	$21,399	$—
(4) Cost of cash denominated in foreign currency	$21	$—	$444,179

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	AA-BB CLO ETF (a)	Africa Index ETF	Brazil Small-Cap ETF	ChiNext ETF
Income:
Dividends	$—	$1,517,878	$940,303	$237,018
Interest	953,184	5,224	498	28,866
Securities lending income	—	24,022	18,297	—
Net foreign taxes reclaimed/(withheld)	—	(178,483)	(43,613)	(23,718)
Total income	953,184	1,368,641	915,485	242,166

Expenses:
Management fees	58,156	225,366	114,491	106,819
Professional fees	—	46,123	47,699	59,009
Custody and accounting fees	—	46,302	38,194	75,504
Reports to shareholders	—	18,881	7,315	13,774
Trustees’ fees and expenses	—	1,975	1,117	1,424
Registration fees	—	6,775	6,775	4,234
Insurance	—	1,313	1,238	1,205
Interest	—	45,375	1,365	415
Taxes	—	262	262	504
Other	—	7,034	2,617	7,484
Total expenses	58,156	399,406	221,073	270,372
Expenses assumed by the Adviser	—	(2,879)	(84,347)	(130,900)
Net expenses	58,156	396,527	136,726	139,472
Net investment income	895,028	972,114	778,759	102,694

Net realized gain (loss) on:
Investments (1)	(61)	(1,030,842)	(1,661,322)	(4,287,532)
In-kind redemptions	—	3,266,020	158,382	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(3,452,016)	(36,183)	(16,110)
Net realized loss	(61)	(1,216,838)	(1,539,123)	(4,303,642)

Net change in unrealized appreciation (depreciation) on:
Investments	425,912	1,729,459	(8,828,578)	(558,596)
Foreign currency translations and foreign denominated assets and liabilities	—	2,721,043	(3,752)	(1,305)
Net change in unrealized appreciation (depreciation)	425,912	4,450,502	(8,832,330)	(559,901)
Net increase (decrease) in net assets resulting from operations	$1,320,879	$4,205,778	$(9,592,694)	$(4,760,849)
(1) Net of foreign taxes	$—	$—	$(24,180)	$—

(a)	For the period September 25, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	CLO ETF	Digital India ETF	India Growth Leaders ETF (a)	Indonesia Index ETF
Income:
Dividends	$—	$254,405	$2,277,452	$1,618,019
Interest	30,420,378	15,407	57,973	2,455
Securities lending income	—	—	—	3,476
Net foreign taxes reclaimed/(withheld)	—	(47,434)	(473,861)	(237,542)
Total income	30,420,378	222,378	1,861,564	1,386,408

Expenses:
Management fees	1,725,428	162,211	718,989	170,642
Professional fees	—	—	59,401	45,498
Custody and accounting fees	—	—	137,269	53,354
Reports to shareholders	—	—	14,521	6,095
Trustees’ fees and expenses	—	—	43,384	1,666
Registration fees	—	—	6,775	6,775
Insurance	—	—	3,088	1,253
Interest	923	8,287	81,238	1,166
Taxes	4,985	243	393	262
Other	—	—	20,942	222
Total expenses	1,731,336	170,741	1,086,000	286,933
Expenses assumed by the Adviser	—	—	—	(90,973)
Net expenses	1,731,336	170,741	1,086,000	195,960
Net investment income	28,689,042	51,637	775,564	1,190,448

Net realized gain (loss) on:
Investments (1)	2,167,982	29,098	14,508,000	(4,866,075)
In-kind redemptions	—	—	—	2,775,668
Foreign currency transactions and foreign denominated assets and liabilities	—	(29,216)	(296,765)	(8,078)
Net realized gain (loss)	2,167,982	(118)	14,211,235	(2,098,485)

Net change in unrealized appreciation (depreciation) on:
Investments (2)	1,575,429	4,284,316	3,012,169	(4,475,118)
Foreign currency translations and foreign denominated assets and liabilities	—	113	(1,048)	579
Net change in unrealized appreciation (depreciation)	1,575,429	4,284,429	3,011,121	(4,474,539)
Net increase (decrease) in net assets resulting from operations	$32,432,453	$4,335,948	$17,997,920	$(5,382,576)
(1) Net of foreign taxes	$—	$(257,091)	$(1,046)	$—
(2) Net of foreign taxes	$—	$(769,661)	$385,171	$—

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Israel ETF	Office and Commercial REIT ETF	Vietnam ETF
Income:
Dividends	$1,535,343	$45,484	$7,137,482
Interest	1,567	56	22,368
Securities lending income	109,945	11	—
Net foreign taxes reclaimed/(withheld)	(339,433)	—	680
Total income	1,307,422	45,551	7,160,530

Expenses:
Management fees	354,591	6,344	2,501,778
Professional fees	48,353	—	52,690
Custody and accounting fees	65,958	—	430,517
Reports to shareholders	14,976	—	61,448
Trustees’ fees and expenses	2,340	—	12,239
Registration fees	6,868	—	3,979
Insurance	3,017	—	7,856
Interest	2,943	—	334,021
Taxes	261	215	261
Other	3,553	—	7,164
Total expenses	502,860	6,559	3,411,953
Expenses assumed by the Adviser	(81,238)	—	—
Net expenses	421,622	6,559	3,411,953
Net investment income	885,800	38,992	3,748,577

Net realized gain (loss) on:
Investments	(2,866,025)	(13,290)	(15,326,056)
In-kind redemptions	—	112,927	—
Capital gain distributions from investment companies	—	6,156	—
Foreign currency transactions and foreign denominated assets and liabilities	(5,668)	—	(566,232)
Net realized gain (loss)	(2,871,693)	105,793	(15,892,288)

Net change in unrealized appreciation (depreciation) on:
Investments	19,364,405	32,329	(40,006,714)
Foreign currency translations and foreign denominated assets and liabilities	(29)	—	(6,826)
Net change in unrealized appreciation (depreciation)	19,364,376	32,329	(40,013,540)
Net increase (decrease) in net assets resulting from operations	$17,378,483	$177,114	$(52,157,251)

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AA-BB CLO ETF	Africa Index ETF
	Period Ended December 31, 2024(a)	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$895,028	$972,114	$1,058,402
Net realized loss	(61)	(1,216,838)	(3,979,130)
Net change in unrealized appreciation (depreciation)	425,912	4,450,502	(1,216,928)
Net increase (decrease) in net assets resulting from operations	1,320,879	4,205,778	(4,137,656)
Distributions to shareholders from:
Distributable earnings	(889,820)	—	(925,120)

Share transactions*:
Proceeds from sale of shares	60,300,171	9,433,069	3,822,667
Cost of shares redeemed	—	(12,274,875)	(2,837,820)
Net increase (decrease) in net assets resulting from share transactions	60,300,171	(2,841,806)	984,847
Total increase (decrease) in net assets	60,731,230	1,363,972	(4,077,929)
Net Assets, beginning of period	—	41,782,121	45,860,050
Net Assets, end of period	$60,731,230	$43,146,093	$41,782,121
*Shares of Common Stock Issued (no par value)
Shares sold	1,200,000	600,000	250,000
Shares redeemed	—	(800,000)	(200,000)
Net increase (decrease)	1,200,000	(200,000)	50,000

(a)	For the period September 25, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements

37

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Brazil Small-Cap ETF		ChiNext ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$778,759	$855,131	$102,694	$71,115
Net realized loss	(1,539,123)	(5,089,381)	(4,303,642)	(1,985,489)
Net change in unrealized appreciation (depreciation)	(8,832,330)	13,203,157	(559,901)	(3,211,870)
Net increase (decrease) in net assets resulting from operations	(9,592,694)	8,968,907	(4,760,849)	(5,126,244)
Distributions to shareholders from:
Distributable earnings	(650,035)	(1,500,080)	(48,120)	—

Share transactions*:
Proceeds from sale of shares	—	661,038	41,168,856	7,981,519
Cost of shares redeemed	(3,732,846)	(3,309,211)	(20,254,902)	(5,954,336)
Net increase (decrease) in net assets resulting from share transactions	(3,732,846)	(2,648,173)	20,913,954	2,027,183
Total increase (decrease) in net assets	(13,975,575)	4,820,654	16,104,985	(3,099,061)
Net Assets, beginning of year	30,045,409	25,224,755	17,225,655	20,324,716
Net Assets, end of year	$16,069,834	$30,045,409	$33,330,640	$17,225,655
*Shares of Common Stock Issued (no par value)
Shares sold	—	50,000	1,200,000	250,000
Shares redeemed	(250,000)	(200,000)	(700,000)	(200,000)
Net increase (decrease)	(250,000)	(150,000)	500,000	50,000

See Notes to Financial Statements

38

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CLO ETF		Digital India ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$28,689,042	$7,109,770	$51,637	$7,387
Net realized gain (loss)	2,167,982	229,751	(118)	(111,388)
Net change in unrealized appreciation (depreciation)	1,575,429	2,076,833	4,284,429	914,449
Net increase in net assets resulting from operations	32,432,453	9,416,354	4,335,948	810,448
Distributions to shareholders from:
Distributable earnings	(30,616,070)	(6,825,240)	—	(12,151)
Return of capital	—	—	—	(1,094)
Total distributions	(30,616,070)	(6,825,240)	—	(13,245)

Share transactions*:
Proceeds from sale of shares	570,662,000	222,706,530	14,415,956	6,823,351
Cost of shares redeemed	(15,684,333)	(15,667,179)	—	—
Net increase in net assets resulting from share transactions	554,977,667	207,039,351	14,415,956	6,823,351
Total increase in net assets	556,794,050	209,630,465	18,751,904	7,620,554
Net Assets, beginning of year	234,872,734	25,242,269	9,010,171	1,389,617
Net Assets, end of year	$791,666,784	$234,872,734	$27,762,075	$9,010,171
*Shares of Common Stock Issued (no par value)
Shares sold	10,800,000	4,300,000	375,000	200,000
Shares redeemed	(300,000)	(300,000)	—	—
Net increase	10,500,000	4,000,000	375,000	200,000

See Notes to Financial Statements

39

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	India Growth Leaders ETF(a)		Indonesia Index ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$775,564	$539,721	$1,190,448	$1,101,361
Net realized gain (loss)	14,211,235	1,215,642	(2,098,485)	(3,835,409)
Net change in unrealized appreciation (depreciation)	3,011,121	18,079,558	(4,474,539)	3,242,347
Net increase (decrease) in net assets resulting from operations	17,997,920	19,834,921	(5,382,576)	508,299
Distributions to shareholders from:
Distributable earnings	(5,499,942)	(899,924)	(1,274,950)	(1,049,920)

Share transactions*:
Proceeds from sale of shares	45,660,398	26,523,384	51,254,389	10,037,236
Cost of shares redeemed	—	(1,630,348)	(43,477,457)	(13,460,281)
Net increase (decrease) in net assets resulting from share transactions	45,660,398	24,893,036	7,776,932	(3,423,045)
Total increase (decrease) in net assets	58,158,376	43,828,033	1,119,406	(3,964,666)
Net Assets, beginning of year	95,198,942	51,370,909	28,972,900	32,937,566
Net Assets, end of year	$153,357,318	$95,198,942	$30,092,306	$28,972,900
*Shares of Common Stock Issued (no par value)
Shares sold	950,000	650,000	2,850,000	550,000
Shares redeemed	—	(50,000)	(2,550,000)	(750,000)
Net increase (decrease)	950,000	600,000	300,000	(200,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

40

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Israel ETF		Office and Commercial REIT ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operations:
Net investment income	$885,800	$729,076	$38,992	$13,978
Net realized gain (loss)	(2,871,693)	(110,763)	105,793	44,198
Net change in unrealized appreciation (depreciation)	19,364,376	(800,503)	32,329	128,197
Net increase (decrease) in net assets resulting from operations	17,378,483	(182,190)	177,114	186,373
Distributions to shareholders from:
Distributable earnings	(1,050,000)	(1,110,023)	(34,588)	(20,001)
Return of capital	—	—	(22,379)	—
Total distributions	(1,050,000)	(1,110,023)	(56,967)	(20,001)

Share transactions*:
Proceeds from sale of shares	12,000,037	4,523,437	1,659,528	1,390,933
Cost of shares redeemed	—	(2,698,980)	(786,927)	(399,732)
Net increase in net assets resulting from share transactions	12,000,037	1,824,457	872,601	991,201
Total increase in net assets	28,328,520	532,244	992,748	1,157,573
Net Assets, beginning of period	59,453,373	58,921,129	1,157,573	—
Net Assets, end of period	$87,781,893	$59,453,373	$2,150,321	$1,157,573
*Shares of Common Stock Issued (no par value)
Shares sold	325,000	125,000	40,000	40,000
Shares redeemed	—	(75,000)	(20,000)	(10,000)
Net increase	325,000	50,000	20,000	30,000

(a)	For the period September 20, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements

41

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Vietnam ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$3,748,577	$3,228,295
Net realized loss	(15,892,288)	(29,830,805)
Net change in unrealized appreciation (depreciation)	(40,013,540)	96,024,768
Net increase (decrease) in net assets resulting from operations	(52,157,251)	69,422,258
Distributions to shareholders from:
Distributable earnings	—	(27,453,275)

Share transactions*:
Proceeds from sale of shares	1,296,496	124,377,897
Cost of shares redeemed	(59,226,300)	(52,158,268)
Net increase (decrease) in net assets resulting from share transactions	(57,929,804)	72,219,629
Total increase (decrease) in net assets	(110,087,055)	114,188,612
Net Assets, beginning of year	527,258,149	413,069,537
Net Assets, end of year	$417,171,094	$527,258,149
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	9,800,000
Shares redeemed	(4,950,000)	(4,200,000)
Net increase (decrease)	(4,850,000)	5,600,000

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AA-BB CLO ETF

	Period Ended December 31, 2024 (a)

Net asset value, beginning of period	$50.00
Net investment income (b)	0.95
Net realized and unrealized gain on investments	0.49
Total from investment operations	1.44
Distributions from:
Net investment income	(0.83)
Net asset value, end of period	$50.61
Total return (c)	2.90%

Ratios to average net assets
Expenses	0.45	%(d)
Net investment income	6.93	%(d)
Supplemental data
Net assets, end of period (in millions)	$61
Portfolio turnover rate (e)	—%

(a)	For the period September 25, 2024 (commencement of operations) through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Africa Index ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$14.16	$15.81	$20.06	$20.17	$20.50
Net investment income (a)	0.33	0.35	0.60	0.53	0.52
Net realized and unrealized gain (loss) on investments	1.20	(1.69)	(4.27)	0.20 (b)	(0.05)
Total from investment operations	1.53	(1.34)	(3.67)	0.73	0.47
Distributions from:
Net investment income	—	(0.31)	(0.58)	(0.84)	(0.80)
Net asset value, end of year	$15.69	$14.16	$15.81	$20.06	$20.17
Total return (c)	10.77%	(8.45)%	(18.34)%	3.69%	2.29%

Ratios to average net assets
Gross expenses	0.89%	1.47%	0.98%	0.77%	0.92%
Net expenses	0.88%	1.31%	0.98%	0.77%	0.79%
Net expenses excluding interest and taxes	0.78%	0.78%	0.75%	0.77%	0.78%
Net investment income	2.16%	2.33%	3.29%	2.50%	3.00%
Supplemental data
Net assets, end of year (in millions)	$43	$42	$46	$59	$52
Portfolio turnover rate (d)	44%	34%	33%	37%	37%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Brazil Small-Cap ETF
	Year Ended December 31,
	2024	2023	2022		2021		2020

Net asset value, beginning of year	$17.67	$13.64	$16.35		$21.44		$27.50
Net investment income (a)	0.51	0.46	0.44		0.48		0.33
Net realized and unrealized gain (loss) on investments	(6.65)	4.45	(2.59)		(5.08)		(6.04)
Total from investment operations	(6.14)	4.91	(2.15)		(4.60)		(5.71)
Distributions from:
Net investment income	(0.45)	(0.88)	(0.56)		(0.49)		(0.35)
Return of capital	—	—	—	(b)	—		—
Total distributions	(0.45)	(0.88)	(0.56)		(0.49)		(0.35)
Net asset value, end of year	$11.08	$17.67	$13.64		$16.35		$21.44
Total return (c)	(34.74)%	36.14%	(13.30)%		(21.38)%		(20.75)%

Ratios to average net assets
Gross expenses	0.97%	1.07%	0.83	%(d)	0.84	%(d)	0.84%
Net expenses	0.60%	0.68%	0.59	%(d)	0.59	%(d)	0.60%
Net expenses excluding interest and taxes	0.59%	0.59%	0.59	%(d)	0.59	%(d)	0.59%
Net investment income	3.40%	2.93%	2.71	%(d)	2.32	%(d)	1.73%
Supplemental data
Net assets, end of year (in millions)	$16	$30	$25		$32		$55
Portfolio turnover rate (e)	30%	43%	42%		56%		31%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	ChiNext ETF
	Year Ended December 31,
	2024	2023	2022	2021		2020

Net asset value, beginning of year	$24.61	$31.27	$48.47	$48.95		$29.81
Net investment income (loss) (a)	0.12	0.10	(0.08)	(0.06)		0.03
Net realized and unrealized gain (loss) on investments	3.09 (b)	(6.76)	(17.12)	4.03		19.09
Payment from Adviser	—	—	—	0.02	(c)	0.02	(d)
Total from investment operations	3.21	(6.66)	(17.20)	3.99		19.14
Distributions from:
Net investment income	(0.04)	—	—	—		—	(e)
Net realized capital gains	—	—	—	(3.74)		—
Return of capital	—	—	—	(0.73)		—
Total distributions	(0.04)	—	—	(4.47)		—
Net asset value, end of year	$27.78	$24.61	$31.27	$48.47		$48.95
Total return (f)	13.04%	(21.31)%	(35.49)%	8.21	%(c)	64.23	%(d)

Ratios to average net assets
Gross expenses	1.27%	1.89%	1.25%	0.89%		1.15%
Net expenses	0.65%	0.65%	0.65%	0.65%		0.65%
Net investment income (loss)	0.48%	0.34%	(0.22)%	(0.12)%		0.07%
Supplemental data
Net assets, end of year (in millions)	$33	$17	$20	$41		$49
Portfolio turnover rate (g)	109%	123%	10%	59%		96%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	For the year ended December 31, 2021, 0.04% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(d)	For the year ended December 31, 2020, 0.07% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(e)	Amount represents less than $0.005 per share.
(f)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CLO ETF

	Year Ended December 31,		Period Ended December 31,
	2024	2023	2022 (a)

Net asset value, beginning of period	$52.19	$50.48	$50.00
Net investment income (b)	3.52	3.32	1.18
Net realized and unrealized gain on investments	0.61	1.32	0.43
Total from investment operations	4.13	4.64	1.61
Distributions from:
Net investment income	(3.42)	(2.93)	(1.13)
Net realized capital gains	(0.12)	—	—
Total distributions	(3.54)	(2.93)	(1.13)
Net asset value, end of period	$52.78	$52.19	$50.48
Total return (c)	8.13%	9.40%	3.26%

Ratios to average net assets
Expenses	0.40%	0.40%	0.40	%(d)
Net investment income	6.65%	6.38%	4.43	%(d)
Supplemental data
Net assets, end of period (in millions)	$792	$235	$25
Portfolio turnover rate (e)	68%	59%	15%

(a)	For the period June 22, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital India ETF

	Year Ended December 31,		Period Ended December 31,
	2024	2023	2022 (a)

Net asset value, beginning of period	$36.04	$27.79	$36.25
Net investment income (b)	0.09	0.09	0.14
Net realized and unrealized gain (loss) on investments	8.29	8.25	(8.33)
Total from investment operations	8.38	8.34	(8.19)
Distributions from:
Net investment income	—	(0.08)	(0.27)
Return of capital	—	(0.01)	—
Total distributions	—	(0.09)	(0.27)
Net asset value, end of period	$44.42	$36.04	$27.79
Total return (c)	23.25%	30.00%	(22.56)%

Ratios to average net assets
Expenses	0.74%	0.77%	0.76	%(d)
Expenses excluding interest and taxes	0.70%	0.71%	0.75	%(d)
Net investment income	0.22%	0.27%	0.53	%(d)
Supplemental data
Net assets, end of period (in millions)	$28	$9	$1
Portfolio turnover rate (e)	28%	22%	22%

(a)	For the period February 16, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	India Growth Leaders ETF(a)
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$43.77	$32.62	$42.93	$32.94	$32.76
Net investment income (b)	0.27	0.33	0.59	0.08	0.15
Net realized and unrealized gain (loss) on investments	6.79	11.24	(10.34)	9.91	0.11 (c)
Total from investment operations	7.06	11.57	(9.75)	9.99	0.26
Distributions from:
Net investment income	(1.76)	(0.42)	(0.56)	—	(0.08)
Net asset value, end of year	$49.07	$43.77	$32.62	$42.93	$32.94
Total return (d)	16.11%	35.48%	(22.67)%	30.30%	0.80%

Ratios to average net assets
Gross expenses	0.76%	1.09%	0.80%	1.00%	1.24%
Net expenses	0.76%	0.87%	0.80%	0.90%	1.05%
Net expenses excluding interest and taxes	0.70%	0.72%	0.73%	0.83%	0.85%
Net investment income	0.54%	0.91%	1.64%	0.22%	0.55%
Supplemental data
Net assets, end of year (in millions)	$153	$95	$51	$78	$68
Portfolio turnover rate (e)	47%	79%	102%	67%	133%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

49

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Indonesia Index ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$17.04	$17.34	$19.93	$20.49	$22.68
Net investment income (a)	0.58	0.63	0.45	0.27	0.36
Net realized and unrealized loss on investments	(1.98)	(0.31)	(2.41)	(0.61)	(2.21)
Total from investment operations	(1.40)	0.32	(1.96)	(0.34)	(1.85)
Distributions from:
Net investment income	(0.59)	(0.62)	(0.63)	(0.22)	(0.34)
Net asset value, end of year	$15.05	$17.04	$17.34	$19.93	$20.49
Total return (b)	(8.21)%	1.91%	(9.88)%	(1.65)%	(8.20)%

Ratios to average net assets
Gross expenses	0.84%	0.99%	0.67%	0.82%	0.97%
Net expenses	0.57%	0.58%	0.57%	0.57%	0.57%
Net expenses excluding interest and taxes	0.57%	0.57%	0.57%	N/A	N/A
Net investment income	3.49%	3.56%	2.24%	1.38%	2.03%
Supplemental data
Net assets, end of year (in millions)	$30	$29	$33	$54	$36
Portfolio turnover rate (c)	23%	21%	25%	36%	13%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

50

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Israel ETF
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$34.97	$35.71	$48.77	$44.82	$35.03
Net investment income (a)	0.47	0.45	0.61	0.27	0.08
Net realized and unrealized gain (loss) on investments	8.44	(0.53)	(13.19)	4.30	9.79
Total from investment operations	8.91	(0.08)	(12.58)	4.57	9.87
Distributions from:
Net investment income	(0.53)	(0.66)	(0.48)	(0.62)	(0.08)
Net asset value, end of year	$43.35	$34.97	$35.71	$48.77	$44.82
Total return (b)	25.44%	(0.22)%	(25.79)%	10.20%	28.14%

Ratios to average net assets
Gross expenses	0.71%	0.78%	0.64%	0.71%	0.80%
Net expenses	0.59%	0.59%	0.59%	0.59%	0.60%
Net expenses excluding interest and taxes	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.25%	1.28%	1.48%	0.57%	0.24%
Supplemental data
Net assets, end of year (in millions)	$88	$59	$59	$80	$75
Portfolio turnover rate (c)	10%	13%	12%	32%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

51

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Office and Commercial REIT ETF

	Year Ended December 31, 2024	Period Ended December 31, 2023 (a)

Net asset value, beginning of period	$38.59	$35.14
Net investment income (b)	1.22	0.51
Net realized and unrealized gain on investments	4.83	3.61
Total from investment operations	6.05	4.12
Distributions from:
Net investment income	(0.85)	(0.58)
Net realized capital gains	(0.15)	(0.09)
Return of capital	(0.63)	—
Total distributions	(1.63)	(0.67)
Net asset value, end of period	$43.01	$38.59
Total return (c)	16.24%	11.70%

Ratios to average net assets
Expenses	0.52%	0.50	%(d)
Expenses excluding interest and taxes	0.50%	0.50	%(d)
Net investment income	3.07%	5.40	%(d)
Supplemental data
Net assets, end of period (in millions)	$2	$1
Portfolio turnover rate (e)	17%	1%

(a)	For the period September 20, 2023 (commencement of operations) through December 31, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

52

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Vietnam ETF
	Year Ended December 31,
	2024		2023		2022		2021		2020

Net asset value, beginning of year	$12.94		$11.75		$21.36		$17.52		$16.05
Net investment income (a)	0.09		0.08		0.18		0.11		0.08
Net realized and unrealized gain (loss) on investments	(1.41)		1.78		(9.68)		3.83		1.46
Total from investment operations	(1.32)		1.86		(9.50)		3.94		1.54
Distributions from:
Net investment income	—		(0.67)		(0.11)		(0.10)		(0.06)
Return of capital	—		—		—		—		(0.01)
Total distributions	—		(0.67)		(0.11)		(0.10)		(0.07)
Net asset value, end of year	$11.62		$12.94		$11.75		$21.36		$17.52
Total return (b)	(10.19)%		15.95%		(44.47)%		22.52%		9.72%

Ratios to average net assets
Expenses	0.68	%(c)	0.70	%(c)	0.66	%(c)	0.59	%(c)	0.61%
Expenses excluding interest and taxes	0.62	%(c)	0.61	%(c)	0.60	%(c)	0.58	%(c)	0.60%
Net investment income	0.75	%(c)	0.59	%(c)	1.13	%(c)	0.58	%(c)	0.55%
Supplemental data
Net assets, end of year (in millions)	$417		$527		$413		$591		$457
Portfolio turnover rate (d)	21%		55%		57%		57%		33%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

AA-BB CLO ETF	Non-Diversified
Africa Index ETF	Diversified
Brazil Small-Cap ETF	Diversified
ChiNext ETF	Diversified
CLO ETF	Non-Diversified
Digital India ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Office and Commercial REIT ETF	Non-Diversified
Vietnam ETF	Non-Diversified

Each Fund, except for AA-BB CLO ETF and CLO ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index listed in the table below.

Fund	Index

Africa Index ETF	MVIS® GDP Africa Index
Brazil Small-Cap ETF	MVIS® Brazil Small-Cap Index
ChiNext ETF	ChiNext Index
Digital India ETF	MVIS® Digital India Index
India Growth Leaders ETF	MarketGrader India All-Cap Growth Leaders Index
Indonesia Index ETF	MVIS® Indonesia Index
Israel ETF	Bluestar® Israel Global Index
Office and Commercial REIT ETF	MarketVector™ US Listed Office and Commercial REITs Index
Vietnam ETF	MVIS® Vietnam Local Index

The AA-BB CLO ETF and CLO ETF are actively managed exchange-traded funds that seek capital preservation and current income by primarily investing in investment-grade debt tranches of collateralized loan obligations (“CLOs”).

India Growth Leaders ETF makes its investments through MV SCIF Mauritius (the “Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius. ChiNext ETF seeks to achieve its investment objective by primarily investing directly in A-shares through the Shanghai and Shenzhen-Hong Kong Stock Connect Programs (the “Programs”).

Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds. PineBridge Investments LLC (the “Sub-Adviser”) is a Sub-Adviser for the AA-BB CLO ETF and CLO ETF.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

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A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy.

The Funds’ Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other

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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF (the “Fund”) in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the Fund include the financial results of its wholly owned subsidiary. All material interfund account balances and transactions have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income, if any, are declared and paid annually by each Fund (except AA-BB CLO ETF and CLO ETF, which declare and pay monthly, and Office and Commercial REIT ETF, which declares and pays quarterly). Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive
56

cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at December 31, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Segment Reporting— During the year, the Funds adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Funds’ financial position or results of operations.

The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess each Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights

I.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2025, to waive management fees and assume expenses to prevent total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

The management fee rates and expense limitations for the year ended December 31, 2024, are as follows:

Fund	Management Fees	Expense Limitations
Africa Index ETF	0.50%	0.78%
Brazil Small-Cap ETF	0.50	0.59
ChiNext ETF	0.50	0.65
India Growth Leaders ETF	0.50	0.70
Indonesia Index ETF	0.50	0.57
Israel ETF	0.50	0.59
Vietnam ETF	0.50	0.76

Refer to the Statements of Operations for the amounts assumed by the Adviser for the year ended December 31, 2024.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expense.

Fund	Management Fee Rate
AA-BB CLO ETF	0.45%
CLO ETF	0.40
Digital India ETF	0.70
Office and Commercial REIT ETF	0.50

During the year ended December 31, 2020, the Adviser reimbursed the ChiNext ETF $17,518 for transactional loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2021, the Adviser reimbursed the ChiNext ETF $19,569 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2024, the Adviser owned approximately 25% of AA-BB CLO ETF.

Note 4—Capital Share Transactions—As of December 31, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the year ended December 31, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of

58

investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
AA-BB CLO ETF	$59,853,205	$—	$—	$—
Africa Index ETF	19,838,438	20,396,186	6,855,839	8,862,843
Brazil Small-Cap ETF	6,732,495	9,673,257	—	666,482
ChiNext ETF	43,413,459	22,477,181	—	—
CLO ETF	774,538,454	288,422,748	63,436,772	—
Digital India ETF	16,078,071	6,374,012	3,427,539	—
India Growth Leaders ETF	105,785,392	67,374,629	2,059,364	—
Indonesia Index ETF	7,570,005	7,615,688	51,196,397	43,465,871
Israel ETF	7,037,007	7,134,748	12,001,002	—
Office and Commercial REIT ETF	225,487	582,314	1,659,521	433,873
Vietnam ETF	103,419,594	158,163,848	—	—

Note 6—Income Taxes—As of December 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AA-BB CLO ETF	$59,857,821	$433,285	$(7,373)	$425,912
Africa Index ETF	41,688,040	7,014,600	(4,239,701)	2,774,899
Brazil Small-Cap ETF	22,160,823	2,358,064	(7,985,843)	(5,627,779)
ChiNext ETF	33,633,120	3,640,726	(4,018,342)	(377,616)
CLO ETF	792,412,105	3,923,813	(9,461)	3,914,352
Digital India ETF	22,017,712	6,818,111	(1,321,370)	5,496,741
India Growth Leaders ETF	130,058,561	31,131,028	(8,201,976)	22,929,052
Indonesia Index ETF	41,713,629	300,031	(11,880,338)	(11,580,307)
Israel ETF	65,625,287	32,933,174	(7,032,468)	25,900,706
Office and Commercial REIT ETF	2,017,042	205,126	(48,402)	156,724
Vietnam ETF	401,563,029	78,005,811	(62,614,136)	15,391,675

At December 31, 2024, the components of total distributable earnings (losses) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
AA-BB CLO ETF	$5,208	$(61)	$–	$–	$425,912	$431,059
Africa Index ETF	–	(74,913,082)	(116,951)	(17,148)	2,774,590	(72,272,591)
Brazil Small-Cap ETF	71,118	(167,572,556)	–	(44,078)	(5,631,907)	(173,177,423)
ChiNext ETF	86,720	(10,857,975)	–	(1,680)	(377,660)	(11,150,595)
CLO ETF	377,155	316,443	–	–	3,914,352	4,607,950
Digital India ETF	60,777	–	–	–	4,647,619	4,708,396
India Growth Leaders ETF	121,849	(69,805,760)	–	(19,504)	22,926,851	(46,776,564)
Indonesia Index ETF	48,894	(128,371,827)	–	(37,657)	(11,579,731)	(139,940,321)
Israel ETF	144,212	(14,067,127)	–	(6,208)	25,900,713	11,971,590
Office and Commercial REIT ETF	–	(3,827)	–	8,916	156,724	161,813
Vietnam ETF	–	(379,300,910)	(856,259)	(70,093)	15,389,845	(364,837,417)

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

*Post-October losses represent certain ordinary, specified and/or capital losses incurred after October 31, 2024. These losses are deemed to arise on the first day of the funds’ next taxable year.

During the year ended December 31, 2024, Digital India ETF and India Growth Leaders ETF utilized $94,458 and $10,636,880, respectively, of their capital loss carryovers available from prior years.

The tax character of dividends paid to shareholders was as follows:

	December 31, 2024			December 31, 2023
Fund	Ordinary Income*	Long-Term Capital Gains	Return of Capital	Ordinary Income*	Long-Term Capital Gains	Return of Capital
AA-BB CLO ETF	$889,820	$–	$–	$–	$–	$–
Africa Index ETF	–	–	–	925,120	–	–
Brazil Small-Cap ETF	650,035	–	–	1,500,080	–	–
ChiNext ETF	48,120	–	–	–	–	–
CLO ETF	30,059,570	556,500	–	6,825,240	–	–
Digital India ETF	–	–	–	12,151	–	1,094
India Growth Leaders ETF	5,499,942	–	–	899,924	–	–
Indonesia Index ETF	1,274,950	–	–	1,049,920	–	–
Israel ETF	1,050,000	–	–	1,110,023	–	–
Office and Commercial REIT
ETF	34,093	495	22,379	17,238	2,763	–
Vietnam ETF	–	–	–	27,453,275	–	–

*Includes short-term capital gains (if any).

During the year ended December 31, 2024, as a result of permanent book to tax differences, primarily due to earnings attributable to the redemption of shares, tax net operating losses and the tax treatment of gains/losses from securities redeemed in-kind, the Funds incurred differences that affected distributable earnings and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Africa Index ETF	$(344,421)	$344,421
Brazil Small-Cap ETF	(385,294)	385,294
CLO ETF	4,742	(4,742)
Indonesia Index ETF	(2,610,388)	2,610,388
Office and Commercial REIT ETF	(112,927)	112,927
Vietnam ETF	3,149,426	(3,149,426)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

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Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for ChiNext ETF (the “Fund”). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends derived non-People’s Republic of China (“PRC”) resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes these Funds, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Minister of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Funds could be subject to additional tax liabilities.

Investments in India: India currently assesses a capital gains tax on shares sold on the exchange of 20% on short term capital gains and 12.5% on long term capital gains (plus applicable surcharge and cess). Further, long-term capital gains on certain shares that were held as of January 31, 2018, may be eligible for a step up in cost basis which may reduce realized taxable gains. Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss. There may be limitations or delays in the convertibility or repatriation of certain currencies, which would adversely affect the U.S. dollar value and/or liquidity of a Fund’s investments denominated in such currencies. This may impair a Fund’s ability to achieve its investment objective and/or may impede a Fund’s ability to satisfy redemption requests in timely manner.

Should the Chinese government impose restrictions on the ability of ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

The AA-BB CLO ETF and CLO ETF assets are concentrated in CLO securities, organized as trusts or other special purpose vehicles that are typically collateralized by a pool of loans which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may individually be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants. CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Funds are invested. The Funds invest primarily in investment grade-rated tranches of CLOs; however, the rating does not constitute a guarantee of credit quality and may be downgraded, and in

61

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/ equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Funds’ portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by a Fund and may adversely affect the value of a Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.

Office and Commercial REIT ETF invests in Office and Commercial Real Estate Companies and is exposed to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Investment Trusts (“REITs”) are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers or tenants and self-liquidation. REITs also must satisfy specific requirements of the Internal Revenue Code in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.

Equity REITs that invest in commercial real estate may be adversely affected by conditions in the real estate market, failure of tenants to renew leases and decline in rental values.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. AA-BB CLO ETF, CLO ETF, Digital India ETF and Office and Commercial REIT ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds (except for AA-BB CLO ETF and CLO ETF) may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of

62

Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2024 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Africa Index ETF	$4,136,342	$1,310,855	$3,054,741	$4,365,596
Brazil Small-Cap ETF	1,321,884	482,956	875,052	1,358,008
Indonesia Index ETF	1,127,045	36,874	1,120,113	1,156,987
Israel ETF	8,429,943	3,803,759	4,833,868	8,637,627
Office and Commercial REIT ETF	20,973	21,399	–	21,399

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$1,310,855
Brazil Small-Cap ETF	482,956
Indonesia Index ETF	36,874
Israel ETF	3,803,759
Office and Commercial REIT ETF	21,399

*  Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit— The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Africa Index ETF	152	$1,175,934	6.60%
Brazil Small-Cap ETF	30	135,522	6.53
Digital India ETF	32	1,202,406	6.62
India Growth Leaders ETF	64	6,922,486	6.60
Indonesia Index ETF	22	219,391	6.46
Israel ETF	119	102,319	6.32
Vietnam ETF	271	5,699,361	6.44

Outstanding loan balances as of December 31, 2024, if any, are reflected in the Statements of Assets and Liabilities.

63

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the eleven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, (the consolidated statement of assets and liabilities, including the consolidated schedule of investments, for VanEck India Growth Leaders ETF) of each of the funds listed in the table below (eleven of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights (the consolidated financial highlights for VanEck India Growth Leaders ETF) for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck AA-BB CLO ETF (4)	VanEck India Growth Leaders ETF (2)
VanEck Africa Index ETF (1)	VanEck Indonesia Index ETF (1)
VanEck Brazil Small-Cap ETF (1)	VanEck Israel ETF (1)
VanEck CLO ETF (1)	VanEck Office and Commercial REIT ETF (3)
VanEck ChiNext ETF (1)	VanEck Vietnam ETF (1)
VanEck Digital India ETF (1)

(1) Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2) Consolidated statement of operations for the year ended December 31, 2024 and consolidated statement of changes in net assets for the years ended December 31, 2024 and 2023

(3) Statement of operations for the year ended December 31, 2024, and statement of changes in net assets for the year ended December 31, 2024 and the period September 20, 2023 (commencement of operations) through December 31, 2023

(4) Statement of operations and statement of changes in net assets for the period September 25, 2024 (commencement of operations) through December 31, 2024

The financial statements of the Funds (other than VanEck India Growth Leaders ETF) as of and for the year or period ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

The financial statements of VanEck India Growth Leaders ETF as of and for the year ended December 31, 2021, and the financial highlights for each of the years ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 10, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required

64

to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
February 26, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

65

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024. Please consult your tax advisor for proper treatment of this information:

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Qualified Short-Term Capital Gains Per Share (a)	Income Dividends	Foreign Taxes Paid (b)	Total Ordinary Income Dividends
AA-BB CLO ETF	CLOB	Various	$0.8328	$-	$0.8328	$-	$0.8328
Brazil Small-Cap ETF	BRF	Annual	0.4483	-	0.4483	0.0467	0.4950
ChiNext ETF	CNXT	Annual	0.0401	-	0.0401	0.0146	0.0547
CLO ETF	CLOI	Various	3.5400	0.0808	3.4221	-	3.5029
India Growth Leaders ETF	GLIN	Annual	1.7600	-	1.7600	0.1520	1.9120
Indonesia Index ETF	IDX	Annual	0.5930	-	0.5930	0.1091	0.7021
Israel ETF	ISRA	Annual	0.5250	-	0.5250	0.1451	0.6701
Office and Commercial REIT ETF	DESK	Various	1.6259	0.1339	0.8460	-	0.9799

Fund Name	Ticker Symbol	Payable Date	Foreign Source Income as a % of Total Ordinary Income (b)	Long-Term Capital Gains	Return of Capital (c)
AA-BB CLO ETF	CLOB	Various	-%	$ -	$-
Brazil Small-Cap ETF	BRF	Annual	100.00	-	-
ChiNext ETF	CNXT	Annual	86.35	-	-
CLO ETF	CLOI	Various	-	0.0371	-
India Growth Leaders ETF	GLIN	Annual	37.55	-	-
Indonesia Index ETF	IDX	Annual	99.94	-	-
Israel ETF	ISRA	Annual	87.22	-	-
Office and Commercial REIT ETF	DESK	Various	-	0.0165	0.6295

Fund Name	Ticker Symbol	Payable Date	Percent of Total Ordinary Income Dividends that are QDI Eligible (d)	Percent of Total Ordinary Income Dividends that are DRD Eligible (e)
Brazil Small-Cap ETF	BRF	Annual	2.71%	0.09%
ChiNext ETF	CNXT	Annual	100.00	-
India Growth Leaders ETF	GLIN	Annual	43.62	-
Indonesia Index ETF	IDX	Annual	71.18	-
Israel ETF	ISRA	Annual	87.52	4.71

(a) These amounts represent Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

(b) Funds with an amount in these columns have qualified to pass-through foreign taxes and foreign source income to their shareholders. Accordingly, shareholders may include their share of foreign source income on Form 1116 (Form 1118 for corporations) and may either deduct their portion of the taxes in computing their taxable income or take a credit for such taxes against their tax liability. To determine your portion of foreign source income, multiply the dollar amount of your total ordinary dividends by the percentage indicated.

(c) A return of capital is not considered taxable income to shareholders. Shareholders who received these distributions should not include these amounts in taxable income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should use the more detailed information provided on Form 8937 - Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

(d) All or a portion of a shareholder’s total ordinary income dividend may be taxed at a reduced capital gains rate rather than the higher marginal tax rates applicable to ordinary income. The amount of a dividend subject to this lower rate is known as Qualified Dividend Income or QDI and is reported in Box 1b of the Form 1099-DIV. Shareholders who received Form 1099-DIV should use the amounts reported to them on Form 1099-DIV when preparing their tax return. To treat a dividend as qualifying for lower rates, shareholders must have held shares on which the dividend was paid for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of the distribution.

66

(e) QDI information does not apply to shareholders that are corporations for U.S. tax purposes. Corporate shareholders should use the information regarding the Dividends Received Deduction or DRD. This data is being provided to corporate shareholders in order for them to compute their share of dividends qualifying for the DRD for corporations. To determine your share of income eligible for the DRD, multiply the dollar amount of your total ordinary dividends by the percentage indicated.

67

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

68

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

(unaudited)

At a meeting held on September 4, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck AA-BB CLO ETF (the “Fund”) and (ii) a sub-advisory agreement between the Adviser and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser and the Sub-Adviser, including expense information for other funds. The Adviser and/or the Sub-Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment programs, fee arrangements and service provider arrangements, as well as the rationale for retaining a sub-adviser to manage the Fund’s investments in collateralized loan obligation (“CLO”) securities. The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser and the Sub-Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser and the Sub-Adviser would provide under, the Agreements, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in CLO securities and the Sub-Adviser’s experience serving as a sub-adviser for other registered investment companies, including another series of the Trust. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by the Adviser, and the advisory fees to be retained by the Adviser under the Sub-Advisory Agreement. The Trustees concluded that the Adviser and the Sub-Adviser and their personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Agreements, that the Adviser and the Sub-Adviser would receive from serving as adviser and sub-adviser, respectively, to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser and the Sub-Adviser or the profitability of the Fund to the Adviser and the Sub-Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to the Fund by the Adviser and the Sub-Adviser, although they concluded that the nature, quality and extent of the services to be provided by the Adviser and the Sub-Adviser were appropriate based on the Trustees’ knowledge of the Adviser and the Sub-Adviser and their personnel and the operations of other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Agreements.

In voting to approve the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Agreements are in the best interest of the Fund and its shareholders.

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ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION December 31, 2024

BDC Income ETF	BIZD
China Bond ETF	CBON
International High Yield Bond ETF	IHY
J.P. Morgan EM Local Currency Bond ETF	EMLC
Mortgage REIT Income ETF	MORT
Preferred Securities ex Financials ETF	PFXF

800.826.2333	vaneck.com

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 98.3%
Financial Services: 98.3%
Ares Capital Corp. †	14,208,175	$311,016,951
Bain Capital Specialty Finance, Inc. †	880,724	15,430,284
Barings BDC, Inc.	2,197,853	21,033,453
BlackRock TCP Capital Corp. †	2,048,390	17,841,477
Blackstone Secured Lending Fund †	5,585,472	180,466,600
Blue Owl Capital Corp. †	4,180,474	63,208,767
Capital Southwest Corp. †	1,141,258	24,902,250
Carlyle Secured Lending, Inc. †	1,218,303	21,844,173
CION Investment Corp. †	1,275,261	14,537,975
Fidus Investment Corp. †	811,661	17,061,114
FS KKR Capital Corp. †	6,178,123	134,188,832
Gladstone Capital Corp. †	534,409	15,198,592
Gladstone Investment Corp. †	878,046	11,634,110
Goldman Sachs BDC, Inc. †	2,638,760	31,928,996
Golub Capital BDC, Inc. †	4,263,689	64,637,525
Hercules Capital, Inc.	3,312,057	66,539,225
Main Street Capital Corp. †	1,163,172	68,138,616
MidCap Financial Investment Corp. †	2,244,387	30,276,781
Morgan Stanley Direct Lending Fund	1,890,779	39,063,494
New Mountain Finance Corp. †	2,193,965	24,704,046
Oaktree Specialty Lending Corp. †	1,968,323	30,075,975
PennantPark Floating Rate Capital Ltd. †	1,991,883	21,771,281
Prospect Capital Corp. †	8,599,564	37,064,121
	Number of Shares		Value
Financial Services (continued)
Sixth Street Specialty Lending, Inc.	2,233,307		$47,569,439
SLR Investment Corp. †	953,103		15,402,144
Trinity Capital, Inc. †	1,409,755		20,399,155
Total Common Stocks (Cost: $1,290,324,960)			1,345,935,376

	Par (000’s	)
SHORT-TERM INVESTMENT: 0.7% (Cost: $10,090,587)
United States Treasury Obligations: 0.7%
United States Treasury Bills 4.56%, 01/14/25 (a) †	10,107		10,092,886

Total Investments Before Collateral for Securities Loaned: 99.0% (Cost: $1,300,415,547)			1,356,028,262

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.5%
Money Market Fund: 5.5% (Cost: $75,308,443)
State Street Navigator Securities Lending Government Money Market Portfolio	75,308,443		75,308,443
Total Investments: 104.5% (Cost: $1,375,723,990)			1,431,336,705
Liabilities in excess of other assets: (4.5)%			(62,089,416)
NET ASSETS: 100.0%			$1,369,247,289

Total Return Swap Contracts

Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
UBS	MVIS US Business Development Companies Index	$25,358,111	4.99%	Monthly	10/15/25	$84,856	0.0%

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $262,824,999.
(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $5,991,621.
(b)	The rate shown reflects the rate in effect at December 31, 2024: Secured Overnight Financing Rate + 0.50%.

See Notes to Financial Statements

3

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,345,935,376	$—	$—	$1,345,935,376
Short-Term Investments Money Market Fund	$75,308,443	$—	$—	$75,308,443
United States Treasury Obligations	—	10,092,886	—	10,092,886
Total Investments	$1,421,243,819	$10,092,886	$—	$1,431,336,705
Other Financial Instruments:
Assets
Total Return Swap Contract	$—	$84,856	$—	$84,856

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

4

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

		Par (000’s	)	Value
CORPORATE BONDS: 75.9%
Energy: 8.0%
China National Petroleum Corp. 4.16%, 08/16/25	CNY	6,000		$829,920
China Petroleum & Chemical Corp. 3.20%, 07/27/26	CNY	6,610		921,679
				1,751,599
Financials: 41.6%
Agricultural Development Bank of China
2.46%, 07/27/25	CNY	3,580		491,020
2.47%, 04/02/34	CNY	3,500		504,459
3.74%, 07/12/29	CNY	2,740		409,476
3.75%, 01/25/29	CNY	2,620		388,413
4.39%, 09/08/27	CNY	1,270		186,637
4.65%, 05/11/28	CNY	1,360		204,464
Bank of Communications Co. Ltd. Reg S 2.70%, 09/26/26	CNY	7,920		1,098,968
China Development Bank
3.34%, 07/14/25	CNY	1,060		146,009
3.45%, 09/20/29	CNY	4,800		711,358
3.48%, 01/08/29	CNY	4,460		654,130
3.65%, 05/21/29	CNY	1,950		289,686
3.66%, 03/01/31	CNY	1,170		178,112
3.70%, 10/20/30	CNY	4,150		630,360
4.04%, 07/06/28	CNY	4,360		646,017
China Everbright Bank Co. Ltd. Reg S 2.72%, 09/25/26	CNY	7,920		1,099,116
Export-Import Bank of China
2.82%, 06/17/27	CNY	3,480		490,561
3.10%, 02/13/33	CNY	3,280		490,561
3.38%, 07/16/31	CNY	1,750		263,556
3.74%, 11/16/30	CNY	1,740		264,638
				9,147,541
Industrials: 4.9%
China Railway Group Ltd.
		Par (000’s	)	Value
Industrials (continued)
2.58%, 08/03/25	CNY	7,910		$1,082,991
Real Estate: 0.0%
China Fortune Land Development Co. Ltd. 5.50%, 10/22/22 (d) *∞	CNY	1,000		2
7.00%, 03/03/21 (d) *∞	CNY	1,000		1
				3
Utilities: 21.4%
China Huaneng Group Co. Ltd. 3.95%, 04/21/26	CNY	7,300		1,022,650
China Southern Power Grid Co. Ltd. 2.42%, 10/24/25	CNY	5,250		719,634
China Three Gorges Corp. 4.15%, 05/11/26	CNY	7,300		1,026,760
Guangdong Hengjian Investment Holding Co. Ltd. 3.28%, 01/14/27	CNY	7,200		1,009,481
State Grid Corp. of China 2.88%, 08/30/27	CNY	6,600		925,587
				4,704,112
Total Corporate Bonds (Cost: $17,452,903)				16,686,246

GOVERNMENT OBLIGATIONS: 16.2%
China Government Bond
1.99%, 04/09/25	CNY	7,860		1,073,451
2.27%, 05/25/34	CNY	3,490		500,199
2.35%, 02/25/34	CNY	1,760		252,911
2.67%, 11/25/33	CNY	6,950		1,022,235
3.27%, 11/19/30	CNY	3,820		573,483
3.28%, 12/03/27	CNY	1,050		151,793
Total Government Obligations (Cost: $3,575,389)				3,574,072
Total Investments: 92.1% (Cost: $21,028,292)				20,260,318
Other assets less liabilities: 7.9%				1,733,772
NET ASSETS: 100.0%				$21,994,090

Definitions:

CNY	Chinese Yuan

Footnotes:

*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security in default

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

5

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Energy	$—	$1,751,599	$—	$1,751,599
Financials	—	9,147,541	—	9,147,541
Industrials	—	1,082,991	—	1,082,991
Real Estate	—	—	3	3
Utilities	—	4,704,112	—	4,704,112
Government Obligations	—	3,574,072	—	3,574,072
Total Investments	$—	$20,260,315	$3	$20,260,318

See Notes to Financial Statements

6

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Par (000’s		)	Value
CORPORATE BONDS: 98.0%
Argentina: 1.2%
MercadoLibre, Inc. 3.12%, 01/14/31	USD	25		$21,678
Pampa Energia SA 144A
7.50%, 01/24/27	USD	25		24,862
9.12%, 04/15/29	USD	25		25,900
Pan American Energy LLC 144A
9.12%, 04/30/27	USD	25		25,880
Telecom Argentina SA 144A 9.50%, 07/18/31	USD	25		25,725
YPF SA 144A
6.95%, 07/21/27	USD	25		24,490
7.00%, 09/30/33 (s)	USD	25		24,483
7.00%, 12/15/47	USD	25		22,141
8.75%, 09/11/31	USD	25		25,830
9.00%, 02/12/26 (s)	USD	19		19,471
9.00%, 06/30/29 (s)	USD	25		25,907
				266,367
Australia: 1.2%
FMG Resources August 2006 Pty Ltd. 144A
4.38%, 04/01/31	USD	50		45,052
4.50%, 09/15/27	USD	25		24,212
6.12%, 04/15/32	USD	50		49,434
Mineral Resources Ltd. 144A
8.12%, 05/01/27	USD	100		100,505
9.25%, 10/01/28	USD	25		26,260
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.00%, 01/27/30	USD	30		27,670
				273,133
Austria: 0.2%
Benteler International AG 144A 10.50% (Term SOFR USD 3 Month+1.85%), 05/15/28	USD	50		52,613
Bermuda: 0.4%
Borr IHC Ltd. / Borr Finance LLC 144A 10.00%, 11/15/28	USD	46		46,294
Digicel Group Holdings Ltd. 144A 0.00%, 12/31/30 ^∞	USD	34		2,576
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	50		48,208
				97,078
Brazil: 5.4%
Adecoagro SA 144A 6.00% (Term SOFR USD 3 Month+1.85%), 09/21/27	USD	50		48,613
Amaggi Luxembourg International Sarl 144A 5.25% (Term SOFR USD 3 Month+1.85%), 01/28/28	USD	50		47,504
	Par (000’s		)	Value
Brazil (continued)
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	USD	50		$44,257
Banco do Brasil SA 144A 6.00%, 03/18/31	USD	50		48,824
Braskem Idesa SAPI 144A 7.45% (Term SOFR USD 3 Month+1.85%), 11/15/29 †	USD	75		59,755
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28	USD	50		45,780
4.50%, 01/31/30	USD	50		42,370
5.88%, 01/31/50	USD	50		34,306
BRF SA 144A 4.88%, 01/24/30	USD	50		45,931
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	50		45,318
Cosan Luxembourg SA 144A 5.50%, 09/20/29	USD	50		46,529
CSN Inova Ventures 144A 6.75%, 01/28/28	USD	50		46,816
Klabin Austria GmbH 144A 5.75%, 04/03/29	USD	50		48,817
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	100		83,842
MV24 Capital BV 144A 6.75%, 06/01/34	USD	19		17,846
Petrobras Global Finance BV
5.60%, 01/03/31	USD	25		24,110
6.00%, 01/27/28	USD	25		24,990
6.85%, 06/05/15	USD	25		22,240
6.88%, 01/20/40	USD	25		24,124
6.90%, 03/19/49	USD	25		23,497
7.25%, 03/17/44	USD	25		24,584
7.38%, 01/17/27	USD	25		25,729
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	50		44,749
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	USD	50		48,694
Samarco Mineracao SA 144A 9.00%, 06/30/31	USD	107		104,622
Ultrapar International SA 144A 5.25%, 10/06/26	USD	50		49,328
Usiminas International Sarl 144A 5.88%, 07/18/26	USD	50		49,787
XP, Inc. 144A 3.25%, 07/01/26	USD	50		48,080
				1,221,042
British Virgin Islands: 0.2%
Five Holdings Bvi Ltd. 144A 9.38%, 10/03/28	USD	50		52,518
Burkina Faso: 0.1%
IAMGOLD Corp. 144A

See Notes to Financial Statements

7

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
Burkina Faso (continued)
5.75%, 10/15/28	USD	25		$24,258
Canada: 9.8%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	25		22,933
3.88%, 01/15/28	USD	75		70,991
4.00%, 10/15/30	USD	100		89,524
Air Canada 144A 4.62%, 08/15/29	CAD	100		69,372
Algonquin Power & Utilities Corp. 4.75% (US Treasury Yield Curve Rate T 5 Year+3.25%), 01/18/82	USD	50		46,979
Allied Properties Real Estate Investment Trust
1.73%, 02/12/26	CAD	25		16,953
3.10%, 02/06/32	CAD	25		14,904
3.12%, 02/21/30	CAD	25		15,695
AltaGas Ltd.
5.25% (Generic Canadian 5 Year+3.81%), 01/11/82	CAD	15		10,092
7.35% (Generic Canadian 5 Year+4.54%), 08/17/82	CAD	25		18,167
AtkinsRealis Group, Inc. 7.00%, 06/12/26	CAD	25		18,082
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	25		23,266
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	25		23,696
Bausch + Lomb Corp. 144A 8.38%, 10/01/28	USD	50		51,813
Baytex Energy Corp. 144A 8.50%, 04/30/30	USD	50		51,135
Bombardier, Inc. 144A 7.25%, 07/01/31	USD	75		77,439
7.88% (Term SOFR USD 3 Month+1.85%), 04/15/27	USD	57		57,122
8.75%, 11/15/30	USD	25		26,905
Brookfield Property Finance ULC 3.93%, 01/15/27	CAD	25		16,994
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	50		49,777
Capital Power Corp. 8.12% (Generic Canadian 5 Year+4.44%), 06/05/54	CAD	25		19,230
Cascades, Inc./Cascades USA Inc 144A 5.38%, 01/15/28	USD	25		24,285
Cineplex, Inc. 144A 7.62%, 03/31/29	CAD	25		18,238
	Par (000’s		)	Value
Canada (continued)
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	25		$8,344
Dye & Durham Ltd. 144A 8.62%, 04/15/29	USD	15		15,807
Eldorado Gold Corp. 144A 6.25%, 09/01/29	USD	25		24,673
Emera, Inc. 6.75%, 06/15/76	USD	50		50,447
Enerflex Ltd. 144A 9.00%, 10/15/27	USD	22		22,922
First Quantum Minerals Ltd. 144A
8.62%, 06/01/31 †	USD	50		51,532
9.38%, 03/01/29	USD	50		53,235
Garda World Security Corp. 144A 6.00%, 06/01/29	USD	50		47,456
GFL Environmental, Inc. 144A
3.50%, 09/01/28	USD	25		23,582
4.38%, 08/15/29	USD	25		23,654
4.75%, 06/15/29	USD	25		24,030
5.12%, 12/15/26	USD	25		24,887
6.75%, 01/15/31	USD	25		25,703
goeasy Ltd. 144A
7.62%, 07/01/29	USD	15		15,338
9.25%, 12/01/28	USD	15		16,002
Hudbay Minerals, Inc. 144A 4.50%, 04/01/26	USD	50		49,331
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC 144A 9.00%, 02/15/29 †	USD	40		41,810
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC 144A 6.00%, 09/15/28	USD	25		24,669
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	CAD	25		17,845
Jones Deslauriers Insurance Management, Inc. 144A 8.50%, 03/15/30	USD	25		26,420
Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	CAD	25		18,283
Laurentian Bank of Canada 5.09% (Canada Bankers’ Acceptances 3 Month+2.42%), 06/15/32	CAD	25		17,096
Mattamy Group Corp. 144A 4.62%, 03/01/30	USD	25		23,277
MEG Energy Corp. 144A 5.88%, 02/01/29	USD	25		24,427
Mercer International, Inc.

See Notes to Financial Statements

8

	Par (000’s		)	Value
Canada (continued)
5.12%, 02/01/29	USD	50		$43,276
Methanex Corp. 5.25%, 12/15/29	USD	50		48,218
New Gold, Inc. 144A 7.50%, 07/15/27	USD	25		25,231
Northriver Midstream Finance LP 144A 6.75%, 07/15/32	USD	25		25,172
NOVA Chemicals Corp. 144A
4.25%, 05/15/29	USD	25		22,636
5.25%, 06/01/27	USD	40		38,910
9.00%, 02/15/30	USD	25		26,402
Open Text Corp. 144A
3.88%, 02/15/28	USD	25		23,572
3.88%, 12/01/29	USD	25		22,651
Parkland Corp. 144A
4.38%, 03/26/29	CAD	50		33,853
4.50%, 10/01/29	USD	75		69,617
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	25		16,692
Rogers Communications, Inc. 5.00% (Generic Canadian 5 Year+3.58%), 12/17/81	CAD	50		34,837
Rogers Communications, Inc. 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+3.59%), 03/15/82	USD	50		48,656
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+3.67%), 03/01/55	USD	25		25,874
Strathcona Resources Ltd. 144A 6.88%, 08/01/26	USD	25		25,070
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	25		22,753
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	25		24,396
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	25		14,112
TransAlta Corp. 7.75%, 11/15/29	USD	25		26,091
Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	EUR	100		102,933
				2,225,314
Cayman Islands: 1.1%
Arabian Centres Sukuk II Ltd. 144A 5.62% (Term SOFR USD 3 Month+1.85%), 10/07/26	USD	100		95,002
Banco BTG Pactual SA 144A
	Par (000’s		)	Value
Cayman Islands (continued)
6.25% (Term SOFR USD 3 Month+1.85%), 04/08/29	USD	50		$50,108
Banco do Brasil SA 144A 6.25% (Term SOFR USD 3 Month+1.85%), 04/18/30	USD	50		50,033
Global Aircraft Leasing Co. Ltd. 144A 8.75%, 09/01/27	USD	40		40,846
				235,989
Chile: 0.3%
Latam Airlines Group SA 144A 13.38%, 10/15/29	USD	50		57,308
Colombia: 2.7%
Banco de Bogota SA 144A 6.25%, 05/12/26	USD	50		50,026
Ecopetrol SA
4.62%, 11/02/31	USD	50		41,504
5.88%, 05/28/45	USD	50		34,485
6.88%, 04/29/30	USD	50		48,836
7.75%, 02/01/32	USD	75		72,843
8.38%, 01/19/36	USD	50		48,261
8.62%, 01/19/29 †	USD	25		26,538
8.88%, 01/13/33	USD	75		76,483
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	USD	75		67,093
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	100		88,159
Orazul Energy Peru SA 144A 5.62%, 04/28/27	USD	50		48,776
				603,004
Costa Rica: 0.2%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	50		44,975
Cyprus: 0.2%
MHP Lux SA 144A 6.95%, 04/03/26	USD	50		46,531
Czech Republic: 0.5%
Allwyn International AS Reg S 3.88%, 02/15/27	EUR	100		103,615
Denmark: 0.4%
Orsted AS Reg S 1.75% (EUR Swap Annual 5 Year+1.95%), 12/09/19	EUR	100		97,661
Finland: 0.3%
SBB Treasury Oyj Reg S 1.12%, 11/26/29	EUR	100		72,407
France: 10.1%
Air France-KLM Reg S 8.12%, 05/31/28	EUR	100		116,761
Altice France SA 144A 5.12% (Term SOFR USD 3 Month+1.85%), 07/15/29	USD	100		74,994

See Notes to Financial Statements

9

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
France (continued)
5.50%, 10/15/29	USD	50		$37,701
Banijay Entertainment SAS 144A 8.12%, 05/01/29	USD	50		52,009
CAB Selas Reg S 3.38%, 02/01/28	EUR	100		96,433
Cerba Healthcare SACA Reg S 3.50%, 05/31/28	EUR	100		85,806
Constellium SE 144A 3.75%, 04/15/29	USD	100		90,606
eircom Finance DAC Reg S 3.50%, 05/15/26	EUR	100		103,288
Electricite de France SA 144A 9.12% (US Treasury Yield Curve Rate T 5 Year+5.41%), 3/15/2033 (o)	USD	100		113,045
Electricite de France SA Reg S 3.38% (EUR Swap Annual 5 Year+3.97%), 6/15/2030 (o)	EUR	200		193,486
ELO SACA Reg S 6.00%, 03/22/29	EUR	100		88,206
Eutelsat SA Reg S 2.25%, 07/13/27	EUR	100		87,500
Forvia SE Reg S
2.38%, 06/15/27	EUR	100		98,569
2.75%, 02/15/27	EUR	100		99,873
Iliad Holding SASU 144A 7.00%, 10/15/28	USD	100		101,422
iliad SA Reg S 5.62%, 02/15/30	EUR	100		111,750
Loxam SAS Reg S 3.75%, 07/15/26	EUR	100		103,352
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	100		102,825
Renault SA Reg S 2.38%, 05/25/26	EUR	100		102,388
Rexel SA Reg S 2.12%, 06/15/28	EUR	100		99,473
SNF Group SACA Reg S 2.62%, 02/01/29	EUR	100		99,954
Valeo SE Reg S 1.00%, 08/03/28	EUR	100		93,772
Veolia Environnement SA Reg S 2.50% (EUR Swap Annual 5 Year+2.84%), 9/20/2028 (o)	EUR	100		96,946
Viridien 144A 8.75%, 04/01/27	USD	25		24,607
				2,274,766
Germany: 3.5%
Bayer AG Reg S 3.12% (EUR Swap Annual 5 Year+3.11%), 11/12/79	EUR	100		97,788
Cheplapharm Arzneimittel GmbH Reg S
	Par (000’s		)	Value
Germany (continued)
4.38%, 01/15/28	EUR	100		$96,263
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	25		27,453
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	25		27,453
IHO Verwaltungs GmbH Reg S 8.75%, 05/15/28	EUR	100		109,524
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100		90,910
Nidda Healthcare Holding GmbH Reg S 7.50%, 08/21/26	EUR	66		70,579
Schaeffler AG Reg S
2.88%, 03/26/27	EUR	100		103,333
3.38%, 10/12/28	EUR	100		101,811
ZF Europe Finance BV Reg S 3.00%, 10/23/29	EUR	100		93,256
				790,917
Greece: 1.4%
Alpha Services and Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.82%), 06/11/31	EUR	100		105,662
Piraeus Bank SA Reg S 7.25% (EUR Swap Annual 1 Year+3.69%), 07/13/28	EUR	100		113,388
Public Power Corp. SA Reg S 4.38%, 03/30/26	EUR	100		103,783
				322,833
Guatemala: 0.4%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	USD	100		94,895
Hong Kong: 2.0%
CFAMC III Co. Ltd. Reg S 4.25%, 11/07/27	USD	200		192,346
Melco Resorts Finance Ltd. 144A
5.62%, 07/17/27	USD	50		48,437
5.75%, 07/21/28	USD	50		47,814
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 07/12/29	USD	183		77,304
Studio City Finance Ltd. 144A 5.00%, 01/15/29	USD	100		90,552
				456,453
India: 0.8%
JSW Steel Ltd. 144A 5.05%, 04/05/32	USD	100		89,527
ReNew Pvt Ltd. 144A 5.88%, 03/05/27	USD	50		49,027
Shriram Finance Ltd. 144A 6.62%, 04/22/27	USD	50		50,478
				189,032

See Notes to Financial Statements

10

	Par (000’s		)	Value
Indonesia: 0.5%
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *∞	USD	150		$578
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	USD	100		100,024
				100,602
Ireland: 1.0%
C&W Senior Finance Ltd. 144A 6.88%, 09/15/27	USD	50		49,606
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	150		175,548
				225,154
Israel: 0.7%
Leviathan Bond Ltd. 144A Reg S
6.50%, 06/30/27	USD	25		24,248
6.75%, 06/30/30	USD	15		14,228
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	USD	25		25,075
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	25		24,044
4.10%, 10/01/46	USD	50		36,012
6.75%, 03/01/28	USD	25		25,548
				149,155
Italy: 7.1%
Abertis Infraestructuras Finance BV Reg S 3.25% (EUR Swap Annual 5 Year+3.69%), 11/24/2025 (o)	EUR	100		103,005
Banco BPM SpA Reg S 3.25% (EUR Swap Annual 5 Year+3.80%), 01/14/31	EUR	100		103,322
Infrastrutture Wireless Italiane SpA Reg S 1.88%, 07/08/26	EUR	100		102,017
Intesa Sanpaolo SpA 144A 4.20% (US Treasury Yield Curve Rate T 1 Year+2.60%), 06/01/32	USD	25		21,762
4.95% (US Treasury Yield Curve Rate T 1 Year+2.75%), 06/01/42	USD	25		19,240
Intesa Sanpaolo SpA Reg S
2.92%, 10/14/30	EUR	100		99,549
3.93%, 09/15/26	EUR	100		105,098
Mundys SpA Reg S 1.88%, 02/12/28	EUR	100		98,951
Nexi SpA Reg S 2.12%, 04/30/29	EUR	100		98,790
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 3/24/2029 (o)	EUR	100		97,214
Telecom Italia Capital SA
	Par (000’s		)	Value
Italy (continued)
6.38%, 11/15/33	USD	25		$24,912
7.72%, 06/04/38	USD	100		103,749
Telecom Italia SpA Reg S 1.62%, 01/18/29	EUR	100		97,290
Terna Rete Elettrica Nazionale Reg S 2.38% (EUR Swap Annual 5 Year+2.12%), 11/9/2027 (o)	EUR	100		99,537
UniCredit SpA Reg S 2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	EUR	200		203,401
UnipolSai Assicurazioni SpA Reg S 3.88%, 03/01/28	EUR	100		105,068
Webuild SpA Reg S 7.00%, 09/27/28	EUR	100		114,519
				1,597,424
Japan: 2.1%
Rakuten Group, Inc. 144A 5.12% (US Treasury Yield Curve Rate T 5 Year+4.58%), 4/22/2026 (o)	USD	100		96,984
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 4/22/2026 (o)	USD	25		22,519
9.75%, 04/15/29	USD	50		54,284
SoftBank Group Corp. Reg S
5.00%, 04/15/28	EUR	100		106,417
5.12%, 09/19/27	USD	200		197,263
				477,467
Luxembourg: 8.0%
Aegea Finance Sarl 144A 9.00% (Term SOFR USD 3 Month+1.85%), 01/20/31	USD	50		51,061
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 144A 6.12% (Term SOFR USD 3 Month+1.85%), 10/15/26	USD	100		100,102
Altice Financing SA 144A 5.00% (Term SOFR USD 3 Month+1.85%), 01/15/28	USD	150		117,560
Altice France Holding SA 144A 10.50% (Term SOFR USD 3 Month+1.85%), 05/15/27	USD	150		44,438
Altice France Holding SA Reg S 8.00%, 05/15/27	EUR	100		28,062
Altice France SA 144A 8.12% (Term SOFR USD 3 Month+1.85%), 02/01/27	USD	100		81,179
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A 4.12%, 08/15/26 †	USD	65		58,570
5.25% (Term SOFR USD 3 Month+1.85%), 08/15/27 †	USD	30		17,180
Cidron Aida Finco Sarl Reg S

See Notes to Financial Statements

11

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
Luxembourg (continued)
5.00%, 04/01/28	EUR	100		$102,036
Cirsa Finance International Sarl Reg S 4.50%, 03/15/27	EUR	100		103,855
Consolidated Energy Finance SA 144A 12.00%, 02/15/31 †	USD	50		48,057
CPI Property Group SA Reg S 1.50%, 01/27/31	EUR	100		82,452
CSN Resources SA 144A 4.62%, 06/10/31	USD	50		38,867
Energean Israel Finance Ltd. 144A Reg S
5.38%, 03/30/28	USD	25		23,210
5.88%, 03/30/31	USD	35		30,831
Engineering Ingegneria Informatica - SpA Reg S 5.88%, 09/30/26	EUR	100		103,259
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	USD	46		38,292
Minerva Luxembourg SA 144A 4.38%, 03/18/31 †	USD	100		83,992
Petrorio Luxembourg Holding Sarl 144A 6.12%, 06/09/26	USD	50		49,827
SES SA Reg S 2.88% (EUR Swap Annual 5 Year+3.19%), 5/27/2026 (o)	EUR	100		97,478
Stena International SA Reg S 7.25%, 02/15/28	EUR	100		107,893
Summer BC Holdco B Sarl Reg S 5.75%, 10/31/26	EUR	100		103,569
Telenet Finance Luxembourg Notes Sarl Reg S 3.50%, 03/01/28	EUR	100		103,048
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	100		97,973
Vivion Investments Sarl Reg S 6.50%, 08/31/28	EUR	100		101,573
				1,814,364
Malta: 0.4%
VistaJet Malta Finance Plc / Vista Management Holding, Inc. 144A
6.38%, 02/01/30 †	USD	50		43,742
7.88%, 05/01/27	USD	50		48,726
				92,468
Mauritius: 0.5%
Greenko Power II Ltd. 144A 4.30%, 12/13/28	USD	125		118,063
Mexico: 3.6%
Cemex SAB de CV 144A
		Par (000’s	)	Value
Mexico (continued)
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 6/8/2026 (o)	USD	50		$49,018
9.12% (US Treasury Yield Curve Rate T 5 Year+5.16%), 3/14/2028 (o)	USD	25		25,805
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	50		48,628
Nemak SAB de CV 144A 3.62%, 06/28/31 †	USD	25		19,578
Petroleos Mexicanos
5.35%, 02/12/28	USD	25		22,868
5.95%, 01/28/31 †	USD	50		42,264
6.35%, 02/12/48	USD	50		32,886
6.49%, 01/23/27	USD	25		24,266
6.50%, 03/13/27	USD	50		48,379
6.50%, 01/23/29	USD	25		23,259
6.50%, 06/02/41	USD	50		35,569
6.62%, 06/15/35	USD	50		39,418
6.70%, 02/16/32	USD	100		87,071
6.75%, 09/21/47	USD	75		51,616
6.84%, 01/23/30	USD	50		45,712
6.88%, 08/04/26	USD	25		24,586
6.95%, 01/28/60	USD	50		34,370
7.69%, 01/23/50	USD	125		94,401
8.75%, 06/02/29	USD	25		25,065
10.00%, 02/07/33	USD	25		25,979
				800,738
Morocco: 0.4%
OCP SA 144A 6.88%, 04/25/44	USD	100		97,366
Netherlands: 5.7%
Braskem Netherlands Finance BV 144A 7.25%, 02/13/33	USD	50		46,269
Dufry One BV Reg S 2.00%, 02/15/27	EUR	100		100,941
Odido Holding BV Reg S 3.75%, 01/15/29	EUR	100		102,657
Petrobras Global Finance BV
5.50%, 06/10/51	USD	25		18,936
6.00%, 01/13/35	USD	50		46,114
6.50%, 07/03/33 †	USD	25		24,491
Selecta Group BV Reg S 8.04%, 04/01/26	EUR	53		47,602
Sunrise FinCo I BV 144A 4.88%, 07/15/31	USD	100		90,827
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 2/12/2029 (o)	EUR	100		96,627
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27	EUR	100		104,363
4.38%, 05/09/30	EUR	100		106,253
7.38%, 09/15/29	EUR	100		119,517
United Group BV Reg S 3.62%, 02/15/28	EUR	100		101,417

See Notes to Financial Statements

12

		Par (000’s	)	Value
Netherlands (continued)
VZ Vendor Financing II BV Reg S 2.88%, 01/15/29	EUR	100		$95,233
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 7/20/2028 (o)	EUR	100		96,449
Ziggo BV 144A 4.88%, 01/15/30	USD	100		92,064
				1,289,760
Oman: 0.2%
Mazoon Assets Co. SAOC 144A 5.25%, 10/09/31	USD	50		49,110
Panama: 0.5%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	USD	71		62,278
Banistmo SA 144A 4.25%, 07/31/27	USD	50		47,934
				110,212
Peru: 0.8%
Minsur SA 144A 4.50%, 10/28/31	USD	50		44,399
Peru LNG Srl 144A 5.38%, 03/22/30	USD	92		84,543
Petroleos del Peru SA 144A 4.75%, 06/19/32	USD	75		56,795
				185,737
Poland: 0.4%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100		90,142
Portugal: 0.5%
EDP SA Reg S 5.94% (EUR Swap Annual 5 Year+3.18%), 04/23/83	EUR	100		109,004
Romania: 0.5%
Banca Transilvania SA Reg S 8.88% (EURIBOR ICE Swap Rate 1 Year+5.58%), 04/27/27	EUR	100		109,679
South Africa: 0.2%
Sasol Financing USA LLC 6.50%, 09/27/28 †	USD	50		48,204
Spain: 2.9%
Abengoa Abenewco 2 SA Reg S
1.50%, 10/26/24 (d) *∞	USD	63		319
1.50%, 10/26/24 (d) *∞	USD	63		633
Abengoa SA 0.00%, 03/31/27 (s) ^	EUR	100		519
Banco de Credito Social Cooperativo SA Reg S 5.25% (EUR Swap Annual 5 Year+5.42%), 11/27/31	EUR	100		105,349
		Par (000’s	)	Value
Spain (continued)
Banco de Sabadell SA Reg S 2.50% (EUR Swap Annual 5 Year+2.95%), 04/15/31	EUR	100		$102,645
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	USD	50		42,032
Grifols SA Reg S 3.88%, 10/15/28	EUR	100		93,829
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	100		103,744
Telefonica Europe BV Reg S 3.88% (EUR Swap Annual 8 Year+2.97%), 6/22/2026 (o)	EUR	100		104,197
Unicaja Banco SA Reg S 7.25% (EUR Swap Annual 1 Year+4.25%), 11/15/27	EUR	100		110,848
				664,115
Sweden: 1.3%
Intrum AB Reg S 3.00%, 09/15/27 (d) *	EUR	100		75,410
Verisure Midholding AB Reg S 5.25%, 02/15/29	EUR	100		103,895
Volvo Car AB Reg S 4.25%, 05/31/28	EUR	100		106,048
				285,353
Tanzania: 0.2%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	USD	40		39,948
Turkey: 2.2%
Akbank TAS 144A 6.80% (Term SOFR USD 3 Month+1.85%), 02/06/26	USD	50		50,702
Mersin Uluslararasi Liman Isletmeciligi AS 144A 8.25%, 11/15/28	USD	50		51,853
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	USD	100		99,773
Turkiye Ihracat Kredi Bankasi AS 144A 5.75%, 07/06/26	USD	100		99,643
Turkiye Vakiflar Bankasi TAO 144A 6.50%, 01/08/26	USD	100		100,969
Yapi ve Kredi Bankasi AS 144A 7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	USD	100		100,958
				503,898
United Arab Emirates: 0.2%
Shelf Drilling Holdings Ltd. 144A 9.62%, 04/15/29	USD	50		42,233

See Notes to Financial Statements

13

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

		Par (000’s	)	Value
United Kingdom: 10.5%
Ardonagh Finco Ltd. 144A 7.75%, 02/15/31	USD	100		$103,083
Aston Martin Capital Holdings Ltd. 144A 10.00%, 03/31/29	USD	50		48,860
Avianca Midco 2 Plc 144A 9.00%, 12/01/28	USD	75		73,303
BCP V Modular Services Finance II Plc Reg S 4.75%, 11/30/28	EUR	100		101,937
Bellis Finco Plc Reg S 4.00%, 02/16/27	GBP	100		118,433
Belron UK Finance Plc 144A 5.75%, 10/15/29	USD	50		49,528
British Telecommunications Plc Reg S 5.12% (EUR Swap Annual 5 Year+2.54%), 10/03/54	EUR	100		107,484
eG Global Finance Plc 144A 12.00%, 11/30/28	USD	100		111,952
Global Auto Holdings Ltd./ AAG FH UK Ltd 144A 8.75%, 01/15/32	USD	50		45,055
Howden UK Refinance Plc /Howden UK Refinance 2 PLC / Howden US Refinance LLC 144A 7.25%, 02/15/31	USD	50		50,867
INEOS Finance Plc Reg S 6.62%, 05/15/28	EUR	100		107,724
INEOS Quattro Finance 2 Plc 144A 9.62%, 03/15/29 †	USD	100		105,721
Jaguar Land Rover Automotive Plc Reg S 4.50%, 07/15/28	EUR	100		104,431
Jerrold Finco Plc Reg S 5.25%, 01/15/27	GBP	100		123,884
Mobico Group Plc Reg S 4.25% (UK Govt Bonds 5 Year Note Generic Bid Yield+4.13%), 11/26/2025 (o)	GBP	100		120,049
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	100		94,624
Paysafe Finance Plc / Paysafe Holdings US Corp. 144A 4.00%, 06/15/29	USD	100		93,148
Sisecam UK Plc 144A 8.62%, 05/02/32	USD	50		49,728
Standard Chartered Plc 144A 7.01%, 07/30/37 (o)	USD	50		52,875
Tullow Oil Plc 144A 10.25%, 05/15/26	USD	94		81,854
Vedanta Resources Finance II Plc 144A 10.88%, 09/17/29	USD	50		51,782
Virgin Media Secured Finance Plc Reg S
		Par (000’s	)	Value
United Kingdom (continued)
4.25%, 01/15/30	GBP	100		$110,309
Vmed O2 UK Financing I Plc Reg S 3.25%, 01/31/31	EUR	100		97,440
Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	USD	75		76,926
Vodafone Group Plc Reg S 8.00% (UK Govt Bonds 5 Year Note Generic Bid Yield+3.84%), 08/30/86	GBP	100		135,945
WE Soda Investments Holding Plc 144A 9.50%, 10/06/28	USD	50		51,475
Zegona Finance Plc Reg S 6.75%, 07/15/29	EUR	100		110,493
				2,378,910
United States: 4.8%
Amer Sports Co. 144A 6.75%, 02/16/31 †	USD	25		25,349
California Buyer Ltd. / Atlantica Sustainable Infrastructure Plc 144A 6.38%, 02/15/32	USD	50		49,905
Garrett Motion Holdings, Inc. / Garrett LX I Sarl 144A 7.75%, 05/31/32	USD	50		50,786
Kosmos Energy Ltd. 144A 8.75%, 10/01/31 †	USD	50		47,154
Kronos Acquisition Holdings, Inc. 144A 8.25%, 06/30/31	USD	25		23,871
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	75		67,935
MGM China Holdings Ltd. 144A 5.88%, 05/15/26	USD	100		99,815
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	76		73,342
Open Text Holdings, Inc. 144A 4.12%, 02/15/30	USD	50		45,389
Optics Bidco SpA 144A 7.72%, 06/04/38	USD	100		105,289
Playtika Holding Corp. 144A 4.25%, 03/15/29	USD	25		22,759
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100		101,567
Ritchie Bros Holdings, Inc. 144A 7.75%, 03/15/31	USD	50		52,350
Sasol Financing USA LLC
4.38%, 09/18/26	USD	50		48,026
5.50%, 03/18/31	USD	50		42,233
Telesat Canada / Telesat LLC 144A

See Notes to Financial Statements

14

		Par (000’s	)	Value
United States (continued)
6.50%, 10/15/27	USD	25		$10,138
Wynn Macau Ltd. 144A
5.12%, 12/15/29	USD	75		69,650
5.50%, 01/15/26	USD	25		24,775
ZF North America Capital, Inc. 144A
6.75%, 04/23/30	USD	50		48,136
6.88%, 04/14/28	USD	50		49,900
6.88%, 04/23/32	USD	25		23,737
				1,082,106
Uzbekistan: 0.2%
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	USD	50		44,052
Zambia: 0.2%
First Quantum Minerals Ltd. 144A 6.88%, 10/15/27	USD	50		49,949
Total Corporate Bonds (Cost: $23,831,151)				22,157,922
	Number of Shares	Value
COMMON STOCK: 0.1%
(Cost: $12,697)
Luxembourg: 0.1%
Codere Group Topco SA (EUR) ∞	402	$12,080
Total Investments Before Collateral for Securities Loaned: 98.1%
(Cost: $23,843,848)		22,170,002

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Money Market Fund: 3.0%
(Cost: $689,265)
State Street Navigator Securities Lending Government Money Market Portfolio	689,265	689,265
Total Investments: 101.1% (Cost: $24,533,113)		22,859,267
Liabilities in excess of other assets: (1.1)%		(241,528)
NET ASSETS: 100.0%		$22,617,739

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(s)	The rate shown reflects the rate in effect at December 31, 2024. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $714,983.
(o)	Perpetual Maturity — the date shown is the next call date
*	Non-income producing
(d)	Security in default

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $10,127,257, or 44.8% of net assets.

See Notes to Financial Statements

15

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$266,367	$—	$266,367
Australia	—	273,133	—	273,133
Austria	—	52,613	—	52,613
Bermuda	—	94,502	2,576	97,078
Brazil	—	1,221,042	—	1,221,042
British Virgin Islands	—	52,518	—	52,518
Burkina Faso	—	24,258	—	24,258
Canada	—	2,225,314	—	2,225,314
Cayman Islands	—	235,989	—	235,989
Chile	—	57,308	—	57,308
Colombia	—	603,004	—	603,004
Costa Rica	—	44,975	—	44,975
Cyprus	—	46,531	—	46,531
Czech Republic	—	103,615	—	103,615
Denmark	—	97,661	—	97,661
Finland	—	72,407	—	72,407
France	—	2,274,766	—	2,274,766
Germany	—	790,917	—	790,917
Greece	—	322,833	—	322,833
Guatemala	—	94,895	—	94,895
Hong Kong	—	456,453	—	456,453
India	—	189,032	—	189,032
Indonesia	—	100,024	578	100,602
Ireland	—	225,154	—	225,154
Israel	—	149,155	—	149,155
Italy	—	1,597,424	—	1,597,424
Japan	—	477,467	—	477,467
Luxembourg	—	1,814,364	—	1,814,364
Malta	—	92,468	—	92,468
Mauritius	—	118,063	—	118,063
Mexico	—	800,738	—	800,738
Morocco	—	97,366	—	97,366
Netherlands	—	1,289,760	—	1,289,760
Oman	—	49,110	—	49,110
Panama	—	110,212	—	110,212
Peru	—	185,737	—	185,737
Poland	—	90,142	—	90,142
Portugal	—	109,004	—	109,004
Romania	—	109,679	—	109,679
South Africa	—	48,204	—	48,204
Spain	—	662,644	1,471	664,115
Sweden	—	285,353	—	285,353
Tanzania	—	39,948	—	39,948
Turkey	—	503,898	—	503,898
United Arab Emirates	—	42,233	—	42,233
United Kingdom	—	2,378,910	—	2,378,910
United States	—	1,082,106	—	1,082,106
Uzbekistan	—	44,052	—	44,052
Zambia	—	49,949	—	49,949
Common Stock *	—	—	12,080	12,080
Money Market Fund	689,265	—	—	689,265
Total Investments	$689,265	$22,153,297	$16,705	$22,859,267

*  See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

16

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

		Par (000’s	)	Value
CORPORATE BONDS: 0.4%
Canada: 0.1%
Export Development Canada Reg S 30.00%, 12/05/25	TRY	34,000		$866,079
Qatar: 0.1%
QNB Finance Ltd. 13.50%, 10/06/25	TRY	30,800		712,538
QNB Finance Ltd. Reg S 3.50%, 03/09/26	CNY	14,100		1,943,537
				2,656,075
South Africa: 0.2%
Eskom Holdings SOC Ltd.
0.00%, 08/18/27 ^	ZAR	79,665		2,906,199
7.50%, 09/15/33	ZAR	11,000		470,037
7.85%, 04/02/26	ZAR	24,350		1,268,239
Transnet SOC Ltd. 9.50%, 08/19/25	ZAR	21,000		1,108,433
Transnet SOC Ltd. Reg S 13.50%, 04/18/28	ZAR	4,300		238,318
				5,991,226
Total Corporate Bonds (Cost: $15,637,805)				9,513,380

GOVERNMENT OBLIGATIONS: 98.3%
Brazil: 5.6%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/25 ^	BRL	107,280		16,277,666
0.00%, 01/01/26 ^	BRL	175,820		24,637,492
0.00%, 07/01/26 ^	BRL	199,840		25,982,323
0.00%, 07/01/27 ^	BRL	94,550		10,613,608
0.00%, 01/01/28 ^	BRL	54,900		5,721,459
0.00%, 01/01/30 ^	BRL	53,420		4,204,952
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/27	BRL	123,150		18,089,728
10.00%, 01/01/29	BRL	138,945		18,918,605
10.00%, 01/01/31	BRL	76,790		9,911,994
10.00%, 01/01/33	BRL	59,650		7,429,724
10.00%, 01/01/35	BRL	30,250		3,679,664
				145,467,215
Chile: 3.2%
Bonos de la Tesoreria de la Republica de Chile
4.50%, 03/01/26	CLP	3,100,000		3,104,937
5.00%, 03/01/35	CLP	10,965,000		10,302,256
6.00%, 01/01/43	CLP	9,060,000		9,402,335
Bonos de la Tesoreria de la Republica de Chile 144A Reg S
2.30%, 10/01/28	CLP	585,000		521,498
4.70%, 09/01/30	CLP	12,380,000		11,782,680
5.00%, 10/01/28	CLP	4,020,000		3,931,049
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27 ^	CLP	8,810,000		7,781,003
0.00%, 04/01/29 ^	CLP	11,360,000		9,019,099
		Par (000’s	)	Value
Chile (continued)
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
5.80%, 10/01/29	CLP	5,490,000		$5,596,077
6.00%, 04/01/33	CLP	13,435,000		13,575,103
6.20%, 10/01/40	CLP	5,005,000		5,297,298
7.00%, 05/01/34	CLP	2,690,000		2,939,192
				83,252,527
China: 9.1%
China Government Bond
1.62%, 08/15/27	CNY	1,420		196,697
1.85%, 05/15/27	CNY	13,200		1,838,860
1.91%, 07/15/29	CNY	7,700		1,077,873
2.05%, 04/15/29	CNY	27,980		3,938,762
2.11%, 08/25/34	CNY	18,430		2,622,631
2.17%, 08/29/34	CNY	21,800		3,096,465
2.18%, 08/25/25	CNY	23,410		3,229,826
2.18%, 08/15/26	CNY	7,300		1,017,031
2.19%, 09/25/54	CNY	7,350		1,071,044
2.25%, 08/29/39	CNY	9,170		1,305,295
2.27%, 05/25/34	CNY	30,520		4,399,555
2.28%, 11/25/25	CNY	17,300		2,393,851
2.28%, 03/25/31	CNY	16,450		2,347,895
2.30%, 05/15/26	CNY	20,870		2,900,062
2.33%, 08/15/44	CNY	6,940		1,003,940
2.35%, 02/25/34	CNY	11,140		1,610,407
2.37%, 01/20/27	CNY	930		130,653
2.37%, 01/15/29	CNY	11,410		1,623,736
2.39%, 11/15/26	CNY	25,290		3,546,447
2.40%, 07/15/28	CNY	12,110		1,721,436
2.44%, 10/15/27	CNY	26,900		3,813,955
2.46%, 02/15/26	CNY	2,120		295,031
2.47%, 07/25/54	CNY	10,760		1,629,547
2.48%, 04/15/27	CNY	33,690		4,756,511
2.48%, 09/25/28	CNY	5,570		794,121
2.49%, 05/25/44	CNY	13,030		1,929,956
2.50%, 07/25/27	CNY	24,910		3,524,653
2.52%, 08/25/33	CNY	41,120		6,004,430
2.54%, 12/25/30	CNY	32,740		4,735,204
2.55%, 10/15/28	CNY	32,830		4,693,744
2.57%, 05/20/54	CNY	22,180		3,450,584
2.60%, 09/15/30	CNY	34,620		5,014,501
2.60%, 09/01/32	CNY	23,120		3,377,861
2.62%, 04/15/28	CNY	23,190		3,314,350
2.62%, 09/25/29	CNY	30,420		4,394,470
2.62%, 06/25/30	CNY	19,590		2,837,407
2.64%, 01/15/28	CNY	21,660		3,092,244
2.67%, 05/25/33	CNY	24,480		3,607,599
2.67%, 11/25/33	CNY	43,510		6,437,963
2.68%, 05/21/30	CNY	41,400		6,025,354
2.69%, 08/12/26	CNY	41,550		5,835,321
2.69%, 08/15/32	CNY	19,770		2,905,179
2.75%, 06/15/29	CNY	29,140		4,224,586
2.75%, 02/17/32	CNY	29,530		4,356,816
2.76%, 05/15/32	CNY	13,800		2,038,071
2.79%, 12/15/29	CNY	28,690		4,185,256
2.80%, 03/24/29	CNY	19,630		2,841,764
2.80%, 03/25/30	CNY	26,970		3,938,331

See Notes to Financial Statements

17

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

		Par (000’s	)	Value
China (continued)
2.80%, 11/15/32	CNY	23,610		$3,500,552
2.85%, 06/04/27	CNY	47,560		6,780,687
2.88%, 02/25/33	CNY	27,310		4,082,006
2.89%, 11/18/31	CNY	30,340		4,512,150
2.91%, 10/14/28	CNY	23,110		3,353,507
3.00%, 10/15/53	CNY	17,390		2,928,492
3.01%, 05/13/28	CNY	39,870		5,778,224
3.02%, 10/22/25	CNY	28,540		3,972,861
3.02%, 05/27/31	CNY	48,940		7,311,697
3.03%, 03/11/26	CNY	8,520		1,194,342
3.12%, 12/05/26	CNY	6,090		867,647
3.12%, 10/25/52	CNY	23,610		4,003,154
3.13%, 11/21/29	CNY	25,080		3,724,139
3.19%, 04/15/53	CNY	11,960		2,062,874
3.22%, 12/06/25	CNY	19,050		2,662,716
3.25%, 06/06/26	CNY	31,790		4,486,698
3.25%, 11/22/28	CNY	2,020		297,423
3.27%, 11/19/30	CNY	32,810		4,958,166
3.28%, 12/03/27	CNY	33,930		4,935,542
3.29%, 05/23/29	CNY	33,540		4,996,855
3.32%, 04/15/52	CNY	17,770		3,104,529
3.53%, 10/18/51	CNY	12,540		2,264,827
3.72%, 04/12/51	CNY	13,570		2,512,510
3.81%, 09/14/50	CNY	29,170		5,450,209
				234,869,082
Colombia: 4.3%
Colombian TES
5.75%, 11/03/27	COP	25,335,500		5,157,665
6.00%, 04/28/28	COP	60,685,100		12,124,572
6.25%, 11/26/25	COP	11,041,000		2,453,275
6.25%, 07/09/36	COP	33,341,000		4,899,472
7.00%, 03/26/31	COP	50,597,000		9,431,517
7.00%, 06/30/32	COP	46,461,200		8,246,417
7.25%, 10/18/34	COP	45,829,700		7,752,553
7.25%, 10/26/50	COP	64,808,200		8,777,571
7.50%, 08/26/26	COP	51,168,100		11,312,528
7.75%, 09/18/30	COP	38,494,000		7,599,701
9.25%, 05/28/42	COP	90,400,400		15,887,107
11.50%, 07/25/46	COP	28,009,000		5,773,534
13.25%, 02/09/33	COP	44,986,000		11,045,860
				110,461,772
Czech Republic: 4.7%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	105,210		3,606,200
0.25%, 02/10/27	CZK	201,400		7,711,931
1.20%, 03/13/31	CZK	198,440		6,956,066
1.50%, 04/24/40	CZK	104,730		2,945,430
1.75%, 06/23/32	CZK	200,110		7,078,856
1.95%, 07/30/37	CZK	87,580		2,781,612
2.00%, 10/13/33	CZK	219,010		7,616,427
2.75%, 07/23/29	CZK	213,330		8,385,393
3.00%, 03/03/33	CZK	63,740		2,422,032
3.50%, 05/30/35	CZK	152,390		5,909,262
3.60%, 06/03/36	CZK	26,550		1,025,705
4.50%, 11/11/32	CZK	140,180		5,929,363
4.90%, 04/14/34	CZK	152,440		6,632,577
5.00%, 09/30/30	CZK	187,090		8,155,509
		Par (000’s	)	Value
Czech Republic (continued)
5.50%, 12/12/28	CZK	136,770		$5,999,714
5.75%, 03/29/29	CZK	92,940		4,121,351
6.00%, 02/26/26	CZK	9,180		389,022
6.20%, 06/16/31	CZK	55,110		2,564,050
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	197,690		7,005,538
1.00%, 06/26/26	CZK	197,690		7,828,497
2.40%, 09/17/25	CZK	111,640		4,561,403
2.50%, 08/25/28	CZK	199,650		7,872,954
4.20%, 12/04/36	CZK	124,340		5,072,420
				122,571,312
Dominican Republic: 1.2%
Dominican Republic International Bond 144A
10.75%, 06/01/36	DOP	583,300		10,355,342
11.25%, 09/15/35	DOP	58,000		1,044,611
13.62%, 02/03/33	DOP	671,850		13,480,520
Dominican Republic International Bond Reg S
11.25%, 09/15/35	DOP	367,650		6,621,570
13.62%, 02/03/33	DOP	26,680		535,328
				32,037,371
Hungary: 3.9%
Hungary Government Bond
1.00%, 11/26/25	HUF	2,956,250		7,168,935
1.50%, 04/22/26	HUF	2,668,270		6,366,938
1.50%, 08/26/26	HUF	1,685,170		3,961,283
2.00%, 05/23/29 †	HUF	3,744,180		7,982,793
2.25%, 04/20/33	HUF	3,593,710		6,631,934
2.25%, 06/22/34 †	HUF	1,182,750		2,119,028
2.75%, 12/22/26	HUF	2,199,350		5,200,600
3.00%, 10/27/27	HUF	3,252,890		7,509,924
3.00%, 08/21/30	HUF	3,094,860		6,664,221
3.00%, 10/27/38	HUF	2,379,330		3,953,620
3.00%, 04/25/41	HUF	1,507,990		2,361,504
3.25%, 10/22/31	HUF	3,861,430		8,136,468
4.50%, 03/23/28 †	HUF	1,504,160		3,583,991
4.75%, 11/24/32	HUF	3,214,750		7,216,066
6.75%, 10/22/28	HUF	4,497,670		11,447,415
7.00%, 10/24/35 †	HUF	1,605,100		4,173,558
9.50%, 10/21/26	HUF	2,288,910		6,082,313
				100,560,591
India: 6.3%
India Government Bond
5.77%, 08/03/30	INR	273,010		3,047,269
5.79%, 05/11/30	INR	602,390		6,741,468
5.85%, 12/01/30	INR	580,880		6,496,517
6.10%, 07/12/31	INR	663,540		7,488,564
6.45%, 10/07/29	INR	400,570		4,643,339
6.54%, 01/17/32	INR	680,880		7,863,458
6.67%, 12/17/50	INR	592,300		6,691,707
6.79%, 10/07/34	INR	277,320		3,255,904
6.99%, 12/15/51	INR	556,150		6,538,549

See Notes to Financial Statements

18

		Par (000’s	)	Value
India (continued)
7.02%, 06/18/31	INR	155,530		$1,837,997
7.04%, 06/03/29	INR	260,230		3,075,364
7.06%, 04/10/28	INR	280,650		3,321,261
7.10%, 04/18/29	INR	551,620		6,530,100
7.10%, 04/08/34	INR	696,050		8,297,640
7.16%, 09/20/50	INR	558,760		6,695,719
7.17%, 04/17/30	INR	220,310		2,617,560
7.18%, 08/14/33	INR	869,690		10,393,453
7.18%, 07/24/37	INR	680,800		8,171,566
7.26%, 01/14/29	INR	426,700		5,087,968
7.26%, 08/22/32	INR	431,300		5,184,341
7.26%, 02/06/33	INR	554,780		6,676,055
7.30%, 06/19/53	INR	805,230		9,799,682
7.32%, 11/13/30	INR	207,960		2,499,679
7.36%, 09/12/52	INR	572,600		6,965,771
7.37%, 10/23/28	INR	120,230		1,434,084
7.37%, 01/23/54	INR	39,470		481,472
7.38%, 06/20/27	INR	303,850		3,613,418
7.41%, 12/19/36	INR	586,340		7,135,256
7.54%, 05/23/36	INR	639,940		7,856,947
7.72%, 06/15/49	INR	251,000		3,200,673
				163,642,781
Indonesia: 8.0%
Indonesia Treasury Bond
5.12%, 04/15/27	IDR	109,645,000		6,544,161
5.50%, 04/15/26	IDR	38,165,000		2,326,488
6.12%, 05/15/28	IDR	64,802,000		3,923,712
6.25%, 06/15/36	IDR	58,110,000		3,394,750
6.38%, 08/15/28	IDR	96,145,000		5,861,410
6.38%, 04/15/32	IDR	166,410,000		9,950,997
6.38%, 07/15/37	IDR	20,000,000		1,179,198
6.50%, 07/15/30	IDR	3,040,000		184,495
6.50%, 02/15/31	IDR	169,687,000		10,261,767
6.62%, 05/15/33	IDR	71,803,000		4,347,840
6.62%, 02/15/34	IDR	162,130,000		9,819,618
6.75%, 07/15/35	IDR	20,440,000		1,247,529
6.88%, 04/15/29	IDR	129,428,000		8,008,734
7.00%, 05/15/27	IDR	96,128,000		5,973,434
7.00%, 09/15/30	IDR	184,005,000		11,419,628
7.00%, 02/15/33	IDR	142,508,000		8,841,517
7.12%, 06/15/38	IDR	99,470,000		6,202,182
7.12%, 06/15/42	IDR	110,132,000		6,837,901
7.12%, 06/15/43	IDR	93,570,000		5,832,501
7.50%, 08/15/32	IDR	51,300,000		3,267,901
7.50%, 06/15/35	IDR	131,930,000		8,442,536
7.50%, 05/15/38	IDR	81,279,000		5,209,027
7.50%, 04/15/40	IDR	126,372,000		8,139,158
8.25%, 05/15/29	IDR	135,631,000		8,810,327
8.25%, 06/15/32	IDR	40,064,000		2,658,189
8.25%, 05/15/36	IDR	114,885,000		7,773,635
8.38%, 09/15/26	IDR	88,662,000		5,632,502
8.38%, 03/15/34	IDR	165,318,000		11,169,827
8.38%, 04/15/39	IDR	60,773,000		4,190,222
8.75%, 05/15/31	IDR	61,737,000		4,168,274
9.00%, 03/15/29	IDR	96,632,000		6,431,627
9.50%, 07/15/31	IDR	30,111,000		2,109,741
10.50%, 08/15/30	IDR	42,082,000		3,039,134
11.00%, 09/15/25	IDR	20,032,000		1,278,588
		Par (000’s	)	Value
Indonesia (continued)
Perusahaan Penerbit SBSN
4.88%, 07/15/26	IDR	45,390,000		$2,725,549
5.88%, 07/15/28	IDR	33,360,000		2,005,522
6.38%, 03/15/34	IDR	43,510,000		2,636,567
6.88%, 03/15/36	IDR	24,600,000		1,542,215
8.88%, 11/15/31	IDR	44,820,000		3,110,808
				206,499,211
Malaysia: 8.4%
Malaysia Government Bond
2.63%, 04/15/31	MYR	37,606		7,880,021
3.50%, 05/31/27	MYR	32,827		7,344,050
3.52%, 04/20/28	MYR	16,197		3,616,601
3.58%, 07/15/32	MYR	18,851		4,152,504
3.73%, 06/15/28	MYR	23,745		5,334,609
3.76%, 05/22/40	MYR	28,433		6,183,053
3.83%, 07/05/34	MYR	23,893		5,348,858
3.88%, 08/15/29	MYR	33,247		7,517,420
3.90%, 11/30/26	MYR	22,386		5,051,190
3.90%, 11/16/27	MYR	25,305		5,720,003
3.91%, 07/15/26	MYR	21,372		4,815,752
3.96%, 09/15/25	MYR	26,788		6,018,388
4.05%, 04/18/39	MYR	7,425		1,676,445
4.07%, 06/15/50	MYR	30,322		6,684,484
4.18%, 05/16/44	MYR	8,535		1,938,554
4.25%, 05/31/35	MYR	16,953		3,918,993
4.46%, 03/31/53	MYR	21,513		5,028,500
4.50%, 04/30/29	MYR	10,503		2,431,607
4.64%, 11/07/33	MYR	27,025		6,408,399
4.70%, 10/15/42	MYR	27,748		6,696,612
4.76%, 04/07/37	MYR	27,189		6,561,678
4.89%, 06/08/38	MYR	22,925		5,612,541
4.92%, 07/06/48	MYR	17,082		4,266,027
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	25,037		5,590,325
3.45%, 07/15/36	MYR	21,996		4,700,649
3.46%, 10/15/30	MYR	26,499		5,844,830
3.60%, 07/31/28	MYR	19,257		4,309,069
3.73%, 03/31/26	MYR	25,849		5,806,797
3.80%, 10/08/31	MYR	13,975		3,134,958
3.99%, 10/15/25	MYR	23,734		5,336,863
4.07%, 09/30/26	MYR	29,652		6,711,607
4.12%, 11/30/34	MYR	28,905		6,615,104
4.13%, 08/15/25	MYR	13,039		2,931,750
4.13%, 07/09/29	MYR	27,828		6,351,998
4.19%, 10/07/32	MYR	25,389		5,823,760
4.25%, 09/30/30	MYR	22,122		5,079,271
4.26%, 07/26/27	MYR	10,010		2,282,607
4.29%, 08/14/43	MYR	29,998		6,888,078
4.37%, 10/31/28	MYR	24,915		5,722,753
4.42%, 09/30/41	MYR	18,653		4,360,858
4.47%, 09/15/39	MYR	33,010		7,782,647
4.66%, 03/31/38	MYR	10,025		2,400,544
				217,880,757
Mexico: 5.3%
Mexican Bonos

See Notes to Financial Statements

19

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

		Par (000’s	)	Value
Mexico (continued)
5.50%, 03/04/27	MXN	285,720		$12,588,349
5.75%, 03/05/26	MXN	12,192		559,670
7.00%, 09/03/26	MXN	31,189		1,436,394
7.50%, 06/03/27	MXN	92,423		4,223,280
7.50%, 05/26/33	MXN	364,655		14,834,708
7.75%, 05/29/31	MXN	399,565		17,153,629
7.75%, 11/23/34	MXN	355,374		14,308,463
7.75%, 11/13/42	MXN	421,850		15,580,905
8.00%, 05/24/35	MXN	25,166		1,041,376
8.00%, 11/07/47	MXN	295,824		10,982,886
8.00%, 07/31/53	MXN	380,811		13,904,358
8.50%, 03/01/29	MXN	129,043		5,876,855
8.50%, 05/31/29	MXN	212,005		9,662,310
8.50%, 11/18/38	MXN	241,621		9,914,384
10.00%, 11/20/36	MXN	102,227		4,782,791
				136,850,358
Peru: 3.6%
Peru Government Bond
5.35%, 08/12/40	PEN	26,465		5,900,662
5.40%, 08/12/34	PEN	39,405		9,567,901
5.94%, 02/12/29	PEN	31,997		8,791,224
6.15%, 08/12/32	PEN	48,495		12,806,926
6.35%, 08/12/28	PEN	17,565		4,918,128
6.90%, 08/12/37	PEN	46,851		12,381,496
6.95%, 08/12/31	PEN	45,642		12,796,899
8.20%, 08/12/26	PEN	9,662		2,718,070
Peru Government Bond 144A Reg S
7.30%, 08/12/33	PEN	40,713		11,415,116
7.60%, 08/12/39	PEN	37,645		10,497,385
				91,793,807
Poland: 4.4%
Republic of Poland Government Bond
0.00%, 10/25/25 ^	PLN	21,462		4,991,549
0.25%, 10/25/26	PLN	25,928		5,763,312
1.25%, 10/25/30	PLN	58,786		11,254,212
1.75%, 04/25/32	PLN	57,958		10,781,881
2.50%, 07/25/26	PLN	7,849		1,828,185
2.50%, 07/25/27	PLN	48,167		10,931,234
2.75%, 04/25/28	PLN	15,251		3,412,632
2.75%, 10/25/29	PLN	46,399		9,974,788
3.75%, 05/25/27	PLN	36,451		8,559,103
4.75%, 07/25/29	PLN	54,535		12,788,767
5.00%, 10/25/34	PLN	25,680		5,832,454
6.00%, 10/25/33 †	PLN	62,422		15,311,187
7.50%, 07/25/28	PLN	45,263		11,700,104
				113,129,408
Romania: 4.2%
Romania Government Bond
2.50%, 10/25/27	RON	20,415		3,762,984
3.25%, 06/24/26	RON	24,850		4,905,197
3.50%, 11/25/25	RON	19,070		3,859,066
3.65%, 09/24/31	RON	22,825		3,880,193
4.15%, 01/26/28	RON	24,310		4,687,701
4.15%, 10/24/30	RON	22,565		4,032,621
4.25%, 04/28/36	RON	18,965		3,014,748
		Par (000’s	)	Value
Romania (continued)
4.75%, 10/11/34	RON	23,690		$4,063,129
4.85%, 04/22/26	RON	21,840		4,428,530
4.85%, 07/25/29	RON	26,570		5,048,470
5.00%, 02/12/29	RON	23,915		4,625,138
5.80%, 07/26/27	RON	25,230		5,116,611
6.30%, 04/25/29	RON	17,385		3,507,903
6.70%, 02/25/32	RON	27,400		5,512,152
7.10%, 07/31/34 †	RON	17,475		3,569,666
7.20%, 10/28/26	RON	26,540		5,535,901
7.20%, 05/31/27	RON	24,820		5,172,456
7.20%, 10/30/33	RON	27,955		5,764,435
7.35%, 04/28/31	RON	28,070		5,853,111
7.90%, 02/24/38	RON	26,130		5,655,591
8.00%, 04/29/30	RON	25,245		5,422,087
8.25%, 09/29/32	RON	26,425		5,790,825
8.75%, 10/30/28	RON	27,320		5,973,325
				109,181,840
Serbia: 1.3%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	849,200		7,529,648
4.50%, 08/20/32	RSD	1,091,460		9,431,297
5.88%, 02/08/28	RSD	867,800		8,076,802
7.00%, 10/26/31	RSD	848,740		8,479,886
				33,517,633
South Africa: 6.1%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	120,943		4,621,957
6.50%, 02/28/41	ZAR	107,750		3,813,520
7.00%, 02/28/31	ZAR	254,337		11,980,895
8.00%, 01/31/30	ZAR	415,123		21,076,651
8.25%, 03/31/32	ZAR	388,101		19,043,787
8.50%, 01/31/37	ZAR	375,871		16,919,256
8.75%, 01/31/44	ZAR	316,675		13,617,449
8.75%, 02/28/48	ZAR	504,020		21,486,723
8.88%, 02/28/35	ZAR	404,942		19,550,886
9.00%, 01/31/40	ZAR	327,143		14,767,722
10.00%, 03/31/33	ZAR	18,445		975,640
10.50%, 12/21/26	ZAR	82,292		4,542,431
10.88%, 03/31/38	ZAR	28,135		1,487,735
11.62%, 03/31/53	ZAR	73,931		4,093,450
				157,978,102
Supranational: 6.9%
Asian Development Bank 2.50%, 02/15/27	CNY	14,000		1,926,508
Asian Infrastructure Investment Bank Reg S
5.00%, 03/05/26	MXN	55,650		2,518,104
30.00%, 09/29/27	TRY	17,000		427,503
European Bank for Reconstruction & Development
0.87%, 03/04/26	PLN	7,000		1,583,572
3.70%, 02/02/26	CZK	114,000		4,705,208
4.25%, 02/07/28	IDR	47,900,000		2,779,920
5.00%, 10/06/26	IDR	63,083,400		3,805,682
5.12%, 05/01/27	IDR	3,000,000		179,899
6.25%, 04/11/28	INR	221,000		2,528,043

See Notes to Financial Statements

20

		Par (000’s	)	Value
Supranational (continued)
30.00%, 08/25/25	TRY	38,500		$1,045,961
European Bank for Reconstruction & Development Reg S
3.01%, 03/13/28	PLN	18,110		4,070,725
5.08%, 12/15/25	MXN	334,590		15,309,674
European Investment Bank 8.12%, 12/21/26	ZAR	196,885		10,602,698
European Investment Bank 144A 6.95%, 03/01/29	INR	214,700		2,483,433
European Investment Bank Reg S
1.00%, 02/25/28	PLN	20,442		4,298,284
2.75%, 08/25/26	PLN	55,008		12,783,075
2.88%, 11/15/29	PLN	4,100		876,781
3.00%, 01/27/26	CZK	47,200		1,939,794
3.00%, 11/25/29	PLN	34,250		7,274,580
7.40%, 10/23/33	INR	78,000		933,394
8.00%, 05/05/27	ZAR	15,790		842,940
Inter-American Development Bank
7.00%, 01/25/29	INR	193,000		2,237,832
7.00%, 04/17/33	INR	115,000		1,340,314
7.05%, 04/08/29	INR	73,000		848,011
7.35%, 10/06/30	INR	275,000		3,238,954
International Bank for Reconstruction & Development
2.00%, 02/18/26	CNY	30,000		4,095,807
2.25%, 01/19/29	CNY	35,000		4,751,690
2.75%, 01/19/27	CNY	56,000		7,746,344
2.75%, 07/26/34	CNY	14,000		1,962,565
4.25%, 01/22/26	MXN	155,000		6,998,305
4.60%, 02/09/26	IDR	88,600,000		5,373,232
5.30%, 06/25/30	MXN	62,000		2,453,939
5.35%, 02/09/29	IDR	4,860,000		287,009
5.73%, 08/02/27	PLN	3,600		877,021
6.75%, 09/08/27	INR	77,000		891,501
7.25%, 01/21/27	MXN	258,350		11,894,456
8.50%, 04/06/26	MXN	33,000		1,556,477
International Finance Corp.
5.02%, 02/11/28	MXN	40,000		1,678,470
7.00%, 07/20/27	MXN	265,610		12,047,314
7.50%, 01/18/28	MXN	110,150		5,027,346
7.75%, 01/18/30	MXN	159,200		7,165,349
8.00%, 07/27/27	ZAR	3,050		161,730
12.00%, 11/03/27	COP	7,100,000		1,692,483
International Finance Corp. Reg S 8.38%, 05/31/29	MXN	239,210		10,807,566
				178,049,493
Thailand: 8.0%
Thailand Government Bond 1.00%, 06/17/27	THB	374,510		10,722,177
		Par (000’s	)	Value
Thailand (continued)
1.58%, 12/17/35	THB	259,047		$7,072,632
1.60%, 12/17/29	THB	249,402		7,153,938
1.60%, 06/17/35	THB	128,739		3,530,323
2.00%, 12/17/31	THB	380,877		11,042,757
2.00%, 06/17/42	THB	180,276		4,844,932
2.12%, 12/17/26	THB	287,801		8,458,133
2.25%, 03/17/27	THB	305,920		9,014,579
2.35%, 06/17/26	THB	284,787		8,393,848
2.40%, 11/17/27	THB	297,185		8,803,407
2.40%, 03/17/29	THB	293,547		8,719,003
2.50%, 11/17/29	THB	204,685		6,115,866
2.65%, 06/17/28	THB	328,022		9,813,085
2.80%, 06/17/34	THB	293,890		9,002,424
2.88%, 12/17/28	THB	245,642		7,429,561
2.88%, 06/17/46	THB	214,809		6,499,981
3.30%, 06/17/38	THB	314,650		10,085,840
3.35%, 06/17/33	THB	302,836		9,621,302
3.39%, 06/17/37	THB	325,513		10,514,426
3.40%, 06/17/36	THB	225,443		7,320,161
3.45%, 06/17/43	THB	355,110		11,563,646
3.65%, 06/20/31	THB	247,991		7,927,018
3.77%, 06/25/32	THB	299,661		9,720,785
3.85%, 12/12/25	THB	191,289		5,712,281
4.88%, 06/22/29	THB	274,746		9,018,720
				208,100,825
Turkey: 2.7%
Turkiye Government Bond
10.50%, 08/11/27	TRY	181,522		3,202,610
10.60%, 02/11/26	TRY	75,018		1,622,524
11.00%, 02/24/27	TRY	26,949		506,414
11.70%, 11/13/30	TRY	111,519		1,795,150
12.40%, 03/08/28	TRY	234,153		4,057,668
12.60%, 10/01/25	TRY	233,243		5,534,356
16.90%, 09/02/26	TRY	145,498		3,136,184
17.30%, 07/19/28	TRY	339,387		6,838,146
17.80%, 07/13/33	TRY	188,580		3,693,998
26.20%, 10/05/33	TRY	797,529		21,663,596
31.08%, 11/08/28	TRY	633,026		17,718,298
				69,768,944
Uruguay: 1.1%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	550,265		11,726,133
9.75%, 07/20/33	UYU	546,450		12,514,600
Uruguay Government International Bond 144A 8.50%, 03/15/28	UYU	39,375		883,446
Uruguay Government International Bond Reg S

See Notes to Financial Statements

21

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

		Par (000’s	)	Value
Uruguay (continued)
8.50%, 03/15/28	UYU	197,065		$4,421,495
				29,545,674
Total Government Obligations (Cost: $2,783,530,957)				2,545,158,703
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $2,799,168,762)				2,554,672,083
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8%
Money Market Fund: 0.8% (Cost: $21,907,181)
State Street Navigator Securities Lending Government Money Market Portfolio	21,907,181	$21,907,181

Total Investments: 99.5% (Cost: $2,821,075,943)		2,576,579,264
Other assets less liabilities: 0.5%		13,973,996
NET ASSETS: 100.0%		$2,590,553,260

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $17,696,797.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $93,802,750, or 3.6% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$9,513,380	$—	$9,513,380
Government Obligations *	—	2,545,158,703	—	2,545,158,703
Money Market Fund	21,907,181	—	—	21,907,181
Total Investments	$21,907,181	$2,554,672,083	$—	$2,576,579,264

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

22

VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 100.2%
Financial Services: 100.2%
AGNC Investment Corp. †	3,625,003	$33,386,278
Annaly Capital Management, Inc.	1,991,819	36,450,288
Apollo Commercial Real Estate Finance, Inc. †	1,013,284	8,775,039
Arbor Realty Trust, Inc. †	1,074,483	14,881,590
Ares Commercial Real Estate Corp. †	529,201	3,116,994
ARMOUR Residential REIT, Inc. †	402,619	7,593,394
Blackstone Mortgage Trust, Inc.	792,943	13,805,138
BrightSpire Capital, Inc.	1,074,753	6,061,607
Chimera Investment Corp.	739,078	10,347,092
Dynex Capital, Inc. †	823,132	10,412,620
Ellington Financial, Inc. †	808,054	9,793,614
Franklin BSP Realty Trust, Inc. †	664,804	8,336,642
Invesco Mortgage Capital, Inc. †	582,390	4,688,239
KKR Real Estate Finance Trust, Inc.	486,653	4,915,195
Ladder Capital Corp.	1,045,345	11,697,411
MFA Financial, Inc.	806,193	8,215,107
	Number of Shares	Value
Financial Services (continued)
New York Mortgage Trust, Inc. †	776,663	$4,706,578
Orchid Island Capital, Inc. †	813,906	6,332,189
PennyMac Mortgage Investment Trust †	627,183	7,896,234
Ready Capital Corp. †	1,464,061	9,984,896
Redwood Trust, Inc.	955,036	6,236,385
Rithm Capital Corp.	2,022,993	21,909,014
Starwood Property Trust, Inc. †	1,258,703	23,852,422
TPG RE Finance Trust, Inc.	657,384	5,587,764
Two Harbors Investment Corp.	795,185	9,407,038
Total Common Stocks (Cost: $317,710,687)		288,388,768

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.4%
Money Market Fund: 5.4% (Cost: $15,605,697)
State Street Navigator Securities Lending Government Money Market Portfolio	15,605,697	15,605,697
Total Investments: 105.6% (Cost: $333,316,384)		303,994,465
Liabilities in excess of other assets: (5.6)%		(16,015,361)
NET ASSETS: 100.0%		$287,979,104

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $81,702,317.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$288,388,768	$—	$—	$288,388,768
Money Market Fund	15,605,697	—	—	15,605,697
Total Investments	$303,994,465	$—	$—	$303,994,465

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

23

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
PREFERRED SECURITIES: 99.8%
Aerospace & Defense: 13.2%
Boeing Co. 6.00%, 10/15/27	4,123,397	$251,073,643
Automobiles & Auto Parts: 3.8%
Ford Motor Co.
6.00%, 12/01/59	1,148,598	26,291,408
6.20%, 06/01/59	1,076,806	24,637,321
6.50%, 08/15/62 †	861,452	21,036,658
		71,965,387
Chemicals: 3.5%
Albemarle Corp. 7.25%, 03/01/27	1,651,112	67,183,747
Computers Phones & Household Electronics: 3.6%
Hewlett Packard Enterprise Co. 7.62%, 09/01/27	1,076,806	67,526,504
Consumer Goods Conglomerates: 0.3%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81	358,944	5,980,007
Diversified Retail: 1.3%
Qurate Retail, Inc. 8.00%, 03/15/31 †	456,453	15,747,629
QVC, Inc. 6.25%, 11/26/68 †	718,159	8,438,368
		24,185,997
Electric Utilities & IPPs: 24.4%
Brookfield BRP Holdings Canada, Inc.
4.62%, 04/30/26	502,508	7,929,576
4.88%, 12/09/26	373,292	6,219,045
DTE Energy Co.
4.38%, 12/01/81	402,014	7,372,937
5.25%, 12/01/77	574,305	12,657,682
Duke Energy Corp.
5.62%, 09/15/78 †	717,868	16,963,221
5.75%, 06/15/24 †	1,435,752	35,003,634
Entergy Arkansas LLC 4.88%, 09/01/66	588,653	12,891,501
Entergy Louisiana LLC 4.88%, 09/01/66	387,645	8,431,279
Entergy Mississippi LLC 4.90%, 10/01/66	373,292	8,268,418
Georgia Power Co. 5.00%, 10/01/77	387,645	8,373,132
NextEra Energy Capital Holdings, Inc. 5.65%, 03/01/79 †	987,088	22,900,442
NextEra Energy, Inc.
6.93%, 09/01/25 †	1,435,752	58,750,972
7.23%, 11/01/27 *	1,075,666	49,050,370
7.30%, 06/01/27 †	1,435,752	70,050,340
SCE Trust IV 5.38% (Term SOFR USD 3 Month+3.39%), 09/15/25 †	466,622	11,455,570
SCE Trust V
	Number of Shares	Value
Electric Utilities & IPPs (continued)
5.45% (Term SOFR USD 3 Month+4.05%), 03/15/26	430,714	$10,595,564
SCE Trust VI 5.00%	681,976	13,025,741
SCE Trust VII 7.50%, 11/22/28	789,658	20,412,660
SCE Trust VIII 6.95%, 05/13/29	502,508	12,778,778
Southern Co.
4.20%, 10/15/60 †	1,076,806	20,362,401
4.95%, 01/30/80	1,435,752	29,720,066
5.25%, 12/01/77	646,091	14,194,619
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28 †	368,262	8,296,943
		465,704,891
Food & Tobacco: 4.5%
CHS, Inc.
6.75%, 09/30/24 †	707,100	17,521,938
7.10%	603,021	15,232,310
7.50%, 01/21/25 †	743,006	19,072,964
7.88% †	770,275	20,843,642
8.00% †	440,489	12,426,195
		85,097,049
Investment Banking & Investment Services: 1.4%
BrightSpring Health Services, Inc. 6.75%, 02/01/27	287,152	17,975,715
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26 †	470,641	9,041,014
		27,016,729
Machinery; Equipment & Components: 2.1%
Chart Industries, Inc. 6.75%, 12/15/25	288,942	20,364,632
Wesco International, Inc. 10.62% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	773,160	19,731,043
		40,095,675
Multiline Utilities: 3.6%
Algonquin Power & Utilities Corp. 8.86%, 07/01/79	502,508	12,673,252
CMS Energy Corp.
5.88%, 10/15/78 †	402,014	9,218,181
5.88%, 03/01/79 †	904,521	20,921,571
Sempra 5.75%, 07/01/79	1,087,575	24,687,952
		67,500,956
Natural Gas Utilities: 0.5%
Spire, Inc. 5.90%, 08/15/24 †	358,944	8,883,864
Office Equipment: 0.6%
Pitney Bowes, Inc.

See Notes to Financial Statements

24

	Number of Shares	Value
Office Equipment (continued)
6.70%, 03/07/43 †	610,191	$11,361,756
Oil & Gas: 0.6%
NGL Energy Partners LP 11.94% (Term SOFR USD 3 Month+7.47%)	451,693	10,840,632
Professional & Commercial Services: 0.4%
BIP Bermuda Holdings I Ltd. 5.12%, 01/21/27	430,714	7,253,224
Real Estate Operations: 1.9%
Brookfield Property Preferred LP 6.25%, 07/26/81	963,523	14,838,254
DigitalBridge Group, Inc.
7.12% †	416,942	10,352,670
7.15% †	461,885	11,339,277
		36,530,201
Residential & Commercial REITs: 21.0%
AGNC Investment Corp.
6.12%, 04/15/25 †	825,550	20,341,552
6.50%, 10/15/24	577,884	14,701,369
10.03% (Term SOFR USD 3 Month+5.37%) †	466,622	12,024,849
Annaly Capital Management, Inc. 8.90% (Term SOFR USD 3 Month+4.43%)	610,191	15,535,463
9.58% (Term SOFR USD 3 Month+5.25%), 06/30/24 †	635,323	16,353,214
9.72% (Term SOFR USD 3 Month+5.25%)	1,033,738	26,598,079
Arbor Realty Trust, Inc. 6.25% (Term SOFR USD 3 Month+5.44%), 10/12/26 †	407,174	9,299,854
Chimera Investment Corp. 7.75%, 09/30/25	373,292	8,641,710
10.38% (Term SOFR USD 3 Month+6.05%)	466,622	11,572,226
Digital Realty Trust, Inc. 5.20%, 10/10/24	495,327	10,505,886
Diversified Healthcare Trust
5.62%, 08/01/42	502,508	7,834,100
6.25%, 02/01/46	358,944	5,660,547
Franklin BSP Realty Trust, Inc. 7.50% †	370,702	7,521,544
Hudson Pacific Properties, Inc. 4.75%, 11/16/26 †	610,191	8,560,980
Kimco Realty Corp. 5.25%	375,589	7,913,660
MFA Financial, Inc. 6.50%, 03/31/25	394,830	9,625,955
PennyMac Mortgage Investment Trust 6.75%, 08/24/26	358,944	6,784,042
Public Storage 3.88%, 10/06/25	405,599	6,777,559
	Number of Shares	Value
Residential & Commercial REITs (continued)
4.00%, 06/16/26	1,491,450	$25,159,362
4.10%, 01/13/27	358,944	6,328,183
4.62%, 06/17/25	811,193	15,745,256
4.70%, 11/15/24	371,581	7,301,567
4.88%, 09/12/24	453,991	9,556,511
5.05% †	430,714	9,333,572
5.15% †	402,014	8,904,610
5.60%	409,184	9,513,528
Rithm Capital Corp. 6.38%, 02/15/25 †	570,846	14,054,228
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26 †	667,630	15,862,889
10.49%, 08/15/24 †	404,167	10,241,592
RLJ Lodging Trust 1.95% †	462,315	11,354,456
Two Harbors Investment Corp. 7.62%, 07/27/27 †	364,676	8,413,075
UMH Properties, Inc. 6.38%	440,487	10,047,508
Vornado Realty Trust
4.45%, 09/22/26	430,714	6,805,281
5.25%, 11/24/25 †	889,428	15,620,637
5.40%	430,714	7,546,109
		398,040,953
Telecommunications Services: 13.1%
AT&T, Inc.
4.75%, 02/18/25	2,512,556	49,874,237
5.00%, 12/12/24	1,722,890	36,249,606
5.35%, 11/01/66 †	1,898,772	46,349,025
Qwest Corp.
6.50%, 09/01/56 †	1,403,450	24,560,375
6.75%, 06/15/57	947,593	16,582,877
Telephone and Data Systems, Inc.
6.00%, 09/30/26 †	990,662	17,138,453
6.62%, 03/31/26	603,021	11,433,278
United States Cellular Corp.
5.50%, 03/01/70 †	717,868	16,065,886
5.50%, 06/01/70	717,868	16,065,886
6.25%, 09/01/69 †	717,868	16,597,108
		250,916,731
Total Preferred Securities (Cost: $1,890,560,544)		1,897,157,946

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9%
Money Market Fund: 1.9% (Cost: $35,264,117)
State Street Navigator Securities Lending Government Money Market Portfolio	35,264,117	35,264,117
Total Investments: 101.7% (Cost: $1,925,824,661)		1,932,422,063
Liabilities in excess of other assets: (1.7)%		(31,370,237)
NET ASSETS: 100.0%		$1,901,051,826

See Notes to Financial Statements

25

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

IPP	Independent power producer
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $47,251,061.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities *	$1,897,157,946	$—	$—	$1,897,157,946
Money Market Fund	35,264,117	—	—	35,264,117
Total Investments	$1,932,422,063	$—	$—	$1,932,422,063

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	BDC Income ETF	China Bond ETF	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,356,028,262	$20,260,318	$22,170,002	$2,554,672,083
Short-term investments held as collateral for securities loaned (3)	75,308,443	—	689,265	21,907,181
Total return swap contracts, at value	84,856	—	—	—
Cash	4,996,319	29,322	45,380	67,869
Cash denominated in foreign currency, at value (4)	—	1,407,072(a)	306,688	2,467,460
Receivables:
Investment securities sold	14,072,490	4,162	204,679	25,339,252
Due from Adviser	—	24,331	—	—
Dividends and interest	11,153,935	334,650	392,831	51,301,268
Prepaid expenses	—	693	—	22,359
Other assets	—	530	—	94,469
Total assets	1,461,644,305	22,061,078	23,808,845	2,655,871,941
Liabilities:
Payables:
Investment securities purchased	—	—	460,662	41,718,677
Collateral for securities loaned	75,308,443	—	689,265	21,907,181
Line of credit	16,621,127	—	—	—
Due to Adviser	454,984	—	7,758	554,476
Deferred Trustee fees	9,395	1,636	33,385	321,544
Accrued expenses	3,067	65,352	36	816,803
Total liabilities	92,397,016	66,988	1,191,106	65,318,681
NET ASSETS	$1,369,247,289	$21,994,090	$22,617,739	$2,590,553,260
Shares outstanding	82,550,000	1,000,000	1,100,000	111,622,682
Net asset value, redemption and offering price per share	$16.59	$21.99	$20.56	$23.21
Net Assets consist of:
Aggregate paid in capital	$1,445,083,179	$22,799,122	$43,158,147	$3,386,539,301
Total distributable loss	(75,835,890)	(805,032)	(20,540,408)	(795,986,041)
NET ASSETS	$1,369,247,289	$21,994,090	$22,617,739	$2,590,553,260
(1) Includes Investment in securities on loan, at market value	$262,824,999	$—	$714,983	$17,696,797
(2) Cost of investments - Unaffiliated issuers	$1,300,415,547	$21,028,292	$23,843,848	$2,799,168,762
(3) Cost of short-term investments held as collateral for securities loaned	$75,308,443	$—	$689,265	$21,907,181
(4) Cost of cash denominated in foreign currency	$—	$1,413,887	$310,039	$2,475,521

(a)	Includes $28,771 of foreign investor minimum settlement reserve funds (see Note 2I).

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$288,388,768	$1,897,157,946
Short-term investments held as collateral for securities loaned (3)	15,605,697	35,264,117
Cash	3,138	102,754
Receivables:
Shares of beneficial interest sold	—	1,725,764
Dividends and interest	6,300,839	6,098,713
Federal and State income taxes	—	40,462
Total assets	310,298,442	1,940,389,756
Liabilities:
Payables:
Investment securities purchased	—	1,721,380
Collateral for securities loaned	15,605,697	35,264,117
Line of credit	6,595,646	1,652,186
Due to Adviser	101,257	662,916
Deferred Trustee fees	16,360	36,282
Accrued expenses	378	1,049
Total liabilities	22,319,338	39,337,930
NET ASSETS	$287,979,104	$1,901,051,826
Shares outstanding	27,150,000	110,150,000
Net asset value, redemption and offering price per share	$10.61	$17.26
Net Assets consist of:
Aggregate paid in capital	$471,954,691	$2,111,819,401
Total distributable loss	(183,975,587)	(210,767,575)
NET ASSETS	$287,979,104	$1,901,051,826
(1) Includes Investment in securities on loan, at market value	$81,702,317	$47,251,061
(2) Cost of investments - Unaffiliated issuers	$317,710,687	$1,890,560,544
(3) Cost of short-term investments held as collateral for securities loaned	$15,605,697	$35,264,117

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

	BDC Income ETF		China Bond ETF
	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Income:
Dividends	$98,533,261	$89,273,098	$—	$—
Interest	167,663	37,225	391,061	934,632
Securities lending income	4,893,780	3,818,125	—	—
Net foreign taxes reclaimed/(withheld)	—	—	—	(438)
Total income	103,594,704	93,128,448	391,061	934,194
Expenses:
Management fees	3,204,490	3,097,821	63,518	132,524
Professional fees	—	—	73,411	52,147
Custody and accounting fees	—	—	24,542	47,810
Reports to shareholders	—	—	15,905	13,728
Trustees’ fees and expenses	—	—	368	910
Registration fees	—	—	4,684	6,536
Insurance	—	—	756	2,342
Interest	110,787	177,320	—	3,718
Taxes	2,175	2,150	262	243
Other	—	—	815	808
Total expenses	3,317,452	3,277,291	184,261	260,766
Expenses assumed by the Adviser	—	—	(104,779)	(91,634)
Net expenses	3,317,452	3,277,291	79,482	169,132
Net investment income	100,277,252	89,851,157	311,579	765,062

Net realized gain (loss) on:
Investments	(21,893,630)	(10,065,812)	(397,455)	(3,305,157)
In-kind redemptions	15,487,513	12,475,244	—	—
Capital gain distributions from investment companies	82,245	1,315,178	—	—
Swap contracts	290,019	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	13,887	(56,832)
Net realized gain (loss)	(6,033,853)	3,724,610	(383,568)	(3,361,989)

Net change in unrealized appreciation (depreciation) on:
Investments	2,123,121	93,198,589	565,755	1,779,043
Swap contracts	84,856	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	—	(10,887)	(12,629)
Net change in unrealized appreciation (depreciation)	2,207,977	93,198,589	554,868	1,766,414
Net increase (decrease) in net assets resulting from operations	$96,451,376	$186,774,356	$482,879	$(830,513)

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

	International High Yield Bond ETF		J.P. Morgan EM Local Currency Bond ETF
	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Period Ended December 31, 2024(a)	Year Ended April 30,2024
Income:
Interest	$992,326	$2,354,252	$124,469,092	$203,439,563
Securities lending income	6,463	21,738	4,632	66,221
Net foreign taxes reclaimed/(withheld)	1,818	(768)	(2,227,129)	(3,427,186)
Total income	1,000,607	2,375,222	122,246,595	200,078,598
Expenses:
Management fees	69,979	167,682	5,043,525	8,435,661
Professional fees	—	—	45,381	56,948
Custody and accounting fees	—	—	442,630	779,259
Reports to shareholders	—	—	167,809	318,698
Trustees’ fees and expenses	—	—	42,044	50,223
Registration fees	—	—	4,200	9,989
Insurance	—	—	20,258	43,710
Interest	524	103	45,402	17,765
Taxes	243	58	261	358
Other	—	—	27,143	37,295
Total expenses	70,746	167,843	5,838,653	9,749,906
Expenses assumed by the Adviser	—	—	(202,084)	(358,443)
Net expenses	70,746	167,843	5,636,569	9,391,463
Net investment income	929,861	2,207,379	116,610,026	190,687,135

Net realized gain (loss) on:
Investments (1)	(318,662)	(1,369,564)	(78,876,861)	(211,366,948)
In-kind redemptions	(413,005)	(3,723,209)	901,453	(269,319)
Foreign currency transactions and foreign denominated assets and liabilities	1,351	2,472	(2,372,923)	(27,812,201)
Net realized loss	(730,316)	(5,090,301)	(80,348,331)	(239,448,468)

Net change in unrealized appreciation (depreciation) on:
Investments (2)	1,246,405	5,515,657	4,267,015	73,695,523
Foreign currency translations and foreign denominated assets and liabilities	(5,997)	(25,059)	(1,581,134)	(1,599,531)
Net change in unrealized appreciation (depreciation)	1,240,408	5,490,598	2,685,881	72,095,992
Net increase in net assets resulting from operations	$1,439,953	$2,607,676	$38,947,576	$23,334,659
(1) Net of foreign taxes	$—	$—	$(153,234)	$(302,789)
(2) Net of foreign taxes	$—	$—	$112,635	$1,024,395

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

	Mortgage REIT Income ETF		Preferred Securities ex Financials ETF
	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Income:
Dividends	$20,631,535	$23,917,532	$91,393,217	$103,296,781
Interest	10,441	9,630	495,875	1,042,568
Securities lending income	323,268	336,636	392,048	667,139
Net foreign taxes reclaimed/(withheld)	—	—	(109,254)	(329,619)
Total income	20,965,244	24,263,798	92,171,886	104,676,869
Expenses:
Management fees	773,849	895,665	4,898,451	5,266,563
Interest	43,717	76,345	12,880	54,335
Taxes	1,335	1,150	358	1,150
Total expenses	818,901	973,160	4,911,689	5,322,048
Net investment income	20,146,343	23,290,638	87,260,197	99,354,821

Net realized gain (loss) on:
Investments	(28,173,374)	(20,636,442)	(90,766,216)	(37,206,855)
In-kind redemptions	2,639,881	3,030,892	8,555,430	4,744,996
Capital gain distributions from investment companies	260,306	211,308	263,621	1,136,881
Net realized loss	(25,273,187)	(17,394,242)	(81,947,165)	(31,324,978)

Net change in unrealized appreciation (depreciation) on:
Investments	24,541,341	9,541,624	118,561,865	(4,235,878)
Net change in unrealized appreciation (depreciation)	24,541,341	9,541,624	118,561,865	(4,235,878)
Net increase in net assets resulting from operations	$19,414,497	$15,438,020	$123,874,897	$63,793,965

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF
	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Year Ended April 30, 2023
Operations:
Net investment income	$100,277,252	$89,851,157	$59,049,435
Net realized gain (loss)	(6,033,853)	3,724,610	(23,904,976)
Net change in unrealized appreciation (depreciation)	2,207,977	93,198,589	(58,310,532)
Net increase (decrease) in net assets resulting from operations	96,451,376	186,774,356	(23,166,073)
Distributions to shareholders from:
Distributable earnings	(100,652,127)	(89,851,157)	(59,501,743)
Return of capital	(534,358)	(187,793)	(1,673,017)
Total distributions	(101,186,485)	(90,038,950)	(61,174,760)

Share transactions*:
Proceeds from sale of shares	382,193,690	510,600,418	184,695,569
Cost of shares redeemed	(92,553,027)	(100,247,033)	(148,132,044)
Net increase in net assets resulting from share transactions	289,640,663	410,353,385	36,563,525
Total increase (decrease) in net assets	284,905,554	507,088,791	(47,777,308)
Net Assets, beginning of period	1,084,341,735	577,252,944	625,030,252
Net Assets, end of period	$1,369,247,289	$1,084,341,735	$577,252,944
*Shares of Common Stock Issued (no par value)
Shares sold	22,925,000	31,825,000	12,250,000
Shares redeemed	(5,550,000)	(6,350,000)	(9,850,000)
Net increase	17,375,000	25,475,000	2,400,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	China Bond ETF
	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Year Ended April 30, 2023
Operations:
Net investment income	$311,579	$765,062	$2,055,010
Net realized loss	(383,568)	(3,361,989)	(5,715,883)
Net change in unrealized appreciation (depreciation)	554,868	1,766,414	(75,243)
Net increase (decrease) in net assets resulting from operations	482,879	(830,513)	(3,736,116)
Distributions to shareholders from:
Return of capital	(312,780)	(1,040,340)	(1,816,350)

Share transactions*:
Proceeds from sale of shares	—	2,165,020	—
Cost of shares redeemed	(2,252,117)	(19,651,805)	(80,600,929)
Net decrease in net assets resulting from share transactions	(2,252,117)	(17,486,785)	(80,600,929)
Total decrease in net assets	(2,082,018)	(19,357,638)	(86,153,395)
Net Assets, beginning of period	24,076,108	43,433,746	129,587,141
Net Assets, end of period	$21,994,090	$24,076,108	$43,433,746
*Shares of Common Stock Issued (no par value)
Shares sold	—	100,000	—
Shares redeemed	(100,000)	(900,000)	(3,600,000)
Net decrease	(100,000)	(800,000)	(3,600,000)

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International High Yield Bond ETF
	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Year Ended April 30, 2023
Operations:
Net investment income	$929,861	$2,207,379	$2,966,234
Net realized loss	(730,316)	(5,090,301)	(6,221,536)
Net change in unrealized appreciation (depreciation)	1,240,408	5,490,598	3,305,546
Net increase in net assets resulting from operations	1,439,953	2,607,676	50,244
Distributions to shareholders from:
Distributable earnings	(762,590)	(1,811,747)	(2,745,823)
Return of capital	(190,340)	(464,333)	(324,327)
Total distributions	(952,930)	(2,276,080)	(3,070,150)

Share transactions*:
Proceeds from sale of shares	—	—	11,761,829
Cost of shares redeemed	(8,297,285)	(35,962,025)	(22,099,405)
Net decrease in net assets resulting from share transactions	(8,297,285)	(35,962,025)	(10,337,576)
Total decrease in net assets	(7,810,262)	(35,630,429)	(13,357,482)
Net Assets, beginning of period	30,428,001	66,058,430	79,415,912
Net Assets, end of period	$22,617,739	$30,428,001	$66,058,430
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	600,000
Shares redeemed	(400,000)	(1,800,000)	(1,100,000)
Net decrease	(400,000)	(1,800,000)	(500,000)

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	J.P. Morgan EM Local Currency Bond ETF
	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Year Ended April 30, 2023
Operations:
Net investment income	$116,610,026	$190,687,135	$173,784,121
Net realized loss	(80,348,331)	(239,448,468)	(235,655,592)
Net change in unrealized appreciation (depreciation)	2,685,881	72,095,992	201,337,025
Net increase in net assets resulting from operations	38,947,576	23,334,659	139,465,554
Distributions to shareholders from:
Distributable earnings	—	(74,799,534)	(23,143,273)
Return of capital	(116,685,317)	(116,037,962)	(149,840,524)
Total distributions	(116,685,317)	(190,837,496)	(172,983,797)

Share transactions*:
Proceeds from sale of shares	115,993,004	362,831,748	459,045,576
Cost of shares redeemed	(226,378,184)	(640,998,130)	(274,639,215)
Net increase (decrease) in net assets resulting from share transactions	(110,385,180)	(278,166,382)	184,406,361
Total increase (decrease) in net assets	(188,122,921)	(445,669,219)	150,888,118
Net Assets, beginning of period	2,778,676,181	3,224,345,400	3,073,457,282
Net Assets, end of period	$2,590,553,260	$2,778,676,181	$3,224,345,400
*Shares of Common Stock Issued (no par value)
Shares sold	4,600,000	14,400,000	18,400,000
Shares redeemed	(9,400,000)	(26,300,000)	(11,400,000)
Net increase (decrease)	(4,800,000)	(11,900,000)	7,000,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Mortgage REIT Income ETF
	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Year Ended April 30, 2023
Operations:
Net investment income	$20,146,343	$23,290,638	$16,885,952
Net realized loss	(25,273,187)	(17,394,242)	(25,025,938)
Net change in unrealized appreciation (depreciation)	24,541,341	9,541,624	(27,385,519)
Net increase (decrease) in net assets resulting from operations	19,414,497	15,438,020	(35,525,505)
Distributions to shareholders from:
Distributable earnings	(18,288,440)	(23,290,638)	(16,885,952)
Return of capital	(5,850,010)	(2,175,757)	(5,467,268)
Total distributions	(24,138,450)	(25,466,395)	(22,353,220)

Share transactions*:
Proceeds from sale of shares	50,849,592	98,094,333	61,069,628
Cost of shares redeemed	(14,189,073)	(21,455,897)	(24,680,759)
Net increase in net assets resulting from share transactions	36,660,519	76,638,436	36,388,869
Total increase (decrease) in net assets	31,936,566	66,610,061	(21,489,856)
Net Assets, beginning of period	256,042,538	189,432,477	210,922,333
Net Assets, end of period	$287,979,104	$256,042,538	$189,432,477
*Shares of Common Stock Issued (no par value)
Shares sold	4,450,000	8,650,000	5,250,000
Shares redeemed	(1,250,000)	(1,900,000)	(1,900,000)
Net increase	3,200,000	6,750,000	3,350,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Preferred Securities ex Financials ETF
	Period Ended December 31, 2024(a)	Year Ended April 30, 2024	Year Ended April 30, 2023
Operations:
Net investment income	$87,260,197	$99,354,821	$62,024,311
Net realized loss	(81,947,165)	(31,324,978)	(10,656,813)
Net change in unrealized appreciation (depreciation)	118,561,865	(4,235,878)	(76,072,758)
Net increase (decrease) in net assets resulting from operations	123,874,897	63,793,965	(24,705,260)
Distributions to shareholders from:
Distributable earnings	(108,632,645)	(103,210,465)	(62,856,300)

Share transactions*:
Proceeds from sale of shares	380,527,666	610,528,274	232,255,280
Cost of shares redeemed	(82,936,239)	(42,538,023)	(87,347,038)
Net increase in net assets resulting from share transactions	297,591,427	567,990,251	144,908,242
Total increase in net assets	312,833,679	528,573,751	57,346,682
Net Assets, beginning of period	1,588,218,147	1,059,644,396	1,002,297,714
Net Assets, end of period	$1,901,051,826	$1,588,218,147	$1,059,644,396
*Shares of Common Stock Issued (no par value)
Shares sold	21,450,000	35,350,000	13,000,000
Shares redeemed	(4,650,000)	(2,500,000)	(4,850,000)
Net increase	16,800,000	32,850,000	8,150,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

37

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	Period		Year Ended April 30,
	Ended December 31, 2024(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.64		$14.54	$16.76	$16.76	$10.75	$16.55
Net investment income (b)	1.39		1.84	1.63	1.44	1.43	1.54
Net realized and unrealized gain (loss) on investments	(0.08)		2.04	(2.18)	(0.06)	6.02	(5.86)
Total from investment operations	1.31		3.88	(0.55)	1.38	7.45	(4.32)
Distributions from:
Net investment income	(1.35)		(1.78)	(1.63)	(1.38)	(1.44)	(1.48)
Return of capital	(0.01)		— (c)	(0.04)	—	— (c)	—
Total distributions	(1.36)		(1.78)	(1.67)	(1.38)	(1.44)	(1.48)
Net asset value, end of period	$16.59		$16.64	$14.54	$16.76	$16.76	$10.75
Total return (d)	8.11%		28.03%	(2.60)%	8.23%	73.81%	(27.77)%

Ratios to average net assets
Gross expenses (e)(f)	0.42	%(g)	0.42%	0.42%	0.41%	0.46%	0.48%
Net expenses (e)(f)	0.42	%(g)	0.42%	0.42%	0.41%	0.41%	0.41%
Net expenses excluding interest and taxes (e)(f)	0.40	%(g)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (e)	12.55	%(g)	11.60%	10.75%	8.34%	10.57%	9.95%
Supplemental data
Net assets, end of year (in millions)	$1,369		$1,084	$577	$625	$412	$170
Portfolio turnover rate (h)	17%		12%	28%	29%	26%	22%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1 2024, through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Periods after April 30, 2021 reflect a unitary management fee structure.
(g)	Annualized
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Bond ETF
	Period		Year Ended April 30,
	Ended December 31, 2024(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.89		$22.86	$23.56	$24.07	$22.39	$22.89
Net investment income (b)	0.29		0.51	0.57	0.66	0.73	0.87
Net realized and unrealized gain (loss) on investments	0.11		(0.79)	(0.76)	(0.40)	1.60	(0.49)
Total from investment operations	0.40		(0.28)	(0.19)	0.26	2.33	0.38
Distributions from:
Net investment income	—		—	— (c)	(0.76)	(0.65)	(0.79)
Return of capital	(0.30)		(0.69)	(0.51)	(0.01)	—	(0.09)
Total distributions	(0.30)		(0.69)	(0.51)	(0.77)	(0.65)	(0.88)
Net asset value, end of period	$21.99		$21.89	$22.86	$23.56	$24.07	$22.39
Total return (d)	1.83%		(1.21)%	(0.80)%	1.02%	10.56%	1.76%

Ratios to average net assets
Gross expenses	1.16	%(e)	0.79%	0.51%	0.52%	0.68%	3.53%
Net expenses	0.50	%(e)	0.51%	0.51%	0.51%	0.50%	0.50%
Net expenses excluding interest and taxes	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.97	%(e)	2.31%	2.51%	2.69%	3.07%	3.93%
Supplemental data
Net assets, end of year (in millions)	$22		$24	$43	$130	$104	$4
Portfolio turnover rate (f)	72%		65%	10%	60%	17%	21%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1 2024, through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
	Period		Year Ended April 30,
	Ended December 31, 2024(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.29		$20.02	$20.90	$25.71	$22.21	$24.54
Net investment income (b)	0.75		1.06	0.96	1.02	1.13	1.26
Net realized and unrealized gain (loss) on investments	0.31		0.33	(0.85)	(4.78)	3.54	(2.33)
Total from investment operations	1.06		1.39	0.11	(3.76)	4.67	(1.07)
Distributions from:
Net investment income	(0.63)		(0.88)	(0.89)	(1.05)	(1.10)	(1.17)
Return of capital	(0.16)		(0.24)	(0.10)	—	(0.07)	(0.09)
Total distributions	(0.79)		(1.12)	(0.99)	(1.05)	(1.17)	(1.26)
Net asset value, end of period	$20.56		$20.29	$20.02	$20.90	$25.71	$22.21
Total return (c)	5.23%		7.13%	0.78%	(15.07)%	21.30%	(4.67)%

Ratios to average net assets
Gross expenses (d)	0.41	%(e)	0.40%	0.40%	0.40%	0.56%	0.62%
Net expenses (d)	0.41	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net expenses excluding interest and taxes (d)	0.40	%(e)	0.40%	0.40%	N/A	N/A	N/A
Net investment income	5.33	%(e)	5.27%	4.89%	4.21%	4.54%	5.17%
Supplemental data
Net assets, end of year (in millions)	$23		$30	$66	$79	$100	$89
Portfolio turnover rate (f)	19%		31%	22%	25%	33%	37%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1 2024, through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF
	Period		Year Ended April 30,
	Ended December 31, 2024(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.87		$25.13	$25.33	$31.14	$29.36	$33.11
Net investment income (b)	1.02		1.52	1.43	1.47	1.55	2.00
Net realized and unrealized gain (loss) on investments	(0.66)		(1.25)	(0.21)	(5.84)	1.78	(3.75)
Total from investment operations	0.36		0.27	1.22	(4.37)	3.33	(1.75)
Distributions from:
Net investment income	—		(0.60)	(0.18)	(0.77)	(0.01)	(0.48)
Return of capital	(1.02)		(0.93)	(1.24)	(0.67)	(1.54)	(1.52)
Total distributions	(1.02)		(1.53)	(1.42)	(1.44)	(1.55)	(2.00)
Net asset value, end of period	$23.21		$23.87	$25.13	$25.33	$31.14	$29.36
Total return (c)	1.43%		1.03%	5.16%	(14.56)%	11.40%	(5.79)%

Ratios to average net assets
Gross expenses	0.31	%(d)	0.31%	0.31%	0.32%	0.31%	0.36%
Net expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.26	%(d)	6.10%	5.87%	5.00%	4.92%	6.05%
Supplemental data
Net assets, end of year (in millions)	$2,591		$2,779	$3,224	$3,073	$3,380	$3,339
Portfolio turnover rate (e)	25%		37%	29%	33%	40%	39%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1 2024, through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF
	Period		Year Ended April 30,
	Ended December 31, 2024(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.69		$11.01	$15.23	$19.45	$11.42	$23.63
Net investment income (b)	0.80		1.17	1.21	0.76	0.86	1.45
Net realized and unrealized gain (loss) on investments	0.05		(0.22)	(3.82)	(3.44)	8.49	(11.90)
Total from investment operations	0.85		0.95	(2.61)	(2.68)	9.35	(10.45)
Distributions from:
Net investment income	(0.70)		(1.16)	(1.21)	(0.79)	(0.83)	(1.45)
Return of capital	(0.23)		(0.11)	(0.40)	(0.75)	(0.49)	(0.31)
Total distributions	(0.93)		(1.27)	(1.61)	(1.54)	(1.32)	(1.76)
Net asset value, end of period	$10.61		$10.69	$11.01	$15.23	$19.45	$11.42
Total return (c)	7.88%		8.59%	(16.95)%	(14.74)%	85.71%	(46.63)%

Ratios to average net assets
Gross expenses (d)	0.42	%(e)	0.43%	0.43%	0.41%	0.49%	0.50%
Net expenses (d)	0.42	%(e)	0.43%	0.43%	0.41%	0.41%	0.41%
Net expenses excluding interest and taxes (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	10.44	%(e)	10.40%	9.30%	4.15%	5.55%	6.70%
Supplemental data
Net assets, end of year (in millions)	$288		$256	$189	$211	$310	$119
Portfolio turnover rate (f)	26%		16%	19%	12%	31%	16%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1 2024, through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF
	Period		Year Ended April 30,
	Ended December 31, 2024(a)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.01		$17.51	$19.15	$20.97	$18.23	$19.37
Net investment income (b)	0.85		1.29	1.12	1.01	0.98	1.06
Net realized and unrealized gain (loss) on investments	0.43		(0.45)	(1.62)	(1.68)	2.72	(1.12)
Total from investment operations	1.28		0.84	(0.50)	(0.67)	3.70	(0.06)
Distributions from:
Net investment income	(1.03)		(1.34)	(1.14)	(1.13)	(0.96)	(1.08)
Return of capital	—		—	—	(0.02)	—	—
Total distributions	(1.03)		(1.34)	(1.14)	(1.15)	(0.96)	(1.08)
Net asset value, end of period	$17.26		$17.01	$17.51	$19.15	$20.97	$18.23
Total return (c)	7.57%		5.04%	(2.50)%	(3.61)%	20.78%	(0.54)%

Ratios to average net assets
Gross expenses (d)	0.40	%(e)	0.40%	0.41%	0.40%	0.43%	0.44%
Net expenses (d)	0.40	%(e)	0.40%	0.41%	0.40%	0.40%	0.41%
Net expenses excluding interest and taxes (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	7.14	%(e)	7.55%	6.28%	4.79%	4.97%	5.41%
Supplemental data
Net assets, end of year (in millions)	$1,901		$1,588	$1,060	$1,002	$948	$689
Portfolio turnover rate (f)	30%		27%	27%	37%	36%	45%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1 2024, through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

BDC Income ETF (“BDC Income”)	Diversified
China Bond ETF (“China Bond”)	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

BDC Income	MVIS® US Business Development Companies Index
China Bond	ChinaBond China High Quality Bond Index
International High Yield	ICE BofA Global ex-US Issuers High Yield Constrained Index
J.P. Morgan EM	J.P. Morgan GBI-EM Global Core Index
Mortgage REIT	MVIS® US Mortgage REITs Index
Preferred Securities	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities
Index

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for BDC Income. Van Eck Absolute Return Advisers Corporation (“VEARA”) serves as the investment adviser to BDC Income. VEAC and VEARA are collectively referred to as the “Adviser”.

The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that the Adviser uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Bond seeks to achieve its investment objective by primarily investing in RMB bonds through Bond Connect. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index. BDC Income may invest in swaps and other types of derivative instruments that have investment exposure to BDCs, including swaps on the benchmark index and/or swaps on the components that comprise the benchmark index. BDC Income may also invest in exchange-traded notes.

In December 2024, the Funds’ Board of Trustees (“Trustees”) approved changing the Funds’ fiscal year-end from April 30 to December 31.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

44

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Trustees have designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that

45

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of December 31, 2024.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps— The BDC Income ETF invests in total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the
46

underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s total return swap transactions may contain provisions for early termination of a total return swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the total return swap and require the Fund to pay or receive a settlement amount in connection with the terminated total return swap transaction. The total return swap position held by the BDC Income ETF at December 31, 2024 is reflected in the Fund’s Schedule of Investments.

During the eight months ended December 31, 2024, the BDC Income ETF held total return swap contracts for three months with an average monthly notional amount of $15,146,980.

At December 31, 2024, the BDC Income ETF held the following derivatives:

Asset Derivatives
Equity Risk
BDC Income ETF
Swap contracts[1]	$84,856

1	Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the eight months ended December 31, 2024 was as follows:

Equity Risk
BDC Income ETF
Realized gain (loss):
Swap contracts[1]	$290,018
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	84,856

1	Statement of Operations location: Net realized gain (loss) on swap contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at December 31, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of December 31, 2024. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.
47

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
BDC Income ETF
Total return swap contracts	$84,856	$—	$84,856	$—	$84,856

H.	Segment Reporting—During the year, the Funds adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Funds’ financial position or results of operations.

The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess each Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

China Bond is required to hold foreign investor minimum settlement reserve funds by the China Securities Depository and Clearing Corporation Limited. Refer to cash denominated in foreign currency, at value on the Statement of Assets and Liabilities for the amount held at December 31, 2024.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2025, to waive management fees and assume expenses to prevent total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The expense limitations and management fee rates for the period ended December 31, 2024 and the year ended April 30, 2024 are as follows:

48

Fund	Management Fees	Expense Limitations
China Bond	0.40%	0.50%
J.P. Morgan EM	0.27	0.30

Refer to the Statements of Operations for the amounts assumed by the Adviser for the period ended December 31, 2024 and the year ended April 30. 2024.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the period ended December 31, 2024 and the year ended April 30, 2024 are as follows:

Fund	Management Fee Rate
BDC Income	0.40%
International High Yield	0.40
Mortgage REIT	0.40
Preferred Securities	0.40

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of December 31, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended December 31, 2024, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
BDC Income	$201,914,718	$219,623,791	$381,005,182	$97,388,956
China Bond	14,981,366	17,288,050	—	—
International High Yield	4,895,527	4,773,741	—	8,249,710
J.P. Morgan EM	672,488,873	720,388,928	62,910,780	127,481,388
Mortgage REIT	76,458,200	74,849,326	50,404,114	14,572,291
Preferred Securities	536,491,868	539,581,581	368,496,668	84,935,171
49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes—As of December 31, 2024, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$1,383,891,455	$99,428,000	$(51,982,750)	$47,445,250
China Bond	21,028,292	82,923	(850,897)	(767,974)
International High Yield	24,623,427	312,188	(2,076,348)	(1,764,160)
J.P. Morgan EM	2,892,865,408	33,614,996	(349,901,140)	(316,286,144)
Mortgage REIT	340,293,254	7,103,164	(43,401,953)	(36,298,789)
Preferred Securities	1,954,864,969	90,552,496	(112,995,402)	(22,442,906)

At December 31, 2024, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
BDC Income	$–	$(123,271,744)	$–	$(94,252)	$47,530,106	$(75,835,890)
China Bond	–	–	(22,728)	(1,636)	(780,668)	(805,032)
International High Yield	–	(18,694,077)	(40,272)	(33,385)	(1,772,674)	(20,540,408)

J.P. Morgan EM	–	(469,621,680)	(17,286,314)	9,901,199	(318,979,245)	(795,986,040)
Mortgage REIT	–	(149,518,341)	–	1,841,544	(36,298,789)	(183,975,586)
Preferred Securities	3,433,724	(188,955,635)	–	(2,802,757)	(22,442,906)	(210,767,574)

^These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

* Post-October losses represent certain ordinary, specified and/or capital losses incurred after October 31, 2024. These losses are deemed to arise on the first day of the funds’ next taxable year.

The tax character of distributions paid to shareholders was as follows:

	December 31, 2024		April 30, 2024		April 30, 2023
Fund	Ordinary Income*	Return of Capital	Ordinary Income*	Return of Capital	Ordinary Income*	Return of Capital
BDC Income	$100,652,127	$534,358	$89,851,157	$187,793	$59,501,743	$1,673,017
China Bond	–	312,780	–	1,040,340	–	1,816,350
International High Yield	762,590	190,340	1,811,747	464,333	2,745,823	324,327
J.P. Morgan EM	–	116,685,317	74,799,534	116,037,962	23,143,273	149,840,524
Mortgage REIT	18,288,440	5,850,010	23,290,638	2,175,757	16,885,952	5,467,268
Preferred Securities	108,632,645	–	103,210,465	–	62,856,300	–

*Includes short-term capital gains (if any).

During the period ended December 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment of in-kind redemptions, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
BDC Income	$(14,929,585)	$14,929,585
China Bond	896,226	(896,226)
International High Yield	413,005	(413,005)
J.P. Morgan EM	63,396,069	(63,396,069)
50

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Mortgage REIT	(2,583,545)	2,583,545
Preferred Securities	(7,266,884)	7,266,884

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended December 31, 2024 and the year ended April 30, 2024, the Funds did not incur any interest or penalties.

China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”), Renminbi Qualified Foreign Institutional Investors (“RQFIIs”) and investors in the China Bond Connect Program.

On November 7, 2018, the People’s Republic of China (“PRC”) issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC Ministry of Finance and PRC State Taxation Administration jointly issued Caishui [2021] No. 34 (“Circular 34”) to formally extend the tax exemption period provided in Circular 108 to December 31, 2025.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license and investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) and investment through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to China Bond and J.P. Morgan EM and their shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, which is the former Sub-Adviser in this case, and begin collecting capital gains tax, China Bond could be subject to a tax liability via the former Sub-Adviser. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, China Bond and J.P. Morgan EM could be subject to a tax liability. The impact of any such tax liability on the return for China Bond and J.P. Morgan EM could be substantial.

51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds or in Funds holding bonds involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except BDC Income, China Bond, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. BDC Income may invest in total return swap agreements that provide economic exposure to the investment returns of underlying BDC companies. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security.

China Bond, International High Yield, and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Should the Chinese government impose restrictions on the ability of China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed

52

securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. For tax purposes, this may require the Fund to account for the distribution that has been deferred or suspended, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates. Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on May 1, 2021, for BDC Income, International High Yield, Mortgage REIT, and Preferred Securities. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through April 30, 2021.

For China Bond and J.P. Morgan EM, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2024 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2024:

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$262,824,999	$75,308,443	$196,427,565	$271,736,008
International High Yield	714,983	689,265	55,364	744,629
J.P. Morgan EM	17,696,797	21,907,181	–	21,907,181
Mortgage REIT	81,702,317	15,605,697	67,921,506	83,527,203
Preferred Securities	47,251,061	35,264,117	13,300,455	48,564,572

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2024:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Government Obligations
BDC Income	$–	$75,308,443	$–
International High Yield	689,265	–	–
J.P. Morgan EM	–	–	21,907,181
Mortgage REIT	–	15,605,697	–
Preferred Securities	–	35,264,117	–

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	118	$5,202,390	6.52%
International High Yield	24	113,514	6.62
J.P. Morgan EM	64	2,302,456	6.49
Mortgage REIT	117	2,149,422	6.38
Preferred Securities	22	2,046,539	6.45

During the year ended April 30, 2024, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	252	$3,848,195	6.61%
China Bond	4	2,154,561	6.42
J.P. Morgan EM	22	3,371,913	6.65
Mortgage REIT	188	2,236,108	6.65
Preferred Securities	65	4,287,503	6.53

Outstanding loan balances as of December 31, 2024, if any, are reflected in the Statements of Assets and Liabilities.

54

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the six funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the period May 1, 2024 through December 31, 2024 and for the year ended April 30, 2024, and the statements of changes in net assets, including the related notes, and the financial highlights for the period May 1, 2024 through December 31, 2024 and the years ended April 30, 2024 and 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations for the period May 1, 2024 through December 31, 2024 and for the year ended April 30, 2024, the changes in each of their net assets and each of the financial highlights for the period May 1, 2024 through December 31, 2024 and the years ended April 30, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America.

Funds
VanEck BDC Income ETF	VanEck J.P. Morgan EM Local Currency Bond ETF
VanEck China Bond ETF	VanEck Mortgage REIT Income ETF
VanEck International High Yield Bond ETF	VanEck Preferred Securities ex Financials ETF

The financial statements of the Funds as of and for the year or period ended April 30, 2022, and the financial highlights for each of the periods ended on or prior to April 30, 2022 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 23, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion

/s/PricewaterhouseCoopers LLP
New York, New York
February 26, 2025

55

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

56

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the period from May 1, 2024 through December 31, 2024. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, shareholders should use the information provided to them on their Form 1099-DIV. If you do not receive a Form 1099, please visit the Funds’ website at https://www.vaneck.com/us/en/resources/tax-information/ for the calendar year tax information for the funds. Please consult your tax advisor regarding the appropriate treatment of these distributions.

Fund Name	Ticker Symbol	Payable Date	Total Distribution Per Share	Return of Capital (a)	Total Ordinary Income Dividends
BDC Income	BIZD	Quarterly	$1.3611	$0.0072	$1.3539
Mortgage REIT	MORT	Quarterly	0.9257	0.2243	0.7014
Preferred Securities	PFXF	Monthly	1.0324	-	1.0324

Fund Name	Ticker Symbol	Payable Date	Percent of Ordinary Income Dividends that are QDI Eligible (b)	Percent of Ordinary Income Dividends that are DRD Eligible (c)	Section 199A QBI as a Percent of Ordinary Income Dividends (d)	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (e)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (f)
BDC Income	BIZD	Quarterly	2.89%	0.01%	0.08%	46.21%	63.88%
Mortgage REIT	MORT	Quarterly	4.24	-	55.02	-	-
Preferred Securities	PFXF	Monthly	21.85	20.52	19.52	46.92	39.89

(a) A return of capital is not considered taxable income to shareholders. Shareholders who received these distributions should not include these amounts in taxable income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should use the more detailed information provided on Form 8937 -Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

(b) All or a portion of a shareholder’s ordinary income dividend may be taxed at a reduced capital gains rate rather than the higher marginal tax rates applicable to ordinary income. The amount of a dividend subject to this lower rate is known as Qualified Dividend Income or QDI and is reported in Box 1b of the Form 1099-DIV. Shareholders who received Form 1099-DIV should use the amounts reported to them on Form 1099-DIV when preparing their tax return. To treat a dividend as qualifying for lower rates, shareholders must have held shares on which the dividend was paid for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of the distribution.

(c) QDI information does not apply to shareholders that are corporations for U.S. tax purposes. Corporate shareholders should use the information regarding the Dividends Received Deduction or DRD. This data is being provided to corporate shareholders in order for them to compute their share of dividends qualifying for the DRD for corporations. To determine your share of income eligible for the DRD, multiply the dollar amount of your ordinary dividends by the percentage indicated.

(d) The Section 199A amount represents the percentage of each Fund’s ordinary income distributions, that represent Qualfied Business Income (QBI) for purposes of the Internal Revenue Code Section 199A deduction. Section 199A allows a deduction of up to 20% on QBI for non-corporate taxpayers.

To treat a dividend as qualifying for the QBI or DRD, shareholders must have held shares on which the dividend was paid for at least 46 days during the 91-day period beginning 45 days before the ex-dividend date of the distribution.

(e) These amounts represent distributions paid during the taxable year ended December 31, 2024 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

(f) These amounts represent distributions paid during the taxable year ended December 31, 2024 that were considered to be Qualified Interest Income (“QII”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

57

VANECK ETF TRUST

TAX INFORMATION

(unaudited) (continued)

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Return of Capital (a)	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income (b)	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (c)
China Bond	CBON	Monthly	$0.2956	$0.2956	$-	-%	-%
International High Yield	IHY	Monthly	0.7859	0.1570	0.6289	100.00	92.41
J.P. Morgan EM Local Currency Bond	EMLC	Monthly	1.0192	1.0192	-	-	-

(a) A return of capital is not considered taxable income to shareholders. Shareholders who received these distributions should not include these amounts in taxable income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should use the more detailed information provided on Form 8937 -Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

(b) Funds with an amount in these columns have qualified to pass-through foreign taxes and foreign source income to their shareholders. Accordingly, shareholders may include their share of foreign source income on Form 1116 (Form 1118 for corporations) and may either deduct your portion of the taxes in computing your taxable income or take a credit for such taxes against your tax liability. To determine your portion of foreign source income, multiply the dollar amount of your ordinary dividends by the percentage indicated.

(c) These amounts represent distributions paid during the taxable year ended December 31, 2024 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

58

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

59

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VanEck Ultrashort Plus ETF

At a meeting held on September 4, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Ultrashort Plus ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment programs, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

60

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION December 31, 2024

Russia ETF	RSX
Russia Small-Cap ETF	RSXJ

800.826.2333	vaneck.com

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Sberbank of Russia PJSC ∞	46,050,016	$0
VTB Bank PJSC *∞	13,375,470	0
		0
Consumer Discretionary Distribution & Retail: 0.0%
Ozon Holdings Plc (ADR) * †∞	8,707	0
Energy: 0.0%
Gazprom PJSC *∞	45,772,138	0
LUKOIL PJSC ∞	2,063,982	0
Novatek PJSC ∞	7,452,940	0
Rosneft Oil Co. PJSC ∞	16,922,345	0
Surgutneftegas PJSC ∞	125,211,510	0
Surgutneftegas PJSC (ADR) *∞	1,364,815	0
Tatneft PJSC (ADR) *∞	3,393,156	0
		0
Financial Services: 0.0%
Moscow Exchange MICEX-RTS PJSC ∞	17,946,312	0
Materials: 0.0%
Alrosa PJSC ∞	33,188,190	0
Evraz Plc *∞	266,000	0
GMK Norilskiy Nickel PAO *∞	52,917,800	0
GMK Norilskiy Nickel PAO (ADR) *∞	4	0
Novolipetsk Steel PJSC ∞	22,272,460	0
PhosAgro PJSC ∞	705,974	0
PhosAgro PJSC (GDR) ∞	13,644	0
Polyus PJSC (GDR) *∞	1,155,875	0
Raspadskaya OJSC *∞	730,890	0
Severstal PAO (GDR) *∞	3,405,164	0
		0
Media & Entertainment: 0.0%
VK IPJSC (GDR) *∞	2,338,938	0
Telecommunication Services: 0.0%
Rostelecom PJSC *∞	13,944,591	0
	Number of Shares	Value
Utilities: 0.0%
Inter RAO UES PJSC ∞	482,502,010	$0
Irkutsk Electronetwork Co. JSC *∞	7,410,870	0
		0
Total Common Stocks (Cost: $1,403,242,109)		0

PREFERRED SECURITIES: 0.0% (Cost: $46,034,627)
Energy: 0.0%
Transneft PJSC ∞	2,097,200	0

MONEY MARKET FUND: 100.5% (Cost: $32,339,311)
State Street Institutional Treasury Plus - Premier Class	32,339,311	32,339,311

Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $1,481,616,047)		32,339,311

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $150,761)
State Street Navigator Securities Lending Government Money Market Portfolio	150,761	150,761
Total Investments: 101.0% (Cost: $1,481,766,808)		32,490,072
Liabilities in excess of other assets: (1.0)%		(312,366)
NET ASSETS: 100.0%		$32,177,706

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is 0.

See Notes to Financial Statements

3

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Funds	32,490,072	—	—	32,490,072
Total Investments	$32,490,072	$—	$0	$32,490,072

*	See Schedule of Investments for industry sectors.

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2024. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2023	$0
Realized loss	(81,153,728)
Net change in unrealized appreciation (depreciation)	167,973,108
Purchases	—
Sales	(86,819,380)
Transfers in/out of level 3	—
Balance as of December 31, 2024	$0

Preferred Securities
Balance as of December 31, 2023	$0
Realized loss	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of December 31, 2024	$0

See Notes to Financial Statements

4

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Credit Bank of Moscow PJSC *∞	21,005,200	$0
Consumer Discretionary Distribution & Retail: 0.0%
Detsky Mir PJSC 144A *∞	1,155,798	0
M.Video PJSC *∞	110,194	0
		0
Consumer Staples Distribution & Retail: 0.0%
Lenta International Co. PJSC (GDR) *∞	263,199	0
Energy: 0.0%
Sovcomflot PJSC ∞	989,960	0
Financial Services: 0.0%
SFI PJSC ∞	2,663	0
Food, Beverage & Tobacco: 0.0%
NovaBev Group PJSC ∞	89,880	0
Materials: 0.0%
Mechel PJSC *∞	438,883	0
Raspadskaya OJSC *∞	703,205	0
Segezha Group PJSC 144A *∞	8,945,900	0
		0
Real Estate Management & Development: 0.0%
Etalon Group Plc (GDR) *∞	394,873	0
Gruppa Kompanii Samolyot PAO *∞	16,988	0
LSR Group PJSC ∞	103,574	0
		0
	Number of Shares	Value
Telecommunication Services: 0.0%
Sistema AFK PAO ∞	6,612,640	$0
Transportation: 0.0%
Aeroflot PJSC *∞	1,885,382	0
Globaltrans Investment Plc (GDR) *∞	182,773	0
Novorossiysk Commercial Sea Port PJSC ∞	8,972,400	0
		0
Utilities: 0.0%
Mosenergo PJSC ∞	19,492,800	0
OGK-2 PJSC *∞	51,450,600	0
TGC-1 PJSC *∞	1,701,100,000	0
Unipro PJSC *∞	24,734,000	0
		0
Total Common Stocks (Cost: $22,371,077)		0

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC ∞	171,506	0

MONEY MARKET FUND: 118.6% (Cost: $401,972)
State Street Institutional Treasury Plus - Premier Class	401,972	401,972

Total Investments: 118.6% (Cost: $23,114,661)		401,972
Liabilities in excess of other assets: (18.6)%		(63,167)
NET ASSETS: 100.0%		$338,805

Definitions:

GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $0, or 0.0% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Fund	401,972	—	—	401,972
Total Investments	$401,972	$—	$0	$401,972

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

5

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(continued)

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2024. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2023	$0
Realized loss	(157,606)
Net change in unrealized appreciation (depreciation)	2,064,592
Purchases	—
Sales	(1,906,986)
Transfers in/out of level 3	—
Balance as of December 31, 2024	$0

Preferred Securities
Balance as of December 31, 2023	$0
Realized loss	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of December 31, 2024	$0

See Notes to Financial Statements

6

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	Russia ETF	Russia Small-Cap ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$32,339,311	$401,972
Short-term investments held as collateral for securities loaned (3)	150,761	—
Cash	32,991	406
Cash denominated in foreign currency, at value (4)	636	586
Receivables:
Due from Adviser	—	5,052
Dividends and interest	99,963	1,225
Prepaid expenses	1,630	531
Other assets	12,675	1,197
Total assets	32,637,967	410,969
Liabilities:
Payables:
Collateral for securities loaned	150,761	—
Deferred Trustee fees	236,180	4,524
Accrued expenses	73,320	67,640
Total liabilities	460,261	72,164
NET ASSETS	$32,177,706	$338,805
Shares outstanding	95,900,000	883,318
Net asset value, redemption and offering price per share	$0.34	$0.38
Net Assets consist of:
Aggregate paid in capital	$3,460,323,422	$41,603,873
Total distributable loss	(3,428,145,716)	(41,265,068)
NET ASSETS	$32,177,706	$338,805
(1) Includes Investment in securities on loan, at market value	$—	$—
(2) Cost of investments - Unaffiliated issuers	$1,481,616,047	$23,114,661
(3) Cost of short-term investments held as collateral for securities loaned	$150,761	$—
(4) Cost of cash denominated in foreign currency	$612	$613

See Notes to Financial Statements

7

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Russia ETF	Russia Small-Cap ETF
Income:
Interest	$2,715,274	$37,625
Securities lending income	16,813	—
Total income	2,732,087	37,625
Expenses:
Professional fees	55,610	50,556
Custody and accounting fees	19,360	19,360
Reports to shareholders	70,773	9,099
Trustees’ fees and expenses	18,157	340
Insurance	2,507	1,097
Interest	6,248	103
Taxes	262	261
Other	1,006	1,007
Total expenses	173,923	81,823
Expenses assumed by the Adviser	—	(76,897)
Net expenses	173,923	4,926
Net investment income	2,558,164	32,699

Net realized gain (loss) on:
Investments	(81,151,473)	(157,606)
Foreign currency transactions and foreign denominated assets and liabilities	183,548	—
Net realized loss	(80,967,925)	(157,606)

Net change in unrealized appreciation (depreciation) on:
Investments	167,973,108	2,064,592
Foreign currency translations and foreign denominated assets and liabilities	(688)	(10)
Net change in unrealized appreciation (depreciation)	167,972,420	2,064,582
Net increase in net assets resulting from operations	$89,562,659	$1,939,675

See Notes to Financial Statements

8

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF		Russia Small-Cap ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$2,558,164	$1,957,678	$32,699	$18,411
Net realized loss	(80,967,925)	(196,757,811)	(157,606)	–
Net change in unrealized appreciation (depreciation)	167,972,420	259,547,847	2,064,582	34
Net increase in net assets resulting from operations	89,562,659	64,747,714	1,939,675	18,445

Distributions to shareholders from:
Distributable earnings	(2,757,442)	(2,002,429)	(33,046)	(19,314)
Return of capital	(87,014,548)	(65,731,741)	(1,907,869)	(50,910)
Total distributions	(89,771,990)	(67,734,170)	(1,940,915)	(70,224)

Total decrease in net assets	(209,331)	(2,986,456)	(1,240)	(51,779)
Net Assets, beginning of year	32,387,037	35,373,493	340,045	391,824
Net Assets, end of year	$32,177,706	$32,387,037	$338,805	$340,045

There were no share transactions for the years ended December 31, 2024 and December 31, 2023, respectively.

See Notes to Financial Statements

9

VANECK ETF TRUST

STATEMENTS OF CASH FLOWS

For the Year Ended December 31, 2024

	Russia ETF	Russia Small-Cap ETF
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$89,562,659	$1,939,675
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Investment securities sold	84,970,016	1,906,986
Net purchases of short term investments	(30,489,947)	(401,972)
Net realized loss on investments in securities	81,153,728	157,606
Net change in unrealized (appreciation) depreciation on investments	(167,973,108)	(2,064,592)
(Increase) decrease in assets:
Dividends and interest receivable	2,286	27
Due from Adviser	—	2,083
Prepaid expenses	(260)	117
Other assets	(12,675)	(1,197)
Increase (decrease) in liabilities:
Accrued expenses	12,304	7,728
Deferred trustee fees	15,731	345
Net cash provided by operating activities	57,240,734	1,546,806

Cash Flows from Financing Activities
Cash distributions paid to shareholders	(89,771,990)	(1,940,915)
Net cash used for financing activities	(89,771,990)	(1,940,915)
Net change in cash	(32,531,256)	(394,109)
Cash at beginning of year	32,564,883	395,101
Cash at end of year	$33,627	$992

Supplemental disclosure of cash flow information
Interest expense paid during the period	$6,248	$103

See Notes to Financial Statements

10

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Russia ETF
	Year Ended December 31,
	2024		2023		2022		2021	2020

Net asset value, beginning of year	$0.34		$0.37		$26.75		$23.82	$24.96
Net investment income (a)	0.03		0.02		0.05		1.39	0.97
Net realized and unrealized gain (loss) on investments	0.91		0.66		(26.43)		3.06	(1.31)
Total from investment operations	0.94		0.68		(26.38)		4.45	(0.34)
Distributions from:
Net investment income	(0.03)		(0.02)		—		(1.52)	(0.79)
Return of capital	(0.91)		(0.69)		—		—	(0.01)
Total distributions	(0.94)		(0.71)		—		(1.52)	(0.80)
Net asset value, end of year	$0.34		$0.34		$0.37		$26.75	$23.82
Total return (b)	421.94	%(c)	296.65	%(c)	(98.62)%		18.74%	(1.38)%

Ratios to average net assets
Expenses (d)	0.32%		0.47%		0.60	%(e)	0.56%	0.61%
Expenses excluding interest, a portion of depositary receipt fees and taxes (d) (f)	0.31%		0.41%		0.59	%(e)	0.56%	0.60%
Net investment income	4.72%		4.55%		1.67%		4.99%	4.45%
Supplemental data
Net assets, end of year (in millions)	$32		$32		$35		$1,376	$1,621
Portfolio turnover rate (g)	—%		—%		4%		20%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at zero. See Note 2 - Plan of Liquidation for more information.
(d)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(e)	During the period the Fund incurred significant expenses outside of its expense cap.
(f)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets.
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

11

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Russia Small-Cap ETF
	Year Ended December 31,
	2024		2023	2022		2021	2020

Net asset value, beginning of year	$0.38		$0.44	$32.97		$36.22	$35.94
Net investment income (loss) (a)	0.04		0.02	(0.09)		1.12	1.12
Net realized and unrealized gain (loss) on investments	2.16		—	(32.44)		(2.29)	0.74
Total from investment operations	2.20		0.02	(32.53)		(1.17)	1.86
Distributions from:
Net investment income	(0.04)		(0.02)	—		(2.00)	(1.58)
Return of capital	(2.16)		(0.06)	—		(0.08)	—
Total distributions	(2.20)		(0.08)	—		(2.08)	(1.58)
Net asset value, end of year	$0.38		$0.38	$0.44		$32.97	$36.22
Total return (b)	580.57	%(c)	5.73%	(98.66)%		(3.29)%	5.23%

Ratios to average net assets
Gross expenses (d)	12.02%		24.81%	5.34	%(e)	1.08%	1.31%
Net expenses (d)	0.72%		0.74%	4.50	%(e)	0.75%	0.75%
Net expenses excluding interest, a portion of depositary receipt fees and taxes (d) (f)	0.67%		0.67%	4.49	%(e)	0.75%	0.75%
Net investment income (loss)	4.80%		5.30%	(1.77)%		3.01%	3.45%
Supplemental data
Net assets, end of year (in millions)	$—	(g)	$— (g)	$—	(g)	$24	$32
Portfolio turnover rate (h)	—%		—%	68%		47%	47%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at zero. See Note 2 - Plan of Liquidation for more information.
(d)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(e)	During the period the Fund incurred significant expenses outside of its expense cap.
(f)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets.
(g)	Amount is less than $500,000.
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

12

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Russia ETF Russia Small-Cap ETF	Non-Diversified Non-Diversified

Prior to the Funds’ plan of liquidation (See Note 2), the Funds sought to replicate as closely as possible, before fees and expenses, the price and yield performance of their index. Effective July 31, 2023, the MVIS Russia Index and the MVIS Russia Small-Cap Index were decommissioned. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Note 2—Plan of Liquidation—Russia’s large-scale invasion of Ukraine and the geo-political events that followed have significantly adversely impacted the Funds’ operations since March 2022. The governments of the United States and many other countries imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue.

As a result, the fair value of Russian securities held by the Funds were valued near or at zero since shortly after the invasion and have rendered virtually all of the Funds’ investments in equity securities, including depositary receipts, illiquid.

On September 29, 2022, the Board of Trustees of the Trust (the Trustees”) unanimously voted to approve a Plan of Liquidation and Termination of the Funds, contingent on receiving any necessary relief from the SEC. On December 28, 2022, the SEC granted exemptive relief to each Fund permitting them to suspend the right of redemption with respect to shares of each Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Funds complete the liquidation of their portfolios and distribute all of their assets to remaining shareholders. Furthermore, because the Funds have been delisted by Cboe BZX Exchange, Inc. in connection with the liquidation of the Funds, the Funds are no longer exchange-traded funds and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, the Funds will be terminated.

The Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. It is expected that the liquidation of the Funds will take an extended period of time, if circumstances involving Russian securities markets do not improve.

On January 24, 2024 and February 6, 2024, RSX sold its shares of X5 Retail Group NV.  On January 15, 2024 RSX sold all of its shares of TCS Group Holding. On April 15, 2024 RSX made a liquidating distribution to shareholders in the amount of the proceeds from the sales of these shares.

On June 25, 2024, RSX sold all of its shares of Mobile Telesystems PJSC. During the year, RSX executed partial close outs of Ozon Holdings PLC shares on loan. On October 2, 2024, RSX made a liquidating distribution to shareholders in the amount of the proceeds from the aforementioned transactions.

On July 3, 2024, RSXJ sold its shares of Headhunter Group PLC, and on September 6, 2024, it sold its shares of Ros Agro PLC. On October 2, 2024, RSXJ made a liquidating distribution to shareholders in the amount of the proceeds from the sale of these shares.

13

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

While certain Russian securities held by the Funds have declared dividends, there is no assurance these dividends can be collected by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of December 31, 2024.

The Funds may be terminated at any time on a date determined by the Board, even if the Russian securities and depositary receipts have not been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any additional liquidating distributions relating to the Russian securities and depositary receipts. The distribution to shareholders of sale proceeds of Russian securities and depositary receipts, if any, will be reduced by expenses related to the sale.

Refer to the Liquidation FAQ posted on the Funds’ webpages for additional information.

Note 3—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A. Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADR’s”) and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

14

The Trustees have designated Van Eck Associates Corp. (the “Adviser”) as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The holdings of the Funds at December 31, 2024 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— In accordance with the Plan of Liquidation and Termination, the Funds may make a series of liquidating distributions at various times. Additionally, until termination, each of the Funds may declare taxable distributions of income (if any) and/or net capital gains, (if any after reduction for capital loss carryforwards) to continue to satisfy the Federal income and excise tax distribution requirements for regulated investment companies.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of December 31, 2024.

15

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at December 31, 2024 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Segment Reporting— During the year, the Funds adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Funds’ financial position or results of operations.

The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. In accordance with the Plan of Liquidation, the Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. Therefore, the CODM has determined that segment reporting is not applicable.

I.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 4—Investment Management and Other Agreements—Prior to March 11, 2022, the Adviser received a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. Effective March 11, 2022, the Adviser has implemented a waiver of the Funds’ management fee, which will continue to be in effect while the Funds liquidate. The Adviser may eliminate such management fee waiver in its sole discretion as any time. In addition, the Adviser has temporarily agreed to waive and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, depositary receipt fees, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the year ended December 31, 2024.

The management fee rates and expense limitations for the year ended December 31, 2024, are as follows:

Fund	Management Fees*	Expense Limitations
Russia ETF	0.50%	0.62%
Russia Small-Cap ETF	0.50	0.67

16

*	Fee rates reflected are those in effect before voluntary waivers.

Refer to the Statements of Operations for the amounts assumed by the Adviser for the year ended December 31, 2024.

In connection with the Plan of Liquidation (Note 2), the Funds shall bear the expenses incurred in connection with carrying out liquidation, including, but not limited to, printing and legal expenses, audit and tax services fees, and the expenses of reports to shareholders. All such expenses will be considered extraordinary expenses for purposes of any expense limitation in effect with respect to the Fund.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 5—Capital Share Transactions—As of December 31, 2024, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Since March 2, 2022, VanEck Russia Small-Cap ETF had temporarily suspended new creations of its shares and since March 3, 2022, VanEck Russia ETF had temporarily suspended new creations of its shares. Such suspensions became permanent on December 28, 2022, when the Plan of Liquidation and Termination of the Funds became effective.

Note 6—Investments—For the year ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Russia ETF	$—	$84,970,016
Russia Small-Cap ETF	—	1,906,986

Note 7—Income Taxes—As of December 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russia ETF	$1,483,404,447	$–	$(1,450,914,375)	$(1,450,914,375)
Russia Small-Cap ETF	23,666,026	–	(23,264,054)	(23,264,054)

At December 31, 2024, the components of total distributable earnings (losses) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Russia ETF	$–	$(1,976,995,186)	$(236,180)	$(1,450,914,350)	$(3,428,145,716)
Russia Small-Cap ETF	–	(17,996,465)	(4,522)	(23,264,081)	(41,265,068)

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

The tax character of dividends paid to shareholders was as follows:

	December 31, 2024		December 31, 2023
Fund	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Russia ETF	$2,757,442	$87,014,548	$2,002,429	$65,731,741
Russia Small-Cap ETF	33,046	1,907,869	19,314	50,910

17

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Each year, the Funds assess the need for any reclassifications due to permanent book to tax differences that affect distributable earnings (losses) and aggregate paid in capital. Net assets are not affected by these reclassifications. During the year ended December 31, 2024, the Funds did not have any reclassifications.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

Note 8—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States.

As a result of the current conditions related to Russian securities and Russian markets as outlined in the Plan of Liquidation (Note 2), the Funds are unable to dispose of the Russian securities in their portfolios, with limited exceptions, and the Funds’ portfolios have become illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Funds, and the Funds may be unable to transact at advantageous times or prices. Russia recently took actions that impact the custody of equity securities of Russian issuers and may be detrimental to a Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to a Fund.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 9—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 10—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S.

18

government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2024 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ remaining securities on loan and related collateral as of December 31, 2024:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Russia ETF	$–	$150,761	$–	$150,761

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Russia ETF	$150,761
* Remaining contractual maturity: overnight and continuous

19

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of VanEck Russia ETF and VanEck Russia Small-Cap ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VanEck Russia ETF and VanEck Russia Small-Cap ETF (two of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and cash flows for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations and each of their cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

20

Emphasis of Matter

As discussed in Note 2 to the financial statements, due to the Russia invasion of Ukraine, the Board unanimously voted to close and liquidate the Funds, and management is in process of executing its liquidation plan.

/s/PricewaterhouseCoopers LLP
New York, New York
February 26, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

21

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024. Please consult your tax advisor for proper treatment of this information:

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Return of Capital (a)	Income Dividends
Russia ETF	RSX	Various	$0.9361	$0.9073	$0.0288
Russia Small-Cap ETF	RSXJ	Various	2.1973	2.1599	0.0374

Fund Name	Ticker Symbol	Payable Date	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (b)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (c)	Federal Obligation Interest (d)
Russia ETF	RSX	Various	93.13%	93.13%	44.99%
Russia Small-Cap ETF	RSXJ	Various	100.00	100.00	46.68

(a) A return of capital is not considered taxable income to shareholders. Shareholders who received these distributions should not include these amounts in taxable income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should use the more detailed information provided on Form 8937 - Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

(b) These amounts represent distributions paid during the taxable year ended December 31, 2024 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

(c) These amounts represent distributions paid during the taxable year ended December 31, 2024 that were considered to be Qualified Interest Income (“QII”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

(d) Certain states may exempt the portion of dividends derived from assets backed by the full faith and credit of the U.S. Government.

22

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

23

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, CEO

Date	March 7, 2025

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date	March 7, 2025